UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03421

The Prudential Variable Contract Account-10

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service

Registrant’s telephone number, including area code: 973-367-7521

Date of fiscal year end: 12/31/2009

Date of reporting period: 6/30/2009

Item 1 – Reports to Stockholders

Prudential

MEDLEY Program

Semiannual report to participants

June 30, 2009

Please note inside is a prospectus supplement dated August 14, 2009. This document is separate from and not a part of the semiannual report.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The MEDLEY Program. Investors should consider the contract and the underlying portfolios’ investment objectives, risks, charges and expenses carefully before investing. This and other important information is contained in the prospectuses that can be obtained from your financial professional. You should read the prospectuses carefully before investing.

The report is for the information of persons participating in The Prudential Variable Contract Account-10 (VCA-10), The Prudential Variable Contract Account-11 (VCA-11), and The Prudential Variable Contract Account-24 (VCA-24) (Collectively known as the “Accounts”) of The MEDLEY Program. VCA-10, VCA-11, and VCA-24 are group annuity insurance products issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, and is distributed by Prudential Investment Management Services LLC (PIMS), member SIPC, Three Gateway Center, 14th Floor, Newark, NJ 07102-4077. Both are Prudential Financial companies.

All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

Pru, Prudential, Prudential Financial, Rock Solid, “The Rock”, the Rock Logo and the Rock Prudential Logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

This report includes the financial statements of VCA-10, VCA-11, and the portfolios of The Prudential Series Fund (the “Funds”) available through VCA-24.

This report does not include separate account financials for the VCA-24 Subaccounts. If you would like separate account financial statements as of December 31, 2008, please call the telephone number on the inside back cover of this report.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your plan sponsor or licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

A description of the Account’s proxy voting policies and procedures is available without charge, upon request. MEDLEY participants should call 888-778-2888 to obtain a description of the Account’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Account’s voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Commission at www.sec.gov and on the Account’s website.

The Accounts Statement of Additional Information contains additional information about the Account’s Committee Members and is available without charge upon request by calling 800-458-6333.

Each Account files with the Commission a complete listing of portfolio holdings as of the end of the first and third quarters on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-732-0330. MEDLEY participants may obtain copies of Form N-Q filings by calling 800-458-6333.

The Prudential MEDLEY Program Table of Contents	Semiannual Report	June 30, 2009

■	LETTER TO PARTICIPANTS

■	VCA-10 CAPITAL GROWTH ACCOUNT

Financial Statements

■	VCA-11 MONEY MARKET ACCOUNT

Financial Statements

■	VCA-24 THE PRUDENTIAL SERIES FUND PORTFOLIOS

Conservative Balanced Portfolio

Diversified Bond Portfolio

Equity Portfolio

Flexible Managed Portfolio

Global Portfolio

Government Income Portfolio

Stock Index Portfolio

The Prudential MEDLEY Program Letter to Participants	June 30, 2009

■	DEAR PARTICIPANT:

Our primary focus at Prudential is to help investors achieve and maintain long-term financial success. Our MEDLEY Program semiannual report outlines our efforts to reach this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 130 years, and the quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is your best resource to help you make the most informed investment decisions to meet your needs. Together, you can develop a diversified investment portfolio that aligns with your long-term goals and can help deliver a more secure financial future.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve your financial goals.

Sincerely,

Stephen Pelletier President, The Prudential Series Fund	Judy A. Rice, President, Variable Contract Accounts 10 & 11

July 31, 2009

Prudential Variable Contract Account-10 (VCA-10) & Variable Contract Account-24 (VCA-24) Presentation of Portfolio Holdings — unaudited	June 30, 2009

Conservative Balanced
Five Largest Holdings (% of Net Assets)
Exxon Mobil Corp.	2.1%
Microsoft Corp.	1.1%
Federal National Mortgage Association, 6.00%, TBA 30 YR	1.0%
Johnson & Johnson	1.0%
Procter & Gamble Co.	0.9%

Diversified Bond
Allocation (% of Net Assets)
Corporate Bonds	37.2%
U.S. Government Mortgage-Backed Securities	28.1%
Commercial Mortgage-Backed Securities	13.7%
Asset-Backed Securities	3.8%
Bank Loans	3.1%

Equity
Five Largest Holdings (% of Net Assets)
Goldman Sachs Group, Inc. (The)	3.1%
Occidental Petroleum Corp.	2.8%
Google, Inc. (Class A Stock)	2.7%
QUALCOMM, Inc.	2.6%
Petroleo Brasileiro SA, ADR (Brazil)	2.6%

Flexible Managed
Five Largest Holdings (% of Net Assets)
Exxon Mobil Corp.	2.5%
Chevron Corp.	1.3%
JPMorgan Chase & Co.	1.2%
General Electric Co.	1.2%
International Business Machines Corp.	1.2%

Global
Top Five Countries (% of Net Assets)
United States	43.5%
United Kingdom	9.3%
Japan	7.5%
Switzerland	5.9%
France	4.1%

Government Income
Allocation (% of Net Assets)
Mortgage Backed Securities	47.7%
U.S. Treasury Securities	15.2%
Commercial Mortgage Backed Securities	7.6%
U.S. Government Agency Obligations	5.7%
Collaterized Mortgage Obligations	4.2%

Stock Index
Five Largest Holdings (% of Net Assets)
Exxon Mobil Corp.	4.1%
Microsoft Corp.	2.2%
Johnson & Johnson	1.9%
Procter & Gamble Co.	1.8%
AT&T, Inc.	1.8%

VCA-10
Five Largest Holdings (% of Net Assets)
Occidental Petroleum Corp.	2.5%
NII Holdings, Inc.	2.5%
Google, Inc. Cl.A	2.2%
H & R Block, Inc.	2.1%
CA, Inc.	2.1%

For a complete listing of holdings, refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2009

LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS — 94.4%	Shares	Value (Note 2)

Auto Components — 1.0%
Goodyear Tire & Rubber Co. (The)(a)	138,800	$1,562,888

Biotechnology — 2.7%
Celgene Corp.(a)	47,500	2,272,400
Gilead Sciences, Inc.(a)	41,700	1,953,228

		4,225,628

Capital Markets — 5.9%
Bank of New York Mellon Corp. (The)	55,100	1,614,981
Goldman, Sachs Group, Inc. (The)	21,300	3,140,472
Morgan Stanley	81,700	2,329,267
TD Ameritrade Holding Corp.(a)	116,500	2,043,410

		9,128,130

Chemicals — 1.3%
Dow Chemical Co. (The)	120,300	1,941,642

Commercial Banks — 1.1%
Keycorp	326,800	1,712,432

Commercial Services & Supplies — 1.7%
Waste Management, Inc.	94,400	2,658,304

Communications Equipment — 3.5%
QUALCOMM, Inc.	49,700	2,246,440
Research in Motion, Ltd.(a)	43,700	3,104,885

		5,351,325

Computers & Peripherals — 0.9%
Apple, Inc.(a)	10,100	1,438,543

Consumer Finance — 1.9%
SLM Corp.(a)	282,000	2,896,140

Diversified Consumer Services — 3.8%
Career Education Corp.(a)	101,400	2,523,846
H & R Block, Inc.	190,300	3,278,869

		5,802,715

Diversified Financial Services — 1.1%
Bank of America Corp.	132,100	1,743,720

Electric Utilities — 1.8%
American Electric Power Co., Inc.	22,100	638,469
Entergy Corp.	27,900	2,162,808

		2,801,277

Energy Equipment & Services — 1.0%
National Oilwell Varco, Inc.(a)	45,200	1,476,232

Food & Staples Retailing — 5.1%
CVS Caremark Corp.	86,500	2,756,755
Kroger Co. (The)	139,300	3,071,565
Wal-Mart Stores, Inc.	43,200	2,092,608

		7,920,928

Food Products — 4.9%
Cadbury PLC ADR (United Kingdom)	88,488	3,043,987
ConAgra Foods, Inc.	132,900	2,533,074
Tyson Foods, Inc. Cl. A	154,500	1,948,245

		7,525,306

Health Care Equipment & Supplies — 1.4%
Alcon, Inc.	17,100	1,985,652
Baxter International, Inc.	3,900	206,544

		2,192,196

COMMON STOCKS
(continued)	Shares	Value (Note 2)

Health Care Providers & Services — 5.2%
Aetna, Inc.	37,800	$946,890
Medco Health Solutions, Inc.(a)	49,400	2,253,134
Omnicare, Inc.	97,300	2,506,448
Wellpoint, Inc.(a)	46,000	2,340,940

		8,047,412

Household Products — 1.6%
Kimberly-Clark Corp.	45,733	2,397,781

Independent Power Producers & Energy Traders — 1.8%
NRG Energy, Inc.(a)	105,700	2,743,972

Industrial Conglomerates — 0.2%
Johnson Controls, Inc.	16,800	364,896

Insurance — 3.0%
Axis Capital Holdings, Ltd.	66,900	1,751,442
Travelers Cos., Inc. (The)	36,000	1,477,440
XL Capital Ltd.	123,000	1,409,580

		4,638,462

Internet Software & Services — 4.1%
Google, Inc. Cl. A(a)	8,200	3,457,038
IAC/InterActiveCorp.(a)	178,650	2,867,333

		6,324,371

Media — 4.7%
Comcast Corp.	180,600	2,616,894
Discovery Communications, Inc. Cl. A(a)	94,300	2,126,465
Liberty Global, Inc. Ser. C(a)	158,405	2,504,383

		7,247,742

Metals & Mining — 3.6%
Freeport-McMoRan Copper & Gold, Inc.	56,600	2,836,226
Kinross Gold Corp.	147,900	2,684,385

		5,520,611

Multi-Utilities — 2.0%
Sempra Energy	63,800	3,166,394

Oil, Gas & Consumable Fuels — 15.5%
Apache Corp.	28,000	2,020,200
Canadian Natural Resources, Ltd.	41,400	2,173,086
EOG Resources, Inc.	33,700	2,288,904
Hess Corp.	24,300	1,306,125
Noble Energy, Inc.	19,200	1,132,224
Occidental Petroleum Corp.	59,600	3,922,276
Petroleo Brasileiro SA ADR (Brazil)	65,200	2,671,896
Suncor Energy, Inc.	95,700	2,903,538
Williams Cos, Inc.	166,800	2,603,748
XTO Energy, Inc.	77,000	2,936,780

		23,958,777

Pharmaceuticals — 2.2%
Mylan, Inc.(a)	104,900	1,368,945
Shire PLC	49,700	2,061,556

		3,430,501

Semiconductors & Semiconductor Equipment — 1.4%
Marvell Technology Group Ltd.(a)	191,300	2,226,732

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2009

COMMON STOCKS
(continued)	Shares	Value (Note 2)
Software — 6.1%
Adobe Systems Incorporated(a)	61,800	$1,748,940
CA, Inc.	187,873	3,274,627
Check Point Software Technologies(a)	84,400	1,980,868
Symantec Corp.(a)	158,300	2,463,148

		9,467,583

Thrifts & Mortgage Finance — 0.7%
People’s United Financial, Inc.	73,130	1,099,875

Wireless Telecommunication Services — 3.2%
NII Holdings, Inc.(a)	200,900	3,831,163
Virgin Mobile USA, Inc.(a)	259,400	1,042,788

		4,873,951

TOTAL COMMON STOCKS (Cost: $142,797,290)		145,886,466

PREFERRED STOCK — 1.4%
Consumer Finance — 0.5%
SLM Corp. 7.25% due 12/15/10 Series C	1,360	771,800

Pharmaceuticals — 0.9%
Mylan, Inc. 6.50% due 11/15/10 Series	1,580	1,356,825

TOTAL PREFERRED STOCKS (Cost: $1,555,700)		2,128,625

CORPORATE BOND — 1.4%
	Principal Amount (000)
Oil, Gas & Consumable Fuels — 1.4%
Trident Resources Corp., Unsec’d Note, PIK, (Canada), Private Placement, 7.808% due 8/12/12(b)(c) (Cost: $3,566,086 purchased 8/20/07)	CAD 3,566	2,173,184

WARRANT
	Units	Value (Note 2)
Oil, Gas & Consumable Fuels
Trident Resources Corp. (Canada), Private Placement, expiring 1/01/15(a)(b)(c) (Cost: $0; purchased 8/20/07)	309,661	$27

TOTAL LONG-TERM INVESTMENTS (Cost: $147,919,076)		$150,188,302

SHORT-TERM INVESTMENTS — 1.5%

	Shares
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund-Taxable Money Market Series(e) (Cost: $2,417,962)	2,417,962	2,417,962

TOTAL INVESTMENTS(d) — 98.7% (Cost: $150,337,038)		$152,606,264

OTHER ASSETS, LESS LIABILITIES
Receivable for Securities Sold		$1,745,207
Dividends Receivable		196,757
Receivable for Pending Capital Transactions		43,551

OTHER ASSETS IN EXCESS OF LIABILITIES —1.3%		1,985,515

NET ASSETS — 100%		$154,591,779

NET ASSETS, representing:
Equity of Participants — 20,760,888 Accumulation Units at an Accumulation Unit Value of $7.4442		$154,547,406
Equity of The Prudential Insurance Company of America		44,373

		$154,591,779

(a)	Non-income producing security.

(b)	Indicates an illiquid security.

(c)	Indicates a security restricted to resale. The aggregate cost of such securities is $3,566,086. The aggregate value of $2,173,211 is approximately 1.4% of net assets.

(d)	As of June 30, 2009, two securities valued at $2,173,211 and representing 1.4% of the total market value of the portfolio were fair valued in accordance with the policies adopted by the Committee Members.

(e)	The Prudential Investments LLC, the Manager of the Account, also serves as Manager of the Dryden Core Investment Fund—Taxable Money Market Series.

ADR	American Depository Receipt
CAD	Canadian Dollar
PIK	Payment in Kind

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2009

The following is a summary of the inputs used as of June 30, 2009 in valuing the Account’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$145,886,466	$—	$—
Corporate Bonds	—	—	2,173,184
Preferred Stocks	2,128,625	—	—
Warrants	—	—	27
Affiliated Mutual Funds	2,417,962	—	—

	150,433,053	—	2,173,211
Other Financial Instruments*	—	—	—

Total	$150,433,053	$—	$2,173,211

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/2008	$993,565
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	1,179,646
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 6/30/2009	$2,173,211

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2009 were as follows:

Oil, Gas & Consumable Fuels	16.9%
Software	6.1
Capital Markets	5.9
Health Care Providers & Services	5.2
Food & Staples Retailing	5.1
Food Products	4.9
Media	4.7
Internet Software & Services	4.1
Diversified Consumer Services	3.8
Metals & Mining	3.6
Communications Equipment	3.5
Wireless Telecommunication Services	3.2
Pharmaceuticals	3.1
Insurance	3.0
Biotechnology	2.7
Consumer Finance	2.4
Multi-Utilities	2.0
Electric Utilities	1.8

Independent Power Producers & Energy Traders	1.8
Commercial Services & Supplies	1.7
Household Products	1.6
Affiliated Money Market Mutual Fund	1.5
Health Care Equipment & Supplies	1.4
Semiconductors & Semiconductor Equipment	1.4
Chemicals	1.3
Commercial Banks	1.1
Diversified Financial Services	1.1
Auto Components	1.0
Energy Equipment & Services	1.0
Computers and Peripherals	0.9
Thrifts & Mortgage Finance	0.7
Industrial Conglomerates	0.2

98.7
Other Assets in Excess of Liabilities	1.3

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

June 30, 2009 (Unaudited)

The Account invested in various derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of derivative instruments on the Account’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities: (Unaudited)

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$27	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows: (Unaudited)

For the six months ended June 30, 2009, the Account did not have any realized gain or (loss) on derivatives recognized in income.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Warrants
Equity contracts	$27

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated Dividend Income (net of $13,285 foreign withholding tax)	$1,252,143
Unaffiliated Interest Income	123,382
Affiliated Dividend Income	7,536
Total Income	1,383,061
EXPENSES
Fees Charged to Participants for Investment Management Services	(171,353)
Fees Charged to Participants for Administrative Expenses	(508,710)
Total Expenses .	(680,063)
NET INVESTMENT INCOME	702,998
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Loss on Investment Transactions	(21,218,648)
Net Change in Unrealized Appreciation (Depreciation) on Investments	47,632,627
NET GAIN ON INVESTMENTS	26,413,979
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,116,977

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30,	Year Ended December 31,
	2009	2008
OPERATIONS
Net Investment Income	$702,998	$1,695,945
Net Realized Loss on Investment Transactions	(21,218,648)	(34,268,066)
Net Change In Unrealized Appreciation (Depreciation) on Investments	47,632,627	(78,535,921)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	27,116,977	(111,108,042)
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	2,742,008	8,918,960
Withdrawals and Transfers Out	(8,105,685)	(37,777,985)
Annual Account Charges Deducted from Participants’ Accounts	(787)	(32,968)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(5,364,464)	(28,891,993)
NET DECREASE IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	(21,630)	(145,649)
TOTAL INCREASE (DECREASE) IN NET ASSETS	21,730,883	(140,145,684)
NET ASSETS
Beginning of period	132,860,896	273,006,580
End of period	$154,591,779	$132,860,896

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-10

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Six Months Ended June 30,	Year Ended December 31,
	2009	2008	2007	2006	2005	2004
Investment Income	$.0660	$.1628	$.1753	$.1539	$.1061	$.1198
Expenses
Investment management fee	(.0081)	(.0226)	(.0274)	(.0237)	(.0193)	(.0170)
Administrative expenses	(.0242)	(.0677)	(.0821)	(.0710)	(.0600)	(.0522)
Net Investment Income	.0337	.0725	.0658	.0592	.0268	.0506
Capital Changes
Net realized gain (loss) on investment transactions	(1.0091)	(1.5104)	1.8696	1.6855	.8647	.4174
Net change in unrealized appreciation (depreciation) on investments	2.2814	(3.3558)	(1.3347)	(.4319)	.6037	.1877
Net Increase (Decrease) in Accumulation Unit Value	1.3060	(4.7937)	.6007	1.3128	1.4952	.6557
Accumulation Unit Value
Beginning of period	6.1382	10.9319	10.3312	9.0184	7.5232	6.8675
End of period	$7.4442	$6.1382	$10.9319	$10.3312	$9.0184	$7.5232
Total Return**	21.28%	(43.85%)	5.81%	14.56%	19.87%	9.55%
Ratio of Expenses To Average Net Assets***	1.00%†	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income To Average Net Assets***	.52%†	1.01%	.60%	.62%	.32%	.72%
Portfolio Turnover Rate	97%††	81%	65%	60%	51%	62%
Number of Accumulation Units Outstanding For Participants at end of period (000’s omitted)	20,761	21,633	24,945	27,921	33,107	36,252

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
***	These calculations exclude PICA’s equity in VCA-10.
†	Annualized
††	Not Annualized

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-10 (Unaudited)

Note 1:	General

The Prudential Variable Contract Account-10 (“VCA-10” or the “Account”) was established on March 1, 1982 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-10 has been designed for use by employers (“Contract-holders”) in making retirement arrangements on behalf of their employees (“Participants”). The investment objective of the Account is long-term growth of capital. The Account’s investments are composed primarily of common stocks. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

Note 2:	Summary of Significant Accounting Policies

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which reliable market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Accounts’ Committee Members approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term investments which mature in more than 60 days are valued based on current market quotations. Short-term investments having maturities of 60 days or less are valued at amortized cost which approximates market value. Amortized cost is computed using the cost on the date of purchase, adjusted for constant accretion of discount or amortization of premium to maturity.

Warrants and Rights:    The Account may hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Account until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Committee Members’ approved fair valuation procedures.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Net investment income and realized and unrealized gain or losses (other than administrative fees) are allocated to the Participants and PICA on a daily basis in proportion to their respective ownership in VCA-10.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes:    The operations of VCA-10 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-10 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-10 has not been reduced by federal income taxes.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Account. PI pays for the services of Jennison.

A daily charge, at an effective annual rate of up to 1.00% of the current value of the Participant’s equity in VCA-10, is charged to the Account. Up to three quarters of the charge (0.75%) paid to PICA, is for administrative expenses not provided by the annual account charge, and one quarter (0.25%), paid to PI, is for investment management services. PICA may impose a reduced Administrative Fee where warranted by economies of scale and the expense characteristics of the employer, association or trust to which Prudential has issued a Contract.

PICA, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual account charge of not more than $30 is deducted from the account of each Participant, if applicable, at the time of withdrawal of the value of all of the Participant’s accounts or at the end of the fiscal year by canceling Units.

A deferred sales charge is imposed upon that portion of certain withdrawals which represents a return of contributions. The charge is designed to compensate PICA for sales and other marketing expenses. The maximum deferred sales charge is 7% on contributions withdrawn from an account during the first year of participation. After the first year of participation, the maximum deferred sales charge declines by 1% in each subsequent year until it reaches 0% after seven years. No deferred sales charge is imposed upon contributions withdrawn for any reason after seven years. For the six months ended June 30, 2009 and year ended December 31, 2008, PICA has advised the Account that it has received deferred sales charges of $252 and $2,060 respectively, imposed upon certain withdrawals from the Account.

Note 4:	Purchases and Sales of Portfolio Securities

For the six months ended June 30, 2009, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $131,047,738 and $193,444,919, respectively.

Investment in the Core Fund:    The Account invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended June 30, 2009, the Account earned $7,536, by investing its excess cash in the Series.

Note 5:	Unit Transactions

The number of Accumulation Units issued and redeemed for the six months ended June 30, 2009 and year ended December 31, 2008, respectively, are as follows:

	Six Months Ended June 30,	Year Ended December 31,
	2009	2008
Units issued	409,676	979,281
Units redeemed	(1,281,691)	(4,291,698)
Net decrease	(872,015)	(3,312,417)

Note 6:	Net Increase (Decrease) In Net Assets Resulting from Surplus Transfers

The increase (decrease) in net assets resulting from surplus transfers represents the net increase to/(reductions from) PICA’s investment in the Account. This increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

Note 7:	Participant Loans

Loans are considered to be withdrawals from the Account from which the loan amount was deducted, though they are not considered a withdrawal from the MEDLEY Program. Therefore, no deferred sales charge is imposed upon them. The principal portion of any loan repayment, however, will be treated as a contribution to the receiving Account for purposes of calculating any deferred sales charge imposed upon any subsequent withdrawal. If the Participant defaults on the loan, for example by failing to make required payments, the outstanding balance of the loan will be treated as a withdrawal for purposes of the deferred sales charge. The deferred sales charge will be withdrawn from the same Accumulation Accounts, and in the same proportions, as the loan amount was withdrawn. If sufficient funds do not remain in those Accumulation Accounts, the deferred sales charge will be withdrawn from the Participant’s other Accumulation Accounts as well.

Withdrawals, transfers and loans from VCA-10 are considered to be withdrawals of contributions until all of the Participant’s contributions to the Account have been withdrawn, transferred or borrowed. No deferred sales charge is imposed upon withdrawals of any amount in excess of contributions.

For the six months ended June 30, 2009, $116,436 in participant loans were withdrawn from VCA-10 and $81,599 of principal and interest was repaid to VCA-10. For the year ended December 31, 2008, $215,460 in participant loans were withdrawn from VCA-10 and $260,400 of principal and interest was repaid to VCA-10. Loan repayments are invested in Participant’s account(s) as chosen by the Participant, which may not necessarily be VCA-10. The initial loan proceeds which are being repaid may not necessarily have originated solely from VCA-10. During the six months ended June 30, 2009, PICA has advised the Account that it received $1,106 in loan origination fees. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

The Prudential Variable Contract Account - 10

The VCA-10 Committee

The Committee of the Prudential Variable Contract Account-10 (“VCA-10”)(the “Committee”) consists of 12 individuals, 10 of whom are not “interested persons” of VCA-10, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)(the “Independent Committee Members”). The Committee is responsible for the oversight of VCA-10 and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Committee Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Committee is an Independent Committee Member. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the JennisonDryden Investment Committee. Each committee is chaired by, and composed of, Independent Committee Members.

Annual Approval of VCA-10’s Advisory Agreements

As required under the 1940 Act, the Committee determines annually whether to renew VCA-10’s management agreement with Prudential Investments LLC (“PI”) and VCA-10’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Committee, including all of the Independent Committee Members, met on June 2-4, 2009 and approved the renewal of the agreements through July 31, 2010, after concluding that renewal of the agreements was in the best interests of VCA-10 and its shareholders.

In advance of the meetings, the Committee requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Committee considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined by Lipper Inc., an independent provider of mutual fund data. To the extent that PI deems appropriate, and for reasons addressed in detail with the Committee, PI may provide supplemental data compiled by Lipper for the Committee’s consideration The comparisons placed VCA-10 in various quartiles over the one-, three-, five- and ten-year periods ending December 31, 2008 with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Committee, including the Independent Committee Members advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadvisers, the performance of VCA-10, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with VCA-10 and its shareholders. In its deliberations, the Committee did not identify any single factor which alone was responsible for the Committee’s decision to approve the agreements with respect to VCA-10. In connection with its deliberations, the Committee considered information provided by PI throughout the year at regular Committee meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 2-4, 2009.

The Committee determined that the overall arrangements between VCA-10 and PI, which serves as VCA-10’s investment manager pursuant to a management agreement, and between PI and Jennison, which serves as VCA-10’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Committee Members considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Committee’s reaching its determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Committee received and considered information regarding the nature, quality and extent of services provided to VCA-10 by PI and Jennison. The Committee considered the services provided by PI, including but not limited to the oversight of the subadviser for VCA-10, as well as the provision of recordkeeping, compliance, and other services to VCA-10. With respect to PI’s oversight of the subadviser, the Committee noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Committee also considered that PI pays the salaries of all of the officers and non-independent Committee Members. The Committee also considered the investment subadvisory services provided by Jennison, as well as adherence to VCA-10’s investment restrictions and compliance with applicable VCA-10 policies and procedures. The Committee considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Committee reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of VCA-10 and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of VCA-10’s portfolio. The Committee was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Committee also noted that it received favorable compliance reports from VCA-10’s Chief Compliance Officer (“CCO”) as to both PI and Jennison. The Committee noted that Jennison is affiliated with PI.

The Committee concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to VCA-10 by Jennison, and that there was a reasonable basis on which to conclude that VCA-10 benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Performance of VCA-10

The Committee received and considered information about VCA-10’s historical performance. The Committee considered that VCA-10’s gross performance in relation to its Peer Universe (the Lipper Large-Cap Core Funds Performance Universe)1 was in the second quartile over the five- and ten-year periods, although it was in the fourth quartile over the one- and three-year periods. The Committee also noted that VCA-10 outperformed its benchmark index over the five- and ten-year periods, although it underperformed the benchmark index over the one- and three- year periods. The Committee also considered that VCA-10 outperformed its benchmark index and its performance universe median with first quartile performance during the first quarter of 2009, and that VCA-10’s recent outperformance positively affected its longer-term performance record. In light of VCA-10’s competitive long-term performance against the Peer Universe, as well as VCA-10’s recently improved performance, the Committee concluded that it would be in the best interest of VCA-10 and its shareholders to renew the management and subadvisory agreements.

Fees and Expenses

The Committee considered that VCA-10’s actual management fee (which reflects any subsidies, expense caps or waivers) ranked in the Expense Group’s first quartile, and total expenses ranked in the third quartile. The Committee noted PI’s assertion that VCA-10’s third quartile ranking for total expenses was only 1.6 basis points from the median expense ratio for all mutual funds included in the Expense Group.

[1]	Although Lipper classifies VCA-10 in its Multi-Cap Core Funds Performance Universe for Variable Insurance Products, the Large-Cap Core Funds Performance Universe was utilized because PI believes that the funds included in this Universe are more consistent with VCA-10’s investment approach, and therefore, provide a more appropriate basis for VCA-10 performance comparisons.

The Committee concluded that the management fees and total expenses were reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Committee was provided with information on the profitability of PI and its affiliates in serving as VCA-10’s investment manager. The Committee discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Committee recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Committee concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable. The Committee did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI.

Economies of Scale

The Committee noted that the advisory fee schedule for VCA-10 does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Committee received and discussed information concerning whether PI realizes economies of scale as VCA-10’s assets grow beyond current levels. In light of VCA-10’s current size and expense structure, the Committee concluded that the absence of breakpoints in VCA-10’s fee schedule is acceptable at this time.

Other Benefits to PI and Jennison

The Committee considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with VCA-10. The Committee concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, as well as benefits to the reputation or other intangible benefits resulting from PI’s association with VCA-10. The Committee concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, brokerage commissions received by affiliates of Jennison, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Committee concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Committee concluded that the approval of the agreements was in the best interest of VCA-10 and its shareholders.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2009

SHORT TERM INVESTMENTS — 99.9%	Principal Amount (000)	Value (Note 2)
Certificates of Deposit — 16.6%
Barclays Bank PLC
2.00%, 10/7/2009	1,000	$1,000,000
2.00%, 10/9/2009	1,000	1,000,000
BNP Paribas
0.71%, 3/18/2010	1,000	1,000,000
Societe Generale
0.28%, 7/15/2009	2,000	2,000,000
Toronto-Dominion Bank (The)
1.97%, 9/24/2009	1,000	1,000,000
UBS AG
0.93%, 8/27/2009	2,000	2,000,000
Unicredito Italiano New York
0.41%, 7/16/2009	1,000	1,000,000

		9,000,000

Commercial Paper — 51.7%
Bank of Ireland(b)
1.137%, 9/4/2009	1,000	1,000,000
DNB Norbank ASA, 144A(a)
0.85%, 7/1/2009	1,000	1,000,000
E. ON AG, 144A(a)
0.60%, 7/9/2009	1,000	999,867
0.32%, 7/9/2009	1,000	999,929
GDF Suez, 144A(a)
0.31%, 7/20/2009	2,000	1,999,673
General Electric Capital Corp., MTN Gtd.(a)(c)
0.75%, 7/3/2009	1,000	999,958
JP Morgan Chase Funding, Inc., 144A(a)
0.25%, 7/2/2009	2,500	2,499,983
Metlife Funding, Inc.(a)
0.34%, 7/16/2009	2,000	1,999,717
National Austrialia Funding (Delaware), 144A(a)
0.39%, 9/1/2009	1,000	999,328
New York Life Capital Corp., 144A(a)
0.31%, 7/13/2009	1,000	999,897
0.31%, 7/21/2009	1,500	1,499,742
Prudential PLC, 144A(a)
0.43%, 7/1/2009	1,000	1,000,000
Royal Bank of Scotland Group PLC 144A
0.74%, 8/28/2009(a)	1,000	998,808
Royal Bank of Scotland, MTN 144A
0.902%, 8/21/2009(b)	1,000	1,000,257
San Paolo IMI US Financial Co.(a)
0.28%, 7/15/2009	2,000	1,999,782
State Street Corp.(a)
0.24%, 7/10/2009	500	499,970
Straight-A Funding LLC, 144A(a)
0.39%, 8/17/2009	1,000	999,491
0.33%, 8/18/2009	1,000	999,560
SwedBank AB, 144A(a) (Guaranteed by the Kingdom of Sweden)
0.85%, 2/11/2010	1,500	1,492,031
0.82%, 2/17/2010	1,000	994,738

SHORT TERM INVESTMENTS (continued)	Principal Amount (000)	Value (Note 2)
Toyota Motor Credit(a)
0.28%, 7/20/2009	1,000	$999,852
US Bancorp(a)
0.40%, 9/16/2009	2,000	1,998,289

		27,980,872

Other Corporate Obligations — 9.3%
Bank of America NA(b)
1.207%, 8/6/2009	1,000	1,000,000
Bank of America NA Gtd.(b)(c)
1.104%, 7/29/2010	1,000	1,000,000
Citigroup Funding Inc., MTN(b)(c)
1.139%, 7/30/2010	1,000	1,000,000
Goldman Sachs Promissory Notes Gtd.(a)(c)
1.10%, 9/8/2009	2,000	2,000,000

		5,000,000

US Government Agencies — 18.5%
Federal Home Loan Bank
0.263%, 1/19/2010(b)	2,000	1,997,789
Fannie Mae(b)
0.20%, 9/1/2009	3,000	2,998,967
1.029%, 7/13/2010	2,000	1,998,607
Freddie Mac
0.60%, 7/24/2009(a)	1,000	999,617
0.641%, 8/24/2010(b)	1,000	999,777
0.58%, 9/24/2010(b)	1,000	999,754

		9,994,511

Loan Participations — 1.9%
Army & Air Force Exchange Services
0.85%, 7/13/2009	1,000	1,000,000

Repurchase Agreement(d) — 1.9%
Banc of America Securities, LLC
0.10%, dated 6/30/2009, due 7/1/2009 in the amount of $1,051,003 (cost $1,051,000; the value of the collateral including accrued interest was $1,072,021.)	1,051	1,051,000

TOTAL INVESTMENTS — 99.9% (Cost: $54,026,383)		$54,026,383

OTHER ASSETS, LESS LIABILITIES
Interest Receivable		$54,066
Cash		867
Receivable for Pending Capital Transactions		3,713

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		58,646

NET ASSETS — 100%		$54,085,029

NET ASSETS, representing:
Equity of Participants —
16,077,869 Accumulation Units at an Accumulation Value of 3.3611		$54,038,727
Equity of The Prudential Insurance Company of America		46,302

		$54,085,029

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2009

144A	Security was purchased pursuant to Rule 144A under the Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN	Medium Term Note

(a)	Percentage quoted represents yield-to-maturity as of the purchase date.

(b)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted. The interest rate given is as of June 30, 2009.

(c)	FDIC-Guaranteed issued under temporary liquidity guaranteed program.

(d)	Repurchase agreement is collateralized by federal agency obligations.

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Account’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$9,000,000	$—
Commercial Paper	—	27,980,872	—
Loan Participations	—	1,000,000	—
Other Corporate Obligations	—	5,000,000	—
Repurchase Agreements	—	1,051,000	—
U.S. Government Agencies	—	9,994,511	—

	—	54,026,383	—
Other Financial Instruments*	—	—	—

Total	$—	$54,026,383	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage on net assets as of June 30, 2009 were as follows:

Commercial Paper	51.7%
U.S. Government Agencies	18.5
Certificate of Deposit	16.6
Other Corporate Obligations	9.3
Loan Participations	1.9
Repurchase Agreement	1.9

99.9
Other assets in excess of liabilities	0.1

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated Interest Income	$260,870
Total	260,870
EXPENSES
Fees Charged to Participants for Investment Management Services	(67,353)
Fees Charged to Participants for Administrative Expenses	(203,716)
Total Expenses	(271,069)
NET INVESTMENT LOSS	(10,199)
Realized Gain on Investment Transactions	1,587
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(8,612)

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30,	Year Ended December 31,
	2009	2008
OPERATIONS
Net Investment Income (Loss)	$(10,199)	$1,134,677
Net Realized Gain on Investment Transactions	1,587	4,786
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(8,612)	1,139,463
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	4,396,474	12,925,119
Withdrawals and Transfers Out	(6,607,885)	(12,465,465)
Annual Account Charges Deducted from Participants’ Accounts	(872)	(27,772)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(2,212,283)	431,882
NET DECREASE IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	(26,493)	(648,067)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,247,388)	923,278
NET ASSETS
Beginning of period	56,332,417	55,409,139
End of period	$54,085,029	$56,332,417

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-11

INCOME PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Six Months Ended June 30,	Year Ended December 31,
	2009	2008	2007	2006	2005	2004
Investment Income	$.0161	$.1010	$.1735	$.1561	$.0985	$.0431
Expenses
Investment management fee	(.0042)	(.0083)	(.0080)	(.0077)	(.0071)	(.0072)
Administrative expenses	(.0124)	(.0250)	(.0235)	(.0228)	(.0223)	(.0221)
Net Increase in Accumulation Unit Value	(.0005)	.0677	.1420	.1256	.0691	.0138
Accumulation Unit Value
Beginning of period	3.3616	3.2939	3.1519	3.0263	2.9572	2.9434
End of period	$3.3611	$3.3616	$3.2939	$3.1519	$3.0263	$2.9572
Total Return**	(.01%)	2.06%	4.51%	4.15%	2.33%	0.47%
Ratio Of Expenses To Average Net Assets***	1.00%†	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio Of Net Investment Income To Average Net Assets***	(.02%)†	2.00%	4.39%	4.06%	2.30%	0.46%
Number of Accumulation Units Outstanding For Participants at end of period (000’s omitted)	16,078	16,736	16,560	18,183	20,822	24,298

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
***	These calculations exclude PICA’s equity in VCA-11.
†	Annualized

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-11 (Unaudited)

Note 1:	General

The Prudential Variable Contract Account-11 (VCA-11 or the Account) was established on March 1, 1982 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-11 has been designed for use by employers (Contract-holders) in making retirement arrangements on behalf of their employees (Participants). The investment objective of the Account is to realize a high level of current income as is consistent with the preservation of capital and liquidity. Its investments are primarily composed of short-term securities. The ability of the issuers of the securities held by the Account to meet their obligations may be affected by economic developments in a specific state, industry or region. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

Note 2:	Summary of Significant Accounting Policies

Securities Valuation:    Portfolio securities of VCA-11 are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Accounts’ Committee Members.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains or losses from security transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Net investment income (other than administration fees) is allocated to the Participants and PICA on a daily basis in proportion to their respective ownership or investment in VCA-11.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Federal Income Taxes:    The operations of VCA-11 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-11 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-11 has not been reduced by federal income taxes.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Account’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Account may be delayed or limited.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with management of the Account. PI pays for the services of PIM.

A daily charge, at an effective annual rate of up to 1.00% of the current value of the Participant’s equity in VCA-11, is charged to the Account. Up to three quarters of the charge (0.75%), paid to PICA, is for administrative expenses not provided by the annual account charge, and one quarter (0.25%), paid to PI, is for investment management services. PICA may impose a reduced Administrative Fee where warranted by economies of scale and the expense characteristics of the employer, association or trust to which PICA has issued a contract.

PICA, PI and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual account charge of not more than $30 is deducted from the account of each Participant, if applicable, at the time of withdrawal of the value of all of the Participant’s accounts or at the end of the fiscal year by cancelling Units.

A deferred sales charge is imposed upon that portion of certain withdrawals which represents a return of contributions. The charge is designed to compensate PICA for sales and other marketing expenses. The maximum deferred sales charge is 7% on contributions withdrawn from an account during the first year of participation. After the first year of participation, the maximum deferred sales charge declines by 1% in each subsequent year until it reaches 0% after seven years. No deferred sales charge is imposed upon contributions withdrawn for any reason after seven years. For the six months ended June 30, 2009 and year ended December 31, 2008, PICA has advised the Account that it received deferred sales charges of $189 and $2,484, respectively, imposed upon certain withdrawals from the Account, respectively.

Note 4:	Unit Transactions

The number of Accumulation Units issued and redeemed for the six months ended June 30, 2009 and year ended December 31, 2008, are as follows:

	Six Months Ended June 30,	Year Ended December 31,
	2009	2008
Units issued	1,307,479	3,923,407
Units redeemed	(1,965,849)	(3,746,725)
Net decrease	(658,370)	176,682

Note 5:	Net Increase (Decrease) In Net Assets Resulting From Surplus Transfers

The increase (decrease) in net assets from surplus transfers represents the net increases to/(reductions from) PICA’s investment in the Account. This increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

Note 6:	Participant Loans

Loans are considered to be withdrawals from the Account from which the loan amount was deducted, though they are not considered a withdrawal from the MEDLEY Program. Therefore, no deferred sales charge is imposed upon them. The principal portion of any loan repayment, however, will be treated as a contribution to the receiving Account for purposes of calculating any deferred sales charge imposed upon any subsequent withdrawal. If the Participant defaults on the loan, for example by failing to make required payments, the outstanding balance of the loan will be treated as a withdrawal for purposes of the deferred sales charge. The deferred sales charge will be withdrawn from the same Accumulation Accounts, and in the same proportions, as the loan amount was withdrawn. If sufficient funds do not remain in those Accumulation Accounts, the deferred sales charge will be withdrawn from the Participant’s other Accumulation Accounts as well.

Withdrawals, transfers and loans from VCA-11 are considered to be withdrawals of contributions until all of the Participant’s contributions to the Account have been withdrawn, transferred or borrowed. No deferred sales charge is imposed upon withdrawals of any amount in excess of contributions.

For the six months ended June 30, 2009, $77,007 in participant loans were withdrawn from VCA-11 and $58,414 of principal and interest was repaid to VCA-11. For the year ended December 31, 2008, $267,555 in participant loans were withdrawn from VCA-11 and $118,451 of principal and interest was repaid to VCA-11. Loan repayments are invested in Participant’s account(s) as chosen by the Participant, which may not necessarily be VCA-11. The initial loan proceeds which are being repaid may not necessarily have originated solely from VCA-11. During the six months ended June 30, 2009, PICA has advised the Account that it received $1,471 in loan origination fees. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

The Prudential Variable Contract Account - 11

The VCA-11 Committee

The Committee of the Prudential Variable Contract Account-11 (“VCA-11”)(the “Committee”) consists of 12 individuals, 10 of whom are not “interested persons” of VCA-11, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)(the “Independent Committee Members”). The Committee is responsible for the oversight of VCA-11 and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Committee Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Committee is an Independent Committee Member. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the JennisonDryden Investment Committee. Each committee is chaired by, and composed of, Independent Committee Members.

Annual Approval of VCA-11’s Advisory Agreements

As required under the 1940 Act, the Committee determines annually whether to renew VCA-11’s management agreement with Prudential Investments LLC (“PI”) and VCA-11’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Committee, including all of the Independent Committee Members, met on June 2-4, 2009 and approved the renewal of the agreements through July 31, 2010, after concluding that renewal of the agreements was in the best interests of VCA-11 and its shareholders.

In advance of the meetings, the Committee requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Committee considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined by Lipper Inc., an independent provider of mutual fund data. To the extent that PI deems appropriate, and for reasons addressed in detail with the Committee, PI may provide supplemental data compiled by Lipper for the Committee’s consideration The comparisons placed VCA-11 in various quartiles over the one-, three-, five- and ten-year periods ending December 31, 2008 with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Committee, including the Independent Committee Members advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of VCA-11, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with VCA-11 and its shareholders. In its deliberations, the Committee did not identify any single factor which alone was responsible for the Committee’s decision to approve the agreements with respect to VCA-11. In connection with its deliberations, the Committee considered information provided by PI throughout the year at regular Committee meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 2-4, 2009.

The Committee determined that the overall arrangements between VCA-11 and PI, which serves as VCA-11’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as VCA-11’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Committee Members considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Committee’s reaching its determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Committee received and considered information regarding the nature, quality and extent of services provided to VCA-11 by PI and PIM. The Committee considered the services provided by PI, including but not limited to the oversight of the subadviser for VCA-11, as well as the provision of recordkeeping, compliance, and other services to VCA-11. With respect to PI’s oversight of the subadviser, the Committee noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Committee also considered that PI pays the salaries of all of the officers and non-independent Committee Members. The Committee also considered the investment subadvisory services provided by PIM, as well as adherence to VCA-11’s investment restrictions and compliance with applicable VCA-11 policies and procedures. The Committee considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Committee reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of VCA-11 and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM portfolio managers who are responsible for the day-to-day management of VCA-11’s portfolio. The Committee was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Committee also noted that it received favorable compliance reports from VCA-11’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Committee noted that PIM is affiliated with PI.

The Committee concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to VCA-11 by PIM, and that there was a reasonable basis on which to conclude that VCA-11 benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of VCA-11

The Committee received and considered information about VCA-11’s historical performance. The Committee considered that VCA-11’s gross performance in relation to its Peer Universe (the Lipper Retail Money Market Funds Performance Universe)1 was in the second quartile over the one-, three-, five- and ten-year periods. The Board also considered that VCA-11 outperformed its benchmark index median over all periods. In light of VCA-11’s competitive performance, the Committee concluded that it would be in the best interest of VCA-11 and its shareholders for the Committee to renew the management and subadvisory agreements.

Fees and Expenses

The Committee considered that VCA-11’s actual management fee (which reflects any subsidies, expense caps or waivers) ranked in the Expense Group’s first quartile, while total expenses ranked in the fourth quartile. The Committee considered PI’s explanation that VCA-11’s fourth quartile ranking for total expenses was attributable to various expenses other than VCA-11’s management fee. The Committee also considered that the Fund’s fourth quartile ranking for total expenses was reflective, in part, of its relatively small asset size.

[1]	The Retail Money Market Funds Performance Universe was utilized for performance comparisons, although Lipper classifies VCA-11 in its Money Market Fund Underlying Variable Insurance Products (VIPs) Performance Universe. The Retail Money Market Funds Performance Universe was utilized because PI believes that the funds included in this Universe provide a more appropriate basis for VCA-11 performance comparisons.

The Committee concluded that the management fees and total expenses were reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Committee was provided with information on the profitability of PI and its affiliates in serving as VCA-11’s investment manager. The Committee discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Committee recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Committee concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable. The Committee did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI.

Economies of Scale

The Committee noted that the advisory fee schedule for VCA-11 does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Committee received and discussed information concerning whether PI realizes economies of scale as VCA-11’s assets grow beyond current levels. In light of VCA-11’s current size and expense structure, the Committee concluded that the absence of breakpoints in VCA-11’s fee schedule is acceptable at this time.

Other Benefits to PI and PIM

The Committee considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with VCA-11. The Committee concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, as well as benefits to the reputation or other intangible benefits resulting from PI’s association with VCA-11. The Committee concluded that the potential benefits to be derived by PIM included the ability to use soft dollar credits, brokerage commissions received by affiliates of PIM, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Committee concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Committee concluded that the approval of the agreements was in the best interest of VCA-11 and its shareholders.

The Prudential Series Fund

The following pages represent information on the Prudential Series Fund Portfolios. Returns are at the Portfolio level, not at the Subaccount level.

Each Subaccount of VCA-24 will invest in the corresponding portfolio of the Prudential Series Fund (the “Fund”). Of the portfolios comprising the Fund, seven portfolios are presently available to The MEDLEY Program. The Diversified Bond Subaccount invests in the Diversified Bond Portfolio, the Government Income Subaccount in the Government Income Portfolio, the Conservative Balanced Subaccount in the Conservative Balanced Portfolio, the Flexible Managed Subaccount in the Flexible Managed Portfolio, the Stock Index Subaccount in the Stock Index Portfolio, the Equity Subaccount invests in the Equity Portfolio, and the Global Subaccount in the Global Portfolio.

There is no assurance that the investment objective of the portfolios will be attained, nor is there any guarantee that the amount available to a Participant will equal or exceed the total contributions made on that Participant’s behalf. The value of the investments held in each account may fluctuate daily and is subject to the risks of both changing economic conditions and the selection of investments necessary to meet the Subaccounts’ or Portfolios’ objectives.

Important Note

This information supplements the financial statements and other information included in this Report to Participants in The MEDLEY Program. It highlights the investment performance of the seven portfolios of the Prudential Series Fund which are available through the Prudential Variable Contract Account-24. The rates of return quoted on the following pages reflect deduction of investment management fees and portfolio expenses, but not product charges. They reflect the reinvestment of dividend and capital gains distributions. They are not an estimate or a guarantee of future performance.

Contract unit values increase or decrease based on the performance of the portfolio and when redeemed, may be worth more or less than original cost. Changes in contract values depend not only on the investment performance of the Portfolio but also on the insurance, administrative charges and applicable sales charges, if any, under a contract. These contract charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2009

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period

Conservative Balanced (Class I)	Actual	$1,000.00	$1,042.80	0.60%	$3.04
	Hypothetical	$1,000.00	$1,021.82	0.60%	$3.01
Diversified Bond (Class I)	Actual	$1,000.00	$1,083.40	0.45%	$2.32
	Hypothetical	$1,000.00	$1,022.56	0.45%	$2.26
Equity (Class I)	Actual	$1,000.00	$1,113.40	0.49%	$2.57
	Hypothetical	$1,000.00	$1,022.36	0.49%	$2.46
Equity (Class II)	Actual	$1,000.00	$1,111.20	0.89%	$4.66
	Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46
Flexible Managed (Class I)	Actual	$1,000.00	$1,032.40	0.64%	$3.23
	Hypothetical	$1,000.00	$1,021.62	0.64%	$3.21
Global (Class I)	Actual	$1,000.00	$1,074.50	0.87%	$4.47
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36
Government Income (Class I)	Actual	$1,000.00	$1,028.90	0.49%	$2.46
	Hypothetical	$1,000.00	$1,022.36	0.49%	$2.46
Stock Index (Class I)	Actual	$1,000.00	$1,030.60	0.38%	$1.91
	Hypothetical	$1,000.00	$1,022.91	0.38%	$1.91

Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2009, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS — 90.3%
COMMON STOCKS — 49.3%	Shares	Value (Note 2)

Aerospace & Defense — 1.3%
Boeing Co.(a)	85,500	$3,633,750
General Dynamics Corp.	45,500	2,520,245
Goodrich Corp.	13,700	684,589
Honeywell International, Inc.	86,112	2,703,917
L-3 Communications Holdings, Inc.	14,500	1,006,010
Lockheed Martin Corp.	39,100	3,153,415
Northrop Grumman Corp.	39,562	1,807,192
Precision Castparts Corp.	16,700	1,219,601
Raytheon Co.	49,800	2,212,614
Rockwell Collins, Inc.	17,800	742,794
United Technologies Corp.	111,000	5,767,560

		25,451,687

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.(a)	20,600	1,074,290
Expeditors International of Washington, Inc.	25,800	860,172
FedEx Corp.	36,100	2,007,882
United Parcel Service, Inc. (Class B Stock)	117,200	5,858,828

		9,801,172

Airlines
Southwest Airlines Co.	89,900	605,027

Auto Components — 0.1%
Goodyear Tire & Rubber Co. (The)(b)	23,400	263,484
Johnson Controls, Inc.(a)	68,400	1,485,648

		1,749,132

Automobiles — 0.1%
Ford Motor Co.(a)(b)	372,785	2,262,805
Harley-Davidson, Inc.	29,300	474,953

		2,737,758

Beverages — 1.3%
Brown-Forman Corp. (Class B Stock)	11,900	511,462
Coca-Cola Co. (The)(a)	236,400	11,344,836
Coca-Cola Enterprises, Inc.	40,200	669,330
Constellation Brands, Inc. (Class A Stock)(b)	26,500	336,020
Dr Pepper Snapple Group, Inc.(b)	29,900	633,581
Molson Coors Brewing Co. (Class B Stock)	18,100	766,173
Pepsi Bottling Group, Inc.	14,300	483,912
PepsiCo, Inc.	184,230	10,125,281

		24,870,595

Biotechnology — 0.9%
Amgen, Inc.(b)	121,720	6,443,857
Biogen Idec, Inc.(b)	34,590	1,561,738
Celgene Corp.(a)(b)	55,300	2,645,552
Cephalon, Inc.(a)(b)	8,600	487,190
Genzyme Corp.(b)	31,600	1,759,172
Gilead Sciences, Inc.(b)	107,300	5,025,932

		17,923,441

Building Products
Masco Corp.	43,100	412,898

COMMON STOCKS (continued)	Shares	Value (Note 2)

Capital Markets — 1.5%
Ameriprise Financial, Inc.	28,720	$697,034
Bank of New York Mellon Corp. (The)	140,258	4,110,962
Charles Schwab Corp. (The)	117,750	2,065,335
E*Trade Financial Corp.(a)(b)	93,000	119,040
Federated Investors, Inc. (Class B Stock)	10,800	260,172
Franklin Resources, Inc.	17,800	1,281,778
Goldman Sachs Group, Inc. (The)	60,200	8,875,888
Invesco Ltd. (Bermuda)	53,200	948,024
Janus Capital Group, Inc.	18,600	212,040
Legg Mason, Inc.(a)	17,800	433,964
Morgan Stanley(a)	158,980	4,532,520
Northern Trust Corp.	29,100	1,562,088
State Street Corp.	58,300	2,751,760
T. Rowe Price Group, Inc.(a)	31,400	1,308,438

		29,159,043

Chemicals — 0.9%
Air Products & Chemicals, Inc.	25,500	1,647,045
CF Industries Holdings, Inc.	5,700	422,598
Dow Chemical Co. (The)	124,631	2,011,544
E.I. du Pont de Nemours & Co.	106,320	2,723,919
Eastman Chemical Co.	7,800	295,620
Ecolab, Inc.	20,000	779,800
International Flavors & Fragrances, Inc.	9,600	314,112
Monsanto Co.	64,294	4,779,616
PPG Industries, Inc.	20,000	878,000
Praxair, Inc.	36,200	2,572,734
Sigma-Aldrich Corp.(a)	14,100	698,796

		17,123,784

Commercial Banks — 1.3%
BB&T Corp.(a)	75,500	1,659,490
Comerica, Inc.	19,200	406,080
Fifth Third Bancorp	80,021	568,149
First Horizon National Corp.(a)	26,070	312,840
Huntington Bancshares, Inc.(a)	59,936	250,532
KeyCorp(a)	76,800	402,432
M&T Bank Corp.(a)	9,400	478,742
Marshall & Ilsley Corp.	33,200	159,360
PNC Financial Services Group, Inc.	53,533	2,077,616
Regions Financial Corp.(a)	129,603	523,596
SunTrust Banks, Inc.	51,900	853,755
U.S. Bancorp	223,085	3,997,683
Wells Fargo & Co.(a)	548,864	13,315,441
Zions Bancorporation(a)	13,550	156,638

		25,162,354

Commercial Services & Supplies — 0.3%
Avery Dennison Corp.	14,200	364,656
Cintas Corp.	13,600	310,624
Iron Mountain, Inc.(a)(b)	21,800	626,750
Matsuda Sangyo Co. Ltd. (Japan)	30	479
Pitney Bowes, Inc.	25,100	550,443
Republic Services, Inc.	39,065	953,576
RR Donnelley & Sons Co.	27,400	318,388
Stericycle, Inc.(a)(b)	10,800	556,524
Waste Management, Inc.	58,242	1,640,095

		5,321,535

SEE NOTES TO FINANCIAL STATEMENTS.

A1

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Communications Equipment — 1.3%
Ciena Corp.(a)(b)	10,142	$104,969
Cisco Systems, Inc.(b)	687,600	12,816,864
Harris Corp.	17,200	487,792
JDS Uniphase Corp.(b)	21,475	122,837
Juniper Networks, Inc.(a)(b)	60,100	1,418,360
Motorola, Inc.	275,525	1,826,731
QUALCOMM, Inc.	197,200	8,913,440
Tellabs, Inc.(a)(b)	45,800	262,434

		25,953,427

Computers & Peripherals — 2.7%
Apple, Inc.(b)	105,600	15,040,608
Dell, Inc.(b)	203,800	2,798,174
EMC Corp.(b)	236,950	3,104,045
Hewlett-Packard Co.	284,248	10,986,185
International Business Machines Corp.	157,900	16,487,918
Lexmark International, Inc. (Class A Stock)(b)	9,833	155,853
NetApp, Inc.(a)(b)	38,800	765,136
QLogic Corp.(b)	15,600	197,808
SanDisk Corp.(b)	24,500	359,905
Sun Microsystems, Inc.(b)	89,775	827,726
Teradata Corp.(a)(b)	19,300	452,199

		51,175,557

Construction & Engineering — 0.1%
Fluor Corp.	20,900	1,071,961
Jacobs Engineering Group, Inc.(a)(b)	14,900	627,141

		1,699,102

Construction Materials
Vulcan Materials Co.(a)	13,400	577,540

Consumer Finance — 0.3%
American Express Co.	140,600	3,267,544
Capital One Financial Corp.(a)	53,061	1,160,974
Discover Financial Services	57,540	590,936
SLM Corp.(a)(b)	60,200	618,254

		5,637,708

Containers & Packaging — 0.1%
Ball Corp.	12,100	546,436
Bemis Co., Inc.	11,300	284,760
Owens-Illinois, Inc.(b)	20,300	568,603
Pactiv Corp.(b)	15,100	327,670
Sealed Air Corp.	17,100	315,495

		2,042,964

Distributors
Genuine Parts Co.	17,700	594,012

Diversified Consumer Services — 0.1%
Apollo Group, Inc. (Class A Stock)(b)	14,200	1,009,904
DeVry, Inc.	6,300	315,252
H&R Block, Inc.	41,200	709,876

		2,035,032

Diversified Financial Services — 1.9%
Bank of America Corp.(a)	954,821	12,603,637
CIT Group, Inc.	48,800	104,920
Citigroup, Inc.(a)	662,458	1,967,500

COMMON STOCKS (continued)	Shares	Value (Note 2)

Diversified Financial Services (continued)
CME Group, Inc. (Class A Stock)(a)	7,840	$2,439,103
IntercontinentalExchange, Inc.(b)	8,800	1,005,312
JPMorgan Chase & Co.	462,145	15,763,766
Leucadia National Corp.(a)(b)	23,900	504,051
Moody's Corp.(a)	23,600	621,860
Nasdaq OMX Group, Inc. (The)(b)	16,600	353,746
NYSE Euronext(a)	30,500	831,125

		36,195,020

Diversified Telecommunication Services — 1.6%
AT&T, Inc.	701,968	17,436,885
CenturyTel, Inc.(a)	11,100	340,770
Embarq Corp.	17,743	746,271
Frontier Communications Corp.	42,500	303,450
Qwest Communications International, Inc.(a)	174,057	722,337
Verizon Communications Group, Inc.	339,476	10,432,097
Windstream Corp.	54,357	454,424

		30,436,234

Electric Utilities — 1.1%
Allegheny Energy, Inc.	20,600	528,390
American Electric Power Co., Inc.	54,460	1,573,349
Duke Energy Corp.	150,524	2,196,145
Edison International	39,600	1,245,816
Entergy Corp.	22,500	1,744,200
Exelon Corp.	77,474	3,967,444
FirstEnergy Corp.	37,101	1,437,664
FPL Group, Inc.	48,000	2,729,280
Northeast Utilities	18,200	406,042
Pepco Holdings, Inc.	23,800	319,872
Pinnacle West Capital Corp.	12,700	382,905
PPL Corp.	45,600	1,502,976
Progress Energy, Inc.	31,483	1,191,002
Southern Co. (The)	90,800	2,829,328

		22,054,413

Electrical Equipment — 0.2%
Cooper Industries Ltd. (Bermuda) (Class A Stock)	20,400	633,420
Emerson Electric Co.	88,900	2,880,360
Rockwell Automation, Inc.	15,300	491,436

		4,005,216

Electronic Equipment & Instruments — 0.3%
Agilent Technologies, Inc.(a)(b)	39,414	800,498
Amphenol Corp. (Class A Stock)	18,700	591,668
Corning, Inc.	183,100	2,940,586
FLIR Systems, Inc.(b)	18,500	417,360
Jabil Circuit, Inc.	23,600	175,112
Molex, Inc.	15,000	233,250

		5,158,474

Energy Equipment & Services — 0.9%
Baker Hughes, Inc.(a)	36,550	1,331,882
BJ Services Co.	35,500	483,865
Cameron International Corp.(a)(b)	26,700	755,610
Diamond Offshore Drilling, Inc.(a)	8,000	664,400
ENSCO International, Inc.(a)	16,700	582,329
FMC Technologies, Inc.(b)	13,400	503,572

SEE NOTES TO FINANCIAL STATEMENTS.

A2

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Energy Equipment & Services (continued)
Halliburton Co.	104,700	$2,167,290
Nabors Industries Ltd. (Bermuda)(b)	34,600	539,068
National Oilwell Varco, Inc.(b)	48,300	1,577,478
Rowan Cos., Inc.(a)	13,200	255,024
Schlumberger Ltd.	140,800	7,618,688
Smith International, Inc.	23,600	607,700

		17,086,906

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	50,500	2,307,850
CVS Caremark Corp.	171,448	5,464,048
Kroger Co. (The)	75,146	1,656,969
Safeway, Inc.	50,500	1,028,685
SUPERVALU, Inc.	22,310	288,915
SYSCO Corp.	68,800	1,546,624
Walgreen Co.	115,300	3,389,820
Wal-Mart Stores, Inc.	266,300	12,899,572
Whole Foods Market, Inc.(a)	16,200	307,476

		28,889,959

Food Products — 0.9%
Archer-Daniels-Midland Co.	75,626	2,024,508
Campbell Soup Co.	23,600	694,312
ConAgra Foods, Inc.	55,000	1,048,300
Dean Foods Co.(b)	20,800	399,152
General Mills, Inc.	38,600	2,162,372
H.J. Heinz Co.	37,000	1,320,900
Hershey Co. (The)	20,200	727,200
Hormel Foods Corp.	8,600	297,044
J.M. Smucker Co. (The)	14,400	700,704
Kellogg Co.	29,200	1,359,844
Kraft Foods, Inc. (Class A Stock)	173,053	4,385,163
McCormick & Co., Inc.	15,800	513,974
Sara Lee Corp.	81,900	799,344
Tyson Foods, Inc. (Class A Stock)	38,000	479,180

		16,911,997

Gas Utilities — 0.1%
EQT Corp.	13,700	478,267
Nicor, Inc.	6,500	225,030
Questar Corp.	20,300	630,518

		1,333,815

Healthcare Equipment & Supplies — 1.0%
Baxter International, Inc.	72,300	3,829,008
Becton, Dickinson and Co.	29,200	2,082,252
Boston Scientific Corp.(b)	178,267	1,807,628
C.R. Bard, Inc.	11,500	856,175
Densply International, Inc.	19,300	589,036
Hospira, Inc.(a)(b)	18,760	722,635
Intuitive Surgical, Inc.(a)(b)	4,500	736,470
Medtronic, Inc.	131,700	4,595,013
St. Jude Medical, Inc.(b)	41,800	1,717,980
Stryker Corp.(a)	27,000	1,072,980
Varian Medical Systems, Inc.(a)(b)	13,500	474,390
Zimmer Holdings, Inc.(b)	27,300	1,162,980

		19,646,547

COMMON STOCKS (continued)	Shares	Value (Note 2)

Healthcare Providers & Services — 1.1%
Aetna, Inc.	52,500	$1,315,125
AmerisourceBergen Corp.(a)	38,600	684,764
Cardinal Health, Inc.	43,750	1,336,562
CIGNA Corp.	31,900	768,471
Coventry Health Care, Inc.(b)	17,050	319,006
DaVita, Inc.(a)(b)	12,600	623,196
Express Scripts, Inc.(b)	32,800	2,255,000
Humana, Inc.(b)	19,300	622,618
Laboratory Corp. of America Holdings(a)(b)	12,900	874,491
McKesson Corp.	33,530	1,475,320
Medco Health Solutions, Inc.(b)	57,798	2,636,167
Patterson Cos., Inc.(a)(b)	11,400	247,380
Quest Diagnostics, Inc.	19,300	1,089,099
Tenet Healthcare Corp.(b)	44,600	125,772
UnitedHealth Group, Inc.	146,200	3,652,076
WellPoint, Inc.(b)	58,700	2,987,243

		21,012,290

Healthcare Technology
IMS Health, Inc.	22,200	281,940

Hotels, Restaurants & Leisure — 0.8%
Carnival Corp.	53,100	1,368,387
Darden Restaurants, Inc.	16,950	559,011
International Game Technology	35,200	559,680
Marriott International, Inc. (Class A Stock)	35,731	788,583
McDonald's Corp.	131,100	7,536,939
Starbucks Corp.(a)(b)	89,400	1,241,766
Starwood Hotels & Resorts Worldwide, Inc.(a)	22,200	492,840
Wyndham Worldwide Corp.	21,520	260,823
Wynn Resorts Ltd.(a)(b)	6,700	236,510
Yum! Brands, Inc.	53,500	1,783,690

		14,828,229

Household Durables — 0.2%
Black & Decker Corp. (The)	6,900	197,754
Centex Corp.(a)	15,100	127,746
D.R. Horton, Inc.(a)	31,100	291,096
Fortune Brands, Inc.	16,600	576,684
Harman International Industries, Inc.	6,400	120,320
KB Home(a)	8,200	112,176
Leggett & Platt, Inc.	18,400	280,232
Lennar Corp. (Class A Stock)	17,200	166,668
Newell Rubbermaid, Inc.(a)	32,914	342,635
Pulte Homes, Inc.(a)	20,800	183,664
Snap-On, Inc.	7,000	201,180
Stanley Works (The)	10,500	355,320
Whirlpool Corp.(a)	9,626	409,682

		3,365,157

Household Products — 1.3%
Clorox Co.(a)	16,900	943,527
Colgate-Palmolive Co.(a)	59,000	4,173,660
Kimberly-Clark Corp.	50,100	2,626,743
Procter & Gamble Co.	347,325	17,748,308

		25,492,238

SEE NOTES TO FINANCIAL STATEMENTS.

A3

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)(b)	81,800	$949,698
Constellation Energy Group, Inc.	24,400	648,552
Dynegy, Inc. (Class A Stock)(b)	61,500	139,605

		1,737,855

Industrial Conglomerates — 1.0%
3M Co.	81,700	4,910,170
General Electric Co.	1,253,600	14,692,192
Textron, Inc.	28,300	273,378

		19,875,740

Insurance — 1.1%
Aflac, Inc.	58,100	1,806,329
Allstate Corp. (The)	63,100	1,539,640
American International Group, Inc.(a)	306,788	355,874
AON Corp.	33,500	1,268,645
Assurant, Inc.	16,000	385,440
Chubb Corp.	43,200	1,722,816
Cincinnati Financial Corp.	19,737	441,122
Genworth Financial, Inc. (Class A Stock)	62,800	438,972
Hartford Financial Services Group, Inc. (The)(a)	42,800	508,036
Lincoln National Corp.(a)	32,018	551,030
Loews Corp.	43,975	1,204,915
Marsh & McLennan Cos., Inc.(a)	62,500	1,258,125
MBIA, Inc.(a)(b)	29,800	129,034
MetLife, Inc.(a)	99,200	2,976,992
Principal Financial Group, Inc.	34,500	649,980
Progressive Corp. (The)(b)	82,100	1,240,531
Torchmark Corp.	10,000	370,400
Travelers Cos., Inc. (The)	68,835	2,824,988
Unum Group	39,010	618,699
XL Capital Ltd. (Class A Stock)	42,200	483,612

		20,775,180

Internet & Catalog Retail — 0.2%
Amazon.com, Inc.(b)	37,900	3,170,714
Expedia, Inc.(a)(b)	23,300	352,063

		3,522,777

Internet Software & Services — 0.9%
Akamai Technologies, Inc.(a)(b)	21,000	402,780
eBay, Inc.(a)(b)	125,000	2,141,250
Google, Inc. (Class A Stock)(b)	28,350	11,952,077
VeriSign, Inc.(a)(b)	23,600	436,128
Yahoo!, Inc.(a)(b)	165,500	2,591,730

		17,523,965

IT Services — 0.5%
Affiliated Computer Services, Inc. (Class A Stock)(b)	11,900	528,598
Automatic Data Processing, Inc.	59,200	2,098,048
Cognizant Technology Solutions Corp. (Class A Stock)(b)	32,500	867,750
Computer Sciences Corp.(b)	18,400	815,120
Convergys Corp.(b)	9,600	89,088
Fidelity National Information Services, Inc.(a)	20,700	413,172

COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services (continued)

Fiserv, Inc.(a)(b)	20,100	$918,570
Mastercard, Inc. (Class A Stock)(a)	9,000	1,505,790
Paychex, Inc.(a)	38,700	975,240
Total System Services, Inc.	25,796	345,408
Western Union Co. (The)	87,010	1,426,964

		9,983,748

Leisure Equipment & Products — 0.1%
Eastman Kodak Co.	20,000	59,200
Hasbro, Inc.	15,800	382,992
Mattel, Inc.	43,551	698,994

		1,141,186

Life Sciences Tools & Services — 0.2%
Life Technologies Corp.(a)(b)	20,301	846,958
Millipore Corp.(b)	6,700	470,407
PerkinElmer, Inc.(a)	15,600	271,440
Thermo Fisher Scientific, Inc.(a)(b)	49,100	2,001,807
Waters Corp.(a)(b)	11,100	571,317

		4,161,929

Machinery — 0.7%
Caterpillar, Inc.(a)	70,700	2,335,928
Cummins, Inc.	24,500	862,645
Danaher Corp.	29,500	1,821,330
Deere & Co.	49,800	1,989,510
Dover Corp.	22,600	747,834
Eaton Corp.	20,200	901,122
Flowserve Corp.	6,500	453,765
Illinois Tool Works, Inc.	45,100	1,684,034
ITT Corp.(a)	22,100	983,450
Manitowoc Co., Inc. (The)	10,000	52,600
PACCAR, Inc.(a)	42,243	1,373,320
Pall Corp.	15,300	406,368
Parker Hannifin Corp.	18,565	797,552

		14,409,458

Media — 1.3%
CBS Corp. (Class B Stock)	83,534	578,055
Comcast Corp. (Class A Stock)	343,190	4,972,823
DIRECTV Group, Inc. (The)(a)(b)	62,200	1,536,962
Gannett Co., Inc.(a)	17,800	63,546
Interpublic Group of Cos., Inc.(a)(b)	49,500	249,975
McGraw-Hill Cos., Inc. (The)	38,100	1,147,191
Meredith Corp.	4,000	102,200
New York Times Co. (The) (Class A Stock)(a)	10,000	55,100
News Corp. (Class A Stock)	270,400	2,463,344
Omnicom Group, Inc.	37,800	1,193,724
Scripps Networks Interactive, Inc. (Class A Stock)	9,600	267,168
Time Warner Cable, Inc.	42,814	1,355,919
Time Warner, Inc.	140,866	3,548,415
Viacom, Inc. (Class B Stock)(b)	70,434	1,598,852
Walt Disney Co. (The)	218,600	5,099,938
Washington Post Co. (The) (Class B Stock)	800	281,744

		24,514,956

SEE NOTES TO FINANCIAL STATEMENTS.

A4

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Metals & Mining — 0.5%
AK Steel Holding Corp.	16,600	$318,554
Alcoa, Inc.(a)	109,440	1,130,515
Allegheny Technologies, Inc.(a)	10,200	356,286
Freeport-McMoRan Copper & Gold, Inc.(a)	48,294	2,420,013
Newmont Mining Corp.	57,600	2,354,112
Nucor Corp.	36,100	1,603,923
Titanium Metals Corp.(a)	11,600	106,604
United States Steel Corp.	15,200	543,248

		8,833,255

Multiline Retail — 0.4%
Big Lots, Inc.(b)	9,200	193,476
Family Dollar Stores, Inc.	17,600	498,080
J.C. Penney Co., Inc.	27,300	783,783
Kohl’s Corp.(a)(b)	34,900	1,491,975
Macy’s, Inc.	51,174	601,806
Nordstrom, Inc.(a)	20,000	397,800
Sears Holdings Corp.(a)(b)	5,542	368,654
Target Corp.	88,600	3,497,042

		7,832,616

Multi-Utilities — 0.7%
Ameren Corp.	25,700	639,673
CenterPoint Energy, Inc.	41,800	463,144
CMS Energy Corp.	28,800	347,904
Consolidated Edison, Inc.(a)	31,500	1,178,730
Dominion Resources, Inc.	68,732	2,297,023
DTE Energy Co.	19,200	614,400
Integrys Energy Group, Inc.	8,120	243,519
NiSource, Inc.	28,000	326,480
PG&E Corp.	42,400	1,629,856
Public Service Enterprise Group, Inc.	58,200	1,899,066
SCANA Corp.	14,300	464,321
Sempra Energy	29,619	1,469,991
TECO Energy, Inc.	27,900	332,847
Wisconsin Energy Corp.	14,200	578,082
Xcel Energy, Inc.	54,410	1,001,688

		13,486,724

Office Electronics
Xerox Corp.	97,300	630,504

Oil, Gas & Consumable Fuels — 5.2%
Anadarko Petroleum Corp.	58,054	2,635,071
Apache Corp.	39,414	2,843,720
Cabot Oil & Gas Corp.	11,500	352,360
Chesapeake Energy Corp.	67,000	1,328,610
Chevron Corp.	239,022	15,835,207
ConocoPhillips	175,377	7,376,357
CONSOL Energy, Inc.	22,000	747,120
Denbury Resources, Inc.(b)	25,500	375,615
Devon Energy Corp.	52,200	2,844,900
El Paso Corp.	85,236	786,728
EOG Resources, Inc.	29,000	1,969,680
Exxon Mobil Corp.	579,340	40,501,659
Hess Corp.	32,900	1,768,375
Marathon Oil Corp.	83,282	2,509,287
Massey Energy Co.	8,800	171,952

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)

Murphy Oil Corp.	23,200	$1,260,224
Noble Energy, Inc.	21,000	1,238,370
Occidental Petroleum Corp.	95,400	6,278,274
Peabody Energy Corp.	31,500	950,040
Pioneer Natural Resources Co.	14,300	364,650
Range Resources Corp.	18,900	782,649
Southwestern Energy Co.(b)	40,500	1,573,425
Spectra Energy Corp.	76,362	1,292,045
Sunoco, Inc.	14,500	336,400
Tesoro Corp.(a)	15,000	190,950
Valero Energy Corp.	62,700	1,059,003
Williams Cos., Inc. (The)	69,500	1,084,895
XTO Energy, Inc.	67,841	2,587,456

		101,045,022

Paper & Forest Products — 0.1%
International Paper Co.	51,973	786,351
MeadWestvaco Corp.	20,514	336,635
Weyerhaeuser Co.	25,700	782,051

		1,905,037

Personal Products — 0.1%
Avon Products, Inc.	51,800	1,335,404
Estee Lauder Cos., Inc. (The) (Class A Stock)(a)	12,500	408,375

		1,743,779

Pharmaceuticals — 3.7%
Abbott Laboratories	182,000	8,561,280
Allergan, Inc.	36,400	1,731,912
Bristol-Myers Squibb Co.(a)	239,100	4,856,121
Eli Lilly & Co.	119,100	4,125,624
Forest Laboratories, Inc.(b)	34,600	868,806
Johnson & Johnson	327,748	18,616,086
King Pharmaceuticals, Inc.(b)	33,366	321,315
Merck & Co., Inc.(a)	248,200	6,939,672
Mylan, Inc.(a)(b)	38,000	495,900
Pfizer, Inc.(a)	798,345	11,975,175
Schering-Plough Corp.	191,500	4,810,480
Watson Pharmaceuticals, Inc.(a)(b)	11,200	377,328
Wyeth	156,800	7,117,152

		70,796,851

Professional Services — 0.1%
Dun & Bradstreet Corp. (The)	6,600	535,986
Equifax, Inc.	15,400	401,940
Monster Worldwide, Inc.(b)	16,200	191,322
Robert Half International, Inc.	15,700	370,834

		1,500,082

Real Estate Investment Trusts — 0.5%
Apartment Investment & Management Co. (Class A Stock)	15,633	138,352
AvalonBay Communities, Inc.(a)	9,675	541,219
Boston Properties, Inc.(a)	15,100	720,270
Equity Residential(a)	33,100	735,813
HCP, Inc.(a)	30,700	650,533
Health Care REIT, Inc.(a)	13,300	453,530
Host Hotels & Resorts, Inc.	75,700	635,123

SEE NOTES TO FINANCIAL STATEMENTS.

A5

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Kimco Realty Corp.	33,900	$340,695
Plum Creek Timber Co., Inc.(a)	20,300	604,534
ProLogis(a)	48,600	391,716
Public Storage	15,200	995,296
Simon Property Group, Inc.(a)	32,727	1,683,150
Ventas, Inc.(a)	17,200	513,592
Vornado Realty Trust	18,169	818,150

		9,221,973

Real Estate Management & Development
CB Richard Ellis Group, Inc. (Class A Stock)(a)(b)	36,900	345,384

Road & Rail — 0.5%
Burlington Northern Santa Fe Corp.	32,800	2,412,112
CSX Corp.	45,600	1,579,128
Norfolk Southern Corp.(a)	43,200	1,627,344
Ryder System, Inc.	5,200	145,184
Union Pacific Corp.	59,300	3,087,158

		8,850,926

Semiconductors & Semiconductor Equipment — 1.2%
Advanced Micro Devices, Inc.(a)(b)	74,000	286,380
Altera Corp.(a)	36,100	587,708
Analog Devices, Inc.	33,400	827,652
Applied Materials, Inc.(a)	158,100	1,734,357
Broadcom Corp. (Class A Stock)(a)(b)	50,050	1,240,740
Intel Corp.	661,000	10,939,550
KLA-Tencor Corp.(a)	19,700	497,425
Linear Technology Corp.(a)	27,000	630,450
LSI Corp.(b)	72,800	331,968
MEMC Electronic Materials, Inc.(b)	25,400	452,374
Microchip Technology, Inc.(a)	19,700	444,235
Micron Technology, Inc.(a)(b)	104,000	526,240
National Semiconductor Corp.	25,900	325,045
Novellus Systems, Inc.(a)(b)	10,400	173,680
NVIDIA Corp.(b)	63,350	715,221
Teradyne, Inc.(b)	23,500	161,210
Texas Instruments, Inc.(a)	150,300	3,201,390
Xilinx, Inc.(a)	32,300	660,858

		23,736,483

Software — 2.1%
Adobe Systems, Inc.(b)	61,200	1,731,960
Autodesk, Inc.(b)	27,500	521,950
BMC Software, Inc.(b)	22,800	770,412
CA, Inc.	47,864	834,269
Citrix Systems, Inc.(b)	20,500	653,745
Compuware Corp.(b)	34,800	238,728
Electronic Arts, Inc.(b)	37,500	814,500
Intuit, Inc.(a)(b)	38,800	1,092,608
McAfee, Inc.(a)(b)	18,600	784,734
Microsoft Corp.	905,400	21,521,358
Novell, Inc.(b)	50,900	230,577
Oracle Corp.	451,600	9,673,272
Salesforce.com, Inc.(a)(b)	12,800	488,576
Symantec Corp.(b)	95,578	1,487,194

		40,843,883

COMMON STOCKS (continued)	Shares	Value (Note 2)

Specialty Retail — 1.0%
Abercrombie & Fitch Co. (Class A Stock)	8,700	$220,893
AutoNation, Inc.(a)(b)	11,474	199,074
AutoZone, Inc.(a)(b)	4,700	710,217
Bed Bath & Beyond, Inc.(a)(b)	31,600	971,700
Best Buy Co., Inc.(a)	41,025	1,373,927
GameStop Corp. (Class A Stock)(b)	19,400	426,994
Gap, Inc. (The)	54,900	900,360
Home Depot, Inc. (The)	199,650	4,717,730
Limited Brands, Inc.	31,106	372,339
Lowe’s Cos., Inc.	172,600	3,350,166
Office Depot, Inc.(b)	27,800	126,768
O’Reilly Automotive, Inc.(a)(b)	14,600	555,968
RadioShack Corp.(a)	11,900	166,124
Sherwin-Williams Co. (The)	11,900	639,625
Staples, Inc.	82,449	1,662,996
Tiffany & Co.(a)	15,000	380,400
TJX Cos., Inc. (The)	50,600	1,591,876

		18,367,157

Textiles, Apparel & Luxury Goods — 0.2%
Coach, Inc.	42,200	1,134,336
NIKE, Inc. (Class B Stock)	46,100	2,387,058
Polo Ralph Lauren Corp.	6,500	348,010
VF Corp.	10,700	592,245

		4,461,649

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	63,400	842,586
People’s United Financial, Inc.	42,300	636,192

		1,478,778

Tobacco — 0.8%
Altria Group, Inc.	243,300	3,987,687
Lorillard, Inc.	19,747	1,338,254
Philip Morris International, Inc.	233,800	10,198,356
Reynolds American, Inc.(a)	21,500	830,330

		16,354,627

Trading Companies & Distributors — 0.1%
Fastenal Co.(a)	15,700	520,769
W.W. Grainger, Inc.	6,900	564,972

		1,085,741

Wireless Telecommunication Services — 0.2%
American Tower Corp. (Class A Stock)(b)	48,200	1,519,746
MetroPCS Communications, Inc.(b)	16,000	212,960
Sprint Nextel Corp.(a)(b)	328,077	1,578,050

		3,310,756

TOTAL COMMON STOCKS (cost $943,989,991)		950,210,224

SEE NOTES TO FINANCIAL STATEMENTS.

A6

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody's Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

ASSET-BACKED SECURITIES — 0.5%
American Express Credit Account Master Trust I, Ser. 2004-4, Class C, 144A(c)	Baa1	0.789%	03/15/12	$1,510	$1,503,651
American Express Credit Account Master Trust I, Ser. 2004-C, Class C, 144A(c)	Baa1	0.819%	02/15/12	78	77,789
Bank of America Credit Card Trust, Ser. 2006-C5, Class C5(c)	Baa1	0.719%	01/15/16	4,159	3,025,642
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(c)	Baa2	0.715%	02/20/15	1,500	1,194,656
MBNA Master Credit Card Trust, Ser. 1999-J, Class A	Aaa	7.000%	02/15/12	2,370	2,398,833
SVO VOI Mortgage Corp., Ser. 2005-AA, Class A, 144A	Aaa	5.250%	02/20/21	564	490,879

TOTAL ASSET-BACKED SECURITIES (cost $10,300,346)					8,691,450

BANK LOANS — 0.8%
Automotive
Oshkosh Truck Corp.(c)(d)	B2	7.207%	12/06/13	251	229,012

Cable — 0.1%
Discovery Communications., Inc.(c)(d)	Baa3	5.250%	05/14/14	958	944,193
Insight Midwest Holdings LLC(c)(d)	B1	1.820%	10/06/13	1,216	1,112,260

					2,056,453

Electric — 0.1%
NRG Energy(c)(d)	Ba1	2.248%	02/01/13	439	412,409
NRG Energy(c)(d)	Ba1	2.266%	02/01/13	819	769,382
Texas Competitive Electric Holdings Co. LLC(c)(d)	B1	3.821%	10/10/14	983	700,400

					1,882,191

Healthcare & Pharmaceutical — 0.3%
Community Health Systems, Inc.(c)(d)	Ba3	2.560%	07/25/14	80	71,469
Community Health Systems, Inc.(c)(d)	Ba3	2.898%	07/25/14	1,559	1,400,927
DaVita, Inc.(c)(d)	Ba1	2.043%	10/05/12	1,200	1,133,250
HCA, Inc.(c)(d)	Ba3	2.848%	11/18/13	1,678	1,512,039
Health Management Associates, Inc. Term B(c)(d)	B1	2.348%	02/28/14	1,110	975,569

					5,093,254

Paper
Domtar, Inc.(c)(d)	Baa3	1.696%	03/05/14	946	885,051

Pipelines & Other — 0.1%
Enterprise GP Holdings LP(c)(d)	Ba2	3.064%	11/08/14	990	952,875

Technology — 0.2%
First Data Corp.(c)(d)	B1	3.065%	09/24/14	1,474	1,101,168
First Data Corp.(c)(d)	B1	3.065%	09/24/14	1,081	807,861
Flextronics International Ltd. (Singapore)(c)(d)	Ba1	3.037%	10/01/14	763	626,908
Flextronics International Ltd. (Singapore)(c)(d)	Ba1	3.381%	10/01/14	219	180,146
Metavante Corp.(c)(d)	Ba2	2.777%	11/01/14	988	950,469
Sensata Technologies(c)(d)	B3	2.804%	04/27/13	337	254,893

					3,921,445

TOTAL BANK LOANS (cost $16,836,046)					15,020,281

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	B3	6.000%	01/25/36	3,314	2,302,388
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(c)	Ba1	4.448%	02/25/35	971	641,210
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(c)	Ba2	4.408%	03/25/35	964	592,958
Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(c)	Ba2	4.747%	02/25/37	2,444	1,983,029
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	A1	5.250%	09/25/19	1,408	1,332,748
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(c)	B1	4.140%	07/25/35	1,855	1,593,394
Master Alternative Loans Trust, Ser. 2004-4, Class 4A1	Aaa	5.000%	04/25/19	399	372,888
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(c)	A1	4.802%	02/25/34	882	663,194

SEE NOTES TO FINANCIAL STATEMENTS.

A7

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Washington Mutual Alternative Mortgage Pass-Thru Certificates, Ser. 2005-1, Class 3A	AAA(e)	5.000%	03/25/20	$899	$701,803

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $13,128,474)					10,183,612

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.7%
Banc of America Commercial Mortgage, Inc., Ser. 2003-2, Class A3(c)	AAA(e)	4.873%	03/11/41	3,350	3,123,250
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	3,680	3,335,721
Banc of America Commercial Mortgage, Inc., Ser. 2005-1, Class ASB(c)	AAA(e)	5.121%	11/10/42	899	881,757
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.600%	07/10/46	2,000	1,675,477
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(c)	Aaa	5.837%	06/10/49	5,730	5,211,182
Bear Stearns Commercial Mortgage Securities, Ser. 2005-T18, Class AAB(c)	Aaa	4.823%	02/13/42	2,250	2,150,996
Bear Stearns Commercial Mortgage Securities, Ser. 2005-T20, Class AAB(c)	Aaa	5.283%	10/12/42	3,000	2,850,562
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW11, Class A4(c)	AAA(e)	5.623%	03/11/39	1,200	1,030,182
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A(c)	A-(e)	5.440%	09/15/30	890	730,986
Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A2(c)	Aaa	6.220%	12/10/49	2,100	1,858,478
Commercial Mortgage Pass-Thru Certificate, Ser. 2004-LB2A, Class X2, I/O, 144A(c)	AAA(e)	0.870%	03/10/39	11,352	143,605
Commercial Mortgage Pass-Thru Certificate, Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	3,740	3,455,792
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(c)	AAA(e)	5.609%	02/15/39	4,330	3,503,073
CS First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4	Aaa	4.283%	10/15/39	1,500	1,429,962
CS First Boston Mortgage Securities Corp., Ser. 2005-C5, Class A4(c)	AAA(e)	5.100%	08/15/38	3,000	2,557,965
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(c)	AAA(e)	6.015%	05/15/46	2,100	1,649,733
DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B	AAA(e)	7.620%	06/10/33	2,779	2,850,663
GE Commercial Mortgage Corp., Ser. 2004-C2, Class X2, I/O, 144A(c)	Aaa	0.593%	03/10/40	21,767	211,936
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(e)	4.697%	05/10/43	2,610	2,301,574
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5(c)	Aaa	5.224%	04/10/37	1,400	1,197,523
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	4,000	3,755,675
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB(c)	Aaa	4.853%	03/15/46	3,940	3,811,897
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	6,380	6,056,627
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A4(c)	Aaa	5.344%	12/15/44	3,630	3,068,763
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	2,000	1,795,927
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class A4(c)	Aaa	5.475%	04/15/43	2,436	1,943,014
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class X2, I/O(c)	Aaa	0.235%	04/15/43	136,510	455,397
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(c)	Aaa	5.992%	06/15/49	2,000	1,843,204
LB-UBS Commercial Mortgage Trust, Ser. 2003-C8, Class A3	Aaa	4.830%	11/15/27	2,720	2,617,782
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5(c)	AAA(e)	4.826%	08/15/29	5,000	4,428,469
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A5	Aaa	4.739%	07/15/30	695	594,687
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class AAB	Aaa	5.341%	09/15/39	4,280	3,832,869
Merrill Lynch Mortgage Trust, Ser. 2004-Key 2, Class A3	Aaa	4.615%	08/12/39	1,900	1,691,084
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(c)	Aaa	6.104%	06/12/46	2,210	1,816,195
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(c)	AAA(e)	5.771%	10/15/42	2,600	2,164,147
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	4,400	3,749,597
Morgan Stanley Capital I, Ser. 2007-T27, Class AAB(c)	AAA(e)	5.803%	06/11/42	1,040	965,715
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A3(c)	Aaa	5.891%	05/15/43	2,000	1,848,436
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(c)	Aaa	5.926%	05/15/43	3,400	2,779,559

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $98,335,369)					91,369,461

SEE NOTES TO FINANCIAL STATEMENTS.

A8

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS — 12.0%	Moody's Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Aerospace & Defense — 0.2%
BAE Systems Holdings, Inc., Gtd. Notes, 144A	Baa2	4.750%	08/15/10	$2,000	$2,007,682
BAE Systems Holdings, Inc., Gtd. Notes, 144A	Baa2	6.375%	06/01/19	600	613,435
Boeing Capital Corp., Sr. Unsec’d. Notes	A2	6.100%	03/01/11	975	1,038,535
Goodrich Corp., Sr. Unsec’d. Notes	Baa2	6.800%	07/01/36	711	699,773

					4,359,425

Airlines — 0.2%
American Airlines Pass-Through Trust 2001-01, Pass-thru Certs., Ser. 01-1	B1	6.817%	05/23/11	2,420	1,948,100
Continental Airlines, Inc., Pass-Thru Certs., Ser. 981A	Baa2	6.648%	09/15/17	254	208,502
Continental Airlines, Inc., Pass-Thru Certs., Ser. 01A1(d)	Baa2	6.703%	06/15/21	155	130,370
Delta Air Lines, Inc., Pass-Thru Certs., Ser. 071A(a)	Baa1	6.821%	08/10/22	454	372,100
Southwest Airlines Co., Sr. Unsec’d. Notes	Baa1	6.500%	03/01/12	965	1,000,108

					3,659,180

Automotive
Johnson Controls, Inc., Sr. Notes	Baa2	5.500%	01/15/16	235	217,906

Banking — 2.0%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	1,765	1,831,592
Banco Bradesco SA (Cayman Islands), Sub. Notes	A2	8.750%	10/24/13	1,690	1,994,200
Bank of America Corp., Jr. Sub. Notes(a)(c)	B3	8.000%	12/29/49	2,100	1,753,836
Bank of America NA, Sub. Notes	A1	5.300%	03/15/17	850	721,180
Bank of America NA, Sub. Notes	A1	6.000%	10/15/36	1,300	1,041,934
Bank One Corp., Sub. Notes	A1	7.875%	08/01/10	2,500	2,621,143
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	5.300%	10/30/15	550	540,329
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	6.400%	10/02/17	270	270,479
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	1,135	1,196,278
Capital One Bank Corp., Sr. Sub. Notes	A3	6.500%	06/13/13	10	9,885
Capital One Bank USA NA, Sub. Notes	A3	8.800%	07/15/19	415	423,974
Capital One Financial Corp., Sr. Unsec’d. Notes, M.T.N.	Baa1	5.700%	09/15/11	570	572,529
Citigroup, Inc., Jr. Sub. Notes, Ser. E(f)	Ca	8.400%	04/29/49	340	255,024
Citigroup, Inc., Sr. Notes	A3	8.500%	05/22/19	600	610,343
Citigroup, Inc., Sr. Unsec’d. Notes(a)	A3	6.875%	03/05/38	790	697,701
Citigroup, Inc., Sub. Notes	Baa1	5.625%	08/27/12	1,900	1,778,845
Citigroup, Inc., Sub. Notes	Baa1	6.125%	08/25/36	725	539,883
Countrywide Financial Corp., Gtd. Notes, M.T.N.	A2	5.800%	06/07/12	1,160	1,167,228
DEPFA ACS Bank (Ireland), Covered Notes, 144A	Aa2	5.125%	03/16/37	1,325	838,247
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.450%	11/01/12	580	599,714
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A1	7.500%	02/15/19	1,000	1,070,772
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	5.625%	01/15/17	765	727,066
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.450%	05/01/36	1,770	1,501,018
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%	10/01/37	113	100,456
HSBC Bank USA, Sr. Unsec’d. Notes	Aa3	3.875%	09/15/09	250	251,194
ICICI Bank Ltd. (India), Bonds, 144A(c)	Baa2	1.679%	01/12/10	1,880	1,842,400
ICICI Bank Ltd. (Singapore), Notes, 144A	Baa2	5.750%	11/16/10	1,670	1,681,775
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(c)	A2	7.900%	04/29/49	2,000	1,750,200
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.600%	01/17/11	175	180,104
JPMorgan Chase Capital XXVI (Capital Security, fixed to floating preferred)	A1	8.000%	05/14/48	28	702,520
Merrill Lynch & Co., Inc., Notes, M.T.N.	A2	6.875%	04/25/18	1,230	1,138,434
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	4.790%	08/04/10	375	376,978
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, Ser. C, M.T.N.(a)	A2	4.250%	02/08/10	1,470	1,475,824
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, Ser. C, M.T.N.	A2	5.000%	01/15/15	190	173,536
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, M.T.N.	A2	5.770%	07/25/11	355	361,264
Morgan Stanley Group, Inc., Sr. Unsec’d. Notes, M.T.N.	A2	5.250%	11/02/12	30	30,438
Morgan Stanley Group, Inc., Sr. Unsec’d. Notes, Ser. E, M.T.N.	A2	5.450%	01/09/17	2,530	2,362,468
Morgan Stanley Group, Inc., Sr. Unsec’d. Notes, M.T.N.	A2	5.950%	12/28/17	600	575,736
Morgan Stanley Group, Inc. Sr. Unsec’d. Notes(a)	A2	7.300%	05/13/19	100	103,695
MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes.(c)	A2	6.346%	07/25/49	800	700,328
PNC Funding Corp., Gtd. Notes	A3	6.700%	06/10/19	885	912,788

SEE NOTES TO FINANCIAL STATEMENTS.

A9

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Banking (continued)
Santander Central Hispano Issuances Ltd. (Cayman Islands), Gtd. Notes.	Aa2	7.625%	09/14/10	$805	$826,193
Wells Fargo Bank NA, Sub. Notes	Aa3	6.450%	02/01/11	90	94,101
Wells Fargo Capital XIII, Gtd. Notes, Ser. G, M.T.N.(c)	Ba3	7.700%	12/29/49	1,000	830,000

					39,233,632

Brokerage
Lehman Brothers Holdings, Inc., Jr. Sub. Notes(d)(f)	NR	6.500%	07/19/17	514	51
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, M.T.N.(f)	NR	5.250%	02/06/12	1,850	272,875
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, M.T.N.(f)	NR	6.875%	05/02/18	700	112,000

					384,926

Building Materials & Construction — 0.1%
Hanson PLC (United Kingdom), Gtd. Notes(a)	B3	7.875%	09/27/10	1,270	1,225,550
Lafarge SA (France), Sr. Unsec’d. Notes	Baa3	6.150%	07/15/11	1,100	1,111,807

					2,337,357

Cable — 0.5%
AT&T Broadband, Gtd. Notes	Baa1	9.455%	11/15/22	115	134,452
Comcast Corp., Gtd. Notes	Baa1	6.550%	07/01/39	585	584,000
COX Communications, Inc., Sr. Unsec’d. Notes	Baa3	6.750%	03/15/11	1,195	1,260,505
COX Communications, Inc., Sr. Unsec’d. Notes	Baa3	7.875%	08/15/09	1,160	1,167,521
Tele-Communications, Inc., Sr. Unsec’d. Notes	Baa1	9.875%	06/15/22	1,440	1,734,777
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.400%	07/02/12	2,410	2,490,976
Time Warner Cable, Inc., Gtd. Notes(a)	Baa2	6.750%	06/15/39	1,340	1,304,210

					8,676,441

Capital Goods — 0.4%
American Standard, Inc., Gtd. Notes	BBB+(e)	7.625%	02/15/10	1,000	1,017,024
Caterpillar, Inc., Sr. Unsec’d. Notes	A2	7.250%	09/15/09	1,000	1,011,310
Erac USA Finance Co., Gtd. Notes, 144A (original cost $459,646; purchased 10/10/07)(d)(g)	Baa2	5.800%	10/15/12	460	430,492
Erac USA Finance Co., Gtd. Notes, 144A (original cost $1,195,904; purchased 10/10/07)(d)(g)	Baa2	6.375%	10/15/17	1,198	1,081,683
Erac USA Finance Co., Gtd. Notes, 144A (original cost $386,623; purchased 10/10/07)(d)(g)	Baa2	7.000%	10/15/37	390	310,162
FedEx Corp., Gtd. Notes	Baa2	7.250%	02/15/11	480	508,870
General Electric Co., Sr. Unsec’d. Notes	Aa2	5.250%	12/06/17	320	314,254
TDIC Finance Ltd. (Cayman Islands), Gtd. Notes, 144A, M.T.N.	Aa2	6.500%	07/02/14	1,700	1,704,250
United Technologies Corp., Sr. Unsec’d. Notes	A2	5.375%	12/15/17	515	545,402

					6,923,447

Chemicals — 0.3%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	6.125%	02/01/11	690	704,759
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	1,600	1,648,002
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	780	756,778
PPG Industries, Inc., Sr. Unsec’d. Notes	A3	5.750%	03/15/13	1,500	1,559,215
Union Carbide Corp., Sr. Unsec’d. Notes	Ba2	7.500%	06/01/25	500	336,029

					5,004,783

Consumer — 0.3%
Avon Products, Inc., Sr. Unsec’d. Notes	A2	5.750%	03/01/18	1,400	1,421,801
Fortune Brands, Inc., Sr. Unsec’d. Notes	Baa2	6.375%	06/15/14	2,190	2,177,528
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18	1,600	1,339,560
Whirlpool Corp., Sr. Unsec’d. Notes	Baa3	6.125%	06/15/11	1,045	1,023,154

					5,962,043

Electric — 1.3%
Appalachian Power Co., Sr. Unsec’d. Notes, Ser. J	Baa2	4.400%	06/01/10	790	801,378
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.250%	08/01/16	170	167,413
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.375%	10/15/11	1,250	1,296,724

SEE NOTES TO FINANCIAL STATEMENTS.

A10

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Electric (continued)
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa2	6.350%	10/01/36	$530	$512,437
Carolina Power & Light Co., First Mtge. Bonds	A2	5.250%	12/15/15	660	692,247
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2	Baa2	5.700%	03/15/13	1,070	1,085,590
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. K2	Baa2	6.950%	03/15/33	300	304,758
Consolidated Edison, Inc., Sr. Unsec’d. Notes, Ser. 05-C	A3	5.375%	12/15/15	820	854,084
Consolidated Edison, Inc., Sr. Unsec’d. Notes, Ser. 08-B	A3	6.750%	04/01/38	130	145,914
Consumers Energy Co., First Mtge. Bonds, Ser. D	Baa1	5.375%	04/15/13	435	446,407
Dominion Resources, Inc., Sr. Unsec’d. Notes, Ser. D	Baa2	5.125%	12/15/09	1,255	1,270,903
Duke Energy Carolinas LLC, First Mtge. Bonds	A2	6.050%	04/15/38	530	561,247
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	A3	6.100%	06/01/37	920	962,714
E.ON International Finance BV (Netherlands), Gtd. Notes, 144A	A2	6.650%	04/30/38	930	1,003,829
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	845	638,398
Empresa Nacional de Electricidad S.A. (Chile), Unsub. Notes	Baa3	8.625%	08/01/15	1,160	1,341,094
Energy East Corp., Sr. Unsec’d. Notes	A3	6.750%	09/15/33	140	138,943
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.900%	06/15/15	195	181,561
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.950%	10/01/33	380	404,663
Georgia Power Co., Sr. Unsec’d. Notes, Ser. B	A2	5.700%	06/01/17	470	503,234
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF	Baa2	5.050%	11/15/14	575	581,470
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A2	6.250%	06/17/14	1,555	1,551,147
Midamerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.750%	04/01/18	210	218,442
Midamerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37	325	313,715
Nevada Power Co., Genl. Ref. Mtge., Ser. O	Baa3	6.500%	05/15/18	1,210	1,236,735
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	500	420,542
Oncor Electric Delivery Co., Sr. Sec’d. Notes	Baa1	6.375%	01/15/15	465	486,221
Oncor Electric Delivery Co., Sr. Sec’d. Notes	Baa1	7.000%	09/01/22	545	575,559
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.050%	03/01/34	1,610	1,670,273
PPL Electric Utilities Corp., Sr. Sec’d. Notes	A3	6.250%	08/15/09	1,900	1,907,006
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	135	131,063
Public Service Electric & Gas Co., Sec’d. Notes, M.T.N.	A3	5.800%	05/01/37	515	532,126
Southern California Edison Co., Ser. 04-F	A2	4.650%	04/01/15	610	616,971
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	263	258,802
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	07/01/36	445	444,263

					24,257,873

Energy – Integrated — 0.1%
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	7.250%	12/15/19	300	327,772
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A (original cost $1,413,480; purchased 7/13/06-2/07/07)(g)	Baa2	7.500%	07/18/16	1,365	1,163,662

					1,491,434

Energy – Other — 0.2%
Devon Financing Corp. (Canada), Gtd. Notes	Baa1	7.875%	09/30/31	280	329,702
Halliburton Co., Sr. Unsec’d. Notes	A2	5.500%	10/15/10	200	209,177
Nexen, Inc. (Canada), Sr. Unsec’d. Notes	Baa3	6.400%	05/15/37	195	179,100
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	1,450	1,263,217
Valero Energy Corp., Sr. Unsec’d. Notes	Baa2	6.625%	06/15/37	250	213,280
Weatherford International, Inc. (Bermuda), Gtd. Notes	Baa1	6.500%	08/01/36	25	22,625
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13	1,660	1,584,315
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.250%	08/01/17	565	594,543

					4,395,959

Foods — 0.5%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A(a)	Baa2	8.000%	11/15/39	575	626,797
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	8.200%	01/15/39	815	907,643
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	1,000	972,992
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	8.500%	06/15/19	860	899,261
Cargill, Inc., Sr. Unsec’d. Notes, 144A	A2	6.000%	11/27/17	650	646,993
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	7.875%	09/15/10	62	65,707
Delhaize Group (Belgium), Sr. Unsec’d. Notes	Baa3	6.500%	06/15/17	460	469,740

SEE NOTES TO FINANCIAL STATEMENTS.

A11

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Foods (continued)
General Mills, Inc., Sr. Unsec’d. Notes(a)	Baa1	6.000%	02/15/12	$975	$1,049,680
Kroger Co. (The), Gtd. Notes	Baa2	6.750%	04/15/12	215	232,449
Kroger Co. (The), Gtd. Notes	Baa2	6.800%	04/01/11	575	608,730
McDonald’s Corp., Sr. Unsec’d. Notes, M.T.N.	A3	6.300%	03/01/38	1,140	1,234,214
Tricon Global Restaurants, Inc., Sr. Unsec’d. Notes	Baa3	8.875%	04/15/11	235	256,523
Tyson Foods, Inc., Gtd. Notes	Ba3	7.850%	04/01/16	785	756,943

					8,727,672

Gaming
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes, 144A	CCC-(e)	10.000%	12/15/18	970	557,750

Healthcare & Pharmaceutical — 0.7%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	5.875%	05/15/16	1,100	1,199,683
AmerisourceBergen Corp., Gtd. Notes	Baa3	5.625%	09/15/12	915	902,125
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A1	6.450%	09/15/37	480	532,110
Covidien International Finance SA (Luxembourg), Gtd. Notes	Baa1	6.000%	10/15/17	1,100	1,169,793
Express Scripts, Inc., Sr. Unsec’d. Notes	Baa3	7.250%	06/15/19	610	672,674
Genentech, Inc., Sr. Unsec’d. Notes	A1	4.750%	07/15/15	270	278,963
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	6.375%	05/15/38	840	913,445
HCA, Inc., Sec’d. Notes	B2	9.250%	11/15/16	1,925	1,896,125
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa3	5.625%	12/15/15	560	522,029
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.750%	11/15/36	65	64,906
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.850%	06/30/39	200	205,452
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.950%	12/01/28	205	212,124
Schering-Plough Corp., Sr. Unsec’d. Notes(a)	Baa1	6.000%	09/15/17	842	896,733
Schering-Plough Corp., Sr. Unsec’d. Notes	Baa1	6.550%	09/15/37	330	353,886
Wyeth, Sr. Unsec’d. Notes	A3	5.500%	03/15/13	1,165	1,245,506
Wyeth, Sr. Unsec’d. Notes	A3	5.950%	04/01/37	1,645	1,701,799
Wyeth, Sr. Unsec’d. Notes	A3	6.450%	02/01/24	60	64,596

					12,831,949

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	A3	5.750%	06/15/11	430	449,542
Aetna, Inc., Sr. Unsec’d. Notes	A3	6.625%	06/15/36	480	436,343
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36	640	458,245
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125%	01/15/15	1,200	1,041,288
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	5.250%	03/15/11	1,470	1,517,093
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	06/15/17	115	110,864
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	06/15/37	400	346,816
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	11/15/37	410	367,605
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.000%	12/15/14	1,085	1,057,909
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.250%	01/15/16	335	317,386

					6,103,091

Insurance — 0.4%
American International Group, Inc., Sr. Unsec’d. Notes	A3	4.250%	05/15/13	655	379,415
AXA SA (France), Sub. Notes	A3	8.600%	12/15/30	230	215,473
Berkshire Hathaway, Inc., Gtd. Notes	Aa2	4.750%	05/15/12	425	451,242
Liberty Mutual Group, Bonds, 144A	Baa2	7.000%	03/15/34	910	614,589
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.300%	10/09/37	476	342,767
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	505	509,279
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	Baa2	5.150%	09/15/10	335	335,718
MetLife, Inc., Sr. Unsec’d. Notes	A2	5.700%	06/15/35	1,185	1,035,013
MetLife, Inc., Sr. Unsec’d. Notes	A2	6.125%	12/01/11	435	455,387
MetLife, Inc., Sr. Unsec’d. Notes	A2	6.375%	06/15/34	85	80,600
MetLife, Inc., Sr. Unsec’d. Notes	A2	6.750%	06/01/16	270	274,875
Pacific Life Insurance Co., Notes, 144A (original cost $869,582; purchased 6/16/09)(g)	A3	9.250%	06/15/39	870	844,354
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	A2	6.750%	06/20/36	740	802,206
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19	575	437,395

SEE NOTES TO FINANCIAL STATEMENTS.

A12

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody's Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Insurance (continued)
W.R. Berkley Corp., Sr. Unsub. Notes	Baa2	5.600%	05/15/15	$705	$618,482
XL Capital Ltd. (Cayman Islands), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	110	92,320

					7,489,115

Lodging — 0.2%
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.250%	02/15/13	1,585	1,474,050
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.750%	05/15/18	2,700	2,315,250

					3,789,300

Media & Entertainment — 0.2%
News America Holdings, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	1,265	1,211,432
Time Warner, Inc., Gtd. Notes	Baa2	6.750%	04/15/11	725	758,764
Time Warner, Inc., Gtd. Notes	Baa2	7.250%	10/15/17	745	767,216
Time Warner, Inc., Sr. Unsec’d. Notes	Baa2	9.150%	02/01/23	625	677,666
Viacom, Inc., Sr. Unsec’d. Notes	Baa3	6.750%	10/05/37	420	378,092
Viacom, Inc., Sr. Unsec’d. Notes	Baa3	6.875%	04/30/36	455	419,196

					4,212,366

Metals — 0.1%
Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB(e)	4.500%	05/15/13	255	248,548
Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB(e)	5.000%	06/01/15	755	677,073
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	Baa1	5.875%	07/15/13	500	503,133
Southern Copper Corp., Sr. Unsec’d. Notes	Baa3	7.500%	07/27/35	120	108,488
United States Steel Corp., Sr. Unsec’d. Notes	Ba3	5.650%	06/01/13	540	486,013

					2,023,255

Non Captive Finance — 0.5%
CIT Group, Inc., Sr. Unsec’d. Notes	Ba2	4.250%	02/01/10	195	175,069
General Electric Capital Corp., Sr. Unsec’d. Notes, M.T.N.(h)	Aa2	5.550%	05/04/20	1,875	1,702,783
General Electric Capital Corp., Sr. Unsec’d. Notes, M.T.N.	Aa2	5.875%	01/14/38	970	767,645
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	5.700%	06/01/11	585	590,366
International Lease Finance Corp., Sr. Unsec’d. Notes	Baa2	6.375%	03/25/13	1,750	1,331,424
SLM Corp., Sr. Unsec’d. Notes, M.T.N.(a)	Ba1	8.450%	06/15/18	4,725	4,042,167

					8,609,454

Non-Corporate Foreign Agency — 0.2%
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	A1	6.850%	07/02/37	1,610	1,070,650
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	12/01/23	350	378,000
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A	Baa1	6.299%	05/15/17	2,100	1,806,000

					3,254,650

Packaging
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	Baa3	6.875%	07/15/33	450	338,677

Paper
Plum Creek Timberlands LP, Gtd. Notes	Baa3	5.875%	11/15/15	515	435,338

Pipelines & Other — 0.3%
Duke Energy Field Services Corp., Sr. Unsec’d. Notes	Baa2	7.875%	08/16/10	1,830	1,914,336
Enterprise Products Operating LP, Gtd. Notes, Ser. B	Baa3	4.625%	10/15/09	710	712,089
ONEOK Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36	405	373,414
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.000%	02/01/13	80	81,775
Spectra Energy Capital LLC, Gtd. Notes(a)	Baa1	6.200%	04/15/18	3,310	3,250,559
Spectra Energy Capital LLC, Sr. Unsec’d. Notes	Baa1	6.250%	02/15/13	205	209,892

					6,542,065

Railroads — 0.1%
Burlington Northern Santa Fe Corp., Sr. Unsec’d. Notes	Baa1	6.700%	08/01/28	735	766,488
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.150%	05/01/37	690	641,516
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25	630	585,680

SEE NOTES TO FINANCIAL STATEMENTS.

A13

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Railroads (continued)
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	7.800%	05/15/27	$24	$25,657
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	6.650%	01/15/11	760	797,581

					2,816,922

Real Estate Investment Trusts — 0.3%
Brandywine Operating Partnership LP, Gtd. Notes	Baa3	5.750%	04/01/12	1,405	1,270,286
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12	545	495,379
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	6.300%	06/01/13	650	584,363
Simon Property Group LP, Sr. Unsec’d. Notes	A3	5.750%	05/01/12	1,625	1,651,046
Simon Property Group LP, Sr. Unsec’d. Notes(a)	A3	6.125%	05/30/18	2,700	2,511,443

					6,512,517

Retailers — 0.6%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	08/15/11	1,240	1,311,276
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	06/01/17	1,580	1,588,166
Federated Retail Holdings, Inc., Gtd. Notes	Ba2	5.350%	03/15/12	330	300,370
GameStop Corp./GameStop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	980	987,350
Home Depot, Inc. (The), Sr. Unsec’d. Notes	Baa1	5.875%	12/16/36	315	277,913
Kohl's Corp., Sr. Unsec’d. Notes	Baa1	6.875%	12/15/37	550	553,055
Nordstrom, Inc., Sr. Unsec’d. Notes(a)	Baa2	6.250%	01/15/18	4,500	4,421,385
Target Corp., Sr. Unsec’d. Notes	A2	7.000%	01/15/38	1,475	1,572,124
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.250%	09/01/35	235	224,069

					11,235,708

Technology — 0.4%
Affiliated Computer Services, Inc., Sr. Unsec’d. Notes	Ba2	4.700%	06/01/10	1,000	980,000
CA, Inc., Sr. Unsec’d. Notes	Baa3	4.750%	12/01/09	1,500	1,496,250
Computer Sciences Corp., Sr. Unsec’d. Notes	Baa1	6.500%	03/15/18	1,700	1,737,109
Electronic Data Systems Corp., Sr. Unsec’d. Notes	A2	7.450%	10/15/29	120	144,874
Fiserv, Inc., Gtd. Notes	Baa2	6.125%	11/20/12	960	996,477
Intuit, Inc., Sr. Unsec’d. Notes	Baa2	5.400%	03/15/12	575	580,602
Jabil Circuit, Inc., Sr. Unsec’d. Notes	Ba1	5.875%	07/15/10	190	186,200
Motorola, Inc., Sr. Unsec’d. Notes	Baa3	8.000%	11/01/11	48	48,322
Oracle Corp., Sr. Unsec’d. Notes	A2	6.125%	07/08/39	440	437,070
Oracle Corp., Sr. Unsec’d. Notes	A2	6.500%	04/15/38	620	660,391

					7,267,295

Telecommunications — 1.4%
America Movil SAB de CV (Mexico), Gtd. Notes(a)	A3	6.375%	03/01/35	630	597,418
American Tower Corp., Sr. Unsec’d. Notes	Ba1	7.125%	10/15/12	740	744,625
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	505	582,861
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.125%	09/15/09	1,335	1,341,724
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.300%	11/15/10	1,180	1,225,089
AT&T Wireless Services, Inc., Gtd. Notes	A2	8.125%	05/01/12	800	895,666
AT&T Wireless Services, Inc., Sr. Unsec’d. Notes	A2	8.750%	03/01/31	1,235	1,505,230
BellSouth Corp., Sr. Unsec’d. Notes	A2	4.200%	09/15/09	1,365	1,372,336
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	8.750%	06/15/30	345	403,902
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.082%	06/01/16	350	341,807
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.995%	06/01/36	1,645	1,446,570
France Telecom SA (France), Sr. Unsec’d. Notes	A3	5.375%	07/08/19	730	735,278
France Telecom SA (France), Sr. Unsec’d. Notes	A3	8.500%	03/01/31	360	462,359
Koninklijke (Royal) KPN NV (Netherlands), Sr. Unsec’d. Notes	Baa2	8.000%	10/01/10	645	676,784
PCCW HKT Capital Ltd. (Virgin Islands (US)), Gtd. Notes, 144A	Baa2	8.000%	11/15/11	2,275	2,394,437
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.000%	08/03/09	1,500	1,500,000
Qwest Capital Funding, Inc., Sr. Unsec’d. Notes	Ba1	8.875%	03/15/12	2,000	2,015,000
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.175%	06/18/19	1,905	1,931,089
Telecom Italia Finance (Luxembourg), Gtd. Notes	Baa2	5.250%	11/15/13	170	166,700
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.877%	07/15/19	640	659,836
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	210	232,708

SEE NOTES TO FINANCIAL STATEMENTS.

A14

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody's Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Telecommunications (continued)
TELUS Corp. (Canada), Sr. Unsec’d. Notes	Baa1	8.000%	06/01/11	$1,500	$1,609,905
US Cellular Corp., Sr. Unsec’d. Notes	Baa2	6.700%	12/15/33	255	244,282
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.100%	04/15/18	3,500	3,590,149
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.400%	02/15/38	105	102,794
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	7.750%	02/15/10	950	982,119

					27,760,668

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes(a)	Baa1	9.250%	08/06/19	195	218,968
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	900	1,031,801
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	130	150,062
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	850	1,004,332
Lorillard Tobacco Co., Sr. Notes	Baa2	8.125%	06/23/19	670	693,293
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.875%	05/16/13	830	870,991
Reynolds American, Inc., Gtd. Notes	Baa3	7.250%	06/15/37	285	235,283

					4,204,730

TOTAL CORPORATE BONDS (cost $241,221,475)					231,616,928

MORTGAGE-BACKED SECURITIES — 16.6%
Federal Home Loan Mortgage Corp.		4.500%	02/01/19-07/01/20	5,756	5,927,592
Federal Home Loan Mortgage Corp.		5.000%	07/01/18-05/01/34	10,555	10,952,847
Federal Home Loan Mortgage Corp.		5.000%	TBA 30 YR	17,500	17,724,210
Federal Home Loan Mortgage Corp.(c)		5.230%	12/01/35	2,866	2,977,813
Federal Home Loan Mortgage Corp.		5.500%	12/01/33-05/01/38	11,999	12,431,969
Federal Home Loan Mortgage Corp.		5.500%	TBA 30 YR	13,500	13,883,913
Federal Home Loan Mortgage Corp.(c)		5.520%	06/01/36	2,364	2,472,425
Federal Home Loan Mortgage Corp.		6.000%	03/01/32-12/01/33	2,621	2,752,218
Federal Home Loan Mortgage Corp.		6.000%	TBA 30 YR	13,000	13,564,694
Federal Home Loan Mortgage Corp.		6.500%	12/01/14-09/01/16	314	331,503
Federal Home Loan Mortgage Corp.		7.000%	05/01/31-09/01/33	4,362	4,728,421
Federal National Mortgage Association(c)		3.233%	07/01/33	915	918,346
Federal National Mortgage Association		4.000%	06/01/19	2,031	2,068,941
Federal National Mortgage Association		4.000%	TBA 30 YR	1,500	1,449,492
Federal National Mortgage Association		4.500%	11/01/18-01/01/35	14,480	14,815,027
Federal National Mortgage Association		4.500%	TBA 30 YR	11,000	10,953,432
Federal National Mortgage Association		5.000%	10/01/18-05/01/38	16,405	16,827,936
Federal National Mortgage Association		5.000%	TBA 30 YR	27,000	27,440,619
Federal National Mortgage Association		5.500%	03/01/16-01/01/38	49,379	51,248,855
Federal National Mortgage Association		5.500%	TBA 15 YR	2,000	2,092,500
Federal National Mortgage Association		5.500%	TBA 30 YR	6,750	6,967,269
Federal National Mortgage Association(c)		5.901%	06/01/37	5,136	5,408,615
Federal National Mortgage Association(c)		5.955%	07/01/37	4,518	4,756,867
Federal National Mortgage Association		6.000%	04/01/13-06/01/38	27,024	28,448,119
Federal National Mortgage Association		6.000%	TBA 30 YR	18,000	18,810,000
Federal National Mortgage Association		6.500%	07/01/17-01/01/37	10,166	10,868,135
Federal National Mortgage Association		7.000%	08/01/11-07/01/32	891	973,267
Federal National Mortgage Association		7.500%	05/01/12-05/01/32	567	607,662
Government National Mortgage Association		4.500%	TBA 30 YR	2,000	1,990,630
Government National Mortgage Association		5.000%	TBA 30 YR	1,500	1,529,063
Government National Mortgage Association		5.500%	08/15/33-04/15/36	8,817	9,149,535
Government National Mortgage Association		6.000%	11/15/23-06/15/36	3,863	4,039,475
Government National Mortgage Association		6.000%	TBA 30 YR	5,000	5,207,810
Government National Mortgage Association		6.500%	10/15/23-09/15/36	5,424	5,800,445
Government National Mortgage Association		7.000%	09/15/31	132	144,422
Government National Mortgage Association		8.000%	01/15/24-04/15/25	103	113,600

TOTAL MORTGAGE-BACKED SECURITIES (cost $312,427,227)					320,377,667

SEE NOTES TO FINANCIAL STATEMENTS.

A15

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

MUNICIPAL BONDS — 0.1%	Moody's Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
New Jersey State Turnpike Authority	A3	7.414%	01/01/40	$395	$468,344
State of California(a)	A2	7.550%	04/01/39	650	594,048

TOTAL MUNICIPAL BONDS (cost $1,053,930)					1,062,392

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.4%
Amortizing Residential Collateral Trust, Ser. 2002-BC9, Class M1(c)	Baa3	1.964%	12/25/32	2,246	1,074,787
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(c)	Baa2	1.964%	03/25/33	731	445,571
CDC Mortgage Capital Trust, Ser. 2003-HE1, Class M2(c)	Baa2	3.239%	08/25/33	58	14,529
Centex Home Equity, Ser. 2005-A, Class M2(c)	Aa3	0.814%	01/25/35	2,250	1,211,116
Credit-Based Asset Servicing And Securitization LLC, Ser. 2005-CB6, Class A3	A3	5.120%	07/25/35	846	707,220
Equity One ABS, Inc., Ser. 2004-3, Class M1	Aa2	5.700%	07/25/34	1,340	903,343
First Franklin Mortgage Loan Trust, Ser. 2005-FFH1, Class M2(c)	Ba3	0.834%	06/25/36	1,800	104,279
HFC Home Equity Loan Trust, Ser. 2005-2, Class M2(c)	Aa1	0.805%	01/20/35	549	294,793
Morgan Stanley ABS Capital I, Ser. 2004-NC3, Class M2(c)	A2	1.964%	03/25/34	530	330,939
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(c)	B3	1.214%	07/25/32	1,273	558,197
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(c)	A2	1.589%	09/25/32	1,229	635,830
Saxon Asset Securities Trust, Ser. 2005-2, Class M2(c)	A2	0.754%	10/25/35	1,480	295,247
Securitized Asset Backed Receivables LLC, Ser. 2004-OP1, Class M1(c)	Aa2	1.079%	02/25/34	1,660	943,575
Securitized Asset Backed Receivables LLC, Ser. 2006-FR3, Class A3(c)	Caa1	0.564%	05/25/36	1,400	354,097

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $17,418,141)					7,873,523

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.1%
Egypt Government AID Bonds (Egypt)		4.450%	09/15/15	415	432,414
Federal Farm Credit Bank		2.125%	06/18/12	4,680	4,695,388
Federal Farm Credit Bank(a)		4.875%	01/17/17	845	899,301
Federal Home Loan Bank		5.000%	11/17/17	420	446,928
Federal Home Loan Bank		5.625%	06/11/21	2,320	2,436,466
Federal Home Loan Mortgage Corp.		3.750%	03/27/19	3,040	2,987,238
Federal Home Loan Mortgage Corp.		5.250%	04/18/16	2,145	2,374,547
Federal National Mortgage Association		6.625%	11/15/30	2,010	2,461,798
Resolution Funding Corp. Interest Strip(i)		5.000%	04/15/18	2,645	1,829,086
Tennessee Valley Authority		4.500%	04/01/18	1,390	1,418,010
Tennessee Valley Authority		5.880%	04/01/36	85	90,466
Tennessee Valley Authority, Ser. E		6.250%	12/15/17	360	412,511

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $20,649,640)					20,484,153

U.S. TREASURY SECURITIES — 4.3%
U.S. Treasury Bond(a)		3.500%	02/15/39	2,985	2,581,100
U.S. Treasury Bond		4.250%	05/15/39	3,585	3,548,576
U.S. Treasury Bond		6.000%	02/15/26	370	446,255
U.S. Treasury Bond(a)		6.250%	08/15/23	6,140	7,479,288
U.S. Treasury Bond(h)		8.125%	05/15/21	1,940	2,685,688
U.S. Treasury Bond		8.125%	08/15/21	455	631,384
U.S. Treasury Inflation Index		0.875%	04/15/10	608	607,775
U.S. Treasury Inflation Index		1.625%	01/15/15	977	972,506
U.S. Treasury Inflation Index		1.625%	01/15/18	692	685,385
U.S. Treasury Inflation Index		1.875%	07/15/13	726	744,174
U.S. Treasury Inflation Index		1.875%	07/15/15	943	953,044
U.S. Treasury Inflation Index		2.000%	04/15/12	651	669,998
U.S. Treasury Inflation Index		2.000%	01/15/14	640	655,058
U.S. Treasury Inflation Index		2.000%	07/15/14	911	931,934
U.S. Treasury Inflation Index		2.000%	01/15/16	924	937,748
U.S. Treasury Inflation Index		2.375%	04/15/11	865	890,436
U.S. Treasury Inflation Index		2.375%	01/15/17	809	843,977
U.S. Treasury Inflation Index		2.625%	07/15/17	298	317,928

SEE NOTES TO FINANCIAL STATEMENTS.

A16

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

U.S. TREASURY SECURITIES (continued)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
U.S. Treasury Inflation Index	3.000%	07/15/12	$1,233	$1,306,554
U.S. Treasury Inflation Index	3.375%	01/15/12	396	421,161
U.S. Treasury Inflation Index	3.375%	04/15/32	234	293,976
U.S. Treasury Inflation Index	3.500%	01/15/11	506	527,944
U.S. Treasury Inflation Index	3.625%	04/15/28	896	1,090,860
U.S. Treasury Inflation Index	3.875%	04/15/29	778	987,364
U.S. Treasury Inflation Indexed Bond	1.750%	01/15/28	728	686,779
U.S. Treasury Inflation Indexed Bond	2.000%	01/15/26	913	894,027
U.S. Treasury Inflation Indexed Bond	2.375%	01/15/25	1,408	1,447,474
U.S. Treasury Inflation Indexed Bond	2.375%	01/15/27	772	799,091
U.S. Treasury Inflation Indexed Bond	2.500%	01/15/29	427	453,732
U.S. Treasury Inflation Indexed Note	0.625%	04/15/13	610	603,064
U.S. Treasury Inflation Indexed Note	1.250%	04/15/14	373	374,293
U.S. Treasury Inflation Indexed Note	1.375%	07/15/18	593	575,105
U.S. Treasury Inflation Indexed Note	2.125%	01/15/19	596	615,424
U.S. Treasury Note	0.875%	05/31/11	1,220	1,215,620
U.S. Treasury Note	1.125%	06/30/11	695	695,056
U.S. Treasury Note(a)	1.875%	06/15/12	6,385	6,431,419
U.S. Treasury Note	2.625%	06/30/14	2,295	2,302,183
U.S. Treasury Note	3.125%	05/15/19	390	377,204
U.S. Treasury Note	3.250%	06/30/16	2,270	2,278,158
U.S. Treasury Strip Coupon(a)	5.310%	05/15/20	27,440	17,304,048
U.S. Treasury Strip Coupon(i)	5.500%	11/15/20	3,520	2,152,487
U.S. Treasury Strip Principal(a)(i)	4.260%	05/15/20	10,320	6,527,369
U.S. Treasury Strip Principal(a)(h)(i)	5.850%	11/15/21	7,285	4,225,118
U.S. Treasury Strip Principal(i)	6.020%	02/15/23	1,495	815,615

TOTAL U.S. TREASURY SECURITIES (cost $79,705,888)				81,983,379

TOTAL LONG-TERM INVESTMENTS (cost $1,755,066,527)				1,738,873,070

SHORT-TERM INVESTMENTS — 25.8%
U.S. TREASURY SECURITIES — 0.4%
U.S. Treasury Bill(j)	0.150%	09/17/09	3,000	2,998,818
U.S. Treasury Bill(j)	0.294%	12/17/09	4,700	4,692,720

TOTAL U.S. TREASURY SECURITIES (cost $7,692,627)				7,691,538

			Shares
AFFILIATED MUTUAL FUNDS — 25.4%
Dryden Core Investment Fund — Short-Term Bond Series (Note 4)(k)			14,114,223	110,514,364
Dryden Core Investment Fund — Taxable Money Market Series (includes $199,680,627 of cash collateral received for securities on loan) (Note 4)(k)(l)			378,993,360	378,993,360

TOTAL AFFILIATED MUTUAL FUNDS (cost $518,702,592)				489,507,724

TOTAL SHORT-TERM INVESTMENTS (cost $526,395,219)				497,199,262

TOTAL INVESTMENTS(m) — 116.1% (cost $2,281,461,746)				2,236,072,332
LIABILITIES IN EXCESS OF OTHER ASSETS(n) — (16.1)%				(309,302,668)

NET ASSETS — 100.0%				$1,926,769,664

SEE NOTES TO FINANCIAL STATEMENTS.

A17

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
I/O	Interest Only
M.T.N.	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced

†	The ratings reflected are as of June 30, 2009. Ratings of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $191,806,329; cash collateral of $199,680,627 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Non-income producing security.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2009.

(d)	Indicates a security that has been deemed illiquid.

(e)	Standard & Poor’s Rating

(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.

(g)	Indicates a restricted security; the aggregate original cost of such securities is $4,325,235. The aggregate value of $3,830,353 is approximately 0.2% of net assets.

(h)	Security segregated as collateral for futures contracts.

(i)	Represents zero coupon bond. Rate shown reflects the effective yield at reporting date.

(j)	Rate quoted represents yield-to-maturity as of purchase date.

(k)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and the Dryden Core Investment Fund—Short-Term Bond Series.

(l)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(m)	As of June 30, 2009, 1 security representing $479 and 0.0% of the net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(n)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at June 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2009	Unrealized Appreciation/ (Depreciation)
Long Positions:
298	S&P 500 Index	Sep. 2009	$68,995,844	$68,204,750	$(791,094)
285	U.S. Treasury 2 Yr. Notes	Sep. 2009	61,258,704	61,622,344	363,640
506	U.S. Treasury 5 Yr. Notes	Sep. 2009	57,982,814	58,047,687	64,873

					(362,581)

Short Positions:
48	U.S. Long Bond	Sep. 2009	5,635,338	5,681,250	(45,912)
92	U.S. Treasury 10 Yr. Notes	Sep. 2009	10,666,918	10,696,437	(29,519)

					(75,431)

					$(438,012)

Interest rate swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services(a)	6/17/2011	$4,750	1.670%	3 month LIBOR	$(16,888)
Morgan Stanley Capital Services(b)	6/17/2014	4,000	3.190%	3 month LIBOR	48,040
Morgan Stanley Capital Services(a)	6/17/2019	1,100	4.030%	3 month LIBOR	(27,288)

					$3,864

(a)	Portfolio pays the fixed rate and receives the floating rate.

(b)	Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A18

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Credit default swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues-Buy Protection(1):
Citibank NA	09/20/2012	$3,200	0.32%	Altria Group, Inc., 7.00%, 11/04/13	$53,909	—	$53,909
Barclays Bank PLC	09/20/2012	2,800	0.595%	Fortune Brands, Inc., 5.375%, 01/15/16	80,371	—	80,371
Deutsche Bank AG	06/20/2013	1,750	2.00%	International Lease Finance Corp., 4.15%, 01/15/10	362,683	—	362,683
JPMorgan Chase Bank	06/20/2014	1,110	0.65%	Bunge Ltd. Finance Corp., 5.35%, 04/15/14	72,789	—	72,789
Merrill Lynch Capital Services	09/20/2016	785	1.73%	Tyson Foods, Inc., 6.6%, 04/01/16	10,800	—	10,800
Morgan Stanley Capital Services, Inc.	03/20/2018	1,400	0.70%	Avon Products, Inc., 7.15%, 11/15/09	(31,967)	—	(31,967)
Barclays Bank PLC	03/20/2018	1,700	1.22%	Computer Sciences Corp., 5.0%, 02/15/13	(82,762)	—	(82,762)
Morgan Stanley Capital Services, Inc.	06/20/2018	1,600	1.00%	Newell Rubbermaid, Inc., 6.35%, 07/15/28	60,280	—	60,280
Merrill Lynch Capital Services, Inc.	03/25/2036	1,000	3.72%	AmeriQuest Mortgage Securities Inc., 7.82%, 3/25/36	934,305	—	934,305
Merrill Lynch Capital Services, Inc.	06/20/2018	1,800	3.05%	SLM Corp. 5.125%, 08/27/12	373,336	—	373,336
Deutsche Bank AG	03/20/2018	4,500	0.99%	Nordstrom, Inc. 6.95%, 03/15/26	325,374	—	325,374
Morgan Stanley Capital Services, Inc.	06/20/2018	2,700	0.97%	Simon Property Group LP 5.25%, 12/01/18	220,283	—	220,283
Merrill Lynch Capital Services, Inc.	06/20/2018	2,700	1.45%	Starwood Hotels & Resorts Worldwide, Inc. 6.75%, 05/15/18	300,692	—	300,692
Credit Suisse International	06/20/2018	3,500	0.97%	Verizon Communications, Inc. 4.90%, 09/15/15	(43,051)	—	(43,051)
Deutsche Bank AG	06/20/2018	2,800	1.15%	Spectra Energy Capital LLC 6.25%, 02/15/13	(112,524)	—	(112,524)
Citibank NA	03/20/2014	1,100	3.95%	Whirlpool Corp. 7.75%, 07/15/15	(62,045)	—	(62,045)
Goldman Sachs International	06/20/2014	1,600	2.15%	Black & Decker Corp. 5.75%, 11/15/16	(36,778)	—	(36,778)
Deutsche Bank AG	03/20/2014	1,585	7.05%	Starwood Hotels & Resorts Worldwide, Inc. 7.875%, 05/01/12	(213,240)	—	(213,240)

					$2,212,455	—	$2,212,455

Counterparty	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/Obligation	Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Asset-Backed Issues-Sell Protection(2):
Merrill Lynch Capital Services, Inc.	03/25/2036	$1,000	9.00%	AmeriQuest Mortgage Securities, Inc., 7.82%, 03/25/36	(906,647)	—	(906,647)

					$1,305,808	—	$1,305,808

SEE NOTES TO FINANCIAL STATEMENTS.

A19

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The Portfolio entered into credit default swaps as the protection seller on asset-backed issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	The fair value of credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Asset-Backed Securities	$—	$8,691,450	$—
Bank Loans	—	15,020,281	—
Collateralized Mortgage Obligations	—	10,183,612	—
Commercial Mortgage-Backed Securities	—	91,369,461	—
Corporate Bonds	702,520	230,914,408	—
Common Stocks	950,209,745	479	—
Mortgage-Backed Securities	—	320,377,667	—
Municipal Bonds	—	1,062,392	—
Residential Mortgage-Backed Securities	—	7,873,523	—
U.S. Government Agency Obligations	—	20,484,153	—
U.S. Treasury Securities	—	89,674,917	—
Affiliated Mutual Funds	489,507,724	—	—

	1,440,419,989	795,652,343	—
Other Financial Instruments*	(438,012)	1,282,014	27,658

Total	$1,439,981,977	$796,934,357	$27,658

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Other Financial Instruments*
Balance as of 12/31/08	$1,511,232
Realized gain (loss)	—	**
Change in unrealized appreciation (depreciation)	(1,483,574)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 6/30/09	$27,658

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	The realized gain earned during the period for other financial instruments was $1,553,464.

SEE NOTES TO FINANCIAL STATEMENTS.

A20

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 was as follows:

Affiliated Mutual Fund (including 10.4% of collateral received for securities on loan)	25.4%
Mortgage-Backed Securities	16.6
Oil, Gas & Consumable Fuels	5.2
Commercial Mortgage-Backed Securities	4.7
U.S. Treasury Securities	4.7
Pharmaceuticals	3.7
Computers & Peripherals	2.7
Software	2.1
Banking	2.0
Diversified Financial Services	1.9
Diversified Telecommunication Services	1.6
Aerospace & Defense	1.5
Capital Markets	1.5
Food & Staples Retailing	1.5
Insurance	1.5
Electric	1.4
Telecommunications	1.4
Beverages	1.3
Commercial Banks	1.3
Communications Equipment	1.3
Household Products	1.3
Media	1.3
Chemicals	1.2
Semiconductors & Semiconductor Equipment	1.2
Electric Utilities	1.1
Healthcare Providers & Services	1.1
U.S. Government Agency Obligations	1.1
Healthcare & Pharmaceutical	1.0
Healthcare Equipment & Supplies	1.0
Industrial Conglomerates	1.0
Specialty Retail	1.0
Tobacco	1.0
Biotechnology	0.9
Energy Equipment & Services	0.9
Food Products	0.9
Internet Software & Services	0.9
Hotels, Restaurants & Leisure	0.8
Real Estate Investment Trusts	0.8
Machinery	0.7
Multi-Utilities	0.7
Cable	0.6
Retailers	0.6
Technology	0.6
Air Freight & Logistics	0.5
Asset-Backed Securities	0.5
Collateralized Mortgage Obligations	0.5

Foods	0.5
IT Services	0.5
Metals & Mining	0.5
Non Captive Finance	0.5
Road & Rail	0.5
Capital Goods	0.4
Multiline Retail	0.4
Pipelines & Other	0.4
Residential Mortgage-Backed Securities	0.4
Commercial Services & Supplies	0.3
Consumer	0.3
Consumer Finance	0.3
Electronic Equipment & Instruments	0.3
Healthcare Insurance	0.3
Airlines	0.2
Electrical Equipment	0.2
Energy – Other	0.2
Household Durables	0.2
Internet & Catalog Retail	0.2
Life Sciences Tools & Services	0.2
Lodging	0.2
Media & Entertainment	0.2
Non-Corporate Foreign Agency	0.2
Textiles, Apparel & Luxury Goods	0.2
Wireless Telecommunication Services	0.2
Auto Components	0.1
Automobiles	0.1
Building Materials & Construction	0.1
Construction & Engineering	0.1
Containers & Packaging	0.1
Diversified Consumer Services	0.1
Energy – Integrated	0.1
Gas Utilities	0.1
Independent Power Producers & Energy Traders	0.1
Leisure Equipment & Products	0.1
Metals	0.1
Municipal Bonds	0.1
Paper & Forest Products	0.1
Personal Products	0.1
Professional Services	0.1
Railroads	0.1
Thrifts & Mortgage Finance	0.1
Trading Companies & Distributors	0.1

116.1
Liabilities in excess of other assets	(16.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A21

CONSERVATIVE BALANCED PORTFOLIO (continued)

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities: (Unaudited)

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker-variation margin	$428,513	*	Due to broker-variation margin	$75,431	*
Interest rate contracts	Unrealized appreciation on swaps	48,040		Unrealized depreciation on swaps	44,176
Credit contracts	Unrealized appreciation on swaps	2,794,822		Unrealized depreciation on swaps	1,489,014
Equity contracts	—	—		Due to broker-variation margin	791,094	*

Total		$3,271,375			$2,399,715

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows: (Unaudited)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Purchased Options	Written Options	Total
Interest rate contracts	$597,182	$442,507	$(113,447)	$39,538	$965,781
Credit contracts	—	1,398,538	—	—	1,398,538
Equity contracts	3,184,817	—	—	—	3,184,816

Total	$3,781,999	$1,841,045	$(113,447)	$39,538	$5,549,135

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$(2,410,152)	$110,849	$(2,299,303)
Credit contracts	—	(4,453,166)	(4,453,166)
Equity contracts	(1,101,444)	—	(1,101,444)

Total	$(3,511,596)	$(4,342,317)	$(7,853,913)

SEE NOTES TO FINANCIAL STATEMENTS.

A22

CONSERVATIVE BALANCED PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS
Investments, at value including securities on loan of $191,806,329:
Unaffiliated investments (cost $1,762,759,154)	$1,746,564,608
Affiliated investments (cost $518,702,592)	489,507,724
Receivable for investments sold	99,011,880
Dividends and interest receivable	7,416,257
Unrealized appreciation on swaps	2,842,862
Foreign tax reclaim receivable	318,937
Prepaid expenses	5,370
Receivable for Series shares sold	359

Total Assets	2,345,667,997

LIABILITIES
Payable for investments purchased	215,484,765
Collateral for securities on loan	199,680,627
Unrealized depreciation on swaps	1,533,190
Management fee payable	869,847
Due to broker-variation margin	480,647
Accrued expenses and other liabilities	429,777
Payable for Series shares repurchased	332,566
Payable to custodian	86,319
Affiliated transfer agent fee payable	595

Total Liabilities	418,898,333

NET ASSETS	$1,926,769,664

Net assets were comprised of:
Paid-in capital	$2,079,262,220
Retained earnings	(152,492,556)

Net assets, June 30, 2009	$1,926,769,664

Net asset value and redemption price per share, $1,926,769,664 / 151,328,181 outstanding shares of beneficial interest	$12.73

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Interest	$18,097,275
Unaffiliated dividend income	12,145,922
Affiliated dividend income	1,793,091
Affiliated income from securities loaned, net	934,871

32,971,159

EXPENSES
Management fee	5,060,187
Custodian’s fees and expenses	202,000
Shareholders’ reports	162,000
Insurance expenses	25,000
Trustees’ fees	19,000
Audit fee	18,000
Commitment fee on syndicated credit agreement	9,000
Legal fees and expenses	8,000
Transfer agent’s fee and expenses (including affiliated expense of $1,800) (Note 4)	6,000
Miscellaneous	18,350

Total expenses	5,527,537

NET INVESTMENT INCOME	27,443,622

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated: $(2,250,188))	(37,520,800)
Short sale transactions	51,230
Futures transactions	3,781,999
Swap agreement transactions	1,841,045
Written option transactions	39,538
Foreign currency transactions	705

(31,806,283)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $8,942,198)	89,589,510
Futures	(3,511,596)
Swaps	(4,342,317)
Foreign currencies	(2,788)

81,732,809

NET GAIN ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	49,926,526

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$77,370,148

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$27,443,622	$74,151,854
Net realized loss on investments, swaps and foreign currency transactions	(31,806,283)	(65,065,328)
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	81,732,809	(563,716,770)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	77,370,148	(554,630,244)

DISTRIBUTIONS	(74,120,351)	(81,811,715)

SERIES SHARE TRANSACTIONS:
Series shares sold [552,269 and 1,194,754 shares, respectively]	6,585,213	16,824,187
Series shares issued in reinvestment of distributions [5,781,619 and 5,295,257 shares, respectively]	74,120,351	81,811,715
Series shares repurchased [9,301,492 and 15,304,061 shares, respectively]	(114,711,328)	(226,520,392)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(34,005,764)	(127,884,490)

TOTAL DECREASE IN NET ASSETS	(30,755,967)	(764,326,449)
NET ASSETS:
Beginning of period	1,957,525,631	2,721,852,080

End of period	$1,926,769,664	$1,957,525,631

SEE NOTES TO FINANCIAL STATEMENTS.

A23

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS — 91.4%	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

ASSET-BACKED SECURITIES — 3.8%
Alfa Diversified Payment Rights Finance Co. (Russia), Ser. 1A, Class A, 144A(a)	Ba1	2.229%	03/15/11	$1,335	$1,134,962
American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A(a)	Baa1	0.819%	02/15/12	98	98,238
Bank of America Credit Card Trust
Ser. 2006-A15, Class A15(a)	Aaa	0.319%	04/15/14	2,600	2,513,336
Ser. 2006-C5, Class C5(a)	Baa1	0.719%	01/15/16	5,750	4,183,083
Ser. 2007-A3, Class A3(a)	Aaa	0.339%	11/15/16	1,000	919,732
Ser. 2008-A5, Class A5(a)	Aaa	1.519%	12/15/13	1,100	1,097,038
Bank One Issuance Trust
Ser. 2004-A3, Class A3(a)	Aaa	0.489%	02/15/17	5,100	4,751,206
Ser. 2004-C2, Class C2(a)	Baa2	1.119%	02/15/17	2,100	1,670,539
Chase Issuance Trust, Ser. 2008-A13, Class A13(a)	Aaa	2.129%	09/15/15	1,000	999,268
Citibank Credit Card Issuance Trust Ser. 2003-C4, Class C4	Baa2	5.000%	06/10/15	6,500	5,567,389
Ser. 2004-A7, Class A7(a)	Aaa	0.751%	11/24/13	1,000	973,355
Ser. 2005-C3, Class C3(a)	Baa2	0.729%	07/15/14	3,780	3,154,485
Ser. 2006-A7, Class A7(a)	Aaa	0.689%	12/15/18	6,000	5,290,741
Ser. 2006-C1, Class C1(a)	Baa2	0.715%	02/20/15	2,200	1,752,162
Ford Credit Auto Owner Trust, Ser. 2006-B, Class C	A1	5.680%	06/15/12	2,100	2,023,694
MBNA Credit Card Master Note Trust
Ser. 2002-C3, Class C3(a)	Baa1	1.669%	10/15/14	1,900	1,677,607
Ser. 2005-A2, Class A2(a)	Aaa	0.399%	10/15/14	1,000	957,955
Ser. 2006-A2, Class A2(a)	Aaa	0.379%	06/15/15	1,000	945,592
Ser. 2006-A5, Class A5(a)	Aaa	0.379%	10/15/15	1,250	1,175,162
Ser. 2006-C1, Class C1(a)	Baa1	0.739%	07/15/15	4,000	3,224,200

TOTAL ASSET-BACKED SECURITIES (cost $42,757,102)					44,109,744

BANK LOANS — 3.1%
Automotive — 0.1%
Oshkosh Truck Corp.(a)(b)	B2	7.207%	12/06/13	1,361	1,241,667

Cable — 0.4%
Discovery Communications, Inc.(a)(b)	Baa3	5.250%	05/14/14	1,309	1,290,398
Insight Midwest Holding LLC(a)(b)	B1	1.820%	10/06/13	3,208	2,935,130

					4,225,528

Capital Goods — 0.1%
Capital Safety Group Ltd.(a)(b)	B2	2.300%	07/20/15	409	323,306
Capital Safety Group Ltd.(a)(b)	B2	3.050%	07/20/16	1,091	861,694

					1,185,000

Consumer
Huish Detergents, Inc.(a)(b)	Ba3	2.060%	04/26/14	207	193,630

Electric — 0.4%
NRG Energy, Inc.(a)(b)	Ba1	2.248%	02/01/13	1,171	1,099,756
NRG Energy, Inc.(a)(b)	Ba1	2.266%	02/01/13	2,185	2,051,686
Texas Competitive Electric Holdings Co. LLC(a)(b)	B1	3.821%	10/10/14	1,965	1,400,800

					4,552,242

Foods — 0.2%
Supervalu, Inc.(a)(b)	Ba3	1.185%	06/02/11	1,846	1,758,461

Health Care & Pharmaceutical — 1.1%
HCA, Inc.(a)(b)	Ba3	2.848%	11/18/13	2,097	1,890,049
Health Management Associates Term B(a)(b)	B1	2.348%	02/28/14	1,890	1,661,413
Inverness Medical Innovations(a)(b)	Ba3	2.429%	06/26/14	2,940	2,751,349
PTS Acquisition Corp.(a)(b)	Ba3	2.560%	04/10/14	3,822	3,159,521
Royalty Pharma Finance Trust(a)(b)	Baa3	7.750%	05/15/15	4,000	3,460,000

					12,922,332

SEE NOTES TO FINANCIAL STATEMENTS.

A24

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

BANK LOANS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Paper — 0.1%
Domtar, Inc.(a)(b)	Baa3	1.696%	03/05/14	$1,520	$1,422,720

Pipelines & Other — 0.1%
Enterprise GP Holdings LP(a)(b)	Ba2	3.064%	11/08/14	1,520	1,462,663

Technology — 0.6%
First Data Corp.(a)(b)	B1	3.065%	09/24/14	1,032	771,140
First Data Corp.(a)(b)	B1	3.065%	09/24/14	1,965	1,468,224
Flextronics International Ltd. (Singapore)(a)(b)	Ba1	3.037%	10/01/14	2,290	1,880,724
Flextronics International Ltd. (Singapore)(a)(b)	Ba1	3.381%	10/01/14	658	540,438
Metavante Corp.(a)(b)	Ba2	2.777%	11/01/14	2,469	2,376,172

					7,036,698

TOTAL BANK LOANS (cost $40,676,451)					36,000,941

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.7%
Banc of America Commercial Mortgage, Inc.
Ser. 2005-1, Class ASB(a)	AAA(c)	5.121%	11/10/42	4,862	4,769,505
Ser. 2007-1, Class A2	Aaa	5.381%	01/15/49	5,000	4,542,037
Ser. 2007-4, Class A3(a)	AAA(c)	6.002%	02/10/51	3,805	3,107,906
Ser. 2007-5, Class A3	AAA(c)	5.620%	02/10/51	1,305	978,864
Bear Stearns Commercial Mortgage Securities
Ser. 2005-T18, Class AAB(a)	Aaa	4.823%	02/13/42	2,475	2,366,095
Ser. 2005-T20, Class AAB(a)	Aaa	5.283%	10/12/42	3,400	3,230,637
Ser. 2006-PW11, Class A4(a)	AAA(c)	5.623%	03/11/39	2,000	1,716,970
Ser. 2006-PW13, Class A3	AAA(c)	5.518%	09/11/41	1,514	1,271,348
Citigroup Commercial Mortgage Trust
Ser. 2006-C5, Class A2	Aaa	5.378%	10/15/49	6,000	5,641,418
Ser. 2008-C7, Class A2A	Aaa	6.034%	12/10/49	3,620	3,299,687
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class AAB(a)	Aaa	5.575%	01/15/46	3,000	2,784,001
Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A2(a)	Aaa	6.220%	12/10/49	3,000	2,654,968
Commercial Mortgage Loan Trust, Pass-Through Certificates, Ser. 2006-C7, Class A3(a)	AAA(c)	5.899%	06/10/46	1,598	1,387,420
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	A1	5.250%	09/25/19	1,741	1,648,399
Credit Suisse Mortgage Capital Certificates
Ser. 2006-C1, Class A4(a)	AAA(c)	5.609%	02/15/39	4,400	3,559,705
Ser. 2006-C4, Class A2	Aaa	5.361%	09/15/39	460	429,847
Ser. 2006-C5, Class A2	Aaa	5.246%	12/15/39	3,810	3,496,449
CS First Boston Mortgage Securities Corp., Ser. 2005-C5, Class A4	AAA(c)	5.100%	08/15/38	2,400	2,046,372
Greenwich Capital Commercial Funding Corp.
Ser. 2005-GG5, Class A5(a)	Aaa	5.224%	04/10/37	4,900	4,191,331
Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	6,010	5,642,902
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(a)	Aaa	5.778%	08/10/45	5,000	4,638,451
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 2003-ML1A, Class A2	Aaa	4.767%	03/12/39	4,969	4,587,629
Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	9,300	8,828,626
Ser. 2006-CB14, Class A4(a)	Aaa	5.481%	12/12/44	5,000	4,035,552
Ser. 2006-LDP9, Class A2	Aaa	5.134%	05/15/47	1,985	1,642,776
Ser. 2007-LD11, Class A2	Aaa	5.992%	06/15/49	4,190	3,861,513
Ser. 2007-LDPX, Class A2	Aaa	5.434%	01/15/49	1,520	1,288,080
LB-UBS Commercial Mortgage Trust
Ser. 2003-C8, Class A3	Aaa	4.830%	11/15/27	3,375	3,248,167
Ser. 2004-C8, Class A6(a)	Aaa	4.799%	12/15/29	4,200	3,098,765
Ser. 2006-C6, Class AAB	Aaa	5.341%	09/15/39	7,126	6,381,547
Ser. 2007-C1, Class A2	AAA(c)	5.318%	02/15/40	6,000	5,681,663
Master Alternative Loans Trust, Ser. 2004-4, Class 4A1	Aaa	5.000%	04/25/19	399	372,887

SEE NOTES TO FINANCIAL STATEMENTS.

A25

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Merrill Lynch Mortgage Trust
Ser. 2005-CIP1, Class A4(a)	Aaa	5.047%	07/12/38	$3,100	$2,665,624
Ser. 2006-C1, Class A4(a)	AAA(c)	5.840%	05/12/39	7,920	6,448,131
Merrill Lynch/Countrywide Commercial Mortgage Trust
Ser. 2006-2, Class A4	Aaa	6.104%	06/12/46	2,325	1,910,703
Ser. 2007-9, Class A2	AAA(c)	5.590%	09/12/49	5,415	4,682,989
Morgan Stanley Capital Group, Inc.
Ser. 2006-IQ12, Class AAB	AAA(c)	5.325%	12/15/43	1,400	1,207,786
Ser. 2006-T23, Class A3(a)	AAA(c)	5.981%	08/12/41	1,318	1,135,828
Ser. 2006-T23, Class A4(a)	AAA(c)	5.984%	08/12/41	6,100	5,160,351
Morgan Stanley Capital I, Ser. 2006-IQ12, Class ANM	AAA(c)	5.310%	12/15/43	5,500	4,862,949
PNC Mortgage Acceptance Corp., Ser. 2001-C1, Class A1	Aaa	5.910%	03/12/34	462	462,678
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(a)	A1	4.802%	02/25/34	2,468	1,856,943
Wachovia Bank Commercial Mortgage Trust
Ser. 2003-C9, Class A3	AAA(c)	4.608%	12/15/35	4,157	4,085,412
Ser. 2005-C18, Class APB	Aaa	4.807%	04/15/42	1,500	1,446,781
Ser. 2006-C25, Class A4(a)	Aaa	5.926%	05/15/43	6,000	4,905,105
Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	5,000	4,673,669
Ser. 2007-C33, Class A2(a)	Aaa	6.055%	02/15/51	5,000	4,559,472
Ser. 2007-C34, Class A2	Aaa	5.569%	05/15/46	3,600	3,117,070
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	AAA(c)	5.000%	03/25/20	1,379	1,076,629

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $160,343,484)					160,689,637

CORPORATE BONDS — 37.2%
Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc., Gtd. Notes, 144A	Baa2	6.375%	06/01/19	1,350	1,380,229
L-3 Communications Corp., Gtd. Notes	Ba3	7.625%	06/15/12	1,250	1,253,125

					2,633,354

Airlines — 1.2%
American Airlines Pass-Through Trust 2001-01, Pass-thru Certs., Ser. 2001-1	B1	6.817%	05/23/11	2,750	2,213,750
Continental Airlines, Inc., Pass-thru Certs.
Ser. 2000-1, Class A-1(b)	Baa2	7.487%	10/02/10	7,954	7,556,300
Ser. 2000-1, Class A-1(b)	Baa2	6.703%	06/15/21	3	2,460
Ser. 2001-1, Class A-1	Ba1	7.373%	12/15/15	1,039	737,993
Ser. A(d)	Baa1	5.983%	04/19/22	1,850	1,526,250
Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A(d)	Baa1	6.821%	08/10/22	1,684	1,380,490
United Airlines, Inc., Pass-thru Certs., Ser. 2007-1, Class A	Ba1	6.636%	07/02/22	1,210	907,755

					14,324,998

Banking — 6.0%
Alfa MTN Markets Ltd. for ABH Financial Ltd. (Cyprus), Notes, 144A, MTN	Ba1	8.200%	06/25/12	1,500	1,350,000
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	2,785	2,890,075
Bank of America, Sub. Notes	A1	5.300%	03/15/17	790	670,273
Bank of America Corp., Jr. Sub. Notes(a)(d)	B3	8.000%	12/29/49	3,500	2,923,060
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.650%	05/01/18	1,420	1,254,756
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	6.750%	05/22/19	1,600	1,586,835
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	1,575	1,660,033
Capital One Bank USA NA, Sub. Notes	A3	8.800%	07/15/19	1,250	1,277,030
Capital One Financial Corp., Sub. Notes	Baa2	6.150%	09/01/16	700	619,521
Chuo Mitsui Trust & Banking Co., Ltd. (Japan), Jr. Sub. Notes, 144A(a)	A2	5.506%	12/29/49	3,050	2,531,500
Citigroup, Inc., Jr. Sub. Notes, Ser. E(e)	Ca	8.400%	04/29/49	2,050	1,537,643
Citigroup, Inc., Sr. Notes	A3	8.500%	05/22/19	1,375	1,398,704
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.125%	11/21/17	2,050	1,797,360

SEE NOTES TO FINANCIAL STATEMENTS.

A26

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banking (continued)
Countrywide Financial Corp., Gtd. Notes, MTN	A2	5.800%	06/07/12	$3,670	$3,692,868
Depfa ACS Bank (Ireland), Covered Notes, 144A	Aa2	5.125%	03/16/37	3,065	1,939,039
Goldman Sachs Group, Inc., Sr. Unsec’d. Notes(d)	A1	5.950%	01/18/18	1,550	1,503,436
Goldman Sachs Group, Inc., Sr. Unsec’d. Notes	A1	6.150%	04/01/18	1,900	1,849,796
Goldman Sachs Group, Inc., Sr. Unsec’d. Notes(d)	A1	7.500%	02/15/19	2,650	2,837,546
Goldman Sachs Group, Inc., Sub. Notes	A2	6.750%	10/01/37	440	391,158
HSBC Holdings PLC (United Kingdom), Sub. Notes(d)	A1	6.500%	09/15/37	2,255	2,181,291
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	6.800%	06/01/38	1,970	1,979,777
HSBK Europe BV (Netherlands), Gtd. Notes., 144A (original cost $2,211,446; purchased date 04/25/07)(f)	Ba2	7.250%	05/03/17	2,230	1,271,100
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A(a)	Baa2	7.250%	08/29/49	2,380	1,701,157
ICICI Bank Ltd. (Singapore), Notes, 144A	Baa2	5.750%	11/16/10	2,500	2,517,628
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)(d)	A2	7.900%	04/29/49	2,180	1,907,718
JPMorgan Chase & Co., Sr. Unsec’d. Notes(d)	Aa3	6.300%	04/23/19	3,250	3,268,928
KBC Bank Funding Trust III, Gtd. Notes, 144A(a)	B1	9.860%	11/29/49	5,000	2,200,000
Krung Thai Bank PCL (Thailand), Sub. Notes(a)	Baa3	7.378%	10/29/49	1,590	1,240,310
Merrill Lynch & Co., Inc., Notes, MTN	A2	6.875%	04/25/18	2,860	2,647,090
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	6.050%	08/15/12	1,500	1,503,964
Merrill Lynch & Co., Inc., Sub. Notes	A3	6.110%	01/29/37	275	212,398
Morgan Stanley, Sr. Unsec’d. Notes, Ser. E	A2	5.450%	01/09/17	4,035	3,767,810
Morgan Stanley, Sr. Unsec’d. Notes(d)	A2	7.300%	05/13/19	2,500	2,592,375
Northern Rock PLC (United Kingdom), Sub. Notes, 144A(a)	Ca	6.594%	06/29/49	920	184,000
Sumitomo Mitsui Banking Corp. (Japan), Sub. Notes, 144A(a)	Aa3	5.625%	07/29/49	6,380	5,871,667
Wachovia Bank NA, Sub. Notes	Aa3	6.600%	01/15/38	1,300	1,267,263

					70,025,109

Brokerage
Lehman Brothers Holdings, Inc., Jr. Sub. Notes(b)(e)	NR	6.500%	07/19/17	1,210	121
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(e)	NR	6.875%	05/02/18	2,740	438,400

					438,521

Building Materials & Construction — 0.2%
KB Home, Gtd. Notes	B1	6.375%	08/15/11	2,140	2,065,100

Cable — 0.8%
AT & T Broadband, Gtd. Notes	Baa1	9.455%	11/15/22	1,065	1,245,140
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	Baa1	6.100%	02/15/18	210	209,692
COX Communications, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,892,647; purchased date 02/12/09)(f)	Baa3	8.375%	03/01/39	1,900	2,118,468
TCI Communications, Inc., Sr. Unsec’d. Notes	Baa1	7.875%	02/15/26	750	788,804
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.850%	05/01/17	1,420	1,418,013
Time Warner Cable, Inc., Gtd. Notes(d)	Baa2	6.750%	06/15/39	2,825	2,749,547
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.500%	04/01/14	1,100	1,211,756

					9,741,420

Capital Goods — 1.1%
American Standard, Inc., Gtd. Notes	BBB+(c)	7.625%	02/15/10	3,800	3,864,691
Rockwell Automation, Inc., Sr. Unsec’d. Notes	A3	5.200%	01/15/98	6,500	4,564,346
TDIC Finance Ltd. (Cayman Islands), Gtd. Notes, 144A, MTN	Aa2	6.500%	07/02/14	2,365	2,370,913
Waste Management, Inc., Sr. Unsec’d. Notes	Baa3	7.650%	03/15/11	2,100	2,145,053

					12,945,003

Chemicals — 0.7%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	2,050	2,111,502
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	8.550%	05/15/19	2,450	2,454,361
Dow Chemical Co. (The), Sr. Unsec’d. Notes(d)	Baa3	9.400%	05/15/39	1,450	1,492,598
Union Carbide Chemical & Plastics Co., Gtd. Notes	Ba2	7.875%	04/01/23	3,058	2,156,483

					8,214,944

SEE NOTES TO FINANCIAL STATEMENTS.

A27

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Consumer — 0.1%
Realogy Corp., Gtd. Notes, PIK	Ca	11.000%	04/15/14	$2,242	$706,200

Electric — 3.2%
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2	Baa2	5.700%	03/15/13	2,950	2,992,982
Consumers Energy Co., First Mtge. Bonds, Ser. D	Baa1	5.375%	04/15/13	1,000	1,026,224
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	6.300%	02/01/14	3,400	3,670,773
EDP Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	A3	6.000%	02/02/18	600	616,091
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	2,325	1,756,540
Empresa Nacional de Electricidad SA (Chile), Unsub. Notes	Baa3	8.350%	08/01/13	625	699,786
Energy East Corp., Sr. Unsec’d. Notes	A3	6.750%	06/15/12	750	804,054
Energy East Corp., Sr. Unsec’d. Notes	A3	6.750%	09/15/33	1,150	1,141,315
Enersis SA (Chile), Sr. Unsec’d. Notes(d)	Baa3	7.375%	01/15/14	3,700	3,958,031
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.900%	06/15/15	500	465,541
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.200%	10/01/17	1,930	1,921,058
Korea East-West Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A2	4.875%	04/21/11	1,700	1,703,752
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A2	6.250%	06/17/14	5,295	5,281,879
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	B3	8.300%	05/01/11	1,385	1,381,537
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	1,345	1,131,258
Northern States Power Co., First Mtge. Bonds, Ser. B	A2	8.000%	08/28/12	2,800	3,224,760
Orion Power Holdings, Inc., Sr. Unsec’d. Notes	Ba3	12.000%	05/01/10	1,920	1,987,200
Sierra Pacific Power Co., Genl. Ref. Mtge., Ser. P	Baa3	6.750%	07/01/37	125	128,790
Southern California Edison Co., Sr. Unsec’d. Notes	A3	7.625%	01/15/10	1,100	1,131,434
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	1,947	1,915,926

					36,938,931

Energy – Integrated — 0.4%
Hess Corp., Sr. Unsec’d. Notes(d)	Baa2	8.125%	02/15/19	500	569,227
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	6.375%	12/15/38	1,400	1,524,912
Western Oil Sand, Inc. (Canada), Gtd. Notes	Baa1	8.375%	05/01/12	1,900	2,092,565

					4,186,704

Energy – Other — 1.7%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	5.750%	06/15/14	2,000	2,033,372
Devon Financing Corp. ULC (Canada), Gtd. Notes	Baa1	7.875%	09/30/31	624	734,765
EnCana Corp. (Canada), Sr. Unsec’d. Notes	Baa2	5.900%	12/01/17	2,500	2,562,865
GS Caltex Corp. (South Korea), Sr. Unsec’d. Notes, 144A	Baa2	7.750%	07/25/11	3,250	3,331,660
Halliburton Co., Sr. Unsec’d. Notes(d)	A2	7.450%	09/15/39	1,500	1,749,741
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625%	04/15/16	320	288,800
Nexen, Inc. (Canada), Sr. Unsec’d. Notes	Baa3	6.400%	05/15/37	1,190	1,092,967
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	1,750	1,524,572
Valero Energy Corp., Sr. Unsec’d. Notes(d)	Baa2	9.375%	03/15/19	1,500	1,708,521
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.250%	04/15/13	4,107	4,351,987

					19,379,250

Foods — 0.9%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A(d)	Baa2	6.875%	11/15/19	2,200	2,281,380
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	02/01/18	2,770	2,863,967
Tyson Foods, Inc., Gtd. Notes	Ba3	7.850%	04/01/16	1,000	964,258
Tyson Foods, Inc., Sr. Unsec’d. Notes	B2	8.250%	10/01/11	2,050	2,101,203
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	8.875%	04/15/11	1,705	1,861,157

					10,071,965

Gaming — 0.2%
MGM Mirage, Sr. Sec’d. Notes, 144A	B1	10.375%	05/15/14	1,115	1,156,813
MGM Mirage, Sr. Sec’d. Notes, 144A(d)	B1	11.125%	11/15/17	1,115	1,181,900

					2,338,713

SEE NOTES TO FINANCIAL STATEMENTS.

A28

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Health Care & Pharmaceutical — 2.9%
Alliance Imaging, Inc., Sr. Sub. Notes	B3	7.250%	12/15/12	$1,500	$1,455,000
AmerisourceBergen Corp., Gtd. Notes	Baa3	5.875%	09/15/15	2,325	2,216,062
Amgen, Inc., Sr. Notes(d)	A3	5.700%	02/01/19	1,000	1,055,011
Amgen, Inc., Sr. Unsec’d. Notes	A3	6.400%	02/01/39	1,200	1,276,389
Cardinal Health, Inc., Sr. Unsec’d. Notes	Baa2	5.800%	10/15/16	265	256,506
Express Scripts, Inc., Sr. Unsec’d. Notes(d)	Baa3	6.250%	06/15/14	3,450	3,650,473
GlaxoSmithKline Capital, Inc., Gtd. Notes(g)	A1	5.650%	05/15/18	4,000	4,236,816
HCA, Inc., Sr. Unsec’d. Notes, MTN	Caa1	8.700%	02/10/10	1,700	1,702,451
Hospira, Inc., Sr. Unsec’d. Notes	Baa3	5.550%	03/30/12	2,500	2,604,535
McKesson Corp., Sr. Unsec’d. Notes	Baa3	6.500%	02/15/14	2,800	2,987,373
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.850%	06/30/39	1,200	1,232,713
Novartis Securities Investment Ltd. (Bermuda), Gtd. Notes	Aa2	5.125%	02/10/19	1,600	1,636,938
Pfizer, Inc., Sr. Unsec’d. Notes	Aa2	7.200%	03/15/39	3,825	4,541,847
Schering-Plough Corp., Sr. Unsec’d. Notes	Baa1	5.550%	12/01/13	2,735	2,937,811
Wyeth, Sr. Unsec’d. Notes	A3	5.500%	02/15/16	1,630	1,706,222

					33,496,147

Health Care Insurance — 0.9%
Aetna, Inc., Sr. Unsec’d. Notes	A3	6.750%	12/15/37	1,900	1,761,760
Cigna Corp., Sr. Unsec’d. Notes	Baa2	5.375%	03/15/17	2,125	1,816,847
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125%	01/15/15	4,025	3,492,653
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	06/15/17	2,610	2,516,126
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	06/15/37	760	658,950
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	11/15/37	195	174,837

					10,421,173

Insurance — 1.3%
ACE Ina Holdings, Inc., Gtd. Notes	A3	5.700%	02/15/17	1,135	1,130,146
Allied World Assurance Co. Holdings, Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	7.500%	08/01/16	2,475	2,095,798
American International Group, Inc., Sr. Unsec’d. Notes	A3	4.250%	05/15/13	1,820	1,054,252
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.050%	10/01/15	315	169,923
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	5.850%	01/16/18	3,700	1,957,481
Axis Capital Holdings, Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750%	12/01/14	3,350	3,019,067
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	1,265	1,275,718
MetLife, Inc., Notes	A2	7.717%	02/15/19	2,000	2,139,274
Travelers Cos., Inc., Sr. Unsec’d. Notes, MTN	A2	6.250%	06/15/37	1,890	1,957,361
XL Capital Ltd. (Cayman Islands), Jr. Sub. Notes, Ser. E(a)	Ba1	6.500%	12/31/49	1,880	921,200
XL Capital Ltd. (Cayman Islands), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	140	117,498

					15,837,718

Lodging — 0.2%
Felcor Lodging LP, Sr. Sec’d. Notes(a)(d)	B2	3.135%	12/01/11	1,800	1,449,000
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.250%	02/15/13	980	911,400

					2,360,400

Media & Entertainment — 1.0%
CBS Corp., Gtd. Notes(d)	Baa3	8.200%	05/15/14	4,800	4,922,198
Historic Tw, Inc., Gtd. Notes	Baa2	6.625%	05/15/29	225	203,456
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	1,415	1,355,080
Time Warner Cos., Inc., Gtd. Notes(d)	Baa2	7.250%	10/15/17	1,440	1,482,941
Viacom, Inc., Sr. Unsec’d. Notes	Baa3	6.750%	10/05/37	1,240	1,116,273
Viacom, Inc., Sr. Unsec’d. Notes	Baa3	6.875%	04/30/36	580	534,359
Vivendi (France), Notes, 144A	Baa2	5.750%	04/04/13	2,000	2,012,624

					11,626,931

Metals — 1.3%
Arcelormittal (Luxembourg), Sr. Unsec’d. Notes(d)	Baa3	6.125%	06/01/18	1,550	1,356,250
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%	04/01/17	2,095	2,110,712

SEE NOTES TO FINANCIAL STATEMENTS.

A29

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Metals (continued)
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes(d)	Baa1	9.000%	05/01/19	$2,785	$3,095,539
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A(d)	Ba3	9.750%	05/15/14	1,400	1,449,000
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A(d)	Ba3	10.250%	05/15/16	500	523,750
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A(d)	Ba3	10.750%	05/15/19	1,800	1,935,000
United States Steel Corp., Sr. Unsec’d. Notes	Ba3	7.000%	02/01/18	2,000	1,737,474
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	5.500%	11/16/11	3,430	3,379,857

					15,587,582

Non-Captive Finance — 1.6%
Block Financial LLC, Gtd. Notes	Baa1	7.875%	01/15/13	1,300	1,408,369
Bosphorus Financial Services Ltd. (Cayman Islands), Sr. Sec’d. Notes, MTN(a)(b)	Baa2	2.683%	02/15/12	1,530	1,330,675
General Electric Capital Australia Funding Pty Ltd. (Australia), Gtd. Notes, MTN	Aa2	6.000%	04/15/15	AUD4,440	3,007,783
Nelnet, Inc., Sub. Notes(a)	Ba2	7.400%	09/29/36	6,500	3,599,980
Preferred Term Securities X, Sr. Sec’d. Notes, 144A(a)	A2	1.946%	07/03/33	3,227	1,226,242
SLM Corp., Sr. Unsec’d. Notes, MTN(d)	Ba1	5.050%	11/14/14	4,150	3,210,855
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	6,170	5,278,343

					19,062,247

Non-Corporate Foreign Agency — 1.8%
Credit Suisse First Boston International for CJAC (The) (United Kingdom), Sec’d. Notes, 144A	B1	6.800%	10/04/12	1,400	1,061,060
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, MTN	A1	6.850%	07/02/37	5,930	4,241,729
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	A1	6.850%	07/02/37	1,450	964,250
Gazprom International SA (Luxembourg), Gtd. Notes	BBB+(c)	7.201%	02/01/20	1,803	1,694,381
Gazstream SA For Gazprom OAO (Luxembourg), Gtd. Notes, 144A	Baa1	5.625%	07/22/13	840	812,321
National Power Corp. (Philippines), Gtd. Notes., 144A(a)	BB-(c)	4.911%	08/23/11	1,530	1,530,000
Pemex Project Funding Master Trust, Gtd. Notes, 144A(a)	Baa1	2.931%	10/15/09	3,190	3,190,000
Petronas Capital Ltd. (Malaysia), Gtd. Notes, 144A	A1	7.000%	05/22/12	7,300	8,058,404

					21,552,145

Paper — 0.6%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	B2	8.125%	05/15/11	2,320	2,320,000
Graphic Packaging International, Inc., Gtd. Notes	B3	8.500%	08/15/11	1,294	1,281,060
Graphic Packaging International, Inc., Gtd. Notes, 144A(d)	B3	9.500%	06/15/17	1,750	1,723,750
Norampac Industries, Inc. (Canada), Gtd. Notes	Ba3	6.750%	06/01/13	1,400	1,197,000

					6,521,810

Pipelines & Other — 0.4%
Energy Transfer Partners, LP, Sr. Unsec’d. Notes	Baa3	7.500%	07/01/38	1,945	2,042,514
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.500%	06/01/16	2,275	2,374,743

					4,417,257

Railroads — 0.3%
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.900%	06/15/19	1,700	1,761,812
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	5.750%	11/15/17	1,450	1,461,636

					3,223,448

Real Estate Investment Trusts — 0.7%
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12	2,300	2,090,592
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	6.750%	08/15/19	1,545	1,391,892
Simon Property Group LP, Sr. Unsec’d. Notes(d)	A3	5.300%	05/30/13	3,400	3,287,691
Simon Property Group LP, Sr. Unsec’d. Notes(d)	A3	10.350%	04/01/19	1,685	1,914,554

					8,684,729

Retailers — 0.7%
CVS/Caremark Corp., Sr. Unsec’d. Notes(d)	Baa2	6.250%	06/01/27	3,020	3,065,418
Gamestop Corp./Gamestop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	2,500	2,518,750
Target Corp., Sr. Unsec’d. Notes	A2	6.500%	10/15/37	800	809,244

SEE NOTES TO FINANCIAL STATEMENTS.

A30

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Retailers (continued)
Target Corp., Sr. Unsec’d. Notes	A2	7.000%	01/15/38	$1,870	$1,993,134

					8,386,546

Structured Notes — 1.4%
Dow Jones CDX North America High Yield, Pass-thru Certs., 144A
Ser. 5-T3	Caa3	8.250%	12/29/10	7,488	7,600,396
Ser. 6-T1(d)	Caa3	8.625%	06/29/11	8,668	8,733,010

					16,333,406

Technology — 1.5%
Affiliated Computer Services, Inc., Sr. Unsec’d. Notes	Ba2	4.700%	06/01/10	4,785	4,689,300
Cisco Systems, Inc., Notes	A1	5.900%	02/15/39	2,600	2,560,467
FISERV, Inc., Gtd. Notes	Baa2	6.125%	11/20/12	1,600	1,660,795
Jabil Circuit, Inc., Sr. Unsec’d. Notes	Ba1	5.875%	07/15/10	480	470,400
Motorola, Inc., Sr. Unsec’d. Notes	Baa3	8.000%	11/01/11	121	121,810
Oracle Corp., Sr. Unsec’d. Notes	A2	3.750%	07/08/14	1,750	1,750,000
Oracle Corp., Sr. Unsec’d. Notes	A2	6.125%	07/08/39	2,800	2,781,352
SunGard Data Systems, Inc., Gtd. Notes(d)	Caa1	10.250%	08/15/15	2,610	2,410,988
Xerox Corp., Sr. Unsec’d. Notes	Baa2	5.500%	05/15/12	870	867,619

					17,312,731

Telecommunications — 3.0%
American Tower Corp., Sr. Unsec’d. Notes	Ba1	7.125%	10/15/12	1,200	1,207,500
AT&T, Inc., Sr. Unsec’d. Notes(d)	A2	5.800%	02/15/19	1,900	1,929,083
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.625%	12/15/30	328	363,640
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.082%	06/01/16	9,000	8,789,328
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.250%	05/01/14	2,100	1,984,500
New Cingular Wireless Services, Inc., Gtd. Notes	A2	8.125%	05/01/12	1,810	2,026,444
New Cingular Wireless Services, Inc., Sr. Unsec’d. Notes	A2	8.750%	03/01/31	3,825	4,661,948
Qwest Corp., Sr. Unsec’d. Notes, 144A	Ba1	8.375%	05/01/16	1,100	1,061,500
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875%	03/15/12	3,300	3,324,750
Sprint Capital Corp., Gtd. Notes	Ba2	7.625%	01/30/11	2,000	1,977,500
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	4.875%	10/01/10	3,400	3,434,469
Telefonica Emisiones Sau (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	5	5,541
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.350%	04/01/19	900	936,262
Verizon Wireless Capital LLC, Sr. Unsec’d. Notes, 144A	A2	8.500%	11/15/18	3,185	3,806,371

					35,508,836

Tobacco — 0.9%
Altria Group, Inc., Gtd. Notes(d)	Baa1	9.250%	08/06/19	1,480	1,661,908
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	345	395,524
Altria Group, Inc., Gtd. Notes(d)(i)	Baa1	9.950%	11/10/38	5,055	5,835,108
Lorillard Tobacco Co., Sr. Notes	Baa2	8.125%	06/23/19	2,075	2,147,137

					10,039,677

TOTAL CORPORATE BONDS (cost $454,220,929)					434,382,995

FOREIGN GOVERNMENT SECURITIES — 1.6%
Government of Hungary (Hungary), Ser. 15/A	Baa1	8.000%	02/12/15	HUF693,400	3,289,122
Government of Jamaica (Jamaica)	B2	11.000%	07/27/12	EUR995	1,367,928
Peru Government International Bond (Cayman Islands), Sr. Sec’d. Notes, 144A(h)	Ba1	zero	05/31/18	1,713	1,199,436
Republic of Panama (Panama)	Ba1	9.375%	07/23/12	1,295	1,463,350
Republic of Poland (Poland), Ser. 1015	A2	6.250%	10/24/15	PLN 9,910	3,160,566
Republic of Uruguay (Uruguay)	Ba3	7.250%	02/15/11	660	693,000
Russia Government International Bond (Russia), 144A(d)	Baa1	8.250%	03/31/10	1,154	1,176,627
South Africa Government International Bond (South Africa)	Baa1	7.375%	04/25/12	600	642,750
Ukraine Government International Bond (Ukraine), 144A(a)(d)	B2	5.151%	08/05/09	1,500	1,464,590
United Mexican States (Mexico)	Baa1	7.500%	01/14/12	4,250	4,692,000

TOTAL FOREIGN GOVERNMENT SECURITIES (cost $20,003,365)					19,149,369

SEE NOTES TO FINANCIAL STATEMENTS.

A31

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

MUNICIPAL BONDS — 0.7%	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

New Jersey State Turnpike Authority	A3	7.414%	01/01/40	$2,050	$2,430,644
State of California(d)	Baa1	7.550%	04/01/39	5,750	5,255,040

TOTAL MUNICIPAL BONDS (cost $7,685,930)					7,685,684

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.4%
Ameriquest Mortgage Securities, Inc.
Ser. 2001-2, Class M3(a)	Baa2	3.239%	10/25/31	725	406,410
Ser. 2003-AR3, Class M6(a)(b)	Ba3	5.939%	10/25/33	1,600	218,073
Amortizing Residential Collateral Trust, Ser. 2002-BC7, Class M2(a)	CCC(c)	1.664%	10/25/32	134	10,664
Argent Securities, Inc., Ser. 2003-W2, Class M4(a)	Baa1	5.939%	09/25/33	2,400	1,038,487
Asset Backed Funding Certificates, Ser. 2004-OPT1, Class M1(a)	Aa2	1.014%	08/25/33	2,592	1,379,250
Asset Backed Securities Corp. Home Equity, Ser. 2003-HE3, Class M1(a)	Aa3	1.564%	06/15/33	2,151	1,245,839
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M2(a)	Ca	3.689%	03/25/33	348	26,129
Citigroup Mortgage Loan Trust, Inc., Ser. 2004-RES1, Class M3(a)	A3	1.394%	11/25/34	597	343,647
Countrywide Asset-Backed Certificates, Ser. 2004-12, Class MV3(a)	Aa3	0.974%	03/25/35	2,670	1,012,693
CS First Boston Mortgage Securities Corp., Ser. 2002-HE4, Class M2(a)	B2	2.564%	08/25/32	168	18,720
Equity One ABS, Inc., Ser. 2004-3, Class M1	Aa2	5.700%	07/25/34	1,695	1,142,783
FBR Securitization Trust, Ser. 2005-2, Class M1(a)	A1	0.794%	09/25/35	3,600	1,683,709
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF6, Class M2(a)	A1	0.754%	05/25/36	2,575	156,452
Fremont Home Loan Trust, Ser. 2003-B, Class M1(a)	Aa3	1.364%	12/25/33	402	201,725
HFC Home Equity Loan Asset Backed Certificates, Ser. 2006-2, Class A1(a)	Aaa	0.465%	03/20/36	369	257,817
HFC Home Equity Loan Asset Backed Certificates, Ser. 2006-2, Class A2(a)	Aaa	0.495%	03/20/36	449	294,507
IXIS Real Estate Capital Trust, Ser. 2006-HE1, Class A4(a)	Caa2	0.614%	03/25/36	3,200	744,197
Morgan Stanley ABS Capital I
Ser. 2002-NC6, Class M2(a)	B3	3.464%	11/25/32	174	28,890
Ser. 2003-HE1, Class M1(a)	Aa2	1.514%	05/25/33	2,187	1,431,927
New Century Home Equity Loan Trust, Ser. 2004-4, Class M1(a)	Aa1	0.824%	02/25/35	3,680	1,771,467
Residential Asset Mortgage Products, Inc., Ser. 2004-RS12, Class MII2(a)(b)	Aa3	1.114%	12/25/34	1,829	1,487,088
Residential Asset Securities Corp., Ser. 2004-KS1, Class AI5	Aaa	5.221%	02/25/34	1,000	522,257
Saxon Asset Securities Trust, Ser. 2002-3, Class M1(a)	Aaa	1.439%	12/25/32	989	659,524
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR1, Class M1(a)	Caa1	0.714%	11/25/35	2,000	101,852
Structured Asset Securities Corp., Ser. 2002-HF2, Class M3(a)(b)	B(c)	3.314%	07/25/32	1,345	510,051

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $36,425,093)					16,694,158

U.S. GOVERNMENT AGENCY OBLIGATION — 0.1%
Federal Farm Credit Bank (cost $581,056)(d)		4.875%	01/17/17	580	617,272

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 28.1%
Federal Home Loan Mortgage Corporation		4.500%	02/01/19-07/01/19	11,669	12,009,648
Federal Home Loan Mortgage Corporation		5.000%	07/01/19-05/01/34	5,924	6,137,510
Federal Home Loan Mortgage Corporation		5.500%	10/01/33-01/01/38	13,535	14,025,586
Federal Home Loan Mortgage Corporation		5.500%	TBA 30 YR	23,000	23,654,074
Federal Home Loan Mortgage Corporation		6.000%	11/01/33-06/01/34	5,156	5,416,284

SEE NOTES TO FINANCIAL STATEMENTS.

A32

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Federal Home Loan Mortgage Corporation	6.000%	TBA 30 YR	$10,000	$10,434,380
Federal Home Loan Mortgage Corporation	6.500%	07/01/32-09/01/32	2,396	2,568,676
Federal Home Loan Mortgage Corporation	7.000%	10/01/32-11/01/33	4,278	4,635,763
Federal National Mortgage Association	4.000%	05/01/19-06/01/19	5,612	5,717,591
Federal National Mortgage Association	4.500%	06/01/18-02/01/35	18,157	18,603,156
Federal National Mortgage Association	4.500%	TBA 30 YR	11,000	10,934,682
Federal National Mortgage Association	5.000%	01/01/19-05/01/38	16,181	16,681,125
Federal National Mortgage Association(a)	5.202%	10/01/37	9,269	9,638,492
Federal National Mortgage Association(a)	5.339%	01/01/36	2,478	2,581,721
Federal National Mortgage Association	5.500%	12/01/16-01/01/38	64,023	66,482,409
Federal National Mortgage Association	5.500%	TBA 30 YR	14,500	14,966,726
Federal National Mortgage Association(a)	5.901%	06/01/37	2,935	3,090,638
Federal National Mortgage Association	6.000%	09/01/17-03/01/38	25,423	26,759,137
Federal National Mortgage Association	6.000%	TBA 30 YR	12,500	13,062,500
Federal National Mortgage Association(a)	6.039%	09/01/37	8,382	8,849,032
Federal National Mortgage Association	6.500%	11/01/09-10/01/37	18,978	20,275,831
Federal National Mortgage Association	7.000%	05/01/32-06/01/32	423	463,216
Government National Mortgage Association	5.500%	01/15/33-01/20/39	11,447	11,867,449
Government National Mortgage Association	5.500%	TBA 30 YR	2,000	2,065,000
Government National Mortgage Association	6.000%	12/15/32-11/15/34	7,214	7,546,338
Government National Mortgage Association	6.000%	TBA 30 YR	5,000	5,207,810
Government National Mortgage Association	6.500%	09/15/32-11/15/33	4,394	4,708,632
Government National Mortgage Association	7.500%	10/15/25-02/15/26	144	157,504

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $319,382,355)				328,540,910

U.S. GOVERNMENT TREASURY SECURITIES — 1.7%
U.S. Treasury Bond	3.500%	02/15/39	354	306,100
U.S. Treasury Bond	4.250%	05/15/39	340	336,546
U.S. Treasury Note	2.625%	06/30/14	6,255	6,274,578
U.S. Treasury Note	3.125%	05/15/19	90	87,047
U.S. Treasury Note	3.250%	06/30/16	5,220	5,238,759
U.S. Treasury Strip Principal(d)(h)	5.850%	11/15/21	8,545	4,955,886
U.S. Treasury Strip Principal(d)(h)(i)	7.140%	08/15/29	6,960	2,830,869

TOTAL U.S. GOVERNMENT TREASURY SECURITIES (cost $20,660,107)				20,029,785

TOTAL LONG-TERM INVESTMENTS (cost $1,102,735,872)				1,067,900,495

			Shares
SHORT-TERM INVESTMENTS — 20.6%
AFFILIATED MUTUAL FUNDS
Dryden Core Investment Fund — Short-Term Bond Series(j) (cost $164,700,711)			16,649,530	130,365,820
Dryden Core Investment Fund — Taxable Money Market Series(j)(k) (cost $111,131,098; includes $75,946,538 of cash collateral received for securities on loan)			111,131,098	111,131,098

TOTAL SHORT-TERM INVESTMENTS (cost $275,831,809)				241,496,918

TOTAL INVESTMENTS (l) — 112.0% (cost $1,378,567,681)				1,309,397,413
LIABILITIES IN EXCESS OF OTHER ASSETS(m) (12.0)%				(140,529,013)

NET ASSETS — 100.0%				$1,168,868,400

SEE NOTES TO FINANCIAL STATEMENTS.

A33

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment in Kind
TBA	To Be Announced
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona

†	The ratings reflected are as of June 30, 2009. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount shown in U.S. dollars unless otherwise stated.

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2009.

(b)	Indicates a security that has been deemed illiquid.

(c)	Standard & Poor’s Rating

(d)	All or a portion of security is on loan. The aggregate market value of such securities is $74,081,735; cash collateral of $75,946,538 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(e)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $4,104,093. The aggregate value of $3,389,568 is approximately 0.3% of net assets.

(g)	Security segregated as collateral for futures contracts.

(h)	Represents zero coupon bond. Rate shown reflects the effective yield at reporting date.

(i)	Security segregated as collateral for swap contracts.

(j)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and the Dryden Core Investment Fund—Short-Term Bond Series.

(k)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(l)	As of June 30, 2009, 1 security representing $510,051 and 0.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(m)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at June 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2009	Unrealized Appreciation (Depreciation)
Long Positions:
327	2 Yr. U.S. Treasury Notes	Sep. 2009	$70,324,527	$70,703,531	$379,004
175	5 Yr. U.S. Treasury Notes	Sep. 2009	19,835,192	20,075,781	240,589
11	10 Yr. Euro Bonds	Sep. 2009	1,840,178	1,868,440	28,262
437	10 Yr. U.S. Treasury Notes	Sep. 2009	50,087,637	50,808,078	720,441
261	30 Yr. U.S. Treasury Bonds	Sep. 2009	29,820,477	30,891,797	1,071,320

					2,439,616

Short Position:
20	10 Yr. Australian Bonds	Sep. 2009	1,660,976	1,672,954	(11,978)

					$2,427,638

SEE NOTES TO FINANCIAL STATEMENTS.

A34

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2009

Purchase Contracts:	Counterparty	Notional Amount (000)	Payable at Statement Date	Value at June 30, 2009	Unrealized Appreciation/ (Depreciation)
British Pound, expiring 7/27/09	Deutsche Bank Securities Corp.	GBP323	$532,846	$ 531,498	$(1,348)
Canadian Dollar, expiring 7/17/09	Deutsche Bank Securities Corp.	CAD 682	601,439	586,161	(15,278)
New Zealand Dollar, expiring 7/21/09	JPMorgan Chase & Co.	NZD1,915	1,195,047	1,234,157	39,110
Norwegian Krone, expiring 7/23/09	UBS Securities LLC	NOK 7,541	1,180,660	1,172,040	(8,620)
Swedish Krona, expiring 7/23/09	Deutche Bank Securities Corp.	SEK8,807	1,117,389	1,141,469	24,080

					$37,944

Sales Contracts:	Counterparty	Notional Amount(000)	Payable at Statement Date	Value at June 30, 2009	Unrealized Appreciation/ (Depreciation)
Australian Dollar, expiring 7/21/09	Deutsche Bank Securities Corp.	AUD 1,781	$1,399,951	$1,432,421	$(32,470)
Canadian Dollar, expiring 7/17/09	UBS Securities LLC	CAD 664	579,500	570,545	8,955
Euro, expiring 7/27/09	UBS Securities LLC	EUR 425	595,895	595,725	170
Hungarian Forint, expiring 7/23/09	UBS Securities LLC	HUF 476,136	2,354,813	2,440,806	(85,993)
Polish Zloty, expiring 7/23/09	UBS Securities LLC	PLN 8,451	2,594,423	2,658,236	(63,813)

					(173,151)

					$(135,207)

Interest rate swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.(a)	6/17/2014	$12,000	3.19%	3 month LIBOR	$140,299
Morgan Stanley Capital Services, Inc.(b)	6/17/2011	14,500	1.67%	3 month LIBOR	(51,552)
Morgan Stanley Capital Services, Inc.(b)	6/17/2019	3,350	4.03%	3 month LIBOR	(83,105)

					$5,642

(a)	Portfolio pays the floating rate and receives the fixed rate.

(b)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding as of June 30, 2009:

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit default swaps on Corporate Issues-Buy Protection(1):
Morgan Stanley Capital Services, Inc.	6/20/2013	$3,700	1.65%	Itraxx Euro zero, due 06/20/2013	$(76,594)	$(135,048)	$58,454
Deutsche Bank, AG	3/20/2014	980	7.05%	Starwood Hotels & Resorts Holdings, Inc. 7.875%, due 05/01/2012	(131,846)	—	(131,846)
Citibank, N.A.	6/20/2014	5,000	0.70%	United Parcel Service, Inc. 7.62%, due 04/1/2030	(63,717)	—	(63,717)
Citibank, N.A.	6/20/2014	4,800	1.00%	Viacom, Inc. 4.825%, due 05/15/2018	373,158	375,126	(1,968)
Barclays Bank PLC	3/20/2014	3,000	5.00%	Cooper Tire & Rubber Co. 7.625%, due 03/15/2027	231,548	700,971	(469,423)
Goldman Sachs International, Inc.	3/20/2014	3,400	6.60%	Simon Propery Group L.P. 5.25%, due 12/01/2016	(605,120)	—	(605,120)
Goldman Sachs International, Inc.	3/20/2014	3,400	0.70%	Duke Energy Corp. 5.65%, due 06/15/2013	(30,484)	—	(30,484)
JPMorgan Chanse Bank	6/20/2016	3,400	1.50%	Embarq Holdings Co. LLC 7.082%, due 06/01/2016	(85,342)	—	(85,342)
JPMorgan Chanse Bank	6/20/2014	4,150	5.00%	SLM Corp. 5.125%, due 08/27/2012	412,248	805,344	(393,096)

SEE NOTES TO FINANCIAL STATEMENTS.

A35

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	9/20/2016	$1,000	1.73%	Tyson Foods, Inc. 6.6%, due 04/01/16	$13,758	$—	$13,758
Deutsche Bank, AG	3/20/2018	3,700	3.70%	American International Group, Inc. 5.85%, due 01/16/2018	1,254,830	—	1,254,830
Merrill Lynch Capital Services, Inc.	3/25/2036	1,000	3.72%	AmeriQuest Mortgage Securities, Inc. Ser. 2006-R1, Class M9, 7.82%, due 03/25/36	934,305	—	934,305

					$2,226,744	$1,746,393	$480,351

Counterparty	Termination Date	Implied Credit Spread at June 30, 2009(4)	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Credit default swaps on Corporate Issues — Sell Protections(2):
Deutsche Bank, AG	3/20/2010	3.59%	$2,500	5.00%	Arcelor Mittal Co. 6.125%, due 06/01/2018	$28,890	$(115,761)	$144,651

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/Obligation	Fair Value(5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Credit default swaps on Asset-Backed Issues — Sell Protections(2):
Merrill Lynch Capital Services, Inc.	3/25/2036	$1,000	9.00%	AmeriQuest Mortgage Securities, Inc. Ser. 2006-R1, Class M9, 7.82%, due 03/25/2036	$(906,647)	$—	$(906,647)

The Portfolio entered into credit default swaps as the protection seller on corporate issues and asset-backed issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount up to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities up to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occuring as defined under the terms of the agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A36

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Asset-Backed Securities	$—	$44,109,744	$—
Bank Loans	—	36,000,941	—
Commercial Mortgage-Backed Securities	—	160,689,637	—
Corporate Bonds	—	434,382,995	—
Foreign Government Securities	—	19,149,369	—
Municipal Bonds	—	7,685,684	—
Residential Mortgage-Backed Securities	—	16,184,107	510,051
U.S. Government Mortgage-Backed Securities	—	328,540,910	—
U.S. Government Agency Obligation	—	617,272	—
U.S. Government Treasury Securities	—	20,029,785	—
Affiliated Mutual Funds	241,496,918	—	—

	241,496,918	1,067,390,444	510,051
Other Financial Instruments*	2,427,638	(438,868)	27,658

Total	$243,924,556	$1,066,951,576	$537,709

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Residential Mortgage-Backed Securities	Other Financial Instruments*
Balance as of 12/31/08	$2,023,560	$2,641,021
Realized gain (loss)	(1,642,574)	—	**
Change in unrealized appreciation (depreciation)	506,536	(2,613,363)
Earned amortization/accretion	2,287	—
Net purchases (sales)	(959,220)	—
Transfers in and/or out of Level 3	579,462	—

Balance as of 6/30/09	$510,051	$27,658

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	The realized gain earned during the period for other financial instruments was $2,585,862.

SEE NOTES TO FINANCIAL STATEMENTS.

A37

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 was as follows:

U.S. Government Mortgage-Backed Securities	28.1%
Affiliated Mutual Fund (including 6.5% of collateral received for securities on loan)	20.6
Commercial Mortgage-Backed Securities	13.7
Banking	6.0
Health Care & Pharmaceutical	4.0
Asset-Backed Securities	3.8
Electric	3.6
Telecommunications	3.0
Technology	2.1
Non-Corporate Foreign Agency	1.8
Energy – Other	1.7
U.S. Government Treasury Securities	1.7
Non-Captive Finance	1.6
Foreign Government Securities	1.6
Residential Mortgage-Backed Securities	1.4
Structured Notes	1.4
Insurance	1.3
Metals	1.3
Airlines	1.2
Cable	1.2
Capital Goods	1.2
Foods	1.1
Media & Entertainment	1.0
Health Care Insurance	0.9
Tobacco	0.9
Chemicals	0.7
Municipal Bonds	0.7
Paper	0.7
Real Estate Investment Trusts	0.7
Retailers	0.7
Pipelines & Other	0.5
Energy – Integrated	0.4
Railroads	0.3
Aerospace/Defense	0.2
Building Materials & Construction	0.2
Gaming	0.2
Lodging	0.2
Automotive	0.1
Consumer	0.1
U.S. Government Agency Obligation	0.1

112.0
Liabilities in excess of other assets	(12.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A38

DIVERSIFIED BOND PORTFOLIO (continued)

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities: (Unaudited)

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premium paid for swap agreements	$1,881,441		Premium received for swap agreements	$250,809
Credit contracts	Unrealized appreciation on swaps	2,405,998		Unrealized depreciation on swaps	2,687,643
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	72,315		Unrealized depreciation on forward foreign currency exchange contracts	207,522
Interest rate contracts	Due to broker–variation margin	2,439,616	*	Due from broker–variation margin	11,978	*
Interest rate contracts	Unrealized appreciation on swaps	140,299		Unrealized depreciation on swaps	134,657

Total		$6,939,669			$3,292,609

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows: (Unaudited)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Forward Contracts	Swaps	Purchased Options	Written Options	Total
Credit contracts	$—	$—	$2,853,535	$—	$—	$2,853,535
Foreign exchange contracts	—	320,675	—	—	—	320,675
Interest rate contracts	(115,761)	—	1,434,637	(187,350)	79,190	1,210,716

Total	$(115,761)	$320,675	$4,288,172	$(187,350)	$79,190	$4,384,926

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Forward Contracts	Swaps	Total
Credit contracts	$—	$—	$(1,632,223)	$(1,632,223)
Foreign exchange contracts	—	(306,114)	—	(306,114)
Interest rate contracts	(4,097,399)	—	265,337	(3,832,062)

Total	$(4,097,399)	$(306,114)	$(1,366,886)	$(5,770,399)

SEE NOTES TO FINANCIAL STATEMENTS.

A39

DIVERSIFIED BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS
Investments, at value including securities on loan of $74,081,735:
Unaffiliated investments (cost $1,102,735,872)	$1,067,900,495
Affiliated investments (cost $275,831,809)	241,496,918
Cash	19,539
Receivable for investments sold	132,486,368
Interest receivable	9,791,326
Unrealized appreciation on swaps	2,546,297
Premium paid for swaps agreements	1,881,441
Receivable for Series shares sold	133,610
Unrealized appreciation on forward foreign currency exchange contracts	72,315
Prepaid expenses	2,604

Total Assets	1,456,330,913

LIABILITIES
Payable for investments purchased	207,190,672
Collateral for securities on loan	75,946,538
Unrealized depreciation on swaps	2,822,300
Management fee payable	379,125
Accrued expenses and other liabilities	253,601
Premium received for swaps agreements	250,809
Unrealized depreciation on forward foreign currency exchange contracts	207,522
Due to broker-variation margin	204,642
Payable for Series shares repurchased	200,292
Deferred trustees’ fees	6,417
Affiliated transfer agent fee payable	595

Total Liabilities	287,462,513

NET ASSETS	$1,168,868,400

Net assets were comprised of:
Paid-in capital	$1,238,387,830
Retained earnings	(69,519,430)

Net assets, June 30, 2009	$1,168,868,400

Net asset value and redemption price per share, $1,168,868,400 / 113,885,951 outstanding shares of beneficial interest	$10.26

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Interest	$26,388,238
Affiliated dividend income	1,612,121
Affiliated income from securities loaned, net	145,108

28,145,467

EXPENSES
Management fee	2,240,666
Custodian’s fees and expenses	135,000
Shareholders’ reports	83,000
Audit fee	16,000
Insurance expenses	12,000
Trustees’ fees	11,000
Commitment fee on syndicated credit agreement	5,000
Legal fees and expenses	5,000
Transfer agent’s fee and expenses (including affiliated expense of $1,800) (Note 4)	5,000
Miscellaneous	6,161

Total expenses	2,518,827

NET INVESTMENT INCOME	25,626,640

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated: $(72,467))	(10,094,631)
Futures transactions	(115,761)
Swap transactions	4,288,172
Foreign currency transactions	1,000,752
Written option transactions	79,190

(4,842,278)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $7,895,307)	75,803,894
Futures	(4,097,399)
Swaps	(1,366,886)
Foreign currencies	(269,613)

70,069,996

NET GAIN ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	65,227,718

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$90,854,358

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$25,626,640	$60,447,814
Net realized gain (loss) on investment, swap and foreign currency transactions	(4,842,278)	20,953,008
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	70,069,996	(123,991,687)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	90,854,358	(42,590,865)

DISTRIBUTIONS	(47,645,414)	(72,614,494)

SERIES SHARE TRANSACTIONS:
Series shares sold [742,937 and 9,801,318 shares, respectively]	7,442,157	102,899,591
Series shares issued in reinvestment of distributions [4,772,531 and 7,018,378 shares, respectively]	47,645,414	72,614,494
Series shares repurchased [6,430,061 and 13,831,055 shares, respectively]	(64,263,827)	(143,763,704)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(9,176,256)	31,750,381

TOTAL INCREASE (DECREASE) IN NET ASSETS	34,032,688	(83,454,978)
NET ASSETS:
Beginning of period	1,134,835,712	1,218,290,690

End of period	$1,168,868,400	$1,134,835,712

SEE NOTES TO FINANCIAL STATEMENTS.

A40

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS	Shares	Value (Note 2)

Air Freight & Logistics — 0.7%
Expeditors International of Washington, Inc.(a)	589,700	$19,660,598

Auto Components — 0.5%
Goodyear Tire & Rubber Co. (The)*(a)	1,178,700	13,272,162

Beverages — 1.6%
PepsiCo, Inc.	754,058	41,443,028

Biotechnology — 3.3%
Celgene Corp.*(a)	624,620	29,881,821
Gilead Sciences, Inc.*(a)	1,247,700	58,442,268

		88,324,089

Capital Markets — 6.5%
Bank of New York Mellon Corp. (The)	814,878	23,884,074
Charles Schwab Corp. (The)	1,344,230	23,577,794
Goldman Sachs Group, Inc. (The)(a)	558,831	82,394,043
Morgan Stanley(a)	889,600	25,362,496
TD Ameritrade Holding Corp.*(a)	1,000,100	17,541,754

		172,760,161

Chemicals — 1.8%
Dow Chemical Co. (The)	1,488,400	24,022,776
Monsanto Co.	303,850	22,588,209

		46,610,985

Commercial Banks — 0.6%
KeyCorp(a)	2,941,500	15,413,460

Commercial Services & Supplies — 1.0%
Waste Management, Inc.	925,500	26,062,080

Communications Equipment — 5.2%
Cisco Systems, Inc.*	1,549,069	28,874,646
QUALCOMM, Inc.	1,533,170	69,299,284
Research In Motion Ltd. (Canada)*(a)	578,900	41,130,845

		139,304,775

Computers & Peripherals — 4.2%
Apple, Inc.*	352,266	50,173,246
Hewlett-Packard Co.	764,460	29,546,379
International Business Machines Corp.(a)	313,500	32,735,670

		112,455,295

Consumer Finance — 1.5%
SLM Corp.*(a)	3,762,200	38,637,794

Diversified Consumer Services — 2.4%
Career Education Corp.*(a)	1,229,200	30,594,788
H&R Block, Inc.	1,981,200	34,136,076

		64,730,864

Diversified Financial Services — 1.0%
Bank of America Corp.	1,972,400	26,035,680

Electric Utilities — 0.3%
American Electric Power Co., Inc.	289,200	8,354,988

COMMON STOCKS
(continued)	Shares	Value (Note 2)

Electrical Equipment — 0.9%
First Solar, Inc.*(a)	150,900	$24,463,908

Energy Equipment & Services — 1.4%
National Oilwell Varco, Inc.*	584,090	19,076,379
Weatherford International Ltd. (Switzerland)*(a)	879,700	17,206,932

		36,283,311

Food & Staples Retailing — 4.2%
Costco Wholesale Corp.	415,500	18,988,350
CVS Caremark Corp.	1,163,000	37,064,810
Kroger Co. (The)	1,420,500	31,322,025
Wal-Mart Stores, Inc.	492,562	23,859,703

		111,234,888

Food Products — 3.4%
Cadbury PLC (United Kingdom)	771,400	6,593,684
Cadbury PLC, ADR (United Kingdom)(a)	917,842	31,573,765
ConAgra Foods, Inc.	1,607,700	30,642,762
Tyson Foods, Inc. (Class A Stock)(a)	1,722,900	21,725,769

		90,535,980

Healthcare Equipment & Supplies — 2.8%
Alcon, Inc. (Switzerland)	346,600	40,247,192
Baxter International, Inc.	656,800	34,784,128

		75,031,320

Healthcare Providers & Services — 4.2%
Aetna, Inc.	707,800	17,730,390
Medco Health Solutions, Inc.*	828,700	37,797,007
Omnicare, Inc.(a)	1,116,000	28,748,160
WellPoint, Inc.*	560,900	28,544,201

		112,819,758

Household Products — 2.1%
Colgate-Palmolive Co.(a)	346,600	24,518,484
Kimberly-Clark Corp.	573,031	30,044,015

		54,562,499

Independent Power Producers & Energy Traders — 1.4%
NRG Energy, Inc.*(a)	1,469,800	38,156,008

Industrial Conglomerates — 0.1%
Johnson Controls, Inc.	94,300	2,048,196

Insurance — 1.1%
Travelers Cos., Inc. (The)	464,400	19,058,976
XL Capital Ltd. (Class A Stock) (Cayman Islands)(a)	950,400	10,891,584

		29,950,560

Internet & Catalog Retail — 2.1%
Amazon.com, Inc.*(a)	682,900	57,131,414

Internet Software & Services — 4.4%
Baidu, Inc., ADR (China)*	53,500	16,108,315
Google, Inc. (Class A Stock)*	172,400	72,682,116
IAC/InterActiveCorp*	1,824,050	29,276,002

		118,066,433

SEE NOTES TO FINANCIAL STATEMENTS.

A41

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS
(continued)	Shares	Value (Note 2)

IT Services — 2.8%
MasterCard, Inc. (Class A Stock)(a)	159,800	$26,736,138
Visa, Inc. (Class A Stock)(a)	768,530	47,848,678

		74,584,816

Media — 4.0%
Comcast Corp. (Class A Stock)	1,939,120	28,097,849
Discovery Communications, Inc. (Class A Stock)*	1,175,100	26,498,505
Liberty Global, Inc. (Class C Stock)*(a)	1,540,650	24,357,677
Walt Disney Co. (The)	1,178,180	27,486,939

		106,440,970

Metals & Mining — 2.7%
Freeport-McMoRan Copper & Gold, Inc.	760,260	38,096,629
Kinross Gold Corp. (Canada)(a)	1,846,600	33,515,790

		71,612,419

Multi-Line Retail — 0.9%
Kohl’s Corp.*(a)	533,800	22,819,950

Multi-Utilities — 1.2%
Sempra Energy	629,986	31,266,205

Oil, Gas & Consumable Fuels — 13.8%
Apache Corp.	276,000	19,913,400
Canadian Natural Resources Ltd. (Canada)(a)	469,500	24,644,055
EOG Resources, Inc.	342,900	23,289,768
Noble Energy, Inc.	307,100	18,109,687
Occidental Petroleum Corp.	1,125,400	74,062,574
Petroleo Brasileiro SA, ADR (Brazil)(a)	1,659,100	67,989,918
Southwestern Energy Co.*	601,400	23,364,390
Suncor Energy, Inc. (XNYS) (Canada)(a)	966,800	29,332,712
Suncor Energy, Inc. (XTSE) (Canada)	916,314	27,864,013
Williams Cos., Inc.	1,736,100	27,100,521
XTO Energy, Inc.	815,500	31,103,170

		366,774,208

Pharmaceuticals — 3.9%
Abbott Laboratories	446,905	21,022,411
Shire PLC, ADR (United Kingdom)(a)	991,700	41,135,716
Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)	847,900	41,835,386

		103,993,513

Semiconductors & Semiconductor Equipment — 1.9%
Applied Materials, Inc.(a)	1,612,600	17,690,222
Intel Corp.	1,959,100	32,423,105

		50,113,327

Software — 5.4%
Adobe Systems, Inc.*(a)	1,252,000	35,431,600
CA, Inc.(a)	1,953,100	34,042,533
Check Point Software Technologies Ltd. (Israel)*(a)	748,800	17,574,336

COMMON STOCKS
(continued)	Shares	Value (Note 2)

Software (continued)
Oracle Corp.	994,600	$21,304,332
Symantec Corp.*(a)	2,312,100	35,976,276

		144,329,077

Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc. (Class B Stock)	505,630	26,181,521

Wireless Telecommunication Services — 1.5%
NII Holdings, Inc.*(a)	2,152,900	41,055,803

TOTAL LONG-TERM INVESTMENTS (cost $2,335,077,071)		2,602,522,043

SHORT-TERM INVESTMENT — 18.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund —Taxable Money Market Series (cost $484,426,631; includes $458,550,544 of cash collateral for securities on loan)(b)(w)(Note 4)	484,426,631	484,426,631

TOTAL INVESTMENTS(o) — 116.0% (cost $2,819,503,702)		3,086,948,674
LIABILITIES IN EXCESS OF OTHER ASSETS — (16.0)%		(425,675,027)

NET ASSETS — 100.0%		$2,661,273,647

The following abbreviations are used in Portfolio descriptions:

ADR	American Depositary Receipt
XNYS	New York Stock Exchange
XTSE	Toronto Stock Exchange

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $445,613,780; cash collateral of $458,550,544 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of June 30, 2009, one security representing $6,593,684 and 0.2% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

SEE NOTES TO FINANCIAL STATEMENTS.

A42

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,595,928,359	$6,593,684	$—
Affiliated Money Market Mutual Fund	484,426,631	—	—

	3,080,354,990	6,593,684	—
Other Financial Instruments*	—	—	—

Total	$3,080,354,990	$6,593,684	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Money Market Mutual Fund (17.2% represents investments purchased with collateral from securities on loan)	18.2%
Oil, Gas & Consumable Fuels	13.8
Capital Markets	6.5
Software	5.4
Communications Equipment	5.2
Internet Software & Services	4.4
Healthcare Providers & Services	4.2
Computers & Peripherals	4.2
Food & Staples Retailing	4.2
Media	4.0
Pharmaceuticals	3.9
Food Products	3.4
Biotechnology	3.3
Healthcare Equipment & Supplies	2.8
IT Services	2.8
Metals & Mining	2.7
Diversified Consumer Services	2.4
Internet & Catalog Retail	2.1
Household Products	2.1
Semiconductors & Semiconductor Equipment	1.9
Chemicals	1.8
Beverages	1.6
Wireless Telecommunication Services	1.5
Consumer Finance	1.5
Independent Power Producers & Energy Traders	1.4
Energy Equipment & Services	1.4
Multi-Utilities	1.2
Insurance	1.1
Textiles, Apparel & Luxury Goods	1.0
Commercial Services & Supplies	1.0
Diversified Financial Services	1.0
Electrical Equipment	0.9
Multi-Line Retail	0.9
Air Freight & Logistics	0.7
Commercial Banks	0.6
Auto Components	0.5
Electric Utilities	0.3
Industrial Conglomerates	0.1

116.0
Liabilities in excess of other assets	(16.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A43

EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS
Investments at value, including securities on loan of $445,613,780:
Unaffiliated investments (cost $2,335,077,071)	$2,602,522,043
Affiliated investments (cost $484,426,631)	484,426,631
Cash	9,780,543
Receivable for investments sold	28,232,399
Dividends and interest receivable	2,881,437
Receivable for Series shares sold	123,840
Prepaid expenses	5,240

Total Assets	3,127,972,133

LIABILITIES
Collateral for securities on loan	458,550,544
Payable for investments purchased	6,330,164
Management fee payable	989,226
Accrued expenses and other liabilities	431,565
Payable for Series shares repurchased	394,566
Deferred trustees’ fees	1,673
Affiliated transfer agent fee payable	595
Administration fee payable	84
Distribution fee payable	69

Total Liabilities	466,698,486

NET ASSETS	$2,661,273,647

Net assets were comprised of:
Paid-in capital	$3,335,262,272
Retained earnings	(673,988,625)

Net assets, June 30, 2009	$2,661,273,647

Class I:
Net asset value and redemption price per share, $2,660,952,514 / 148,060,585 outstanding shares of beneficial interest	$17.97

Class II:
Net asset value and redemption price per share, $321,133 / 17,704 outstanding shares of beneficial interest	$18.14

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of $655,919 foreign withholding tax)	$20,529,469
Affiliated income from securities lending, net	949,823
Affiliated dividend income	312,309

21,791,601

EXPENSES
Management fee	5,463,391
Distribution fee—Class II	410
Administration fee—Class II	246
Custodian’s fees and expenses	216,000
Shareholders’ reports	161,000
Insurance expenses	31,000
Trustees’ fees	25,000
Commitment fee on syndicated credit agreement	12,000
Audit fee	10,000
Legal fees and expenses	10,000
Transfer agent’s fees and expenses (including affiliated expense of $1,800) (Note 4)	5,000
Miscellaneous	6,427

Total expenses	5,940,474

NET INVESTMENT INCOME	15,851,127

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(459,949,111)
Foreign currency transactions	(104,683)

(460,053,794)

Net change in unrealized appreciation (depreciation) on:
Investments	713,084,821
Foreign currencies	(11,885)

713,072,936

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	253,019,142

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$268,870,269

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$15,851,127	$43,413,611
Net realized loss on investment and foreign currency transactions	(460,053,794)	(413,360,852)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	713,072,936	(1,236,215,453)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	268,870,269	(1,606,162,694)

DISTRIBUTIONS
Class I	(43,394,722)	(436,963,357)
Class II	(3,037)	(63,526)

TOTAL DISTRIBUTIONS	(43,397,759)	(437,026,883)

SERIES SHARE TRANSACTIONS (NOTE 7):
Series shares sold	10,906,665	31,235,697
Series shares issued in reinvestment of distributions	43,397,759	437,026,883
Series shares repurchased	(139,858,997)	(328,918,685)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(85,554,573)	139,343,895

TOTAL INCREASE (DECREASE) IN NET ASSETS	139,917,937	(1,903,845,682)
NET ASSETS:
Beginning of period	2,521,355,710	4,425,201,392

End of period	$2,661,273,647	$2,521,355,710

SEE NOTES TO FINANCIAL STATEMENTS.

A44

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS - 92.6%
COMMON STOCKS — 59.1%	Shares	Value (Note 2)

Aerospace & Defense — 1.7%
American Science & Engineering, Inc.	5,400	$373,248
Applied Signal Technology, Inc.	6,700	170,917
General Dynamics Corp.	73,600	4,076,704
L-3 Communications Holdings, Inc.	72,600	5,036,988
Lockheed Martin Corp.	104,900	8,460,185
Northrop Grumman Corp.	221,700	10,127,256
Raytheon Co.	244,700	10,872,021
United Technologies Corp.	84,500	4,390,620

		43,507,939

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.(a)	59,600	3,108,140
United Parcel Service, Inc. (Class B Stock)	95,500	4,774,045

		7,882,185

Airlines
Allegiant Travel Co. (Class A Stock)(a)(b)	19,500	772,980

Auto Components — 0.2%
Johnson Controls, Inc.	186,400	4,048,608

Beverages — 1.6%
Coca-Cola Co. (The)(a)	412,400	19,791,076
Constellation Brands, Inc. (Class A Stock)(b)	41,400	524,952
Dr. Pepper Snapple Group, Inc.(b)	117,600	2,491,944
PepsiCo, Inc.	335,320	18,429,187

		41,237,159

Biotechnology — 0.6%
Amgen, Inc.(b)	102,808	5,442,656
Biogen Idec, Inc.(b)	186,300	8,411,445
Cephalon, Inc.(a)(b)	4,100	232,265
Gilead Sciences, Inc.(a)(b)	29,200	1,367,728
Isis Pharmaceuticals, Inc.(a)(b)	61,100	1,008,150

		16,462,244

Capital Markets — 2.2%
Ameriprise Financial, Inc.	259,300	6,293,211
Apollo Investment Corp.	119,200	715,200
Bank of New York Mellon Corp. (The)	249,800	7,321,638
Charles Schwab Corp. (The)	526,400	9,233,056
Franklin Resources, Inc.	25,300	1,821,853
Goldman Sachs Group, Inc. (The)	121,200	17,869,728
Morgan Stanley(a)	264,990	7,554,865
OptionsXpress Holdings, Inc.	60,300	936,459
Riskmetrics Group, Inc.(b)	11,100	196,026
T. Rowe Price Group, Inc.(a)	69,100	2,879,397
TD Ameritrade Holding Corp.(b)	82,700	1,450,558

		56,271,991

Chemicals — 0.7%
Air Products & Chemicals, Inc.	19,300	1,246,587
Ecolab, Inc.	96,200	3,750,838
Koppers Holding, Inc.	18,600	490,482
Monsanto Co.	9,000	669,060
Nalco Holding Co.	59,000	993,560
NewMarket Corp.	22,900	1,541,857
Praxair, Inc.(a)	121,600	8,642,112

		17,334,496

COMMON STOCKS
(continued)	Shares	Value (Note 2)

Commercial Banks — 1.3%
BB&T Corp.	240,400	$5,283,992
Community Bank System, Inc.(a)	43,400	631,904
PNC Financial Services Corp.(a)	167,900	6,516,199
Susquehanna Bancshares, Inc.(a)	67,100	328,119
U.S. Bancorp	178,032	3,190,334
Wells Fargo & Co.(a)	728,512	17,673,701

		33,624,249

Commercial Services & Supplies — 0.2%
Deluxe Corp.	39,800	509,838
Iron Mountain, Inc.(b)	42,300	1,216,125
Stericycle, Inc.(a)(b)	4,900	252,497
Waste Management, Inc.	77,400	2,179,584

		4,158,044

Communications Equipment — 1.8%
Cisco Systems, Inc.(b)	1,458,200	27,180,848
QUALCOMM, Inc.	430,500	19,458,600

		46,639,448

Computers & Peripherals — 3.5%
Apple, Inc.(b)	209,600	29,853,328
Dell, Inc.(b)	502,400	6,897,952
EMC Corp.(b)	338,800	4,438,280
Hewlett-Packard Co.	428,865	16,575,632
International Business Machines Corp.	290,100	30,292,242
Lexmark International, Inc. (Class A Stock)(b)	158,400	2,510,640

		90,568,074

Construction & Engineering — 0.4%
Fluor Corp.(a)	91,300	4,682,777
Jacobs Engineering Group, Inc.(a)(b)	97,800	4,116,402
URS Corp.(b)	9,400	465,488

		9,264,667

Consumer Finance — 0.2%
American Express Co.	120,500	2,800,420
First Cash Financial Services, Inc.(a)(b)	21,500	376,680
SLM Corp.(a)(b)	88,100	904,787
World Acceptance Corp.(a)(b)	17,500	348,425

		4,430,312

Containers & Packaging — 0.4%
Ball Corp.	18,200	821,912
Owens-Illinois, Inc.(b)	96,200	2,694,562
Pactiv Corp.(b)	318,400	6,909,280

		10,425,754

Distributors
Genuine Parts Co.	13,600	456,416

Diversified Consumer Services — 0.3%
Apollo Group, Inc. (Class A Stock)(b)	105,200	7,481,824

Diversified Financial Services — 2.1%
Bank of America Corp.(a)	1,556,782	20,549,523
CIT Group, Inc.	74,900	161,035
JPMorgan Chase & Co.	922,894	31,479,914

SEE NOTES TO FINANCIAL STATEMENTS.

A45

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS
(continued)	Shares	Value (Note 2)

Diversified Financial Services (continued)
MSCI, Inc. (Class A Stock)(b)	19,500	$476,580
NYSE Euronext(a)	38,300	1,043,675
PHH Corp.(a)(b)	48,500	881,730

		54,592,457

Diversified Telecommunication Services — 2.3%
AT&T, Inc.	1,179,347	29,294,980
CenturyTel, Inc.(a)	63,900	1,961,730
Frontier Communications Corp.	277,400	1,980,636
NTELOS Holdings Corp.	13,900	256,038
Verizon Communications, Inc.	701,888	21,569,018
Windstream Corp.	491,200	4,106,432

		59,168,834

Electrical Equipment — 0.3%
Emerson Electric Co.	145,100	4,701,240
Thomas & Betts Corp.(b)	103,200	2,978,352

		7,679,592

Electrical Utilities — 0.9%
American Electric Power Co., Inc.	222,600	6,430,914
Duke Energy Corp.	289,800	4,228,182
Edison International	68,100	2,142,426
FirstEnergy Corp.	19,300	747,875
Idacorp, Inc.	34,400	899,216
Pepco Holdings, Inc.	343,900	4,622,016
PPL Corp.	123,800	4,080,448
Unisource Energy Corp.	39,800	1,056,292

		24,207,369

Electronic Equipment & Instruments — 0.3%
Corning, Inc.	223,700	3,592,622
Dolby Laboratories, Inc. (Class A Stock)(b)	52,800	1,968,384
Ingram Micro, Inc. (Class A Stock)(b)	126,700	2,217,250
Tech Data Corp.(b)	27,600	902,796

		8,681,052

Energy Equipment & Services — 0.7%
Cal Dive International, Inc.(b)	43,200	372,816
Dresser-Rand Group, Inc.(b)	112,400	2,933,640
ENSCO International, Inc.(a)	9,500	331,265
Rowan Cos., Inc.(a)	16,100	311,052
Schlumberger Ltd.	212,100	11,476,731
SEACOR Holdings, Inc.(a)(b)	23,800	1,790,712

		17,216,216

Food & Staples Retailing — 1.5%
CVS Caremark Corp.	131,100	4,178,157
Kroger Co. (The)	230,600	5,084,730
Safeway, Inc.	207,100	4,218,627
Spartan Stores, Inc.	17,700	219,657
SUPERVALU, Inc.	37,500	485,625
Wal-Mart Stores, Inc.	520,700	25,222,708

		39,409,504

Food Products — 1.5%
Archer-Daniels-Midland Co.	274,700	7,353,719
Chiquita Brands International, Inc.(a)(b)	43,300	444,258

COMMON STOCKS
(continued)	Shares	Value (Note 2)

Food Products (continued)
ConAgra Foods, Inc.	278,400	$5,306,304
Dean Foods Co.(b)	130,000	2,494,700
Del Monte Foods Co.	116,300	1,090,894
General Mills, Inc.	140,000	7,842,800
Kellogg Co.	65,800	3,064,306
Kraft Foods, Inc. (Class A Stock)	293,100	7,427,154
Sanderson Farms, Inc.(a)	28,300	1,273,500
Sara Lee Corp.	182,400	1,780,224

		38,077,859

Gas Utilities
UGI Corp.	22,800	581,172

Healthcare Equipment & Supplies — 1.3%
American Medical Systems Holdings, Inc.(a)(b)	84,100	1,328,780
Baxter International, Inc.	123,700	6,551,152
Becton, Dickinson & Co.	144,500	10,304,295
Boston Scientific Corp.(b)	119,800	1,214,772
C.R. Bard, Inc.	3,800	282,910
Cooper Cos., Inc. (The)	31,500	778,995
Gen-Probe, Inc.(b)	40,800	1,753,584
Invacare Corp.	26,500	467,725
Masimo Corp.(b)	54,900	1,323,639
Medtronic, Inc.	212,800	7,424,592
ResMed, Inc.(b)	43,900	1,788,047
STERIS Corp.(a)	20,600	537,248

		33,755,739

Healthcare Providers & Services — 1.8%
Aetna, Inc.	20,900	523,545
Express Scripts, Inc.(b)	167,300	11,501,875
Humana, Inc.(b)	114,500	3,693,770
Kindred Healthcare, Inc.(b)	14,700	181,839
Laboratory Corp. of America Holdings(a)(b)	37,600	2,548,904
Lincare Holdings, Inc.(b)	26,400	620,928
Medco Health Solutions, Inc.(a)(b)	141,100	6,435,571
Quest Diagnostics, Inc.	140,500	7,928,415
UnitedHealth Group, Inc.	272,800	6,814,544
WellPoint, Inc.(b)	98,000	4,987,220

		45,236,611

Healthcare Technology
Computer Programs & Systems, Inc.	6,000	229,860

Hotels, Restaurants & Leisure — 1.0%
CEC Entertainment, Inc.(b)	7,400	218,152
McDonald’s Corp.	244,400	14,050,556
Panera Bread Co. (Class A Stock)(a)(b)	32,400	1,615,464
Pinnacle Entertainment, Inc.(a)(b)	24,500	227,605
Texas Roadhouse, Inc. (Class A Stock)(a)(b)	61,800	674,238
Yum! Brands, Inc.	236,500	7,884,910

		24,670,925

Household Durables — 0.3%
Blyth, Inc.	12,200	400,038
Leggett & Platt, Inc.	476,600	7,258,618

		7,658,656

SEE NOTES TO FINANCIAL STATEMENTS.

A46

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS
(continued)	Shares	Value (Note 2)

Household Products — 1.9%
Colgate-Palmolive Co.(a)	137,600	$9,733,824
Kimberly-Clark Corp.	212,500	11,141,375
Procter & Gamble Co.	537,405	27,461,395

		48,336,594

Independent Power Producers & Energy Traders — 0.3%
AES Corp. (The)(a)(b)	58,900	683,829
Calpine Corp.(b)	46,300	516,245
Constellation Energy Group, Inc.	172,400	4,582,392
Mirant Corp.(b)	125,500	1,975,370
NRG Energy, Inc.(b)	13,400	347,864

		8,105,700

Industrial Conglomerates — 1.4%
3M Co.	81,500	4,898,150
General Electric Co.	2,630,300	30,827,116

		35,725,266

Insurance — 1.0%
Aflac, Inc.	52,700	1,638,443
Allied World Assurance Co. Holdings, Ltd. (Bermuda)	64,500	2,633,535
Allstate Corp. (The)	118,000	2,879,200
American Financial Group, Inc.	52,400	1,130,792
Argo Group International Holdings Ltd. (Bermuda)(b)	10,000	282,200
Assurant, Inc.	135,400	3,261,786
Chubb Corp. (The)	71,100	2,835,468
Endurance Specialty Holdings Ltd. (Bermuda)	95,100	2,786,430
Lincoln National Corp.(a)	22,400	385,504
Montpelier Re Holdings Ltd. (Bermuda)	23,100	306,999
StanCorp Financial Group, Inc.(a)	108,700	3,117,516
Travelers Cos., Inc. (The)	83,800	3,439,152
Unum Group	113,200	1,795,352

		26,492,377

Internet & Catalog Retail — 0.1%
Amazon.com, Inc.(b)	12,300	1,029,018
PetMed Express, Inc.(a)(b)	66,400	997,992

		2,027,010

Internet Software & Services — 0.8%
EarthLink, Inc.(a)(b)	137,300	1,017,393
eBay, Inc.(a)(b)	123,000	2,106,990
Google, Inc. (Class A Stock)(b)	41,600	17,538,144
j2 Global Communications, Inc.(b)	16,200	365,472

		21,027,999

IT Services — 0.8%
Automatic Data Processing, Inc.	34,700	1,229,768
Convergys Corp.(b)	158,800	1,473,664
Fiserv, Inc.(a)(b)	37,200	1,700,040
Mastercard, Inc. (Class A Stock)(a)	58,400	9,770,904
Visa, Inc. (Class A Stock)(a)	46,200	2,876,412
Western Union Co. (The)	281,200	4,611,680

		21,662,468

COMMON STOCKS
(continued)	Shares	Value (Note 2)

Leisure Equipment & Products — 0.2%
Hasbro, Inc.	154,100	$3,735,384
Smith & Wesson Holding Corp.(a)(b)	85,900	487,912

		4,223,296

Life Sciences, Tools & Services — 0.2%
Bruker Corp.(b)	28,900	267,614
Mettler-Toledo International, Inc.(b)	4,000	308,600
Millipore Corp.(b)	31,000	2,176,510
PerkinElmer, Inc.(a)	47,700	829,980
Waters Corp.(b)	6,300	324,261

		3,906,965

Machinery — 0.6%
Chart Industries, Inc.(b)	53,100	965,358
Danaher Corp.	118,800	7,334,712
Dover Corp.	12,000	397,080
ITT Corp.(a)	76,200	3,390,900
Pall Corp.	54,800	1,455,488
Trinity Industries, Inc.(a)	108,700	1,480,494

		15,024,032

Media — 1.1%
Comcast Corp. (Class A Stock)	752,173	10,898,987
DIRECTV Group, Inc. (The)(a)(b)	266,200	6,577,802
News Corp. (Class A Stock)	152,300	1,387,453
Time Warner Cable, Inc.	35,333	1,118,996
Time Warner, Inc.	192,466	4,848,218
Walt Disney Co. (The)	186,600	4,353,378

		29,184,834

Metals & Mining — 0.4%
Compass Minerals International, Inc.	24,800	1,361,768
Freeport-McMoRan Copper & Gold, Inc.(a)	45,600	2,285,016
Kaiser Aluminum Corp.	14,300	513,513
Newmont Mining Corp.	68,700	2,807,769
Southern Copper Corp.	27,600	564,144
Titanium Metals Corp.(a)	140,400	1,290,276

		8,822,486

Multiline Retail — 0.7%
Big Lots, Inc.(a)(b)	90,900	1,911,627
Family Dollar Stores, Inc.	104,400	2,954,520
Target Corp.	331,400	13,080,358

		17,946,505

Multi-Utilities — 0.7%
Ameren Corp.	81,200	2,021,068
CMS Energy Corp.	188,300	2,274,664
Dominion Resources, Inc.	217,300	7,262,166
DTE Energy Co.	28,800	921,600
Integrys Energy Group, Inc.	23,100	692,769
Public Service Enterprise Group, Inc.	138,500	4,519,255

		17,691,522

Oil, Gas & Consumable Fuels — 6.3%
Anadarko Petroleum Corp.	130,600	5,927,934
Chesapeake Energy Corp.	80,100	1,588,383
Chevron Corp.	489,756	32,446,335
ConocoPhillips	457,234	19,231,262

SEE NOTES TO FINANCIAL STATEMENTS.

A47

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS
(continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.	61,300	$3,340,850
Exxon Mobil Corp.	914,916	63,961,778
Hess Corp.	18,600	999,750
Marathon Oil Corp.(a)	133,200	4,013,316
Murphy Oil Corp.	43,900	2,384,648
Occidental Petroleum Corp.	46,500	3,060,165
Peabody Energy Corp.	62,900	1,897,064
Southwestern Energy Co.(a)(b)	98,000	3,807,300
Spectra Energy Corp.	405,300	6,857,676
Sunoco, Inc.	142,900	3,315,280
Swift Energy Co.(b)	30,600	509,490
Tesoro Corp.(a)	344,900	4,390,577
Usec, Inc.(a)(b)	66,600	354,312
Valero Energy Corp.	137,100	2,315,619
Western Refining, Inc.(a)	117,200	827,432
World Fuel Services Corp.(a)	13,400	552,482
XTO Energy, Inc.	5,900	225,026

		162,006,679

Paper & Forest Products — 0.1%
MeadWestvaco Corp.	137,800	2,261,298

Pharmaceuticals — 4.8%
Abbott Laboratories	186,800	8,787,072
Allergan, Inc.	26,100	1,241,838
Bristol-Myers Squibb Co.(a)	754,600	15,325,926
Eli Lilly & Co.(a)	363,600	12,595,104
ENDO Pharmaceuticals Holdings, Inc.(b)	69,000	1,236,480
Forest Laboratories, Inc.(b)	132,500	3,327,075
Johnson & Johnson	456,098	25,906,366
Medicines Co. (The)(b)	25,800	216,462
Merck & Co., Inc.(a)	377,400	10,552,104
Mylan, Inc.(a)(b)	619,000	8,077,950
Pfizer, Inc.	1,256,665	18,849,975
Schering-Plough Corp.	230,500	5,790,160
Valeant Pharmaceuticals International(a)(b)	75,700	1,947,004
Warner Chilcott Ltd. (Bermuda) (Class A Stock)(b)	42,800	562,820
Watson Pharmaceuticals, Inc.(a)(b)	11,300	380,697
Wyeth	203,600	9,241,404

		124,038,437

Professional Services — 0.1%
Equifax, Inc.	97,200	2,536,920
Watson Wyatt Worldwide, Inc. (Class A Stock)	21,100	791,883

		3,328,803

Real Estate Investment Trusts — 0.6%
Annaly Capital Management, Inc.(a)	479,000	7,252,060
Brandywine Realty Trust(a)	220,700	1,644,215
Colonial Properties Trust(a)	57,600	426,240
Duke Realty Corp.(a)	107,300	941,021
Host Hotels & Resorts, Inc.	106,700	895,213
LaSalle Hotel Properties	11,500	141,910
ProLogis(a)	385,600	3,107,936
SL Green Realty Corp.(a)	17,100	392,274

		14,800,869

COMMON STOCKS
(continued)	Shares	Value (Note 2)

Real Estate Management & Development
Forest City Enterprises, Inc. (Class A Stock)	56,100	$370,260

Road & Rail — 0.5%
Burlington Northern Santa Fe Corp.	94,500	6,949,530
CSX Corp.	63,100	2,185,153
Norfolk Southern Corp.(a)	58,000	2,184,860
Union Pacific Corp.	30,900	1,608,654

		12,928,197

Semiconductors & Semiconductor Equipment — 1.8%
Altera Corp.(a)	106,700	1,737,076
Analog Devices, Inc.(a)	27,200	674,016
Broadcom Corp. (Class A Stock)(a)(b)	96,800	2,399,672
Cree, Inc.(a)(b)	41,400	1,216,746
Intel Corp.	1,288,800	21,329,640
Silicon Laboratories, Inc.(a)(b)	10,900	413,546
Texas Instruments, Inc.(a)	508,900	10,839,570
Xilinx, Inc.(a)	377,800	7,729,788

		46,340,054

Software — 2.2%
Adobe Systems, Inc.(b)	121,000	3,424,300
BMC Software, Inc.(b)	35,900	1,213,061
McAfee, Inc.(a)(b)	86,300	3,640,997
Microsoft Corp.	1,265,300	30,076,181
Novell, Inc.(b)	170,600	772,818
Oracle Corp.	343,600	7,359,912
Quest Software, Inc.(b)	51,800	722,092
Symantec Corp.(b)	576,400	8,968,784
Tibco Software, Inc.(b)	45,300	324,801

		56,502,946

Specialty Retail — 1.6%
Advance Auto Parts, Inc.	8,100	336,069
AutoZone, Inc.(a)(b)	3,700	559,107
Best Buy Co., Inc.(a)	67,700	2,267,273
Buckle, Inc. (The)(a)	65,000	2,065,050
Chico’s FAS, Inc.(a)(b)	331,100	3,221,603
Gamestop Corp. (Class A Stock)(b)	137,300	3,021,973
Gap, Inc. (The)	176,300	2,891,320
Home Depot, Inc. (The)	200,550	4,738,996
Jos. A. Bank Clothiers, Inc.(b)	17,100	589,266
Limited Brands, Inc.	111,300	1,332,261
Lowe’s Cos., Inc.	254,700	4,943,727
Monro Muffler, Inc.(a)	21,700	557,907
Ross Stores, Inc.(a)	111,600	4,307,760
TJX Cos., Inc.	227,500	7,157,150
Tractor Supply Co.(a)(b)	45,100	1,863,532

		39,852,994

Textiles, Apparel & Luxury Goods — 0.4%
Carter’s, Inc.(a)(b)	34,200	841,662
Coach, Inc.	350,400	9,418,752

		10,260,414

Thrifts & Mortgage Finance
Astoria Financial Corp.(a)	80,500	690,690
TFS Financial Corp.	17,400	184,788

		875,478

SEE NOTES TO FINANCIAL STATEMENTS.

A48

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS
(continued)	Shares	Value (Note 2)

Tobacco — 1.0%
Altria Group, Inc.	590,300	$9,675,017
Philip Morris International, Inc. (Switzerland)	204,600	8,924,652
Reynolds American, Inc.(a)	203,600	7,863,032

		26,462,701

Trading Companies & Distributors
Beacon Roofing Supply, Inc.(b)	35,500	513,330
WESCO International, Inc.(b)	13,100	328,024

		841,354

Wireless Telecommunication Services — 0.1%
NII Holdings, Inc.(a)(b)	21,000	400,470
Sprint Nextel Corp.(b)	482,800	2,322,268

		2,722,738

TOTAL COMMON STOCKS (cost $1,481,915,844)		1,519,502,512

PREFERRED STOCK
Banking
JPMorgan Chase Capital XXVI (cost $700,000)	28,000	702,520

ASSET BACKED SECURITIES — 0.3%	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

American Express Credit Account Master Trust, Ser. 2004-4, Class C, 144A(c)	Baa1	0.789%	03/15/12	$1,170	$1,165,081
American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A(c)	Baa1	0.819%	02/15/12	60	59,745
Bank of America Credit Card Trust, Ser. 2006-C5, Class C5(c)	Baa1	0.719%	01/15/16	3,209	2,334,524
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(c)	Baa2	0.715%	02/20/15	1,350	1,075,190
MBNA Master Credit Card Trust, Ser. 1999-J, Class A	Aaa	7.000%	02/15/12	1,830	1,852,263
SVO VOI Mortgage Corp., Ser. 2005-AA, Class A, 144A	Aaa	5.250%	02/20/21	451	392,703

TOTAL ASSET BACKED SECURITIES (cost $8,165,444)					6,879,506

BANK LOANS — 0.6%
Automotive
Oshkosh Truck Corp.(d)	B2	7.207%	12/06/13	251	229,012

Cable — 0.1%
Discovery Communications, Inc.(d)	Baa3	5.250%	05/14/14	1,061	1,046,481
Insight Midwest Holdings LLC(d)	B1	1.820%	10/06/13	1,216	1,112,260

					2,158,741

Electric — 0.1%
NRG Energy, Inc.(d)	Ba1	2.248%	02/01/13	439	412,409
NRG Energy, Inc.(d)	Ba1	2.266%	02/01/13	819	769,382
Texas Competitive Electric Holdings Co. LLC(d)	B1	3.821%	10/10/14	983	700,400

					1,882,191

Healthcare & Pharmaceutical — 0.2%
Community Health Systems, Inc.(d)	Ba3	2.560%	07/25/14	80	71,469
Community Health Systems, Inc.(d)	Ba3	2.898%	07/25/14	1,559	1,400,927
DaVita, Inc.(d)	Ba1	2.043%	10/05/12	1,200	1,133,250
HCA, Inc.(d)	Ba3	2.848%	11/18/13	1,678	1,512,039
Health Management Association(d)	B1	2.348%	02/28/14	1,110	975,569

					5,093,254

SEE NOTES TO FINANCIAL STATEMENTS.

A49

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

BANK LOANS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Paper — 0.1%
Domtar Corp.(d)	Baa3	1.696%	03/05/14	$946	$885,051
Georgia Pacific(d)	Baa3	2.557%	12/20/12	881	828,799

					1,713,850

Pipelines & Other
Enterprise GP Holdings LP(d)	Ba2	3.064%	11/08/14	990	952,875

Technology — 0.1%
First Data Corp.(d)	B1	3.065%	09/24/14	1,474	1,101,168
First Data Corp.(d)	B1	3.065%	09/24/14	1,179	881,303
Flextronics International Ltd. (Singapore)(d)	Ba1	3.037%	10/01/14	992	814,980
Flextronics International Ltd. (Singapore)(d)	Ba1	3.381%	10/01/14	285	234,190
Metavante Corp.(d)	Ba2	2.777%	11/01/14	988	950,469
Sensata Technologies(d)	B3	2.804%	04/27/13	337	254,893

					4,237,003

TOTAL BANK LOANS (cost $18,148,788)					16,266,926

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	B3	6.000%	01/25/36	3,976	2,762,865
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(c)	Ba1	4.447%	02/25/35	1,061	701,057
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(c)	Ba2	4.408%	03/25/35	797	490,178
Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(c)	Ba2	4.747%	02/25/37	2,542	2,062,350
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	A1	5.250%	09/25/19	1,112	1,052,170
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(c)	B1	4.140%	07/25/35	2,002	1,719,767
Master Alternative Loan Trust, Ser. 2004-4, Class 4A1	Aaa	5.000%	04/25/19	399	372,887
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(c)	A1	4.802%	02/25/34	705	530,555
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	AAA(e)	5.000%	03/25/20	460	358,877

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $12,705,422)					10,050,706

COMMERCIAL MORTGAGE BACKED SECURITIES — 4.0%
Banc of America Commercial Mortgage, Inc., Ser. 2003-2, Class A3(c)	AAA(e)	4.873%	03/11/41	2,500	2,330,784
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	2,800	2,538,049
Banc of America Commercial Mortgage, Inc., Ser. 2005-1, Class ASB(c)	AAA(e)	5.121%	11/10/42	735	721,438
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.600%	07/10/46	3,700	3,099,632
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(c)	Aaa	5.837%	06/10/49	5,900	5,365,789
Banc of America Commercial Mortgage, Inc., Ser. 2007-5, Class A3	AAA(e)	5.620%	02/10/51	1,920	1,440,167
Bear Stearns Commercial Mortgage Securities, Ser. 2005-T18, Class AAB(c)	Aaa	4.823%	02/13/42	1,775	1,696,897
Bear Stearns Commercial Mortgage Securities, Ser. 2005-T20, Class AAB(c)	Aaa	5.283%	10/12/42	2,400	2,280,449
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A(c)	A-(e)	5.440%	09/15/30	890	730,986
Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A2(c)	Aaa	6.220%	12/10/49	2,200	1,946,977
Commercial Mortgage Pass-Through Certificates, Ser. 2004-LB2A, Class X2, I/O, 144A(c)	AAA(e)	0.870%	03/10/39	8,723	110,344
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	1,000	924,009
CS First Boston Mortgage Securities Corp., Ser. 2004-C3, Class A4	Aaa	4.835%	07/15/36	880	832,147
CS First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4	Aaa	4.283%	10/15/39	1,400	1,334,631
CS First Boston Mortgage Securities Corp., Ser. 2005-C5, Class A4(c)	AAA(e)	5.100%	08/15/38	6,800	5,798,053
CS Mortgage Capital Certificate Corp., Ser. 2006-C1, Class A4(c)	AAA(e)	5.609%	02/15/39	2,700	2,184,364
CW Capital Cobalt Ltd., Ser. 2007-C2, Class A2	Aaa	5.334%	04/15/47	750	669,935
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(c)	AAA(e)	6.015%	05/15/46	2,200	1,728,292
DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B	AAA(e)	7.620%	06/10/33	2,353	2,414,155
General Electric Capital Commercial Mortgage Corp., Ser. 2004-C2, Class X2, I/O, 144A(c)	Aaa	0.593%	03/10/40	16,934	164,877

SEE NOTES TO FINANCIAL STATEMENTS.

A50

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMERCIAL MORTGAGE BACKED SECURITIES (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(e)	4.697%	05/10/43	$2,720	$2,398,576
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5(c)	Aaa	5.224%	04/10/37	8,050	6,885,758
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	4,000	3,755,675
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class AAB	AAA(e)	5.587%	04/10/38	6,650	6,267,658
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2003-CB6, Class A2(c)	Aaa	5.255%	07/12/37	2,100	1,951,154
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB(c)	Aaa	4.853%	03/15/46	4,137	4,002,492
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	6,350	6,028,148
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	3,900	3,502,058
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class X2, I/O(c)	Aaa	0.235%	04/15/43	124,100	413,997
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A3A(c)	Aaa	6.065%	04/15/45	563	482,890
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A2	Aaa	5.827%	02/15/51	2,050	1,818,421
LB-UBS Commercial Mortgage Trust, Ser. 2003-C8, Class A3	Aaa	4.830%	11/15/27	1,460	1,405,132
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5(c)	AAA(e)	4.826%	08/15/29	3,910	3,463,063
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class AAB	Aaa	5.341%	09/15/39	3,580	3,205,998
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	2,000	1,780,088
Merrill Lynch Mortgage Trust, Ser. 2008-C1, Class A2	Aaa	5.425%	02/12/51	150	131,489
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(c)	Aaa	6.104%	06/12/46	1,795	1,475,145
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(c)	AAA(e)	5.771%	10/15/42	2,600	2,164,148
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	4,600	3,920,033
Morgan Stanley Capital I, Ser. 2007-T27, Class AAB(c)	AAA(e)	5.803%	06/11/42	1,105	1,026,072
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(c)	Aaa	5.418%	01/15/45	2,500	1,996,030
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A3(c)	Aaa	5.891%	05/15/43	5,000	4,621,089
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	3,000	2,804,201

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (cost $111,810,018)					103,811,290

CORPORATE BONDS — 9.2%
Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc., Gtd. Notes, 144A	Baa2	4.750%	08/15/10	2,150	2,158,258
BAE Systems Holdings, Inc., Gtd. Notes, 144A	Baa2	6.375%	06/01/19	725	741,234
Boeing Capital Corp., Sr. Unsec’d. Notes	A2	6.100%	03/01/11	925	985,277
Goodrich Corp., Sr. Unsec’d. Notes	Baa2	6.800%	07/01/36	743	731,267

					4,616,036

Airlines — 0.1%
American Airlines, Inc., Pass-thru Certs., Ser. 01-1	B1	6.817%	05/23/11	2,520	2,028,600
Continental Airlines, Inc., Pass-thru Certs., Ser. 981A	Baa2	6.648%	09/15/17	279	228,464
Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A(a)	Baa1	6.821%	08/10/22	472	386,984
Southwest Airlines Co., Sr. Unsec’d. Notes	Baa1	6.500%	03/01/12	1,005	1,041,564

					3,685,612

Automotive
Johnson Controls, Inc., Sr. Notes	Baa2	5.500%	01/15/16	245	227,178

Banking — 1.8%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	1,925	1,997,628
Banco Bradesco SA (Cayman Islands), Sub. Notes	A2	8.750%	10/24/13	1,760	2,076,800
Bank of America Corp., Sub. Notes	A3	5.750%	08/15/16	1,775	1,540,118
Bank of America Corp., Jr. Sub. Notes(a)(c)	B3	8.000%	12/29/49	2,200	1,837,352
Bank of America NA, Sub. Notes	A1	5.300%	03/15/17	930	789,056
Bank of America NA, Sub. Notes	A1	6.000%	10/15/36	410	328,610
Bank One Corp., Sub. Notes	A1	7.875%	08/01/10	2,250	2,359,028

SEE NOTES TO FINANCIAL STATEMENTS.

A51

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banking (continued)
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	5.300%	10/30/15	$515	$505,944
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	6.400%	10/02/17	330	330,586
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	1,175	1,238,437
Capital One Bank Corp., Sr. Sub. Notes	A3	6.500%	06/13/13	20	19,770
Capital One Bank USA NA, Sub. Notes	A3	8.800%	07/15/19	480	490,380
Capital One Financial Corp., Sr. Unsec’d. Notes, M.T.N.	Baa1	5.700%	09/15/11	600	602,662
Citigroup, Inc., Sub. Notes	Baa1	5.000%	09/15/14	454	380,596
Citigroup, Inc., Sub. Notes	Baa1	5.625%	08/27/12	2,800	2,621,455
Citigroup, Inc., Sub. Notes	Baa1	6.125%	08/25/36	570	424,460
Citigroup, Inc., Sr. Unsec’d. Notes(a)	A3	6.875%	03/05/38	520	459,246
Citigroup, Inc., Jr. Sub. Notes, Ser. E(f)	Ca	8.400%	04/29/49	310	232,522
Citigroup, Inc., Sr. Notes	A3	8.500%	05/22/19	975	991,808
Countrywide Financial Corp., Gtd. Notes, M.T.N.	A2	5.800%	06/07/12	1,190	1,197,415
DEPFA ACS Bank (Ireland), Covered Notes, 144A	Aa2	5.125%	03/16/37	1,380	873,042
First Union National Bank, Sub. Notes(a)	Aa3	7.800%	08/18/10	2,100	2,185,512
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.450%	11/01/12	600	620,394
Goldman Sachs Group, Inc. (The), Sub. Notes(a)	A2	5.625%	01/15/17	1,190	1,130,991
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.450%	05/01/36	1,615	1,369,573
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%	10/01/37	104	92,455
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A1	7.500%	02/15/19	1,500	1,606,158
HSBC Bank USA, Sr. Unsec’d. Notes	Aa3	3.875%	09/15/09	250	251,194
ICICI Bank Ltd. (India), Bonds, 144A(c)	Baa2	1.679%	01/12/10	2,385	2,337,300
ICICI Bank, Ltd. (Singapore), Notes, 144A	Baa2	5.750%	11/16/10	1,410	1,419,942
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(c)	A2	7.900%	04/29/49	2,000	1,750,200
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, Ser. C, M.T.N.(a)	A2	4.250%	02/08/10	1,170	1,174,636
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	4.790%	08/04/10	295	296,556
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, Ser. C, M.T.N.	A2	5.000%	01/15/15	615	561,708
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, M.T.N.	A2	5.770%	07/25/11	520	529,176
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	6.400%	08/28/17	35	30,984
Merrill Lynch & Co., Inc., Notes, M.T.N.	A2	6.875%	04/25/18	980	907,045
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.300%	03/01/13	265	268,410
Morgan Stanley, Sr. Unsec’d. Notes, Ser. E	A2	5.450%	01/09/17	2,345	2,189,719
Morgan Stanley, Sr. Unsec’d. Notes, M.T.N.	A2	5.950%	12/28/17	620	594,927
Morgan Stanley, Sr. Unsec’d. Notes(a)	A2	7.300%	05/13/19	475	492,551
MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes.(c)	A2	6.346%	07/25/49	800	700,328
PNC Funding Corp., Gtd. Notes	A3	6.700%	06/10/19	1,000	1,031,399
Santander Central Hispano Issuances (Cayman Islands), Gtd. Notes.	Aa2	7.625%	09/14/10	695	713,297
Wells Fargo Bank, Sub. Notes, Ser. AI	Aa3	4.750%	02/09/15	585	554,719
Wells Fargo Bank, Sub. Notes	Aa3	6.450%	02/01/11	65	67,962
Wells Fargo Capital XIII, Gtd. Notes, Ser. G, M.T.N.(c)	Ba3	7.700%	12/29/49	1,000	830,000

					45,004,051

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, M.T.N.(f)	NR	5.250%	02/06/12	1,715	252,963
Lehman Brothers Holdings, Inc., Jr. Sub. Notes(d)(f)	NR	6.500%	07/19/17	582	58
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, M.T.N.(f)	NR	6.875%	05/02/18	700	112,000

					365,021

Building Materials & Construction — 0.1%
Hanson PLC (United Kingdom), Gtd. Notes(a)	B3	7.875%	09/27/10	1,000	965,000
Lafarge SA (France), Sr. Unsec’d. Notes	Baa3	6.150%	07/15/11	910	919,768

					1,884,768

Cable — 0.3%
AT&T Broadband LLC, Gtd. Notes	Baa1	9.455%	11/15/22	255	298,132
Comcast Corp., Gtd. Notes	Baa1	6.450%	03/15/37	155	152,759
Comcast Corp., Gtd. Notes	Baa1	6.500%	11/15/35	450	454,902
Comcast Corp., Gtd. Notes	Baa1	6.550%	07/01/39	1,075	1,073,163

SEE NOTES TO FINANCIAL STATEMENTS.

A52

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Cable (continued)
Comcast Corp., Gtd. Notes	Baa1	6.950%	08/15/37	$65	$67,774
Cox Communications, Inc., Sr. Unsec’d. Notes	Baa3	6.750%	03/15/11	950	1,002,075
Cox Communications, Inc., Sr. Unsec’d. Notes	Baa3	7.875%	08/15/09	1,275	1,283,267
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.400%	07/02/12	2,510	2,594,336
Time Warner Cable, Inc., Gtd. Notes(a)	Baa2	6.750%	06/15/39	1,575	1,532,933

					8,459,341

Capital Goods — 0.2%
American Standard, Inc., Gtd. Notes(a)	BBB+(e)	7.625%	02/15/10	770	783,108
Caterpillar, Inc., Sr. Unsec’d. Notes	A2	7.250%	09/15/09	700	707,917
Erac USA Finance Co., Gtd. Notes, 144A (original cost $459,646; purchased 10/10/07)(d)(g)	Baa2	5.800%	10/15/12	460	430,492
Erac USA Finance Co., Gtd. Notes, 144A (original cost $1,299,721; purchased 10/10/07)(d)(g)	Baa2	6.375%	10/15/17	1,302	1,175,585
Erac USA Finance Co., Gtd. Notes, 144A (original cost $376,709; purchased 10/10/07)(d)(g)	Baa2	7.000%	10/15/37	380	302,209
FedEx Corp., Gtd. Notes	Baa2	7.250%	02/15/11	400	424,058
General Electric Co., Sr. Unsec’d. Notes	Aa2	5.250%	12/06/17	200	196,409
TDIC Finance Ltd. (Cayman Islands), Gtd. Notes, 144A, M.T.N.	Aa2	6.500%	07/02/14	1,925	1,929,813

					5,949,591

Chemicals — 0.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	6.125%	02/01/11	685	699,652
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	1,800	1,854,002
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	720	698,564
PPG Industries, Inc., Sr. Unsec’d. Notes	A3	5.750%	03/15/13	1,500	1,559,216
Union Carbide Corp., Sr. Unsec’d. Notes	Ba2	7.500%	06/01/25	460	309,146

					5,120,580

Consumer — 0.2%
Avon Products, Inc., Sr. Unsec’d. Notes	A2	5.750%	03/01/18	1,500	1,523,358
Fortune Brands, Inc., Sr. Unsec’d. Notes	Baa2	6.375%	06/15/14	2,250	2,237,186
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18	1,700	1,423,282
Whirlpool Corp., Sr. Unsec’d. Notes	Baa3	6.125%	06/15/11	965	944,827

					6,128,653

Electric — 0.9%
Appalachian Power Co., Sr. Unsec’d. Notes, Ser. J	Baa2	4.400%	06/01/10	620	628,929
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.250%	08/01/16	175	172,337
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.375%	10/15/11	1,305	1,353,780
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa2	6.350%	10/01/36	550	531,774
Carolina Power & Light Co., First Mtge. Bonds	A2	5.250%	12/15/15	525	550,651
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2	Baa2	5.700%	03/15/13	740	750,782
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. K2	Baa2	6.950%	03/15/33	590	599,357
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 05-C	A3	5.375%	12/15/15	730	760,343
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 08-B	A3	6.750%	04/01/38	200	224,483
Consumers Energy Co., First Mtge. Bonds, Ser. D	Baa1	5.375%	04/15/13	325	333,523
Dominion Resources, Inc., Sr. Unsec’d. Notes, Ser. D	Baa2	5.125%	12/15/09	970	982,292
Duke Energy Carolinas LLC, First Mtge. Bonds	A2	6.050%	04/15/38	550	582,426
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	A3	6.100%	06/01/37	960	1,004,571
E.ON International Finance BV (Netherlands), Gtd. Notes, 144A	A2	6.650%	04/30/38	890	960,654
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	670	506,186
Empresa Nacional de Electricidad S.A. (Chile), Unsub. Notes	Baa3	8.625%	08/01/15	1,295	1,497,170
Energy East Corp., Sr. Unsec’d. Notes	A3	6.750%	09/15/33	145	143,905
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.900%	06/15/15	155	144,318
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.950%	10/01/33	295	314,146
Georgia Power Co., Sr. Unsec’d. Notes, Ser. B	A2	5.700%	06/01/17	495	530,002
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF	Baa2	5.050%	11/15/14	460	465,176

SEE NOTES TO FINANCIAL STATEMENTS.

A53

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Electric (continued)
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A2	6.250%	06/17/14	$1,770	$1,765,614
Midamerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.750%	04/01/18	205	213,241
Midamerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37	300	289,583
National Rural Utilities Cooperative Finance Corp., Sr. Unsec’d. Notes, Ser. C, M.T.N.	A2	7.250%	03/01/12	90	98,301
Nevada Power Co., Genl. Ref. Mtge., Ser. O	Baa3	6.500%	05/15/18	1,260	1,287,840
NiSource Finance Corp., Gtd. Notes	Baa3	5.250%	09/15/17	245	210,088
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	350	294,379
Oncor Electric Delivery Co., Sr. Sec’d. Notes	Baa1	6.375%	01/15/15	345	360,744
Oncor Electric Delivery Co., Sr. Sec’d. Notes	Baa1	7.000%	09/01/22	475	501,634
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.050%	03/01/34	1,550	1,608,027
PPL Electric Utilities Corp., Sr. Sec’d. Notes	A3	6.250%	08/15/09	1,500	1,505,531
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	140	135,917
Public Service Electric & Gas Co., Sec’d. Notes, M.T.N.	A3	5.800%	05/01/37	535	552,791
Southern California Edison Co., Ser. 04-F	A2	4.650%	04/01/15	470	475,371
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	199	195,824
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	07/01/36	445	444,263

					22,975,953

Energy – Integrated — 0.1%
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	7.250%	12/15/19	325	355,086
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A (original cost $1,479,380; purchased 7/13/06-2/07/07)(g)	Baa2	7.500%	07/18/16	1,425	1,214,812
Western Oil Sands, Inc. (Canada), Gtd. Notes	Baa1	8.375%	05/01/12	360	396,486

					1,966,384

Energy – Other — 0.2%
Devon Financing Corp. ULC (Canada), Gtd. Notes	Baa1	7.875%	09/30/31	225	264,939
Halliburton Co., Sr. Unsec’d. Notes	A2	5.500%	10/15/10	150	156,883
Nexen, Inc. (Canada), Sr. Unsec’d. Notes	Baa3	6.400%	05/15/37	200	183,692
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	1,500	1,306,776
Valero Energy Corp., Sr. Unsec’d. Notes	Baa2	6.625%	06/15/37	255	217,546
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13	1,315	1,255,045
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.250%	08/01/17	585	615,589

					4,000,470

Foods — 0.3%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A(a)	Baa2	8.000%	11/15/39	650	708,553
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A(a)	Baa2	8.200%	01/15/39	885	985,601
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	1,040	1,011,912
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	8.500%	06/15/19	985	1,029,967
Cargill, Inc., Sr. Unsec’d. Notes, 144A	A2	6.000%	11/27/17	670	666,900
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	7.875%	09/15/10	46	48,750
Delhaize Group (Belgium), Sr. Unsec’d. Notes	Baa3	6.500%	06/15/17	480	490,163
General Mills, Inc., Sr. Unsec’d. Notes(a)	Baa1	6.000%	02/15/12	1,050	1,130,425
Kroger Co. (The), Gtd. Notes	Baa2	6.750%	04/15/12	45	48,652
Kroger Co. (The), Gtd. Notes	Baa2	6.800%	04/01/11	670	709,303
McDonald’s Corp., Sr. Unsec’d. Notes, M.T.N.	A3	6.300%	03/01/38	685	741,611
Tricon Global Restaurants, Sr. Unsec’d. Notes	Baa3	8.875%	04/15/11	180	196,486
Tyson Foods, Inc., Gtd. Notes	Ba3	7.850%	04/01/16	735	708,730

					8,477,053

Foreign Government Bonds — 0.1%
DP World Ltd. (UAE), Sr. Unsec’d. Notes, 144A	A1	6.850%	07/02/37	1,680	1,117,200
Pemex Project Funding Master Trust, (Mexico) Gtd. Notes	Baa1	8.625%	12/01/23	350	378,000
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A	Baa1	6.299%	05/15/17	2,190	1,883,400

					3,378,600

SEE NOTES TO FINANCIAL STATEMENTS.

A54

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Gaming
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes, Ser. A, 144A	CCC-(e)	10.000%	12/15/18	$625	$359,375

Healthcare & Pharmaceutical — 0.5%
Abbott Laboratories, Sr. Unsec’d. Notes(h)	A1	5.875%	05/15/16	1,145	1,248,761
AmerisourceBergen Corp., Gtd. Notes	Baa3	5.625%	09/15/12	915	902,125
Covidien International Finance SA (Luxembourg), Gtd. Notes	Baa1	6.000%	10/15/17	1,150	1,222,965
Express Scripts, Inc., Sr. Unsec’d. Notes	Baa3	7.250%	06/15/19	700	771,921
Genentech, Inc., Sr. Unsec’d. Notes	A1	4.750%	07/15/15	280	289,295
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	6.375%	05/15/38	870	946,068
HCA, Inc., Sec’d. Notes	B2	9.250%	11/15/16	1,925	1,896,125
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa3	5.625%	12/15/15	580	540,673
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.750%	11/15/36	110	109,840
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.850%	06/30/39	265	272,224
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.950%	12/01/28	165	170,734
Schering-Plough Corp., Sr. Unsec’d. Notes(a)	Baa1	6.000%	09/15/17	884	941,464
Schering-Plough Corp., Sr. Unsec’d. Notes	Baa1	6.550%	09/15/37	340	364,610
Wyeth, Sr. Unsec’d. Notes	A3	5.500%	03/15/13	1,210	1,293,616
Wyeth, Sr. Unsec’d. Notes	A3	5.950%	04/01/37	1,715	1,774,215
Wyeth, Sr. Unsec’d. Notes	A3	6.450%	02/01/24	60	64,596

					12,809,232

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	A3	5.750%	06/15/11	390	407,724
Aetna, Inc., Sr. Unsec’d. Notes	A3	6.625%	06/15/36	515	468,160
Cigna Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36	670	479,725
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125%	01/15/15	1,290	1,119,385
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	5.250%	03/15/11	1,350	1,393,249
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	06/15/17	195	187,986
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	06/15/37	420	364,156
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	11/15/37	420	376,572
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.000%	12/15/14	860	838,527

					5,635,484

Insurance — 0.3%
American International Group, Inc., Sr. Unsec’d. Notes	A3	4.250%	05/15/13	580	335,970
AXA SA (France), Sub. Notes	A3	8.600%	12/15/30	155	145,210
Berkshire Hathaway Finance Corp., Gtd. Notes	Aa2	4.750%	05/15/12	440	467,168
Liberty Mutual Group, Inc., Bonds, 144A	Baa2	7.000%	03/15/34	850	574,067
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.300%	10/09/37	492	354,288
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	605	610,126
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	Baa2	5.150%	09/15/10	265	265,568
MetLife, Inc., Sr. Unsec’d. Notes	A2	5.700%	06/15/35	1,020	890,898
MetLife, Inc., Sr. Unsec’d. Notes	A2	6.125%	12/01/11	335	350,701
MetLife, Inc., Sr. Unsec’d. Notes	A2	6.375%	06/15/34	400	379,294
MetLife, Inc., Sr. Unsec’d. Notes	A2	6.750%	06/01/16	430	437,764
Pacific Life Insurance Co., Notes, 144A (original cost $994,522; purchased 6/16/09)(g)	A3	9.250%	06/15/39	995	965,669
St. Paul Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	A2	6.750%	06/20/36	685	742,583
W.R. Berkley Corp., Sr. Unsub. Notes	Baa2	5.600%	05/15/15	555	486,890
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19	460	349,916
XL Capital Ltd. (Cayman Islands), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	85	71,338

					7,427,450

Lodging — 0.2%
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.250%	02/15/13	1,645	1,529,850
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.750%	05/15/18	2,800	2,401,000

					3,930,850

SEE NOTES TO FINANCIAL STATEMENTS.

A55

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Media & Entertainment — 0.1%
Time Warner, Inc., Gtd. Notes	Baa2	6.750%	04/15/11	$640	$669,805
Time Warner, Inc., Gtd. Notes(a)	Baa2	7.250%	10/15/17	790	813,558
Time Warner, Inc., Sr. Unsec’d. Notes	Baa2	9.150%	02/01/23	505	547,554
Viacom, Inc., Sr. Unsec’d. Notes	Baa3	6.750%	10/05/37	430	387,095
Viacom, Inc., Sr. Unsec’d. Notes	Baa3	6.875%	04/30/36	475	437,622

					2,855,634

Metals — 0.1%
Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB(e)	4.500%	05/15/13	115	112,090
Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB(e)	5.000%	06/01/15	600	538,071
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	Baa1	5.875%	07/15/13	1,000	1,006,267
Southern Copper Corp., Sr. Unsec’d. Notes	Baa3	7.500%	07/27/35	125	113,009
United States Steel Corp., Sr. Unsec’d. Notes	Ba3	5.650%	06/01/13	580	522,014

					2,291,451

Non-Captive Finance — 0.4%
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. A, M.T.N.	Aa2	4.375%	11/21/11	2,525	2,537,130
General Electric Capital Corp., Sr. Unsec’d. Notes, M.T.N.	Aa2	5.550%	05/04/20	1,190	1,080,700
General Electric Capital Corp., Sr. Unsec’d. Notes, M.T.N.	Aa2	5.875%	01/14/38	1,060	838,870
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. A, M.T.N.	Aa2	6.125%	02/22/11	950	995,708
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	5.700%	06/01/11	440	444,036
International Lease Finance Corp., Sr. Unsec’d. Notes	Baa2	6.375%	03/25/13	1,850	1,407,506
SLM Corp., Sr. Unsec’d. Notes, M.T.N.	Ba1	8.450%	06/15/18	4,840	4,140,547

					11,444,497

Non-Corporate
Republic of Italy (Italy), Sr. Unsec’d. Notes, M.T.N.(a)	A+(e)	5.375%	06/15/33	800	775,062

Packaging
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	Baa3	6.875%	07/15/33	515	387,597

Paper
Plum Creek Timberlands LP, Gtd. Notes	Baa3	5.875%	11/15/15	535	452,245

Pipelines & Other — 0.3%
Duke Energy Field Services LLC, Sr. Unsec’d. Notes	Baa2	7.875%	08/16/10	1,760	1,841,110
Enterprise Products Operating, LP, Gtd. Notes, Ser. B	Baa3	4.625%	10/15/09	740	742,178
Oneok Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36	420	387,244
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.000%	02/01/13	90	91,997
Spectra Energy Capital LLC, Gtd. Notes(a)	Baa1	6.200%	04/15/18	3,190	3,132,714
Spectra Energy Capital LLC, Sr. Unsec’d. Notes	Baa1	6.250%	02/15/13	235	240,607

					6,435,850

Railroads — 0.1%
Burlington Northern Santa Fe Corp., Sr. Unsec’d. Notes	Baa1	6.700%	08/01/28	670	698,703
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.150%	05/01/37	715	664,759
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25	525	488,066
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	7.800%	05/15/27	18	19,243
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	6.650%	01/15/11	750	787,087

					2,657,858

Real Estate Investment Trusts — 0.2%
Brandywine Operating Partnership, LP, Gtd. Notes	Baa3	5.750%	04/01/12	1,295	1,170,833
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12	435	395,395
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	6.300%	06/01/13	660	593,353
Simon Property Group LP, Sr. Unsec’d. Notes	A3	5.750%	05/01/12	1,500	1,524,042
Simon Property Group LP, Sr. Unsec’d. Notes(a)	A3	6.125%	05/30/18	2,800	2,604,459

					6,288,082

Retailers — 0.5%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	08/15/11	1,000	1,057,481
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	06/01/17	1,640	1,648,475

SEE NOTES TO FINANCIAL STATEMENTS.

A56

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Retailers (continued)
Federated Retail Holdings, Inc., Gtd. Notes	Ba2	5.350%	03/15/12	$390	$354,983
Gamestop Corp./Gamestop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	1,115	1,123,362
Home Depot, Inc. (The), Sr. Unsec’d. Notes	Baa1	5.875%	12/16/36	325	286,736
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.875%	12/15/37	625	628,471
Nordstrom, Inc., Sr. Unsec’d. Notes(a)	Baa2	6.250%	01/15/18	4,500	4,421,385
Target Corp., Sr. Unsec’d. Notes	A2	7.000%	01/15/38	1,525	1,625,417
Wal-Mart Stores, Inc., (The) Sr. Unsec’d. Notes	Aa2	5.250%	09/01/35	245	233,604
Wal-Mart Stores, Inc., (The) Sr. Unsec’d. Notes	Aa2	6.200%	04/15/38	500	537,330

					11,917,244

Technology — 0.3%
Affiliated Computer Services, Inc., Sr. Unsec’d. Notes	Ba2	4.700%	06/01/10	1,000	980,000
CA, Inc., Sr. Unsec’d. Notes	Baa3	4.750%	12/01/09	1,500	1,496,250
Computer Sciences Corp., Sr. Unsec’d. Notes, Ser. WI	Baa1	6.500%	03/15/18	1,800	1,839,292
Electronic Data Systems Corp., Sr. Unsec’d. Notes	A2	7.450%	10/15/29	120	144,874
Fiserv, Inc., Gtd. Notes	Baa2	6.125%	11/20/12	1,000	1,037,997
Intuit, Inc., Sr. Unsec’d. Notes	Baa2	5.400%	03/15/12	600	605,846
Jabil Circuit, Inc., Sr. Unsec’d. Notes	Ba1	5.875%	07/15/10	255	249,900
Motorola, Inc., Sr. Unsec’d. Notes	Baa3	8.000%	11/01/11	49	49,328
Oracle Corp., Sr. Unsec’d. Notes	A2	6.125%	07/08/39	590	586,071
Oracle Corp., Sr. Unsec’d. Notes	A2	6.500%	04/15/38	600	639,088

					7,628,646

Telecommunications — 1.1%
America Movil SAB de CV (Mexico), Gtd. Notes(a)	A3	6.375%	03/01/35	580	550,004
American Tower Corp., Sr. Unsec’d. Notes	Ba1	7.125%	10/15/12	845	850,281
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	260	300,087
AT&T Wireless Services, Inc., Gtd. Notes	A2	8.125%	05/01/12	640	716,532
AT&T Wireless Services, Inc., Sr. Unsec’d. Notes	A2	8.750%	03/01/31	1,339	1,631,987
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.125%	09/15/09	1,070	1,075,390
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.300%	11/15/10	1,260	1,308,146
BellSouth Corp., Sr. Unsec’d. Notes	A2	4.200%	09/15/09	1,175	1,181,314
Cingular Wireless LLC, Sr. Unsec’d. Notes	A2	7.125%	12/15/31	505	544,287
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	8.750%	06/15/30	295	345,365
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.082%	06/01/16	350	341,807
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.995%	06/01/36	1,600	1,406,998
France Telecom SA (France), Sr. Unsec’d. Notes	A3	5.375%	07/08/19	860	866,218
France Telecom SA (France), Sr. Unsec’d. Notes	A3	8.500%	03/01/31	375	481,624
Koninklijke (Royal) KPN NV (Netherlands), Sr. Unsec’d. Notes	Baa2	8.000%	10/01/10	530	556,117
PCCW-HKT Capital Ltd. (Virgin Islands (US)), Gtd. Notes, 144A	Baa2	8.000%	11/15/11	2,370	2,494,425
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.000%	08/03/09	1,500	1,500,000
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875%	03/15/12	2,000	2,015,000
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.250%	11/15/13	320	313,788
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.175%	06/18/19	2,095	2,123,691
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.877%	07/15/19	780	804,175
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	210	232,708
TELUS Corp. (Canada), Sr. Unsec’d. Notes	Baa1	8.000%	06/01/11	1,255	1,346,954
U.S. Cellular Corp., Sr. Unsec’d. Notes	Baa2	6.700%	12/15/33	275	263,441
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.100%	04/15/18	3,400	3,487,574
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	7.750%	02/15/10	800	827,048

					27,564,961

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes(a)	Baa1	9.250%	08/06/19	215	241,426
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	985	1,129,249
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	140	161,606
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	790	933,438
Lorillard Tobacco Co., Sr. Notes	Baa2	8.125%	06/23/19	765	791,595

SEE NOTES TO FINANCIAL STATEMENTS.

A57

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Tobacco (continued)
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.875%	05/16/13	$860	$902,473
Reynolds American, Inc., Gtd. Notes	Baa3	7.250%	06/15/37	320	264,177

					4,423,964

TOTAL CORPORATE BONDS (cost $247,163,276)					237,524,773

MORTGAGE BACKED SECURITIES — 13.8%
Federal Home Loan Mortgage Corp.		4.500%	02/01/19-07/01/20	4,908	5,050,826
Federal Home Loan Mortgage Corp.		5.000%	07/01/18-05/01/34	8,527	8,847,088
Federal Home Loan Mortgage Corp.		5.000%	TBA 30 YR	26,500	26,839,518
Federal Home Loan Mortgage Corp.(c)		5.230%	12/01/35	2,662	2,766,059
Federal Home Loan Mortgage Corp.		5.500%	12/01/33-05/01/38	11,462	11,871,064
Federal Home Loan Mortgage Corp.		5.500%	TBA 30 YR	18,000	18,511,884
Federal Home Loan Mortgage Corp.(c)		5.520%	06/01/36	3,546	3,708,638
Federal Home Loan Mortgage Corp.		6.000%	03/01/32-12/01/33	2,621	2,752,218
Federal Home Loan Mortgage Corp.		6.000%	TBA 30 YR	13,000	13,564,694
Federal Home Loan Mortgage Corp.		6.500%	12/01/14	238	252,542
Federal Home Loan Mortgage Corp.		7.000%	01/01/31-11/01/33	3,147	3,410,573
Federal National Mortgage Assn.(c)		3.233%	07/01/33	750	752,485
Federal National Mortgage Assn.		4.000%	06/01/19	1,523	1,551,705
Federal National Mortgage Assn.		4.000%	TBA 30 YR	1,000	966,328
Federal National Mortgage Assn.		4.500%	11/01/18-01/01/35	11,822	12,100,103
Federal National Mortgage Assn.		4.500%	TBA 30 YR	8,500	8,449,527
Federal National Mortgage Assn.		5.000%	10/01/18-05/01/38	32,365	33,126,507
Federal National Mortgage Assn.		5.000%	TBA 30 YR	13,000	13,182,806
Federal National Mortgage Assn.		5.500%	03/01/16-06/01/38	51,944	53,894,702
Federal National Mortgage Assn.		5.500%	TBA 15 YR	6,000	6,277,500
Federal National Mortgage Assn.		5.500%	TBA 30 YR	20,750	21,417,901
Federal National Mortgage Assn.(c)		5.901%	06/01/37	9,552	10,058,490
Federal National Mortgage Assn.		6.000%	04/01/13-08/01/38	26,368	27,732,589
Federal National Mortgage Assn.		6.000%	TBA 30 YR	22,500	23,512,500
Federal National Mortgage Assn.		6.500%	07/01/17-09/01/37	11,209	11,973,674
Federal National Mortgage Assn.		7.000%	08/01/11-07/01/32	823	899,683
Federal National Mortgage Assn.		7.500%	06/01/12-05/01/32	451	481,789
Government National Mortgage Assn.		4.500%	TBA 30 YR	2,000	1,990,630
Government National Mortgage Assn.		5.000%	TBA 30 YR	2,000	2,038,750
Government National Mortgage Assn.		5.500%	11/15/32-02/15/36	10,913	11,327,454
Government National Mortgage Assn.		6.000%	02/15/33-11/15/36	5,224	5,469,181
Government National Mortgage Assn.		6.000%	TBA 30 YR	5,500	5,728,591
Government National Mortgage Assn.		6.500%	10/15/23-07/15/35	4,683	5,010,140
Government National Mortgage Assn.		8.000%	01/15/24-04/15/25	126	138,370

TOTAL MORTGAGE BACKED SECURITIES (cost $347,893,842)					355,656,509

MUNICIPAL BONDS
New Jersey State Turnpike Authority	A3	7.414%	01/01/40	450	533,556
State of California(a)	A2	7.550%	04/01/39	725	662,592

TOTAL MUNICIPAL BONDS (cost $1,184,960)					1,196,148

RESIDENTIAL MORTGAGE BACKED SECURITIES — 0.3%
Amortizing Residential Collateral Trust, Ser. 2002-BC7, Class M2(c)	CCC(e)	1.664%	10/25/32	107	8,500
Amortizing Residential Collateral Trust, Ser. 2002-BC9, Class M1(c)	Baa3	1.964%	12/25/32	2,106	1,007,613
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(c)	Baa2	1.964%	03/25/33	580	353,672
Centex Home Equity, Ser. 2005-A, Class M2(c)	Aa3	0.814%	01/25/35	1,790	963,510

SEE NOTES TO FINANCIAL STATEMENTS.

A58

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Credit-Based Asset Servicing And Securitization LLC, Ser. 2005-CB6, Class A3	A3	5.120%	07/25/35	$681	$569,028
Equity One ABS, Inc., Ser. 2004-3, Class M1	Aa2	5.700%	07/25/34	1,033	696,554
First Franklin Mortgage Loan Trust, Ser. 2005-FFH1, Class M2(c)	Ba3	0.834%	06/25/36	1,450	84,002
Household Home Equity Loan Trust, Ser. 2005-2, Class M2(c)	Aa1	0.805%	01/20/35	444	238,101
Morgan Stanley ABS Capital I, Ser. 2004-NC3, Class M2(c)	A2	1.964%	03/25/34	430	268,429
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(c)	B3	1.214%	07/25/32	1,173	514,129
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(c)	A2	1.589%	09/25/32	936	484,442
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC2, Class M2, 144A(c)	NR	2.639%	04/25/32	361	100,192
Saxon Asset Securities Trust, Ser. 2005-2, Class M2(c)	A2	0.754%	10/25/35	1,170	233,405
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M1(c)	Aa2	1.079%	02/25/34	1,325	752,709
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3(c)	Caa1	0.564%	05/25/36	1,100	278,220

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (cost $14,706,016)					6,552,506

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
Egypt Government AID Bonds (Egypt)		4.450%	09/15/15	650	677,274
Federal Farm Credit Bank		2.125%	06/18/12	5,355	5,372,607
Federal Farm Credit Bank(a)		4.875%	01/17/17	855	909,944
Federal Home Loan Bank		4.500%	05/13/11	160	169,651
Federal Home Loan Bank		5.000%	11/17/17	635	675,713
Federal Home Loan Bank		5.625%	06/11/21	2,390	2,509,980
Federal Home Loan Mortgage Corp.		3.750%	03/27/19	4,835	4,751,084
Federal Home Loan Mortgage Corp.		5.250%	04/18/16	3,365	3,725,105
Federal National Mortgage Assn		6.625%	11/15/30	2,245	2,749,620
Resolution Funding Corp. Interest Strip(i)		5.000%	04/15/18	2,615	1,808,341
Tennessee Valley Authority		4.500%	04/01/18	1,445	1,474,118
Tennessee Valley Authority, Ser. E		6.250%	12/15/17	560	641,683

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $25,645,336)					25,465,120

U.S. GOVERNMENT TREASURY OBLIGATIONS — 3.9%
United States Treasury Bonds		3.500%	02/15/39	1,575	1,361,887
United States Treasury Bonds		4.250%	05/15/39	4,065	4,023,700
United States Treasury Bonds		6.000%	02/15/26	385	464,346
United States Treasury Bonds(a)		6.250%	08/15/23	10,495	12,784,222
United States Treasury Bonds		7.875%	02/15/21	2,290	3,109,032
United States Treasury Bonds		8.125%	08/15/21	3,665	5,085,759
United States Treasury Bonds		8.750%	08/15/20	2,830	4,053,975
United States Treasury Bonds(h)		8.875%	08/15/17	5,505	7,609,374
United States Treasury Inflation Index Bonds		2.375%	01/15/25	1,878	1,929,966
United States Treasury Inflation Index Bonds		3.375%	04/15/32	306	384,430
United States Treasury Inflation Index Bonds		3.625%	04/15/28	1,200	1,459,828
United States Treasury Inflation Index Notes		0.625%	04/15/13	812	802,425
United States Treasury Inflation Index Notes		0.875%	04/15/10	715	714,699
United States Treasury Inflation Index Notes		1.250%	04/15/14	544	546,265
United States Treasury Inflation Index Notes		1.375%	07/15/18	786	762,014
United States Treasury Inflation Index Notes		1.625%	01/15/15	1,279	1,272,593
United States Treasury Inflation Index Notes		1.625%	01/15/18	987	977,682
United States Treasury Inflation Index Notes		1.750%	01/15/28	952	898,096
United States Treasury Inflation Index Notes		1.875%	07/15/13	987	1,012,077
United States Treasury Inflation Index Notes		1.875%	07/15/15	1,107	1,119,272
United States Treasury Inflation Index Notes		2.000%	01/15/26	1,230	1,204,307
United States Treasury Inflation Index Notes		2.000%	07/15/14	1,199	1,227,143
United States Treasury Inflation Index Notes		2.000%	01/15/16	1,219	1,237,609
United States Treasury Inflation Index Notes		2.000%	04/15/12	877	902,336

SEE NOTES TO FINANCIAL STATEMENTS.

A59

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

U.S. GOVERNMENT TREASURY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

United States Treasury Inflation Index Notes	2.000%	01/15/14	$1,258	$1,286,510
United States Treasury Inflation Index Notes	2.125%	01/15/19	834	861,593
United States Treasury Inflation Index Notes	2.375%	04/15/11	1,198	1,233,337
United States Treasury Inflation Index Notes	2.375%	01/15/27	1,026	1,061,806
United States Treasury Inflation Index Notes	2.375%	01/15/17	1,078	1,125,302
United States Treasury Inflation Index Notes	2.500%	01/15/29	447	474,836
United States Treasury Inflation Index Notes	2.625%	07/15/17	463	493,337
United States Treasury Inflation Index Notes	3.000%	07/15/12	1,637	1,733,697
United States Treasury Inflation Index Notes	3.375%	01/15/12	528	561,548
United States Treasury Inflation Index Notes	3.500%	01/15/11	913	952,345
United States Treasury Inflation Index Notes	3.875%	04/15/29	1,200	1,522,186
United States Treasury Notes	0.875%	05/31/11	1,780	1,773,610
United States Treasury Notes	1.125%	06/30/11	705	705,056
United States Treasury Notes(a)	1.875%	06/15/12	6,750	6,799,073
United States Treasury Notes	2.625%	06/30/14	1,205	1,208,772
United States Treasury Notes	3.125%	05/15/19	125	120,899
United States Treasury Notes	3.250%	06/30/16	2,580	2,589,272
United States Treasury Strips(i)	3.920%	02/15/19	4,295	2,966,557
United States Treasury Strips(a)(i)	4.260%	05/15/20	7,430	4,699,453
United States Treasury Strips(i)	4.550%	11/15/18	1,230	858,557
United States Treasury Strips(a)	5.310%	05/15/20	13,910	8,771,841
United States Treasury Strips(i)	5.500%	11/15/20	2,455	1,501,237
United States Treasury Strips(a)(i)	5.850%	11/15/21	4,105	2,380,797

TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (cost $96,442,765)				100,624,658

TOTAL LONG-TERM INVESTMENTS (cost $2,366,481,711)				2,384,233,174

SHORT-TERM INVESTMENTS — 22.5%
U.S. GOVERNMENT TREASURY OBLIGATION — 0.2%
United States Treasury Bill (cost $4,394,010)(j)	0.294%	12/17/09	4,400	4,393,184

			Shares
AFFILIATED MUTUAL FUNDS — 22.3%
Dryden Core Investment Fund — Short-Term Bond Series (cost $167,366,539) (Note 4)(k)			16,901,530	132,338,981
Dryden Core Investment Fund — Taxable Money Market Series (cost $441,132,616; includes $258,747,395 of cash collateral received for securities on loan) (Note 4)(k)(l)			441,132,616	441,132,616

TOTAL AFFILIATED MUTUAL FUNDS (cost $608,499,155)				573,471,597

TOTAL SHORT-TERM INVESTMENTS (cost $612,893,165)				577,864,781

TOTAL INVESTMENTS — 115.1% (cost $2,979,374,876)				2,962,097,955
LIABILITIES IN EXCESS OF OTHER ASSETS(m) — (15.1)%				(388,801,091)

NET ASSETS — 100.0%				$2,573,296,864

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
I/O	Interest Only
M.T.N.	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced
ULC	Unlimited Liability Corporation

SEE NOTES TO FINANCIAL STATEMENTS.

A60

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

#	Principal amount shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of June 30, 2009. Ratings of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $249,751,736; cash collateral of $258,747,395 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Non-income producing security.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2009.

(d)	Indicates a security that has been deemed illiquid.

(e)	Standard & Poor’s Rating.

(f)	Represents issuer in default on interest payments and/or principal repayment; non income producing security.

(g)	Indicates a restricted security; the aggregate original cost of such securities is $4,609,978. The aggregate market value of $4,088,767 is approximately 0.2% of net assets.

(h)	Security segregated as collateral for futures contracts.

(i)	Represents zero-coupon bond. Rate shown reflects the effective yield at June 30, 2009.

(j)	Rate quoted represents yield-to-maturity as of purchase date.

(k)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and the Dryden Core Investment Fund—Short-Term Bond Series.

(l)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(m)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at June 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2009	Unrealized Appreciation/ (Depreciation)
Long Positions:
339	2-Yr. U.S. T-Notes	Sep. 2009	$72,865,371	$73,298,156	$432,785
557	5-Yr. U.S. T-Notes	Sep. 2009	63,698,157	63,898,344	200,187
175	S&P 500 Index	Sep. 2009	40,928,275	40,053,125	(875,150)

					$(242,178)

Short Positions:
20	10-Yr. U.S. T-Notes	Sep. 2009	2,329,038	2,325,312	$3,726
53	U.S. Long Bond	Sep. 2009	5,998,716	6,273,047	(274,331)

					$(270,605)

					$(512,783)

Interest rate swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services(a)	6/17/2011	$6,000	1.670%	3 Month LIBOR	$(21,332)
Morgan Stanley Capital Services(b)	6/17/2014	5,000	3.190%	3 Month LIBOR	59,906
Morgan Stanley Capital Services(a)	6/17/2019	1,400	4.030%	3 Month LIBOR	(34,730)

					$3,844

(a)	Portfolio pays the fixed rate and receives the floating rate.

(b)	Portfolio pays the floating rate and receives the fixed rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A61

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Credit default swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/Obligation	Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues-Buy protection(1)
Citibank NA	9/20/2012	$3,200	0.32%	Altria Group, Inc., 7.00%, 11/04/13	$53,909	$—	$53,909
Barclays Bank PLC	9/20/2012	2,900	0.595%	Fortune Brands, Inc., 5.375%, 01/15/16	83,241	—	83,241
Deutsche Bank AG	6/20/2013	1,850	2.00%	International Lease Finance Corp., 4.15%, 01/20/15	383,408	—	383,408
JPMorgan Chase Bank	6/20/2014	1,150	0.65%	Bunge Ltd. Finance Corp., 5.35%, 04/15/14	75,412	—	75,412
Credit Suisse International	6/20/2018	3,400	0.97%	Verizon Communications, Inc., 4.90%, 09/15/15	(41,821)	—	(41,821)
Merrill Lynch Capital Services, Inc.	9/20/2016	735	1.73%	Tyson Foods, Inc., 6.85%, 04/01/16	10,112	—	10,112
Morgan Stanley Capital Services, Inc.	3/20/2018	1,500	0.70%	Avon Products, Inc., 7.15%, 11/15/09	(34,250)	—	(34,250)
Barclays Bank PLC	3/20/2018	1,800	1.22%	Computer Sciences Corp., 5.00%, 02/15/13	(87,630)	—	(87,630)
Deutsche Bank AG	3/20/2018	4,500	0.99%	Nordstrom, Inc., 6.95%, 3/15/28	325,374	—	325,374
Merrill Lynch Capital Services, Inc.	6/20/2018	500	1.13%	Spectra Energy Capital LLC, 6.25%, 02/15/13	(19,328)	—	(19,328)
Morgan Stanley Capital Services, Inc.	6/20/2018	1,700	1.00%	Newell Rubbermaid, Inc., 6.35%, 7/15/28	64,048	—	64,048
Merrill Lynch Capital Services, Inc.	6/20/2018	1,800	3.05%	SLM Corp., 5.125%, 06/27/12	373,337	—	373,337
Deutsche Bank AG	6/20/2018	2,200	1.15%	Spectra Energy Capital LLC, 6.25%, 02/15/13	(88,411)	—	(88,411)
Morgan Stanley Capital Services, Inc.	6/20/2018	2,800	0.97%	Simon Property Group L.P., 5.25%, 12/01/16	228,441	—	228,441
Merrill Lynch Capital Services, Inc.	6/20/2018	2,800	1.45%	Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 05/15/18	311,828	—	311,828
Merrill Lynch Capital Services, Inc.	3/25/2036	1,000	3.72%	Ameriquest Mortgage Securities, Inc., Ser. 2006-R1, Class M9, 7.82%, 03/25/36	934,305	—	934,305
Citibank NA	3/20/2014	1,000	3.95%	Whirlpool Corp., 7.75%, 7/15/16	(56,404)	—	(56,404)
Deutsche Bank AG	3/20/2014	1,645	7.05%	Starwood Hotels & Resorts Worldwide, 7.875%, 5/1/12	(221,313)	—	(221,313)
Credit Suisse International	6/20/2014	1,700	2.17%	Black & Decker Corp., 5.75%, 11/15/16	(40,605)	—	(40,605)

					$2,253,653	$—	$2,253,653

Counterparty	Termination Date	Notional Amount (000)#4	Fixed Rate	Reference Entity/Obligation	Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
Credit Default Swaps on Asset-Backed Issues-Sell protection(2)
Merrill Lynch Capital Services, Inc.	3/25/2036	$1,000	9.00%	Ameriquest Mortgage Securities, Inc., Ser. 2006-R1, Class M9, 7.82%, 03/25/36	$(906,647)	$—	$(906,647)

SEE NOTES TO FINANCIAL STATEMENTS.

A62

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The Portfolio entered into credit default swaps as the protection seller on asset-backed issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	The fair value of credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset Backed Securities	$—	$6,879,506	$—
Bank Loans	—	16,266,926	—
Collateralized Mortgage Obligations	—	10,050,706	—
Commercial Mortgage Backed Securities	—	103,811,290	—
Corporate Bonds	—	237,524,773	—
Common Stocks	1,519,502,512	—	—
Mortgage Backed Securities	—	355,656,509	—
Municipal Bonds	—	1,196,148	—
Preferred Stock	702,520	—	—
Residential Mortgage Backed Securities	—	6,552,506	—
U.S. Government Agency Obligations	—	25,465,120	—
U.S. Government Treasury Obligations	—	105,017,842	—
Affiliated Mutual Funds	573,471,597	—	—

	2,093,676,629	868,421,326	—
Other Financial Instruments*	(512,783)	1,323,192	27,658

Total	$2,093,163,846	$869,744,518	$27,658

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Other Financial Instruments*
Balance as of 12/31/08	$1,511,232
Realized gain (loss)	—	**
Change in unrealized appreciation (depreciation)	(1,483,574)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 6/30/09	$27,658

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	The realized gain earned during the period for other financial instruments was $1,553,464.

SEE NOTES TO FINANCIAL STATEMENTS.

A63

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 was as follows:

Affiliated Mutual Funds (including 10.1% of collateral received for securities on loan)	22.3%
Mortgage Backed Securities	13.8
Oil, Gas & Consumable Fuels	6.3
Pharmaceuticals	4.8
U.S. Government Treasury Obligations	4.1
Commercial Mortgage Backed Securities	4.0
Computers & Peripherals	3.5
Diversified Telecommunication Services	2.3
Capital Markets	2.2
Software	2.2
Diversified Financial Services	2.1
Aerospace & Defense	1.9
Household Products	1.9
Banking	1.8
Communications Equipment	1.8
Healthcare Providers & Services	1.8
Semiconductors & Semiconductor Equipment	1.8
Beverages	1.6
Specialty Retail	1.6
Food & Staples Retailing	1.5
Food Products	1.5
Industrial Conglomerates	1.4
Commercial Banks	1.3
Healthcare Equipment & Supplies	1.3
Insurance	1.3
Tobacco	1.2
Media	1.1
Telecommunications	1.1
Electric	1.0
Hotels, Restaurants & Leisure	1.0
U.S. Government Agency Obligations	1.0
Chemicals	0.9
Electrical Utilities	0.9
Internet Software & Services	0.8
IT Services	0.8
Real Estate Investment Trusts	0.8
Energy Equipment & Services	0.7
Healthcare & Pharmaceutical	0.7
Multiline Retail	0.7
Multi-Utilities	0.7
Biotechnology	0.6
Machinery	0.6

Retailers	0.5%
Road & Rail	0.5
Cable	0.4
Collateralized Mortgage Obligations	0.4
Construction & Engineering	0.4
Containers & Packaging	0.4
Metals & Mining	0.4
Non-Captive Finance	0.4
Technology	0.4
Textiles, Apparel & Luxury Goods	0.4
Air Freight & Logistics	0.3
Asset Backed Securities	0.3
Diversified Consumer Services	0.3
Electrical Equipment	0.3
Electronic Equipment & Instruments	0.3
Foods	0.3
Household Durables	0.3
Independent Power Producers & Energy Traders	0.3
Pipelines & Other	0.3
Residential Mortgage Backed Securities	0.3
Auto Components	0.2
Capital Goods	0.2
Commercial Services & Supplies	0.2
Consumer	0.2
Consumer Finance	0.2
Energy – Other	0.2
Healthcare Insurance	0.2
Leisure Equipment & Products	0.2
Life Sciences Tools & Services	0.2
Lodging	0.2
Airlines	0.1
Building Materials & Construction	0.1
Energy – Integrated	0.1
Foreign Government Bonds	0.1
Internet & Catalog Retail	0.1
Media & Entertainment	0.1
Metals	0.1
Paper	0.1
Paper & Forest Products	0.1
Professional Services	0.1
Railroads	0.1
Wireless Telecommunication Services	0.1

115.1
Liabilities in excess of other assets	(15.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A64

FLEXIBLE MANAGED PORTFOLIO (continued)

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities: (Unaudited)

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Unrealized appreciation on swaps	$59,906		Unrealized depreciation on swaps	$56,062
Interest rate contracts	Due to broker-variation margin	636,698	*	Due to broker-variation margin	274,331	*
Credit contracts	Unrealized appreciation on swaps	2,843,415		Unrealized depreciation on swaps	1,496,409
Equity contracts	—	—		Due to broker-variation margin	875,150	*

Total		$3,540,019			$2,701,952

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows: (Unaudited)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Purchased Options	Written Options	Total
Interest rate contracts	$282,289	$505,199	$(119,911)	$43,436	$711,013
Credit contracts	—	1,398,435	—	—	1,398,435
Equity contracts	1,938,950	—	—	—	1,938,950

Total	$2,221,239	$1,903,634	$(119,911)	$43,436	$4,048,398

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$(2,309,890)	$120,161	$(2,189,729)
Credit contracts	—	(4,497,377)	(4,497,377)
Equity contracts	(958,250)	—	(958,250)

Total	$(3,268,140)	$(4,377,216)	$(7,645,356)

SEE NOTES TO FINANCIAL STATEMENTS.

A65

FLEXIBLE MANAGED PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS
Investments, at value including securities on loan of $249,751,736:
Unaffiliated investments (cost $2,370,875,721)	$2,388,626,358
Affiliated investments (cost $608,499,155)	573,471,597
Cash	25,617
Receivable for investments sold	160,146,475
Dividends and interest receivable	9,185,965
Unrealized appreciation on swaps	2,903,321
Foreign tax reclaim receivable	497,763
Receivable for Series shares sold	45
Prepaid expenses	7,293

Total Assets	3,134,864,434

LIABILITIES
Payable for investments purchased	298,648,863
Collateral for securities on loan	258,747,395
Unrealized depreciation on swaps	1,552,471
Management fee payable	1,265,447
Payable for Series shares repurchased	573,133
Accrued expenses and other liabilities	443,579
Due to broker-variation margin	336,082
Affiliated transfer agent fee payable	600

Total Liabilities	561,567,570

NET ASSETS	$2,573,296,864

Net assets were comprised of:
Paid-in capital	$3,215,160,518
Retained earnings	(641,863,654)

Net assets, June 30, 2009	$2,573,296,864

Net asset value and redemption price per share, $2,573,296,864 / 209,421,303 outstanding shares of beneficial interest	$12.29

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $253)	$19,928,472
Unaffiliated interest income	19,117,406
Affiliated dividend income	2,032,584
Affiliated income from securities loaned, net	746,844

41,825,306

EXPENSES
Management fee	7,342,953
Custodian’s fees and expenses	226,000
Shareholders’ reports	151,000
Insurance expenses	34,000
Trustees’ fees	22,000
Audit fee	18,000
Commitment fee on syndicated credit agreement	12,000
Legal fees and expenses	9,000
Transfer agent’s fee and expenses (including affiliated expense of $1,800) (Note 4)	5,000
Miscellaneous	14,625

Total expenses	7,834,578

NET INVESTMENT INCOME	33,990,728

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated: $(1,632,890))	(286,788,647)
Short sale transactions	(92,305)
Futures transactions	2,221,239
Swap agreement transactions	1,903,634
Written option transactions	43,436
Foreign currency transactions	1,503

(282,711,140)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $9,620,405)	331,609,687
Futures	(3,268,140)
Swaps	(4,377,216)
Foreign currencies	(4,092)

323,960,239

NET GAIN ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	41,249,099

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$75,239,827

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$33,990,728	$91,569,165
Net realized loss on investment, swap and foreign currency transactions	(282,711,140)	(353,630,781)
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	323,960,239	(627,558,587)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	75,239,827	(889,620,203)

DISTRIBUTIONS	(91,535,531)	(353,573,797)

SERIES SHARE TRANSACTIONS:
Series shares sold [578,895 and 1,347,523 shares, respectively]	6,741,013	19,045,784
Series shares issued in reinvestment of distributions [7,405,787 and 22,635,967 shares, respectively]	91,535,531	353,573,797
Series shares repurchased [10,934,187 and 14,641,462 shares, respectively]	(130,291,359)	(224,142,062)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(32,014,815)	148,477,519

TOTAL DECREASE IN NET ASSETS	(48,310,519)	(1,094,716,481)
NET ASSETS:
Beginning of period	2,621,607,383	3,716,323,864

End of period	$2,573,296,864	$2,621,607,383

SEE NOTES TO FINANCIAL STATEMENTS.

A66

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS — 96.7%
COMMON STOCKS — 96.6%	Shares	Value (Note 2)

Australia — 2.9%
Amcor Ltd.	203,600	$818,684
Australia & New Zealand Banking Group Ltd.	89,300	1,183,447
AWB Ltd.	271,500	257,025
BHP Billiton Ltd., ADR(a)	21,794	1,192,786
BHP Billiton PLC, ADR(a)	56,100	2,550,306
BlueScope Steel Ltd.	218,400	442,850
Centennial Coal Co. Ltd.	220,700	433,433
Downer EDI Ltd.	215,400	968,626
Goodman Fielder Ltd.	443,900	465,671
Macquarie Group Ltd.	11,200	350,634
National Australia Bank Ltd.	86,200	1,552,998
OZ Minerals Ltd.	268,220	196,636
Pacific Brands Ltd.	460,600	315,696
Qantas Airways Ltd.	520,100	842,197
TABCORP Holdings Ltd.	90,900	523,141
Woolworths Ltd.	84,651	1,795,953
WorleyParsons Ltd.	53,665	1,022,768

		14,912,851

Austria
Voestalpine AG	9,500	261,668

Belgium
AGFA-Gevaert NV(b)	62,200	178,179

Brazil — 2.1%
BM&F Bovespa SA	186,712	1,114,841
Itau Unibanco Holding SA, ADR	92,526	1,464,687
Petroleo Brasileiro SA, ADR	125,665	5,149,752
Petroleo Brasileiro SA	94,536	1,570,856
Redecard SA	74,100	1,134,473
Weg SA	70,500	500,102

		10,934,711

Canada — 2.0%
Agnico-Eagle Mines Ltd.	15,693	823,569
Brookfield Asset Management, Inc. (Class A Stock)	71,903	1,227,384
Canadian National Railway Co.(a)	47,800	2,053,488
Potash Corp. of Saskatchewan, Inc.	25,895	2,409,530
Research In Motion Ltd.(b)	12,949	920,026
Shoppers Drug Mart Corp.	50,495	2,170,180
Tim Hortons, Inc.	31,032	758,225

		10,362,402

China — 1.5%
China Life Insurance Co. Ltd. (Class H Stock)	518,000	1,903,754
China Oilfield Services Ltd. (Class H Stock)	942,000	1,015,023
China Overseas Land & Investment Ltd.	730,000	1,684,833
China Railway Construction Corp. Ltd. (Class H Stock)	700,000	1,074,213
Citic Pacific Ltd.	204,000	420,146
CNOOC Ltd.	1,128,000	1,389,529
LI Ning Co. Ltd.	84,500	247,955

		7,735,453

COMMON STOCKS (continued)	Shares	Value (Note 2)

Denmark — 1.1%
Danisco A/S	14,500	$568,197
Danske Bank A/S(b)	44,500	767,697
H Lundbeck A/S	49,400	939,868
Novo Nordisk A/S (Class B Stock)	40,616	2,212,160
Vestas Wind Systems A/S(b)	14,706	1,055,371

		5,543,293

Finland — 0.3%
Pohjola Bank PLC	30,700	245,971
Rautaruukki Oyj	22,300	447,280
Tieto Oyj	56,200	747,846

		1,441,097

France — 4.1%
Alstom SA	32,957	1,956,880
Arkema SA	530	12,483
BNP Paribas	19,800	1,291,211
Compagnie Generale des Etablissements Michelin (Class B Stock)	8,400	481,083
Credit Agricole SA	29,400	368,625
France Telecom SA	42,900	976,133
Iliad SA	13,928	1,354,484
Lagardere SCA	14,000	466,749
Rallye SA	13,400	355,596
Safran SA	72,500	960,258
Sanofi-Aventis SA	43,600	2,576,319
Schneider Electric SA	22,365	1,711,778
Thales SA	13,700	615,051
Thomson(b)	80,000	70,816
Total SA, ADR(a)	70,750	3,836,773
Total SA	27,900	1,512,201
Vinci SA	43,721	1,972,879
Vivendi	32,900	789,730

		21,309,049

Germany — 2.7%
Aurubis AG	10,300	303,099
BASF SE	38,800	1,549,681
Daimler AG	19,500	706,510
Deutsche Bank AG	11,600	705,746
Deutsche Lufthansa AG	51,700	650,738
E.ON AG	108,956	3,869,252
Hannover Rueckversicherung AG(b)	11,800	433,570
MTU Aero Engines Holding AG	28,100	1,026,778
Muenchener Rueckversicherungs AG	12,000	1,620,257
RWE AG	7,100	562,000
Suedzucker AG	21,000	424,746
Thomas Cook Group PLC	164,000	555,706
ThyssenKrupp AG	65,000	1,621,146

		14,029,229

Greece
Alpha Bank A.E.(b)	19,800	216,773

Hong Kong — 0.8%
Chaoda Modern Agriculture Holdings Ltd.	966,070	564,935
Li & Fung Ltd.	418,000	1,116,072
Noble Group Ltd.	1,794,000	2,235,997

		3,917,004

SEE NOTES TO FINANCIAL STATEMENTS.

A67

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

India — 0.8%
HDFC Bank, Ltd., ADR	7,809	$805,342
Infosys Technologies Ltd., ADR(a)	58,087	2,136,440
Vedanta Resources PLC	68,676	1,462,065

		4,403,847

Indonesia — 0.2%
Bank Rakyat Indonesia	1,825,000	1,118,940

Ireland — 0.7%
Allied Irish Banks PLC	42,100	101,169
Bank of Ireland (Governor & Co.)(b)	83,300	197,768
CRH PLC	57,263	1,311,408
Irish Life & Permanent PLC	51,300	261,974
Ryanair Holdings PLC, ADR(b)	66,115	1,877,005

		3,749,324

Israel — 0.6%
Teva Pharmaceutical Industries Ltd., ADR(a)	63,900	3,152,826

Italy — 1.6%
Banco Popolare SC(b)	38,200	285,665
Ciments Francais SA	5,200	441,960
Endesa SA	26,300	631,698
Enel SpA	92,100	449,626
ENI SpA	89,300	2,117,941
Finmeccanica SpA	20,900	294,733
Fondiaria-Sai SpA	19,900	321,225
Indesit Co. SpA(b)	51,100	261,774
Saipem SpA	77,355	1,889,910
Telecom Italia SpA	796,300	1,104,059
Unione di Banche Italiane SCPA	33,200	432,638

		8,231,229

Japan — 7.5%
Aeon Credit Service Co. Ltd.	16,100	210,639
Alpine Electronics, Inc.	41,600	430,337
Alps Electric Co. Ltd.	49,700	269,457
Aoyama Trading Co. Ltd.	34,300	591,996
Asahi Kasei Corp.	226,100	1,147,176
Astellas Pharma, Inc.	36,200	1,278,300
Circle K Sunkus Co. Ltd.	46,900	731,575
Denki Kagaku Kogyo K K	224,900	624,625
Fast Retailing Co. Ltd.	9,500	1,238,083
Fuji Heavy Industries Ltd.	129,000	521,176
Hitachi Capital Corp.	49,400	668,230
Hitachi Information Systems Ltd.	28,300	597,066
Honda Motor Co. Ltd.	17,100	470,436
Jupiter Telecommunications Co. Ltd.	1,616	1,225,783
KDDI Corp.	200	1,061,209
Keihin Corp.	78,900	1,036,641
Kurabo Industries Ltd.	173,100	358,203
Kurita Water Industries Ltd.	20,436	659,994
Kyoei Steel Ltd.	42,800	1,208,921
Kyowa Exeo Corp.	56,000	556,836
Marubeni Corp.	196,700	869,962
Mitsubishi Corp.	103,900	1,917,289
Mitsui & Co. Ltd.	66,000	782,079
Mitsui Chemicals, Inc.	148,000	471,785
Mizuho Financial Group, Inc.	198,100	460,253

COMMON STOCKS (continued)	Shares	Value (Note 2)

Japan (continued)
Nifco, Inc.	33,400	$517,398
Nintendo Co. Ltd.	7,500	2,075,662
Nippon Express Co. Ltd.	160,000	726,356
Nippon Light Metal Co. Ltd.(b)	457,000	520,954
Nippon Oil Corp.	185,600	1,092,909
Nippon Shokubai Co. Ltd.	161,000	1,233,784
Nippon Telegraph & Telephone Corp.	37,000	1,506,840
Nissan Motor Co. Ltd.	116,900	709,453
NTT DoCoMo, Inc.	600	877,583
Omron Corp.	36,200	524,473
Ricoh Co. Ltd.	52,000	669,874
Sanwa Holdings Corp.	281,000	1,004,581
Seiko Epson Corp.	17,100	279,068
Seino Holdings Corp.	65,000	539,187
Sumitomo Corp.	115,400	1,173,006
Sumitomo Electric Industries, Ltd.	56,700	635,710
Sumitomo Mitsui Financial Group, Inc.	10,000	404,653
Sumitomo Trust & Banking Co. Ltd. (The)	126,000	676,101
Takeda Pharmaceutical Co. Ltd.	39,900	1,551,309
Terumo Corp.	31,300	1,379,926
Toyota Motor Corp.	29,500	1,115,612
Yokohama Rubber Co. Ltd. (The)	59,600	294,867

		38,897,357

Liechtenstein
Verwaltungs- und Privat-Bank AG	2,578	253,382

Netherlands — 2.5%
Aegon NV	56,800	351,652
Anheuser-Busch InBev NV	46,968	1,703,040
ASM Pacific Technology Ltd.	73,500	375,861
CSM	32,790	485,073
European Aeronautic Defence And Space Co. NV	41,900	680,479
ING Groep NV	80,400	814,538
Koninklijke DSM NV	31,100	977,993
OCE NV	53,300	286,587
QIAGEN NV(b)	74,183	1,374,513
Royal Dutch Shell PLC, ADR(a)	35,250	1,769,197
Royal Dutch Shell PLC (Class B Stock)	162,200	4,083,449

		12,902,382

New Zealand — 0.1%
Air New Zealand Ltd.	737,900	428,780
Fisher & Paykel Appliances Holdings Ltd.	319,700	137,987

		566,767

Norway — 0.4%
DnB NOR ASA(b)	120,700	922,266
Norsk Hydro ASA(b)	54,500	280,816
StatoiHydro ASA	45,100	890,868

		2,093,950

Portugal — 0.3%
Banco Espirito Santo SA	55,100	297,131
Portugal Telecom SGPS SA	109,400	1,073,119

		1,370,250

SEE NOTES TO FINANCIAL STATEMENTS.

A68

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Singapore — 0.8%
CapitaLand Ltd.	463,000	$1,177,199
MobileOne Ltd.	390,330	412,042
Singapore Airlines Ltd.	134,266	1,229,232
Wilmar International Ltd.	303,000	1,045,093

		3,863,566

South Africa — 0.7%
MTN Group Ltd.	143,424	2,202,765
Naspers Ltd. (Class N Stock)	58,600	1,543,310

		3,746,075

Spain — 2.5%
Banco Bilbao Vizcaya Argentaria SA	114,000	1,435,436
Banco Santander SA	228,100	2,757,318
Banco Santander SA	25,333	305,747
Iberdrola Renovables SA(b)	364,888	1,672,847
Inditex SA	44,346	2,134,249
Repsol YPF SA	66,100	1,479,645
Telefonica SA	140,998	3,202,019

		12,987,261

Sweden — 0.8%
Electrolux AB, Ser. B(b)	56,900	796,010
Hennes & Mauritz AB (Class B Stock)	26,500	1,323,259
Nordea Bank AB	45,600	362,400
Svenska Handelsbanken AB (Class A Stock)	73,200	1,388,108

		3,869,777

Switzerland — 5.9%
ABB Ltd.(b)	99,498	1,571,141
Actelion Ltd.(b)	25,845	1,354,645
Adecco SA	13,100	547,543
Baloise Holding AG	14,600	1,085,706
Clariant AG(b)	103,700	656,739
Credit Suisse Group AG(b)	104,155	4,771,965
Georg Fischer AG(b)	2,000	341,909
Julius Baer Holding AG	18,977	738,057
Kuehne + Nagel International AG	10,045	789,041
Nestle SA	83,264	3,143,919
Novartis AG	36,200	1,473,602
Philip Morris International, Inc.	22,900	998,898
Rieter Holding AG(b)	2,200	369,475
Roche Holding AG	16,639	2,267,101
SGS SA	1,415	1,757,551
Sonova Holding AG	7,442	605,981
Swiss Reinsurance	25,500	847,301
Swisscom AG	6,200	1,907,871
Syngenta AG	5,095	1,185,433
Tyco Electronics Ltd.(a)	87,500	1,626,625
Zurich Financial Services AG	16,182	2,860,222

		30,900,725

Taiwan — 0.7%
MediaTek, Inc.	132,000	1,567,163
Taiwan Semiconductor Manufacturing Co. Ltd.	659,000	1,081,551
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(b)	119,009	1,119,875

		3,768,589

COMMON STOCKS (continued)	Shares	Value (Note 2)

Turkey — 0.2%
Turkiye Garanti Bankasi AS(b)	326,515	$868,644

United Kingdom — 9.3%
AMEC PLC	93,814	1,010,908
Amlin PLC	139,217	694,047
AstraZeneca PLC	71,500	3,152,609
Autonomy Corp. PLC(b)	90,048	2,133,659
Aviva PLC	118,200	665,510
Barclays PLC(b)	457,748	2,127,175
Beazley Group PLC	360,794	578,478
BG Group PLC	213,770	3,599,817
BP PLC	472,900	3,736,764
Brit Insurance Holdings PLC	227,200	707,042
British Sky Broadcasting Group PLC	275,883	2,070,975
BT Group PLC (Class A Stock)	602,100	1,008,815
Cairn Energy PLC(b)	23,695	916,178
Capita Group PLC (The)	218,241	2,573,228
Centrica PLC	88,100	323,946
Davis Service Group PLC	24,300	133,521
Drax Group PLC	94,500	684,050
DS Smith PLC	230,900	253,225
GKN PLC	302,000	617,964
GlaxoSmithKline PLC	55,000	971,481
HSBC Holdings PLC	224,000	1,869,008
IMI PLC	178,800	919,535
Legal & General Group PLC	624,000	583,658
Lloyds Banking Group PLC	381,679	439,996
Marston’s PLC	289,300	566,204
Northern Foods PLC	211,500	181,437
Old Mutual PLC	527,200	704,059
Petrofac Ltd.	81,227	896,665
Reckitt Benckiser Group PLC	54,140	2,472,460
Rolls-Royce Group PLC (Class C Stock)(b)	46,099,825	75,843
Rolls-Royce Group PLC(b)	361,672	2,162,426
Rotork PLC	43,573	594,397
Royal Bank of Scotland Group (The) PLC(b)	263,527	167,496
RSA Insurance Group PLC	300,200	596,094
Spectris PLC	98,200	892,474
Standard Chartered PLC	121,152	2,278,021
Tate & Lyle PLC	127,900	671,734
Tomkins PLC	396,100	966,204
Tullow Oil PLC	123,141	1,907,204
Vodafone Group PLC	865,600	1,683,539

		48,587,846

United States — 43.5%
3M Co.	30,900	1,857,090
Abbott Laboratories	38,129	1,793,588
Air Products & Chemicals, Inc.	20,057	1,295,482
Alcoa, Inc.(a)	61,200	632,196
Altria Group, Inc.	46,500	762,135
American Express Co.	106,097	2,465,694
Ameriprise Financial, Inc.	57,100	1,385,817
Amgen, Inc.(b)	25,600	1,355,264
Analog Devices, Inc.	42,300	1,048,194
Apple, Inc.(b)	37,466	5,336,282
AT&T, Inc.	115,200	2,861,568

SEE NOTES TO FINANCIAL STATEMENTS.

A69

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

United States (continued)
Avon Products, Inc.	57,200	$1,474,616
Baker Hughes, Inc.(a)	57,100	2,080,724
Bank of America Corp.	598,026	7,893,943
Bank of New York Mellon Corp. (The)	30,800	902,748
Boston Scientific Corp.(b)	10,300	104,442
Cablevision Systems Corp. (Class A Stock)	97,000	1,882,770
Chevron Corp.	59,250	3,925,312
Coca-Cola Co. (The)	27,200	1,305,328
Costco Wholesale Corp.(a)	59,306	2,710,284
Covidien PLC	48,700	1,823,328
CVS Caremark Corp.	109,690	3,495,821
Dell, Inc.(b)	134,700	1,849,431
DIRECTV Group, Inc. (The)(b)	26,587	656,965
Dow Chemical Co. (The)	135,836	2,192,393
E.I. du Pont de Nemours & Co.	48,600	1,245,132
Entergy Corp.	26,700	2,069,784
EOG Resources, Inc.	6,297	427,692
Exxon Mobil Corp.	63,600	4,446,276
Fifth Third Bancorp	91,000	646,100
First Solar, Inc.(b)	2,216	359,258
Fortune Brands, Inc.	42,500	1,476,450
General Dynamics Corp.	80,630	4,466,096
General Electric Co.	197,800	2,318,216
Genzyme Corp.(b)	5,589	311,140
Gilead Sciences, Inc.(b)	27,941	1,308,756
Goldman Sachs Group, Inc. (The)	47,372	6,984,528
Google, Inc. (Class A Stock)(b)	11,398	4,805,283
H&R Block, Inc.	61,700	1,063,091
Hartford Financial Services Group, Inc.(a)	20,900	248,083
Home Depot, Inc.	126,500	2,989,195
Honeywell International, Inc.	32,500	1,020,500
Illinois Tool Works, Inc.	59,800	2,232,932
Intel Corp.	15,200	251,560
International Business Machines Corp.	54,656	5,707,180
International Paper Co.	87,800	1,328,414
Johnson & Johnson	45,150	2,564,520
JPMorgan Chase & Co.	243,866	8,318,269
Juniper Networks, Inc.(b)	24,355	574,778
KeyCorp	116,000	607,840
Kraft Foods, Inc. (Class A Stock)	32,000	810,880
Liberty Media Corp.—Entertainment, Ser. A (Class A Stock)(b)	16,900	452,075
Lockheed Martin Corp.	47,357	3,819,342
Lowe’s Cos., Inc.	131,997	2,562,062
Marsh & McLennan Cos., Inc.	104,100	2,095,533
Mastercard, Inc. (Class A Stock)(a)	21,528	3,601,850
McDonald’s Corp.	152,207	8,750,380
Merck & Co., Inc.(a)	81,700	2,284,332
Microsoft Corp.	160,200	3,807,954
Monsanto Co.	46,265	3,439,340
Morgan Stanley(a)	71,026	2,024,951
Murphy Oil Corp.	41,900	2,276,008
New York Times Co. (The) (Class A Stock)(a)	50,300	277,153

COMMON STOCKS (continued)	Shares	Value (Note 2)

United States (continued)
Newell Rubbermaid, Inc.(a)	105,600	$1,099,296
NIKE, Inc. (Class B Stock)	58,392	3,023,537
NiSource, Inc.	64,600	753,236
Norfolk Southern Corp.	33,515	1,262,510
Pfizer, Inc.	87,900	1,318,500
Pinnacle West Capital Corp.	37,100	1,118,565
Praxair, Inc.	91,780	6,522,804
QUALCOMM, Inc.	99,079	4,478,371
Qwest Communications International, Inc.(a)	138,600	575,190
Raytheon Co.	25,650	1,139,629
Schering-Plough Corp.	64,700	1,625,264
Schlumberger Ltd.	12,750	689,903
Southwest Airlines Co.	277,900	1,870,267
Spectra Energy Corp.	105,500	1,785,060
Sprint Nextel Corp.(b)	306,200	1,472,822
St Joe Co. (The)(a)(b)	45,400	1,202,646
State Street Corp.	42,700	2,015,440
Sunoco, Inc.	22,200	515,040
Time Warner Cable, Inc.	37,900	1,200,293
Time Warner, Inc.(b)	90,800	2,287,252
Transocean Ltd.(a)(b)	68,376	5,079,653
Tyco International Ltd.	59,100	1,535,418
U.S. Bancorp	207,150	3,712,128
Union Pacific Corp.(a)	117,541	6,119,184
Verizon Communications Group, Inc.	27,800	854,294
Viacom, Inc. (Class B Stock)(b)	3,800	86,260
Visa, Inc. (Class A Stock)(a)	77,695	4,837,291
Wal-Mart Stores, Inc.	64,180	3,108,879
Waste Management, Inc.	40,000	1,126,400
Wells Fargo & Co.(a)	166,942	4,050,013
Western Union Co. (The)	92,300	1,513,720
Weyerhaeuser Co.	47,700	1,451,511
Wyeth	66,750	3,029,783
Wynn Resorts Ltd.(a)(b)	64,857	2,289,452
XTO Energy, Inc.	16,094	613,825
Yum! Brands, Inc.	132,140	4,405,548

		226,833,332

TOTAL COMMON STOCKS (cost $560,154,996)		503,007,778

PREFERRED STOCKS — 0.1%
United States
Citigroup, Inc.	6,422	215,538
Wells Fargo & Co.	23,175	516,803

TOTAL PREFERRED STOCKS (cost $607,375)		732,341

	Units
WARRANT
Italy
Unione di Banche Italiane SCPA, expiring 6/30/11(b) (cost $0)	33,200	2,561

TOTAL LONG-TERM INVESTMENTS (cost $560,762,371)		503,742,680

SEE NOTES TO FINANCIAL STATEMENTS.

A70

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)

SHORT-TERM INVESTMENT — 11.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $60,946,616; includes $47,061,860 of cash collateral received for securities on loan (Note 4)(c)(d)	60,946,616	$60,946,616

TOTAL INVESTMENTS(e) — 108.4% (cost $621,708,987)		564,689,296
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.4)%		(43,832,315)

NET ASSETS — 100.0%		$520,856,981

ADR	American Depositary Receipt

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $45,332,328; cash collateral of $47,061,860 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Non-income producing security.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

(e)	As of June 30, 2009, 232 securities representing $234,026,798 and 44.9% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$3,743,092	$11,169,759	$—
Austria	—	261,668	—
Belgium	—	178,179	—
Brazil	10,934,711	—	—
Canada	10,362,402	—	—
China	—	7,735,453	—
Denmark	—	5,543,293	—
Finland	—	1,441,097	—
France	3,836,773	17,472,276	—
Germany	—	14,029,229	—
Greece	—	216,773	—
Hong Kong	—	3,917,004	—
India	2,941,782	1,462,065	—
Indonesia	—	1,118,940	—
Ireland	1,877,005	1,872,319	—
Israel	3,152,826	—	—
Italy	—	8,231,229	—
Japan	—	38,897,357	—
Liechtenstein	—	253,382	—
Netherlands	1,769,197	11,133,185	—
New Zealand	—	566,767	—
Norway	—	2,093,950	—
Portugal	—	1,370,250	—

SEE NOTES TO FINANCIAL STATEMENTS.

A71

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (cont’d)
Singapore	$—	$3,863,566	$—
South Africa	—	3,746,075	—
Spain	—	12,987,261	—
Sweden	—	3,869,777	—
Switzerland	2,625,523	28,275,202	—
Taiwan	1,119,875	2,648,714	—
Turkey	—	868,644	—
United Kingdom	—	48,587,846	—
United States	226,833,332	—	—
Preferred Stocks
United States	516,803	215,538	—
Warrant
Italy	2,561	—	—
Affiliated Money Market Mutual Fund	60,946,616	—	—

	330,662,498	234,026,798	—
Other Financial Instruments*	—	—	—

Total	$330,662,498	$234,026,798	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Preferred Stock
Balance as of 12/31/08	$102,852	$295,558
Realized gain (loss)	—	(739,980)
Change in unrealized appreciation (depreciation)	—	444,422
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	(102,852)	—

Balance as of 6/30/09	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A72

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 was as follows:

Affiliated Money Market Mutual Fund (including 9.0% of collateral received for securities on loan)	11.7%
Oil, Gas & Consumable Fuels	9.5
Commercial Banks	6.9
Pharmaceuticals	6.2
Chemicals	4.9
Capital Markets	3.9
Diversified Financial Services	3.5
Hotels, Restaurants & Leisure	3.4
Diversified Telecommunication Services	3.2
Insurance	3.2
Aerospace & Defense	3.1
Food & Staples Retailing	2.8
IT Services	2.8
Energy Equipment & Services	2.6
Computers & Peripherals	2.5
Media	2.5
Metals & Mining	2.3
Road & Rail	2.1
Specialty Retail	2.1
Electric Utilities	1.6
Food Products	1.6
Software	1.5
Wireless Telecommunication Services	1.5
Electrical Equipment	1.4
Industrial Conglomerates	1.4
Airlines	1.3
Trading Companies & Distributors	1.3
Communications Equipment	1.2
Real Estate Management & Development	1.0
Semiconductors & Semiconductor Equipment	1.0
Internet Software & Services	0.9
Machinery	0.9
Professional Services	0.9
Biotechnology	0.8
Electronic Equipment & Instruments	0.8
Healthcare Equipment & Supplies	0.8
Household Durables	0.8
Automobiles	0.7
Construction & Engineering	0.7
Textiles, Apparel & Luxury Goods	0.7
Beverages	0.6
Consumer Finance	0.6
Auto Components	0.5
Household Products	0.5
Independent Power Producers & Energy Traders	0.5
Paper & Forest Products	0.5
Commercial Services & Supplies	0.4
Construction Materials	0.3
Distributors	0.3
Life Sciences Tools & Services	0.3
Multi-Utilities	0.3
Personal Products	0.3
Tobacco	0.3
Building Products	0.2
Containers & Packaging	0.2
Diversified Consumer Services	0.2
Marine	0.2
Office Electronics	0.2

108.4
Liabilities in excess of other assets	(8.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A73

GLOBAL PORTFOLIO (continued)

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities: (Unaudited)

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$2,561	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows: (Unaudited)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Warrant	Forward Contracts	Rights	Total
Foreign exchange contracts	$—	$(30,574)	$—	$(30,574)
Equity contracts	12,137	—	(329,439)	(317,302)

Total	$12,137	$(30,574)	$(329,439)	$(347,876)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Warrant	Forward Contracts	Total
Foreign exchange contracts	$—	$31,520	$31,520
Equity contracts	2,561	—	2,561

Total	$2,561	$31,520	$34,081

SEE NOTES TO FINANCIAL STATEMENTS.

A74

GLOBAL PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS
Investments, at value including securities on loan of $45,332,328:
Unaffiliated investments (cost $560,762,371)	$503,742,680
Affiliated investments (cost $60,946,616)	60,946,616
Cash	103,878
Foreign currency, at value (cost $3,828,352)	3,933,680
Receivable for investments sold	2,494,700
Foreign tax reclaim receivable	1,013,879
Dividends and interest receivable	699,917
Receivable for Series shares sold	88,177
Prepaid expenses	1,821

Total Assets	573,025,348

LIABILITIES
Collateral for securities on loan	47,061,860
Payable for investments purchased	4,495,672
Management fee payable	323,785
Accrued expenses and other liabilities	252,761
Payable for Series shares repurchased	33,694
Affiliated transfer agent fee payable	595

Total Liabilities	52,168,367

NET ASSETS	$520,856,981

Net assets were comprised of:
Paid-in capital	$740,007,199
Retained earnings	(219,150,218)

Net assets, June 30, 2009	$520,856,981

Net asset value and redemption price per share, $520,856,981 / 38,208,272 outstanding shares of beneficial interest	$13.63

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $563,661)	$8,271,403
Affiliated income from securities loaned, net	192,572
Affiliated dividend income	63,654
Interest	5,075

8,532,704

EXPENSES
Management fee	1,771,401
Custodian’s fees and expenses	138,000
Shareholders’ reports	83,000
Audit fee	13,000
Insurance expenses	8,000
Trustees’ fees	8,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,800) (Note 4)	5,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	23,859

Total expenses	2,057,260

NET INVESTMENT INCOME	6,475,444

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(63,768,279)
Foreign currency transactions	(348,455)

(64,116,734)

Net change in unrealized appreciation (depreciation) on:
Investments	91,276,837
Foreign currencies	203,807

91,480,644

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	27,363,910

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,839,354

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$6,475,444	$15,477,187
Net realized loss on investment, futures and foreign currency transactions	(64,116,734)	(101,996,224)
Net change in unrealized appreciation (depreciaton) on investments and foreign currencies	91,480,644	(316,326,272)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	33,839,354	(402,845,309)

DISTRIBUTIONS	(15,473,292)	(61,349,073)

SERIES SHARE TRANSACTIONS:
Series shares sold [494,369 and 1,400,663 shares, respectively]	6,146,426	27,172,912
Series shares issued in reinvestment of distributions [1,100,519 and 2,931,155 shares, respectively]	15,473,292	61,349,073
Series shares repurchased [2,609,378 and 5,123,305 shares, respectively]	(31,860,822)	(96,604,973)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(10,241,104)	(8,082,988)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,124,958	(472,277,370)
NET ASSETS:
Beginning of period	512,732,023	985,009,393

End of period	$520,856,981	$512,732,023

SEE NOTES TO FINANCIAL STATEMENTS.

A75

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS — 88.0%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Asset Backed Securities — 2.2%
Citibank Credit Card Issuance Trust, Ser. 2007-A8, Class A8	5.650%	09/20/19	$1,500	$1,526,996
Small Business Administration Participation Certificates, Ser. 1996-20J, Class 1	7.200%	10/01/16	2,125	2,289,483
Ser. 1997-20A, Class 1	7.150%	01/01/17	1,693	1,837,360
Ser. 1997-20G, Class 1	6.850%	07/01/17	771	818,876
Ser. 1998-20I, Class 1	6.000%	09/01/18	1,659	1,762,944

				8,235,659

Collateralized Mortgage Obligations — 4.2%
Federal Home Loan Mortgage Corp., Ser. 2002-2496, Class PM	5.500%	09/15/17	2,819	2,974,019
Ser. 2002-2501, Class MC	5.500%	09/15/17	1,251	1,327,555
Ser. 2002-2513, Class HC	5.000%	10/15/17	2,339	2,483,526
Ser. 2002-2518, Class PV	5.500%	06/15/19	1,920	2,033,811
Federal National Mortgage Association, Ser. 2002-18, Class PC	5.500%	04/25/17	4,347	4,571,704
Ser. 2002-57, Class ND	5.500%	09/25/17	1,402	1,486,037
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-E, Class A1(a)	0.624%	10/25/28	118	86,498
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(a)	4.802%	02/25/34	405	305,069

				15,268,219

Commercial Mortgage Backed Securities — 7.6%
Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2004-T16, Class A5	4.600%	02/13/46	4,200	3,618,663
Ser. 2006-PW11, Class A4(a)	5.623%	03/11/39	860	738,297
Ser. 2006-T22, Class A4(a)	5.630%	04/12/38	2,825	2,499,457
Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A2(a)	6.220%	12/10/49	1,230	1,088,537
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(a)	6.015%	05/15/46	1,300	1,021,263
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	5.381%	03/10/39	2,415	2,267,489
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class ASB(a)	5.840%	05/12/39	1,500	1,372,303
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-9, Class A2	5.590%	09/12/49	3,000	2,594,454
Morgan Stanley Capital I, Ser. 2005-IQ9, Class AAB	4.510%	07/15/56	2,500	2,437,553
Ser. 2005-T19, Class AAB	4.852%	06/12/47	1,375	1,313,224
Ser. 2006-IQ11, Class A4(a)	5.771%	10/15/42	2,800	2,330,621
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(a)	5.926%	05/15/43	2,000	1,635,035
Ser. 2006-C27, Class A2	5.624%	07/15/45	3,000	2,804,201
Ser. 2007-C33, Class A3(a)	6.100%	02/15/51	3,000	2,270,618

				27,991,715

Corporate Bonds — 2.2%
African Development Bank, Notes	3.000%	05/27/14	7,105	6,968,961
DEPFA ACS Bank (Ireland), Covered Notes, 144A	5.125%	03/16/37	1,520	961,611

				7,930,572

Mortgage Backed Securities — 47.7%
Federal Home Loan Mortgage Corp.(a)	2.762%	05/01/34	1,146	1,146,091
Federal Home Loan Mortgage Corp.	5.000%	06/01/33-05/01/34	8,375	8,562,436
Federal Home Loan Mortgage Corp.	5.000%	TBA 30 Year	10,500	10,634,526
Federal Home Loan Mortgage Corp.	5.500%	05/01/37-05/01/38	4,233	4,376,149

SEE NOTES TO FINANCIAL STATEMENTS.

A76

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Mortgage Backed Securities (continued)
Federal Home Loan Mortgage Corp.	5.500%		TBA 30 Year	$9,000	$9,255,942
Federal Home Loan Mortgage Corp.	6.000%		09/01/34	570	598,815
Federal Home Loan Mortgage Corp.	6.000%		TBA 30 Year	7,000	7,304,066
Federal Home Loan Mortgage Corp.	6.500%		01/01/11-09/01/32	419	444,755
Federal Home Loan Mortgage Corp.	7.000%		08/01/11-10/01/32	190	199,876
Federal National Mortgage Association(a)	2.771%		06/01/34	1,015	1,020,171
Federal National Mortgage Association(a)	2.876%		07/01/33	3,269	3,267,751
Federal National Mortgage Association(a)	3.690%		04/01/34	425	437,431
Federal National Mortgage Association	4.000%		TBA 30 Year	1,000	966,328
Federal National Mortgage Association(a)	4.058%		08/01/33	2,359	2,379,613
Federal National Mortgage Association	4.500%		TBA 15 Year	3,500	3,570,000
Federal National Mortgage Association	4.500%		TBA 30 Year	9,000	8,946,558
Federal National Mortgage Association(a)	4.655%		04/01/34	954	985,471
Federal National Mortgage Association	5.000%		07/01/18-05/01/36	14,031	14,494,866
Federal National Mortgage Association	5.500%		01/01/17-05/01/37	34,437	35,700,594
Federal National Mortgage Association	5.500%		TBA 15 Year	4,500	4,708,125
Federal National Mortgage Association	5.500%		TBA 30 Year	5,000	5,160,940
Federal National Mortgage Association	6.000%		11/01/14-05/01/38	12,616	13,242,818
Federal National Mortgage Association	6.000%		TBA 30 Year	12,000	12,540,000
Federal National Mortgage Association	6.260%		03/01/11	1,118	1,175,492
Federal National Mortgage Association	6.500%		11/01/09-10/01/37	5,682	6,084,166
Federal National Mortgage Association	7.000%		02/01/12-01/01/36	1,240	1,347,172
Federal National Mortgage Association	7.500%		11/01/09-10/01/12	72	75,709
Federal National Mortgage Association	8.000%		03/01/22-02/01/26	32	34,904
Federal National Mortgage Association	9.000%		02/01/25-04/01/25	182	199,226
Government National Mortgage Association	5.000%		07/15/33-04/15/34	3,297	3,383,138
Government National Mortgage Association	5.500%		03/15/34-03/15/36	3,173	3,291,087
Government National Mortgage Association	5.500%		TBA 30 Year	1,000	1,032,500
Government National Mortgage Association	6.000%		TBA 30 Year	5,500	5,728,591
Government National Mortgage Association	6.500%		07/15/32-08/15/32	663	712,842
Government National Mortgage Association	7.000%		03/15/23-08/15/28	1,512	1,644,396
Government National Mortgage Association	7.500%		12/15/25-02/15/26	291	319,429
Government National Mortgage Association	8.500%		09/15/24-04/15/25	401	434,654

					175,406,628

Municipal Bond — 0.5%
Connecticut St. Hlth. & Ed. Fac. Auth. Rev., Yale Univ.	5.050%		07/01/42	1,800	1,841,616

Non-Corporate Foreign Agencies — 2.7%
Commonwealth Bank of Australia (Australia), 144A	3.625%		06/25/14	1,890	1,902,563
Societe Financement de L’economie Francaise (France), 144A	2.250%		06/11/12	8,230	8,181,472

					10,084,035

U.S. Government Agency Obligations — 5.7%
Federal Farm Credit Bank(b)	4.875%		01/17/17	980	1,042,977
Federal Home Loan Banks	5.000%		11/17/17	1,285	1,367,387
Federal Home Loan Banks	5.625%		06/11/21	2,015	2,116,155
Federal Home Loan Mortgage Corp.	3.750%		03/27/19	1,950	1,916,156
Federal National Mortgage Association	5.000%		05/11/17	4,370	4,745,527
Federal National Mortgage Association	6.625%		11/15/30	1,230	1,506,473
Financing Corp. FICO,
Ser. 1P	4.710%	(c)	05/11/18	4,000	2,661,172
Ser. 2P	5.550%	(c)	11/30/17	2,940	1,994,370
Ser. 3P	5.550%	(c)	11/30/17	3,640	2,469,219
Tennessee Valley Authority	4.500%		04/01/18	805	821,222
Tennessee Valley Authority	5.500%		06/15/38	465	469,637

					21,110,295

SEE NOTES TO FINANCIAL STATEMENTS.

A77

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. Treasury Securities — 15.2%
U.S. Treasury Bond	3.500%	02/15/39	$3,620	$3,130,178
U.S. Treasury Bond	4.250%	05/15/39	4,990	4,939,302
U.S. Treasury Bond	6.000%	02/15/26	245	295,493
U.S. Treasury Bond(b)	6.250%	08/15/23	14,175	17,266,922
U.S. Treasury Bond	7.875%	02/15/21	585	794,229
U.S. Treasury Bond(d)	8.750%	08/15/20	505	723,413
U.S. Treasury Bond	8.750%	05/15/20	2,760	3,945,075
U.S. Treasury Inflation Index	1.625%	01/15/15	56	55,572
U.S. Treasury Inflation Index	2.000%	07/15/14	6	5,788
U.S. Treasury Note(b)	1.875%	06/15/12	10,495	10,571,299
U.S. Treasury Note	2.625%	06/30/14	350	351,095
U.S. Treasury Note	3.250%	06/30/16	1,680	1,686,037
U.S. Treasury Strip Coupon	5.310%	05/15/20	3,220	2,030,577
U.S. Treasury Strip Principal	4.260%(c)	05/15/20	4,390	2,776,662
U.S. Treasury Strip Principal	4.410%(c)	05/15/21	6,880	4,098,519
U.S. Treasury Strip Principal	5.850%(c)	11/15/21	5,710	3,311,657

				55,981,818

TOTAL LONG-TERM INVESTMENTS (cost $320,404,566)				323,850,557

			Shares
SHORT-TERM INVESTMENTS — 35.8%
AFFILIATED MUTUAL FUNDS — 35.8%
Dryden Core Investment Fund — Short-Term Bond Series (cost $52,856,565) (Note 4)(e)			5,353,200	41,915,556
Dryden Core Investment Fund — Taxable Money Market Series (cost $89,848,320; includes $19,349,268 of cash collateral received for securities on loan) (Note 4)(e)(f)			89,848,320	89,848,320

TOTAL AFFILIATED MUTUAL FUNDS (cost $142,704,885)				131,763,876

TOTAL INVESTMENTS — 123.8% (cost $463,109,451)				455,614,433
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (23.8)%				(87,567,762)

NET ASSETS — 100.0%				$368,046,671

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FICO	Financing Corporation
TBA	To Be Announced

#	Principal amount shown in U.S. dollars unless otherwise stated.

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can beredeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2009.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $18,936,742; cash collateral of $19,349,268 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents zero coupon bond. Rate shown reflects the effective yield at reporting date.

(d)	Security segregated as collateral for futures contracts.

(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and the Dryden Core Investment Fund—Short-Term Bond Series.

(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

A78

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

(g)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts and interest rate swap agreements as follows:

Open futures contracts outstanding at June 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2009	Unrealized Appreciation
Long Positions:
153	U.S. Treasury 2 Yr. Notes	Sep. 2009	$32,918,107	$33,081,469	$163,362
216	U.S. Treasury 5 Yr. Notes	Sep. 2009	24,693,190	24,779,250	86,060

					249,422

Short Positions:
167	U.S. Long Bond	Sep. 2009	19,815,983	19,766,016	49,967
54	U.S. Treasury 10 Yr. Notes	Sep. 2009	6,402,565	6,278,344	124,221

					174,188

					$423,610

Interest rate swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services(a)	6/17/11	$4,150	1.67000%	3 month LIBOR	$(14,755)
Morgan Stanley Capital Services(b)	6/17/14	3,500	3.19000%	3 month LIBOR	42,489
Morgan Stanley Capital Services(a)	6/17/19	1,000	4.03000%	3 month LIBOR	(24,807)
Morgan Stanley Capital Services(a)	6/23/14	1,890	3.24709%	3 month LIBOR	(26,080)

					$(23,153)

LIBOR—London	Interbank Offered Rate

(a)	Portfolio pays the fixed rate and receives the floating rate.

(b)	Portfolio pays the floating rate and receives the fixed rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset Backed Securities	$—	$8,235,659	$—
Collateralized Mortgage Obligations	—	15,268,219	—
Commercial Mortgage Backed Securities	—	27,991,715	—
Corporate Bonds	—	7,930,572	—
Mortgage Backed Securities	—	175,406,628	—
Municipal Bond	—	1,841,616	—
Non-Corporate Foreign Agencies	—	10,084,035	—
U.S. Government Agency Obligations	—	21,110,295	—
U.S. Treasury Securities	—	55,981,818	—
Affiliated Mutual Funds	131,763,876	—	—

	131,763,876	323,850,557	—
Other Financial Instruments*	423,610	(23,153)	—

Total	$132,187,486	$323,827,404	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A79

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 was as follows:

Mortgage Backed Securities	47.7%
Affiliated Mutual Funds (including 5.3% of collateral received for securities on loan)	35.8
U.S. Treasury Securities	15.2
Commercial Mortgage Backed Securities	7 .6
U.S. Government Agency Obligations	5 .7
Collateralized Mortgage Obligations	4 .2
Non-Corporate Foreign Agencies	2 .7
Asset Backed Securities	2 .2
Corporate Bonds	2 .2
Municipal Bond	0 .5

123.8
Liabilities in excess of other assets	(23.8)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities: (Unaudited)

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker–variation margin	$423,610*	—	$—
Interest rate contracts	Unrealized appreciation on swaps	42,489	Unrealized depreciation on swaps	65,642

Total		$466,099		$65,642

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows: (Unaudited)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Forward Contracts	Swaps	Purchased Options	Written Options	Total
Foreign exchange contracts	$—	$(90,336)	$—	$(49,981)	$—	$(140,317)
Interest rate contracts	1,943,337	—	500,620	(66,398)	26,170	2,403,729

Total	$1,943,337	$(90,336)	$500,620	$(116,379)	$26,170	$2,263,412

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Forward Contracts	Swaps	Purchased Options	Total
Foreign exchange contracts	$—	$88,182	$—	$49,976	$138,158
Interest rate contracts	209,458	—	185,717	—	395,175

Total	$209,458	$88,182	$185,717	$49,976	$533,333

SEE NOTES TO FINANCIAL STATEMENTS.

A80

GOVERNMENT INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS
Investments, at value including securities on loan of $18,936,742:
Unaffiliated investments (cost $320,404,566)	$323,850,557
Affiliated investments (cost $142,704,885)	131,763,876
Receivable for investments sold	83,364,323
Dividends and interest receivable	1,714,044
Receivable for Series shares sold	92,343
Unrealized appreciation on swaps	42,489
Due from broker–variation margin	6,455
Prepaid expenses	751

Total Assets	540,834,838

LIABILITIES
Payable for investments purchased	153,035,694
Collateral for securities on loan	19,349,268
Accrued expenses and other liabilities	153,198
Management fee payable	120,684
Unrealized depreciation on swaps	65,642
Payable for Series shares repurchased	60,076
Deferred trustees’ fees	2,859
Affiliated transfer agent fee payable	595
Payable to custodian	151

Total Liabilities	172,788,167

NET ASSETS	$368,046,671

Net assets were comprised of:
Paid-in capital	$369,329,883
Retained earnings	(1,283,212)

Net assets, June 30, 2009	$368,046,671

Net asset value and redemption price per share, $368,046,671 / 31,998,818 outstanding shares of beneficial interest	$11.50

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated interest income	$6,070,175
Affiliated dividend income	653,333
Affiliated income from securities loaned, net	97,873

6,821,381

EXPENSES
Management fee	734,901
Shareholders’ reports	70,000
Custodian’s fees and expenses	50,000
Audit fee	14,000
Interest expense (Note 8)	6,486
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,800) (Note 4)	5,000
Insurance expenses	3,000
Legal fees and expenses	3,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	6,312

Total expenses	899,699

NET INVESTMENT INCOME	5,921,682

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated: $(23,213))	2,885,424
Foreign currency transactions	(90,591)
Futures transactions	1,943,337
Short sale transactions	(42,363)
Swap transactions	500,620
Written option transactions	26,170

5,222,597

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $2,538,433)	(1,163,434)
Foreign currencies	88,182
Futures	209,458
Swaps	185,717

(680,077)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	4,542,520

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,464,202

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$5,921,682	$13,906,867
Net realized gain on investment and foreign currency transactions	5,222,597	8,180,834
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(680,077)	(7,237,091)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	10,464,202	14,850,610

DISTRIBUTIONS	(7,228,574)	(14,159,429)

SERIES SHARE TRANSACTIONS:
Series shares sold [744,035 and 3,779,508 shares, respectively]	8,513,002	43,082,961
Series shares issued in reinvestment of distributions [637,882 and 1,259,137 shares, respectively]	7,228,574	14,159,429
Series shares repurchased [1,871,812 and 2,453,088 shares, respectively]	(21,443,986)	(27,727,532)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(5,702,410)	29,514,858

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,466,782)	30,206,039
NET ASSETS:
Beginning of period	370,513,453	340,307,414

End of period	$368,046,671	$370,513,453

SEE NOTES TO FINANCIAL STATEMENTS.

A81

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace/Defense — 2.6%
Boeing Co. (The)	154,936	$6,584,780
General Dynamics Corp.	83,900	4,647,221
Goodrich Corp.	25,000	1,249,250
Honeywell International, Inc.	160,750	5,047,550
L-3 Communications Holdings, Inc.	26,000	1,803,880
Lockheed Martin Corp.	72,798	5,871,159
Northrop Grumman Corp.	73,126	3,340,395
Precision Castparts Corp.	28,600	2,088,658
Raytheon Co.	90,518	4,021,715
Rockwell Collins, Inc.	30,500	1,272,765
United Technologies Corp.	203,300	10,563,468

		46,490,841

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.(a)	38,200	1,992,130
Expeditors International of Washington, Inc.	48,200	1,606,988
FedEx Corp.	67,240	3,739,889
United Parcel Service, Inc. (Class B Stock)	213,900	10,692,861

		18,031,868

Airlines — 0.1%
Southwest Airlines Co.	164,137	1,104,642

Auto Components — 0.2%
Goodyear Tire & Rubber Co. (The)(b)	39,200	441,392
Johnson Controls, Inc.(a)	131,100	2,847,492

		3,288,884

Automobiles — 0.3%
Ford Motor Co.(a)(b)	670,659	4,070,900
Harley-Davidson, Inc.(a)	52,600	852,646

		4,923,546

Beverages — 2.6%
Brown-Forman Corp. (Class B Stock)	20,500	881,090
Coca-Cola Co. (The)	433,300	20,794,067
Coca-Cola Enterprises, Inc.	69,000	1,148,850
Constellation Brands, Inc. (Class A Stock)(b)	43,200	547,776
Dr. Pepper Snapple Group, Inc.(b)	57,400	1,216,306
Molson Coors Brewing Co. (Class B Stock)	34,100	1,443,453
Pepsi Bottling Group, Inc.	28,600	967,824
PepsiCo, Inc.	339,940	18,683,102

		45,682,468

Biotechnology — 1.8%
Amgen, Inc.(b)	220,364	11,666,070
Biogen Idec, Inc.(b)	64,525	2,913,304
Celgene Corp.(b)	99,000	4,736,160
Cephalon, Inc.(a)(b)	15,400	872,410
Genzyme Corp.(a)(b)	56,100	3,123,087
Gilead Sciences, Inc.(b)	196,400	9,199,376

		32,510,407

Building Products
Masco Corp.	81,300	778,854

COMMON STOCKS (continued)	Shares	Value (Note 2)

Capital Markets — 3.0%
Ameriprise Financial, Inc.	51,600	$1,252,332
Bank of New York Mellon Corp. (The)	254,989	7,473,728
Charles Schwab Corp. (The)	210,200	3,686,908
E*Trade Financial Corp.(a)(b)	116,900	149,632
Federated Investors, Inc. (Class B Stock)	22,600	544,434
Franklin Resources, Inc.	35,000	2,520,350
Goldman Sachs Group, Inc. (The)	110,700	16,321,608
Invesco Ltd.	83,600	1,489,752
Janus Capital Group, Inc.	39,000	444,600
Legg Mason, Inc.	32,600	794,788
Morgan Stanley(a)	288,110	8,214,016
Northern Trust Corp.	50,400	2,705,472
State Street Corp.	104,300	4,922,960
T. Rowe Price Group, Inc.	58,600	2,441,862

		52,962,442

Chemicals — 1.8%
Air Products & Chemicals, Inc.	47,100	3,042,189
CF Industries Holdings, Inc.,	10,000	741,400
Dow Chemical Co. (The)	224,261	3,619,573
E.I. du Pont de Nemours & Co.	194,191	4,975,173
Eastman Chemical Co.	15,800	598,820
Ecolab, Inc.	35,300	1,376,347
International Flavors & Fragrances, Inc.	16,100	526,792
Monsanto Co.	116,796	8,682,615
PPG Industries, Inc.	35,800	1,571,620
Praxair, Inc.	66,700	4,740,369
Sigma-Aldrich Corp.(a)	27,600	1,367,856

		31,242,754

Commercial Banks — 2.6%
BB&T Corp.	136,500	3,000,270
Comerica, Inc.	36,450	770,918
Fifth Third Bancorp	141,849	1,007,128
First Horizon National Corp.(a)	48,472	581,664
Huntington Bancshares, Inc.(a)	114,775	479,760
KeyCorp(a)	132,400	693,776
M&T Bank Corp.(a)	15,200	774,136
Marshall & Ilsley Corp.	58,698	281,750
PNC Financial Services Corp.	102,493	3,977,753
Regions Financial Corp.(a)	252,212	1,018,936
SunTrust Banks, Inc.	94,100	1,547,945
U.S. Bancorp	407,481	7,302,060
Wells Fargo & Co.(a)	997,786	24,206,288
Zions Bancorporation(a)	30,300	350,268

		45,992,652

Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	25,400	652,272
Cintas Corp.	28,500	650,940
Iron Mountain, Inc.(a)(b)	39,200	1,127,000
Pitney Bowes, Inc.	47,900	1,050,447
Republic Services, Inc.	65,410	1,596,658
RR Donnelley & Sons Co.	46,600	541,492
Stericycle, Inc.(a)(b)	19,300	994,529
Waste Management, Inc.	103,530	2,915,405

		9,528,743

SEE NOTES TO FINANCIAL STATEMENTS.

A82

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Communications Equipment — 2.7%
Ciena Corp.(a)(b)	10,657	$110,300
Cisco Systems, Inc.(b)	1,256,900	23,428,616
Harris Corp.	30,400	862,144
JDS Uniphase Corp.(b)	45,587	260,757
Juniper Networks, Inc.(a)(b)	111,200	2,624,320
Motorola, Inc.	492,795	3,267,231
QUALCOMM, Inc.	361,500	16,339,800
Tellabs, Inc.(a)(b)	88,000	504,240

		47,397,408

Computers & Peripherals — 5.3%
Apple, Inc.(b)	194,100	27,645,663
Dell, Inc.(b)	380,100	5,218,773
EMC Corp.(a)(b)	434,874	5,696,849
Hewlett-Packard Co.	517,916	20,017,454
International Business Machines Corp.	287,400	30,010,308
Lexmark International, Inc. (Class A Stock)(b)	15,514	245,897
NetApp, Inc.(a)(b)	72,000	1,419,840
QLogic Corp.(b)	27,700	351,236
SanDisk Corp.(b)	41,800	614,042
Sun Microsystems, Inc.(b)	168,050	1,549,421
Teradata Corp.(b)	40,700	953,601

		93,723,084

Construction & Engineering — 0.2%
Fluor Corp.	38,000	1,949,020
Jacobs Engineering Group, Inc.(a)(b)	24,400	1,026,996

		2,976,016

Construction Materials — 0.1%
Vulcan Materials Co.(a)	22,900	986,990

Consumer Finance — 0.6%
American Express Co.	263,200	6,116,768
Capital One Financial Corp.(a)	94,769	2,073,546
Discover Financial Services	120,505	1,237,586
SLM Corp.(a)(b)	99,000	1,016,730

		10,444,630

Containers & Packaging — 0.2%
Ball Corp.	20,400	921,264
Bemis Co., Inc.	21,300	536,760
Owens-Illinois, Inc.(b)	37,100	1,039,171
Pactiv Corp.(b)	29,300	635,810
Sealed Air Corp.	33,020	609,219

		3,742,224

Distributors — 0.1%
Genuine Parts Co.	33,025	1,108,319

Diversified Consumer Services — 0.2%
Apollo Group, Inc. (Class A Stock)(b)	24,300	1,728,216
DeVry, Inc.	11,300	565,452
H&R Block, Inc.	71,000	1,223,330

		3,516,998

COMMON STOCKS (continued)	Shares	Value (Note 2)

Diversified Financial Services — 3.7%
Bank of America Corp.	1,743,732	$23,017,262
CIT Group, Inc.(a)	77,300	166,195
Citigroup, Inc.(a)	1,211,176	3,597,193
CME Group, Inc.(a)	14,070	4,377,318
IntercontinentalExchange, Inc.(b)	16,000	1,827,840
JPMorgan Chase & Co.	845,145	28,827,896
Leucadia National Corp.(a)(b)	38,900	820,401
Moody’s Corp.(a)	42,120	1,109,862
Nasdaq OMX Group, Inc. (The)(b)	25,700	547,667
NYSE Euronext(a)	56,700	1,545,075

		65,836,709

Diversified Telecommunication Services — 3.1%
AT&T, Inc.	1,281,611	31,835,217
CenturyTel, Inc.(a)	22,200	681,540
Embarq Corp.	29,876	1,256,585
Frontier Communications Corp.	84,200	601,188
Qwest Communications International, Inc.(a)	322,047	1,336,495
Verizon Communications Group, Inc.	622,038	19,115,228
Windstream Corp.	99,665	833,199

		55,659,452

Electric Utilities — 2.3%
Allegheny Energy, Inc.	32,600	836,190
American Electric Power Co., Inc.	102,840	2,971,048
Duke Energy Corp.	273,682	3,993,020
Edison International	68,100	2,142,426
Entergy Corp.	40,400	3,131,808
Exelon Corp.	142,750	7,310,227
FirstEnergy Corp.	65,736	2,547,270
FPL Group, Inc.(a)	88,500	5,032,110
Northeast Utilities	32,100	716,151
Pepco Holdings, Inc.	47,400	637,056
Pinnacle West Capital Corp.	20,900	630,135
PPL Corp.	83,200	2,742,272
Progress Energy, Inc.	58,414	2,209,802
Southern Co. (The)	170,300	5,306,548

		40,206,063

Electrical Equipment — 0.4%
Cooper Industries Ltd. (Bermuda) (Class A Stock)	37,100	1,151,955
Emerson Electric Co.	165,500	5,362,200
Rockwell Automation, Inc.	32,500	1,043,900

		7,558,055

Electronic Equipment & Instruments — 0.5%
Agilent Technologies, Inc.(a)(b)	73,982	1,502,574
Amphenol Corp. (Class A Stock)	34,700	1,097,908
Corning, Inc.	342,100	5,494,126
FLIR Systems, Inc.(b)	33,100	746,736
Jabil Circuit, Inc.	44,000	326,480
Molex, Inc.	26,600	413,630

		9,581,454

Energy Equipment & Services — 1.7%
Baker Hughes, Inc.(a)	65,530	2,387,913
BJ Services Co.	67,500	920,025

SEE NOTES TO FINANCIAL STATEMENTS.

A83

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Energy Equipment & Services (continued)
Cameron International Corp.(b)	43,800	$1,239,540
Diamond Offshore Drilling, Inc.(a)	15,500	1,287,275
ENSCO International, Inc.(a)	32,200	1,122,814
FMC Technologies, Inc.(b)	23,200	871,856
Halliburton Co.	190,000	3,933,000
Nabors Industries Ltd. (Bermuda)(b)	54,000	841,320
National Oilwell Varco, Inc.(b)	89,200	2,913,272
Rowan Cos., Inc.(a)	24,100	465,612
Schlumberger Ltd.	259,100	14,019,901
Smith International, Inc.	42,300	1,089,225

		31,091,753

Food & Staples Retailing — 3.0%
Costco Wholesale Corp.(a)	93,432	4,269,842
CVS Caremark Corp.	312,838	9,970,147
Kroger Co. (The)	142,600	3,144,330
Safeway, Inc.	91,000	1,853,670
SUPERVALU, Inc.	47,508	615,229
Sysco Corp.	123,700	2,780,776
Walgreen Co.(a)	209,700	6,165,180
Wal-Mart Stores, Inc.	485,300	23,507,932
Whole Foods Market, Inc.(a)	28,300	537,134

		52,844,240

Food Products — 1.7%
Archer-Daniels-Midland Co.	138,738	3,714,016
Campbell Soup Co.	45,300	1,332,726
ConAgra Foods, Inc.	94,500	1,801,170
Dean Foods Co.(b)	38,800	744,572
General Mills, Inc.	70,600	3,955,012
H.J. Heinz Co.	68,150	2,432,955
Hershey Co. (The)	37,700	1,357,200
Hormel Foods Corp.	15,500	535,370
J.M. Smucker Co. (The)	25,700	1,250,562
Kellogg Co.	55,200	2,570,664
Kraft Foods, Inc. (Class A Stock)	319,011	8,083,739
McCormick & Co., Inc.	27,600	897,828
Sara Lee Corp.	158,300	1,545,008
Tyson Foods, Inc. (Class A Stock)	66,600	839,826

		31,060,648

Gas Utilities — 0.1%
EQT Corp.	24,100	841,331
Nicor, Inc.	10,200	353,124
Questar Corp.	34,600	1,074,676

		2,269,131

Healthcare Equipment & Supplies — 2.0%
Baxter International, Inc.	132,700	7,027,792
Becton, Dickinson & Co.	54,800	3,907,788
Boston Scientific Corp.(b)	333,999	3,386,750
C.R. Bard, Inc.	22,200	1,652,790
Densply International, Inc.	28,200	860,664
Hospira, Inc.(b)	37,220	1,433,714
Intuitive Surgical, Inc.(a)(b)	7,400	1,211,084
Medtronic, Inc.	241,200	8,415,468
St. Jude Medical, Inc.(a)(b)	75,700	3,111,270
Stryker Corp.(a)	51,400	2,042,636
Varian Medical Systems, Inc.(a)(b)	25,700	903,098

COMMON STOCKS (continued)	Shares	Value (Note 2)

Healthcare Equipment & Supplies (continued)
Zimmer Holdings, Inc.(b)	47,186	$2,010,124

		35,963,178

Healthcare Providers & Services — 2.2%
Aetna, Inc.	98,348	2,463,617
AmerisourceBergen Corp.(a)	68,600	1,216,964
Cardinal Health, Inc.	80,175	2,449,346
CIGNA Corp.	62,000	1,493,580
Coventry Health Care, Inc.(b)	35,650	667,012
DaVita, Inc.(a)(b)	23,600	1,167,256
Express Scripts, Inc.(b)	58,400	4,015,000
Humana, Inc.(b)	38,300	1,235,558
Laboratory Corp. of America Holdings(a)(b)	22,300	1,511,717
McKesson Corp.	59,507	2,618,308
Medco Health Solutions, Inc.(b)	106,092	4,838,856
Patterson Cos., Inc.(a)(b)	19,100	414,470
Quest Diagnostics, Inc.	35,400	1,997,622
Tenet Healthcare Corp.(b)	90,000	253,800
UnitedHealth Group, Inc.	266,600	6,659,668
WellPoint, Inc.(b)	109,700	5,582,633

		38,585,407

Healthcare Technology
IMS Health, Inc.	36,820	467,614

Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	94,100	2,424,957
Darden Restaurants, Inc.	30,850	1,017,433
International Game Technology	65,000	1,033,500
Marriott International, Inc. (Class A Stock)(a)	59,819	1,320,205
McDonald’s Corp.	240,700	13,837,843
Starbucks Corp.(a)(b)	153,100	2,126,559
Starwood Hotels & Resorts Worldwide, Inc.(a)	36,000	799,200
Wyndham Worldwide Corp.	44,763	542,528
Wynn Resorts Ltd.(a)(b)	9,900	349,470
Yum! Brands, Inc.	98,000	3,267,320

		26,719,015

Household Durables — 0.4%
Black & Decker Corp. (The)	11,400	326,724
Centex Corp.(a)	24,600	208,116
D.R. Horton, Inc.(a)	55,200	516,672
Fortune Brands, Inc.	33,800	1,174,212
Harman International Industries, Inc.	14,100	265,080
KB Home(a)	16,232	222,054
Leggett & Platt, Inc.	36,800	560,464
Lennar Corp. (Class A Stock)	20,000	193,800
Newell Rubbermaid, Inc.(a)	64,649	672,996
Pulte Homes, Inc.(a)	37,700	332,891
Snap-On, Inc.	12,700	364,998
Stanley Works (The)	19,100	646,344
Whirlpool Corp.(a)	17,507	745,098

		6,229,449

SEE NOTES TO FINANCIAL STATEMENTS.

A84

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Household Products — 2.6%
Clorox Co.(a)	31,300	$1,747,479
Colgate-Palmolive Co.(a)	107,100	7,576,254
Kimberly-Clark Corp.	90,988	4,770,501
Procter & Gamble Co.	630,081	32,197,139

		46,291,373

Independent Power Producers & Energy Traders — 0.2%
AES Corp. (The)(b)	151,800	1,762,398
Constellation Energy Group, Inc.	43,950	1,168,191
Dynegy, Inc. (Class A Stock)(b)	92,800	210,656

		3,141,245

Industrial Conglomerates — 2.0%
3M Co.	150,100	9,021,010
General Electric Co.	2,302,800	26,988,816
Textron, Inc.	45,800	442,428

		36,452,254

Insurance — 2.1%
Aflac, Inc.	105,700	3,286,213
Allstate Corp. (The)	120,988	2,952,107
American International Group, Inc.(a)	524,587	608,521
Aon Corp.	60,525	2,292,082
Assurant, Inc.	24,500	590,205
Chubb Corp. (The)	79,700	3,178,436
Cincinnati Financial Corp.	39,028	872,276
Genworth Financial, Inc. (Class A Stock)	112,300	784,977
Hartford Financial Services Group, Inc.(a)	72,000	854,640
Lincoln National Corp.(a)	62,963	1,083,593
Loews Corp.	76,826	2,105,032
Marsh & McLennan Cos., Inc.(a)	114,700	2,308,911
MBIA, Inc.(a)(b)	36,550	158,262
MetLife, Inc.	176,700	5,302,767
Principal Financial Group, Inc.	63,500	1,196,340
Progressive Corp. (The)(b)	148,100	2,237,791
Torchmark Corp.	21,900	811,176
Travelers Cos., Inc. (The)	127,098	5,216,102
Unum Group	75,756	1,201,490
XL Capital Ltd. (Bermuda) (Class A Stock)	74,300	851,478

		37,892,399

Internet & Catalog Retail — 0.4%
Amazon.com, Inc.(b)	69,300	5,797,638
Expedia, Inc.(a)(b)	44,900	678,439

		6,476,077

Internet Software & Services — 1.8%
Akamai Technologies, Inc.(a)(b)	36,100	692,398
eBay, Inc.(a)(b)	234,900	4,023,837
Google, Inc. (Class A Stock)(b)	51,750	21,817,282
VeriSign, Inc.(a)(b)	44,500	822,360
Yahoo!, Inc.(a)(b)	296,600	4,644,756

		32,000,633

COMMON STOCKS (continued)	Shares	Value (Note 2)

IT Services — 1.0%
Affiliated Computer Services, Inc. (Class A Stock)(b)	22,500	$999,450
Automatic Data Processing, Inc.	109,100	3,866,504
Cognizant Technology Solutions Corp. (Class A Stock)(b)	56,200	1,500,540
Computer Sciences Corp.(b)	33,600	1,488,480
Convergys Corp.(b)	32,200	298,816
Fidelity National Information Services, Inc.(a)	41,900	836,324
Fiserv, Inc.(a)(b)	34,700	1,585,790
Mastercard, Inc. (Class A Stock)(a)	17,000	2,844,270
Paychex, Inc.(a)	69,850	1,760,220
Total System Services, Inc.	41,593	556,930
Western Union Co. (The)	160,804	2,637,186

		18,374,510

Leisure Equipment & Products — 0.1%
Eastman Kodak Co.	30,000	88,800
Hasbro, Inc.	27,150	658,116
Mattel, Inc.	82,981	1,331,845

		2,078,761

Life Sciences Tools & Services — 0.4%
Life Technologies Corp.(a)(b)	34,130	1,423,904
Millipore Corp.(b)	12,500	877,625
PerkinElmer, Inc.(a)	27,200	473,280
Thermo Fisher Scientific, Inc.(a)(b)	89,100	3,632,607
Waters Corp.(a)(b)	20,000	1,029,400

		7,436,816

Machinery — 1.5%
Caterpillar, Inc.(a)	126,600	4,182,864
Cummins, Inc.	41,600	1,464,736
Danaher Corp.	56,400	3,482,136
Deere & Co.	91,300	3,647,435
Dover Corp.	39,400	1,303,746
Eaton Corp.(a)	36,500	1,628,265
Flowserve Corp.	12,000	837,720
Illinois Tool Works, Inc.	83,600	3,121,624
ITT Corp.(a)	37,600	1,673,200
Manitowoc Co., Inc. (The)	12,000	63,120
PACCAR, Inc.(a)	75,328	2,448,913
Pall Corp.	26,200	695,872
Parker Hannifin Corp.	32,087	1,378,458

		25,928,089

Media — 2.5%
CBS Corp. (Class B Stock)	153,068	1,059,231
Comcast Corp. (Class A Stock)	626,646	9,080,100
DIRECTV Group, Inc. (The)(a)(b)	115,300	2,849,063
Gannett Co., Inc.(a)	56,300	200,991
Interpublic Group of Cos., Inc.(a)(b)	96,000	484,800
McGraw-Hill Cos., Inc. (The)	67,800	2,041,458
Meredith Corp.	7,200	183,960
New York Times Co. (The) (Class A Stock)(a)	12,000	66,120
News Corp. (Class A Stock)	500,700	4,561,377
Omnicom Group, Inc.	67,200	2,122,176

SEE NOTES TO FINANCIAL STATEMENTS.

A85

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Media (continued)
Scripps Networks Interactive, Inc. (Class A Stock)	20,300	$564,949
Time Warner Cable, Inc.	75,826	2,401,409
Time Warner, Inc.	257,940	6,497,509
Viacom, Inc. (Class B Stock)(b)	135,168	3,068,314
Walt Disney Co. (The)	401,201	9,360,019
Washington Post Co. (The) (Class B Stock)	1,200	422,616

		44,964,092

Metals & Mining — 0.9%
AK Steel Holding Corp.	23,900	458,641
Alcoa, Inc.(a)	197,576	2,040,960
Allegheny Technologies, Inc.(a)	23,240	811,773
Freeport-McMoRan Copper & Gold, Inc.	88,806	4,450,069
Newmont Mining Corp.	108,103	4,418,170
Nucor Corp.	66,100	2,936,823
Titanium Metals Corp.(a)	19,000	174,610
United States Steel Corp.	27,340	977,131

		16,268,177

Multiline Retail — 0.8%
Big Lots, Inc.(b)	16,900	355,407
Family Dollar Stores, Inc.	34,400	973,520
J.C. Penney Co., Inc.	48,900	1,403,919
Kohl’s Corp.(a)(b)	67,100	2,868,525
Macy’s, Inc.	91,720	1,078,627
Nordstrom, Inc.(a)	36,500	725,985
Sears Holdings Corp.(a)(b)	9,212	612,782
Target Corp.	164,768	6,503,393

		14,522,158

Multi-Utilities — 1.4%
Ameren Corp.	48,500	1,207,165
CenterPoint Energy, Inc.	79,010	875,431
CMS Energy Corp.	48,100	581,048
Consolidated Edison, Inc.(a)	59,600	2,230,232
Dominion Resources, Inc.	126,084	4,213,727
DTE Energy Co.	35,600	1,139,200
Integrys Energy Group, Inc.	17,750	532,323
NiSource, Inc.	65,900	768,394
PG&E Corp.	78,800	3,029,072
Public Service Enterprise Group, Inc.	110,600	3,608,878
SCANA Corp.	25,900	840,973
Sempra Energy	50,854	2,523,884
TECO Energy, Inc.	48,200	575,026
Wisconsin Energy Corp.	24,500	997,395
Xcel Energy, Inc.	96,695	1,780,155

		24,902,903

Office Electronics — 0.1%
Xerox Corp.	196,092	1,270,676

Oil, Gas & Consumable Fuels — 10.3%
Anadarko Petroleum Corp.	104,826	4,758,052
Apache Corp.	72,650	5,241,697
Cabot Oil & Gas Corp.	19,000	582,160
Chesapeake Energy Corp.	118,800	2,355,804
Chevron Corp.	435,292	28,838,095

COMMON STOCKS (continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	320,179	$13,466,729
Consol Energy, Inc.	39,700	1,348,212
Denbury Resources, Inc.(b)	43,900	646,647
Devon Energy Corp.	97,300	5,302,850
El Paso Corp.	150,911	1,392,908
EOG Resources, Inc.	53,800	3,654,096
Exxon Mobil Corp.	1,052,370	73,571,187
Hess Corp.	62,000	3,332,500
Marathon Oil Corp.	150,494	4,534,384
Massey Energy Co.	17,500	341,950
Murphy Oil Corp.	40,600	2,205,392
Noble Energy, Inc.	35,900	2,117,023
Occidental Petroleum Corp.	174,300	11,470,683
Peabody Energy Corp.	58,500	1,764,360
Pioneer Natural Resources Co.	27,100	691,050
Range Resources Corp.	32,200	1,333,402
Southwestern Energy Co.(b)	74,900	2,909,865
Spectra Energy Corp.	143,442	2,427,039
Sunoco, Inc.	27,000	626,400
Tesoro Corp.(a)	31,500	400,995
Valero Energy Corp.	112,600	1,901,814
Williams Cos., Inc. (The)	124,400	1,941,884
XTO Energy, Inc.	123,600	4,714,104

		183,871,282

Paper & Forest Products — 0.2%
International Paper Co.	96,267	1,456,520
MeadWestvaco Corp.	42,489	697,244
Weyerhaeuser Co.	45,400	1,381,522

		3,535,286

Personal Products — 0.2%
Avon Products, Inc.	92,900	2,394,962
Estee Lauder Cos., Inc. (The) (Class A Stock)(a)	21,000	686,070

		3,081,032

Pharmaceuticals — 7.3%
Abbott Laboratories	332,400	15,636,096
Allergan, Inc.	64,900	3,087,942
Bristol-Myers Squibb Co.(a)	437,260	8,880,750
Eli Lilly & Co.	220,600	7,641,584
Forest Laboratories, Inc.(b)	64,300	1,614,573
Johnson & Johnson	596,171	33,862,513
King Pharmaceuticals, Inc.(b)	45,233	435,594
Merck & Co., Inc.(a)	455,500	12,735,780
Mylan, Inc.(a)(b)	67,600	882,180
Pfizer, Inc.	1,456,608	21,849,120
Schering-Plough Corp.	348,900	8,764,368
Watson Pharmaceuticals, Inc.(a)(b)	20,400	687,276
Wyeth	287,200	13,036,008

		129,113,784

Professional Services — 0.2%
Dun & Bradstreet Corp.	11,300	917,673
Equifax, Inc.	31,100	811,710
Monster Worldwide, Inc.(b)	25,200	297,612
Robert Half International, Inc.(a)	32,500	767,650

		2,794,645

SEE NOTES TO FINANCIAL STATEMENTS.

A86

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Real Estate Investment Trusts — 0.9%
Apartment Investment & Management Co. (Class A Stock)(a)	41,274	$365,275
AvalonBay Communities, Inc.(a)	16,918	946,393
Boston Properties, Inc.(a)	27,600	1,316,520
Equity Residential(a)	57,500	1,278,225
HCP, Inc.(a)	55,000	1,165,450
Health Care REIT, Inc.(a)	23,200	791,120
Host Hotels & Resorts, Inc.	129,000	1,082,310
Kimco Realty Corp.	68,800	691,440
Plum Creek Timber Co., Inc.(a)	35,000	1,042,300
ProLogis(a)	89,500	721,370
Public Storage	26,700	1,748,316
Simon Property Group, Inc.(a)	58,626	3,015,135
Ventas, Inc.(a)	30,400	907,744
Vornado Realty Trust	31,864	1,434,836

		16,506,434

Real Estate Management & Development
CB Richard Ellis Group, Inc. (Class A Stock)(a)(b)	51,100	478,296

Road & Rail — 0.9%
Burlington Northern Santa Fe Corp.	60,226	4,429,020
CSX Corp.	85,124	2,947,844
Norfolk Southern Corp.(a)	80,300	3,024,901
Ryder System, Inc.	12,800	357,376
Union Pacific Corp.	108,100	5,627,686

		16,386,827

Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc.(a)(b)	115,600	447,372
Altera Corp.(a)	68,300	1,111,924
Analog Devices, Inc.	61,900	1,533,882
Applied Materials, Inc.(a)	276,100	3,028,817
Broadcom Corp. (Class A Stock)(a)(b)	92,450	2,291,836
Intel Corp.	1,217,300	20,146,315
KLA-Tencor Corp.(a)	33,400	843,350
Linear Technology Corp.(a)	48,700	1,137,145
LSI Corp.(b)	156,900	715,464
MEMC Electronic Materials, Inc.(b)	41,700	742,677
Microchip Technology, Inc.(a)	38,900	877,195
Micron Technology, Inc.(a)(b)	154,900	783,794
National Semiconductor Corp.	40,500	508,275
Novellus Systems, Inc.(a)(b)	22,400	374,080
NVIDIA Corp.(b)	105,850	1,195,046
Teradyne, Inc.(b)	24,000	164,640
Texas Instruments, Inc.(a)	286,400	6,100,320
Xilinx, Inc.(a)	59,900	1,225,554

		43,227,686

Software — 4.2%
Adobe Systems, Inc.(b)	114,400	3,237,520
Autodesk, Inc.(b)	48,200	914,836
BMC Software, Inc.(b)	40,100	1,354,979
CA, Inc.	85,873	1,496,766
Citrix Systems, Inc.(a)(b)	37,300	1,189,497
Compuware Corp.(b)	57,500	394,450
Electronic Arts, Inc.(b)	64,700	1,405,284

COMMON STOCKS (continued)	Shares	Value (Note 2)

Software (continued)
Intuit, Inc.(a)(b)	66,900	$1,883,904
McAfee, Inc.(a)(b)	34,200	1,442,898
Microsoft Corp.	1,651,500	39,256,155
Novell, Inc.(b)	73,100	331,143
Oracle Corp.	825,220	17,676,213
Salesforce.Com, Inc.(a)(b)	20,100	767,217
Symantec Corp.(b)	185,511	2,886,551

		74,237,413

Specialty Retail — 1.9%
Abercrombie & Fitch Co. (Class A Stock)	15,500	393,545
AutoNation, Inc.(a)(b)	20,489	355,484
AutoZone, Inc.(a)(b)	8,700	1,314,657
Bed Bath & Beyond, Inc.(a)(b)	52,900	1,626,675
Best Buy Co., Inc.(a)	74,225	2,485,795
Gamestop Corp. (Class A Stock)(b)	37,000	814,370
Gap, Inc. (The)	101,187	1,659,467
Home Depot, Inc.	365,419	8,634,851
Limited Brands, Inc.	64,396	770,820
Lowe’s Cos., Inc.	320,700	6,224,787
Office Depot, Inc.(b)	30,000	136,800
O’Reilly Automotive, Inc.(a)(b)	26,800	1,020,544
RadioShack Corp.(a)	31,760	443,370
Sherwin-Williams Co. (The)	21,600	1,161,000
Staples, Inc.	147,900	2,983,143
Tiffany & Co.(a)	22,300	565,528
TJX Cos., Inc.	89,800	2,825,108

		33,415,944

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.(b)	72,100	1,938,048
NIKE, Inc. (Class B Stock)	84,900	4,396,122
Polo Ralph Lauren Corp. (Class A Stock)	13,200	706,728
V.F. Corp.	19,336	1,070,248

		8,111,146

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	119,200	1,584,168
People’s United Financial, Inc.	71,900	1,081,376

		2,665,544

Tobacco — 1.7%
Altria Group, Inc.	451,100	7,393,529
Lorillard, Inc.	37,231	2,523,145
Philip Morris International, Inc. (Switzerland)	423,400	18,468,708
Reynolds American, Inc.(a)	40,800	1,575,696

		29,961,078

Trading Companies & Distributors — 0.1%
Fastenal Co.(a)	24,200	802,714
W.W. Grainger, Inc.	12,400	1,015,312

		1,818,026

SEE NOTES TO FINANCIAL STATEMENTS.

A87

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Wireless Telecommunication Services — 0.3%
American Tower Corp. (Class A Stock)(b)	86,700	$2,733,651
Metropcs Communications, Inc.(b)	30,500	405,955
Sprint Nextel Corp.(b)	632,222	3,040,988

		6,180,594

TOTAL LONG-TERM INVESTMENTS (cost $1,372,066,158)		1,733,891,118

SHORT-TERM INVESTMENTS — 14.7%
Affiliated Money Market Mutual Fund — 14.5%
Dryden Core Investment Fund — Taxable Money Market Series) (cost $257,474,433; includes $220,415,029 of cash collateral received for securities on loan)(Note 4)(c)(d)	257,474,433	257,474,433

SHORT-TERM INVESTMENTS (continued)	Principal Amount (000)	Value (Note 2)

U.S. Government Obligation(e)(f) — 0.2%
U.S. Treasury Bills, 0.16%, 09/17/2009 (cost $4,698,371)	$4,700	$4,698,149

TOTAL SHORT-TERM INVESTMENTS (cost $262,172,804)		262,172,582

TOTAL INVESTMENTS — 112.2% (cost $1,634,238,962)		1,996,063,700
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (12.2)%		(216,820,792)

NET ASSETS — 100.0%		$1,779,242,908

The following abbreviations are used in portfolio descriptions:

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $210,559,440; cash collateral of $220,415,029 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Non-income producing security.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(e)	Rate quoted represents yield-to-maturity as of purchase date.

(f)	Security segregated as collateral for futures contracts.

(g)	Liabilities in excess of other assets include net unrealized appreciation on financial futures contracts as follows:

Open future contracts outstanding at June 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2009	Unrealized Appreciation
Long Position:
195	S&P 500 Index	Sep. 2009	$44,386,198	$44,630,625	$244,427

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

SEE NOTES TO FINANCIAL STATEMENTS.

A88

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,733,891,118	$—	$—
U.S. Treasury Securities	—	4,698,149	—
Affiliated Money Market Mutual Fund	257,474,433	—	—

	1,991,365,551	4,698,149	—
Other Financial Instruments*	244,427	—	—

Total	$1,991,609,978	$4,698,149	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 was as follows:

Affiliated Money Market Mutual Fund (including 12.4% of collateral received for securities on loan)	14.5%
Oil, Gas & Consumable Fuels	10.3
Pharmaceuticals	7.3
Computers & Peripherals	5.3
Software	4.2
Diversified Financial Services	3.7
Diversified Telecommunication Services	3.1
Capital Markets	3.0
Food & Staples Retailing	3.0
Communications Equipment	2.7
Aerospace/Defense	2.6
Beverages	2.6
Commercial Banks	2.6
Household Products	2.6
Media	2.5
Semiconductors & Semiconductor Equipment	2.4
Electric Utilities	2.3
Healthcare Providers & Services	2.2
Insurance	2.1
Healthcare Equipment & Supplies	2.0
Industrial Conglomerates	2.0
Specialty Retail	1.9
Biotechnology	1.8
Chemicals	1.8
Internet Software & Services	1.8
Energy Equipment & Services	1.7
Food Products	1.7
Tobacco	1.7
Hotels, Restaurants & Leisure	1.5
Machinery	1.5
Multi-Utilities	1.4
Air Freight & Logistics	1.0
IT Services	1.0
Metals & Mining	0.9
Real Estate Investment Trusts	0.9
Road & Rail	0.9
Multiline Retail	0.8
Consumer Finance	0.6
Commercial Services & Supplies	0.5
Electronic Equipment & Instruments	0.5
Textiles, Apparel & Luxury Goods	0.5

SEE NOTES TO FINANCIAL STATEMENTS.

A89

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Electrical Equipment	0.4%
Household Durables	0.4
Internet & Catalog Retail	0.4
Life Sciences Tools & Services	0.4
Automobiles	0.3
Wireless Telecommunication Services	0.3
Auto Components	0.2
Construction & Engineering	0.2
Containers & Packaging	0.2
Diversified Consumer Services	0.2
Independent Power Producers & Energy Traders	0.2
Paper & Forest Products	0.2
Personal Products	0.2
Professional Services	0.2
U.S. Government Obligation	0.2
Airlines	0.1
Construction Materials	0.1
Distributors	0.1
Gas Utilities	0.1
Leisure Equipment & Products	0.1
Office Electronics	0.1
Thrifts & Mortgage Finance	0.1
Trading Companies & Distributors	0.1

112.2
Liabilities in excess of other assets	(12.2)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities: (Unaudited)

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due to broker -variation margin	$244,427	*	—	$—

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows: (Unaudited)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$1,804,555

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$(315,580)

SEE NOTES TO FINANCIAL STATEMENTS.

A90

STOCK INDEX PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS
Investments, at value including securities on loan of $210,559,440:
Unaffiliated investments (cost $1,376,764,529)	$1,738,589,267
Affiliated investments (cost $257,474,433)	257,474,433
Cash	199,570
Receivable for investments sold	3,340,780
Dividends receivable	2,692,755
Receivable for Series shares sold	173,155
Prepaid expenses	5,790

Total Assets	2,002,475,750

LIABILITIES
Collateral for securities on loan	220,415,029
Payable for investments purchased	1,561,228
Management fee payable	516,805
Accrued expenses	302,892
Due to broker-variation margin	275,025
Payable for Series shares repurchased	161,268
Affiliated transfer agent fee payable	595

Total Liabilities	223,232,842

NET ASSETS	$1,779,242,908

Net assets were comprised of:
Paid-in capital	1,508,440,066
Retained earnings	270,802,842

Net assets, June 30, 2009	$1,779,242,908

Net asset value and redemption price per share, $1,779,242,908 / 78,052,205 outstanding shares of beneficial interest	$22.80

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income	$22,145,478
Affiliated income from securities loaned, net	1,302,706
Affiliated dividend income	115,954
Interest	1,947

23,566,085

EXPENSES
Management fee	2,908,765
Custodian’s fees and expenses	116,000
Shareholders’ reports	36,000
Insurance expenses	27,000
Trustees’ fees	18,000
Audit fee	9,000
Legal fees and expenses	9,000
Commitment fee on syndicated credit agreement	6,000
Transfer agent’s fee and expenses (including affiliated expense of $1,800) (Note 4)	5,000
Miscellaneous	8,884

Total expenses	3,143,649

NET INVESTMENT INCOME	20,422,436

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	(24,848,486)
Futures transactions	1,804,555

(23,043,931)

Net change in unrealized appreciation (depreciation) on:
Investments	50,565,782
Futures	(315,580)

50,250,202

NET GAIN ON INVESTMENTS	27,206,271

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$47,628,707

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$20,422,436	$51,604,331
Net realized loss on investment transactions	(23,043,931)	(28,775,151)
Net change in unrealized appreciation (depreciation) on investments	50,250,202	(1,123,541,103)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	47,628,707	(1,100,711,923)

DISTRIBUTIONS	(51,594,261)	(56,959,943)

SERIES SHARE TRANSACTIONS:
Series shares sold [1,261,975 and 2,142,562 shares, respectively]	26,482,007	63,864,986
Series shares issued in reinvestment of distributions [2,201,121 and 1,689,203 shares, respectively]	51,594,261	56,959,943
Series shares repurchased [5,173,679 and 8,835,363 shares, respectively]	(110,665,221)	(269,751,865)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(32,588,953)	(148,926,936)

TOTAL DECREASE IN NET ASSETS	(36,554,507)	(1,306,598,802)
NET ASSETS:
Beginning of period	1,815,797,415	3,122,396,217

End of period	$1,779,242,908	$1,815,797,415

SEE NOTES TO FINANCIAL STATEMENTS.

A91

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

Note 1:	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. On January 2, 2006, each Portfolio of the Series Fund changed its federal income tax status from a regulated investment company to a partnership. As a result of that conversion, the Series Fund was reorganized from a Maryland corporation to a Delaware statutory trust. Pursuant to this reorganization, the Series Fund has been renamed “The Prudential Series Fund.” The Series Fund is composed of twenty-eight Portfolios (“Portfolio” or “Portfolios”), each with separate series shares. The information presented in these financial statements pertains to seven Portfolios: Conservative Balanced Portfolio, Diversified Bond Portfolio, Equity Portfolio, Flexible Managed Portfolio, Global Portfolio, Government Income Portfolio and Stock Index Portfolio.

The Portfolios of the Series Fund have the following as investment objectives:

Conservative Balanced Portfolio:    Total investment return consistent with a conservatively managed diversified portfolio by investing in a mix of equity-related securities, debt obligations and money market instruments.

Diversified Bond Portfolio:    High level of income over a longer term while providing reasonable safety of capital by investing in intermediate and long-term debt obligations that are rated investment grade and high quality money market instruments. The types of debt obligations in which the Portfolio can invest include U.S. government securities, mortgage-related securities and corporate bonds.

Equity Portfolio:    Capital appreciation by investing primarily in stocks of major, established corporations as well as small companies.

Flexible Managed Portfolio:    High total return consistent with an aggressively managed diversified portfolio by investing in a mix of equity and equity-related securities, debt obligations and money market instruments.

Global Portfolio:    Long-term growth of capital by investing primarily in equity and equity-related securities of foreign and U.S. companies.

Government Income Portfolio:    High level of income over the long-term consistent with the preservation of capital by investing primarily in intermediate and long-term U.S. government securities, including U.S. treasuries, government agency and mortgage-related securities.

Stock Index Portfolio:    Investment results that generally correspond to the price and yield performance of the S&P 500 Index by investing primarily in stocks in the S&P 500 Index.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolios in preparation of their financial statements.

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in

B1

consultation with the subadvisors, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange, or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Conservative Balanced and Flexible Managed Portfolios use amortized cost to value their short-term debt securities. Short-term debt securities that are held in the other Portfolios which mature in more than 60 days are valued at current market quotations and those short-term debt securities which mature in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

Each Portfolio may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, including private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Series Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

B2

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. Certain Portfolios of the Series Fund may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Short Sales:    Certain Portfolios of the Series Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Portfolio invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Options:    Certain Portfolios of the Series Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates, with respect to securities which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of

B3

premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain or loss. The difference between the premium and the amount received or paid on at a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. The Portfolio, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options, and guarantees the futures and options contracts against default.

Swap Agreements:    Certain Portfolios of the Series Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Portfolio may use interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps:    Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. A Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers or to take an active long or short position with respect to the likelihood of a particular issuer’s default. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. The Portfolio’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

B4

As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swap:    In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Portfolio is subject to equity risk exposure in the normal course of pursuing its investment objectives. A Portfolio may enter into total return swaps to manage their exposure to a security or an index. The Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2009, none of the Portfolios has met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Warrants and Rights:    Certain Portfolios of the Series Fund may hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

B5

Securities Lending:    Each Portfolio of the Series Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls:    Certain Portfolios of the Series Fund enter into mortgage dollar rolls in which the Portfolio sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Portfolio maintains a segregated account, the dollar value of which is a least equal to its obligations, with respect to dollar rolls.

When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are attributable directly to a Portfolio or class level.

For Portfolios with multiple classes of shares, net investment income (loss) (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of their partners. The Portfolios are not generally subject to entity-level taxation. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. The Diversified Bond and Government Income Portfolios make distributions, if any, quarterly. All other Portfolios’ distributions are generally made on an annual basis. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisors performance of such services. PI has entered into subadvisory agreements with Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC

B6

(“Jennison”), LSV Asset Management (“LSV”), Marsico Capital Management, LLC (“Marsico”), Quantitative Management Associates LLC (“QMA”), T. Rowe Price Associates, Inc. (“T. Rowe”) and William Blair & Company, L.L.C. (“William Blair”) (collectively, the “Subadvisors”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the Subadvisors, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Portfolios bear all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at the annual rates specified below, of the value of each of the Portfolio’s average daily net assets.

Portfolio	Management Fee	Effective Management Fee
Conservative Balanced Portfolio	0.55%	0.55%
Diversified Bond Portfolio	0.40	0.40
Equity Portfolio	0.45	0.45
Flexible Managed Portfolio	0.60	0.60
Global Portfolio	0.75	0.75
Government Income Portfolio	0.40	0.40
Stock Index Portfolio	0.35% up to $4 billion 0.30% over $4 billion	0.35

At June 30, 2009, the Subadvisors that provide investment advisory services to the Portfolios are as follows. Where more than one Subadvisor is listed, each Subadvisor provides services to a segment of the Portfolio:

Portfolio	Subadvisor(s)
Conservative Balanced Portfolio	PIM, QMA
Diversified Bond Portfolio	PIM
Equity Portfolio	Jennison
Flexible Managed Portfolio	PIM, QMA
Global Portfolio	LSV, Marsico, QMA, T. Rowe & William Blair
Government Income Portfolio	PIM
Stock Index Portfolio	QMA

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI, which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PI has agreed to reimburse each of the following Portfolios the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceed the percentage stated below.

Portfolio	Class I Expense Limit		Class II Expense Limit
Government Income Portfolio	0.75	%*	N/A
Stock Index Portfolio	0.75	**	N/A

*  Effective July 1, 2009, the expense limitation has been removed.

**  Effective July 1, 2009, the expense limitation has been renewed.

N/A — Not applicable — There are no Class II shares outstanding for this Portfolio.

PIMS, PI, PIM, QMA and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

B7

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable. PIM also serves as the Series Fund’s security lending agent. For the six months ended June 30, 2009, PIM was compensated as follows for these services by the Series Fund Portfolios:

Portfolio	PIM
Conservative Balanced Portfolio	$400,320
Diversified Bond Portfolio	61,919
Equity Portfolio	402,604
Flexible Managed Portfolio	318,896
Global Portfolio	82,408
Government Income Portfolio	41,728
Stock Index Portfolio	557,646

For the six months ended June 30, 2009, Wachovia Securities, LLC (“Wachovia”), an affiliate of PI, earned brokerage commissions from transactions executed on behalf of the Series Fund Portfolios as follows:

Portfolio	Wachovia
Equity Portfolio	$7,093

Certain Portfolios invest in the Short-Term Bond Series, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Taxable Money Market Series, each a portfolio of the Dryden Core Investment Fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2009 were as follows:

Cost of Purchases:

Portfolio
Conservative Balanced Portfolio	$2,020,770,685
Diversified Bond Portfolio	2,390,668,373
Equity Portfolio	1,601,586,795
Flexible Managed Portfolio	3,068,050,809
Global Portfolio	126,128,836
Government Income Portfolio	1,548,982,336
Stock Index Portfolio	31,569,914

Proceeds from Sales:

Portfolio
Conservative Balanced Portfolio	$2,106,693,552
Diversified Bond Portfolio	2,472,540,536
Equity Portfolio	1,715,704,760
Flexible Managed Portfolio	3,158,737,986
Global Portfolio	147,858,044
Government Income Portfolio	1,579,045,389
Stock Index Portfolio	101,013,665

B8

The Conservative Balanced, Diversified Bond, Flexible Managed and Government Income Portfolios’ written options activity for the six months ended June 30, 2009 were as follows:

Conservative Balanced Portfolio
	Contracts	Premiums
Balance as of December 31, 2008	—	$—
Options written	134	94,675
Options terminated in closing purchase transactions	(134)	(94,675)
Options expired	—	—

Balance as of June 30, 2009	—	$—

Diversified Bond Portfolio
	Contracts	Premiums
Balance as of December 31, 2008	—	$—
Options written	243	209,267
Options terminated in closing purchase transactions	(243)	(209,267)
Options expired	—	—

Balance as of June 30, 2009	—	$—

Flexible Managed Portfolio
	Contracts	Premiums
Balance as of December 31, 2008	—	$—
Options written	149	105,195
Options terminated in closing purchase transactions	(149)	(105,195)
Options expired	—	—

Balance as of June 30, 2009	—	$—

Government Income Portfolio
	Contracts	Premiums
Balance as of December 31, 2008	—	$—
Options written	80	69,753
Options terminated in closing purchase transactions	(80)	(69,753)
Options expired	—	—

Balance as of June 30, 2009	—	$—

Note 6:	Tax Information

After January 2, 2006, all Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

Prior to January 2, 2006, each Portfolio, which was incorporated as of that date, qualified as a regulated investment company under the Internal Revenue Code and distributed all of its taxable income, including any net realized gains on investments, to shareholders.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2009, no provision for income tax would be required in the Portfolios’ financial statements. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

B9

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2009, the Equity Portfolio has Class II shares outstanding.

Transactions in shares of beneficial interest of the Equity Portfolio were as follows:

Equity Portfolio:
Class I	Shares	Amount
Six months ended June 30, 2009:
Series shares sold	679,949	$10,901,867
Series shares issued in reinvestment of distributions	2,358,409	43,394,722
Series shares repurchased	(8,651,145)	(139,776,195)

Net increase (decrease) in shares outstanding	(5,612,787)	$(85,479,606)

Year ended December 31, 2008:
Series shares sold	1,436,949	$31,146,917
Series shares issued in reinvestment of distributions	17,082,227	436,963,357
Series shares repurchased	(13,934,724)	(328,218,745)

Net increase (decrease) in shares outstanding	4,584,452	$139,891,529

Class II
Six months ended June 30, 2009:
Series shares sold	271	$4,798
Series shares issued in reinvestment of distributions	164	3,037
Series shares repurchased	(5,197)	(82,802)

Net increase (decrease) in shares outstanding	(4,762)	$(74,967)

Year ended December 31, 2008:
Series shares sold	3,868	$88,780
Series shares issued in reinvestment of distributions	2,468	63,526
Series shares repurchased	(26,501)	(699,940)

Net increase (decrease) in shares outstanding	(20,165)	$(547,634)

Note 8:	Borrowings and Overdrafts

The Portfolios, along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 24, 2008, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .13 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 23, 2009. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Portfolios have not utilized the line of credit during the six months ended June 30, 2009.

B10

The average balance and weighted average interest rate on temporary overdrawn balances during the six months ended June 30, 2009 were as follows:

Portfolio	Approximate Average Balance Outstanding	Weighted Average Interest Rates
Government Income Portfolio	$4,735,787	2.25%

Note 9:	Ownership and Affiliates

As of June 30, 2009, all of Class I shares of each Portfolio were owned of record by the Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

Note 10:	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolios through August 18, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

B11

Financial Highlights

(Unaudited)

	Conservative Balanced Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008	2007(c)	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.69		$16.69	$16.21	$15.09	$15.10	$14.34

Income (Loss) From Investment Operations:
Net investment income	.21		.50	.50	.48	.38	.34
Net realized and unrealized gain (loss) on investments	.34		(3.98)	.49	1.06	.11	.78

Total from investment operations	.55		(3.48)	.99	1.54	.49	1.12

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(.35)	(.28)
Distributions from net realized gains	—		—	—	—	(.15)	(.08)
Distributions	(.51)		(.52)	(.51)	(.42)	—	—

Total dividends and distributions	(.51)		(.52)	(.51)	(.42)	(.50)	(.36)

Net Asset Value, end of period	$12.73		$12.69	$16.69	$16.21	$15.09	$15.10

Total Return(a)	4.28%		(21.41)%	6.12%	10.44%	3.43%	8.04%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,926.8		$1,957.5	$2,721.9	$2,770.6	$2,749.8	$2,893.6
Ratios to average net assets(b):
Expenses	.60	%(d)	.59%	.59%	.57%	.58%	.59%
Net investment income	2.98	%(d)	3.12%	2.95%	2.97%	2.45%	2.27%
Portfolio turnover rate	147	%(e)	336%	178%	114%	110%	153%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Calculated based upon average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	Diversified Bond Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.89		$10.90	$10.85	$10.96	$11.28	$11.17

Income (Loss) From Investment Operations:
Net investment income	.23		.54	.58	.57	.55	.52
Net realized and unrealized gain (loss) on investments	.57		(.90)	.02	(.05)	(.20)	.09

Total from investment operations	.80		(.36)	.60	.52	.35	.61

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(.59)	(.50)
Distributions from net realized gains	—		—	—	—	(.08)	—
Distributions	(.43)		(.65)	(.55)	(.63)	—	—

Total dividends and distributions	(.43)		(.65)	(.55)	(.63)	(.67)	(.50)

Net Asset Value, end of period	$10.26		$9.89	$10.90	$10.85	$10.96	$11.28

Total Return(a)	8.23%		(3.46)%	5.71%	4.98%	3.28%	5.59%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,168.9		$1,134.8	$1,218.3	$1,150.4	$1,230.6	$1,283.7
Ratios to average net assets(b):
Expenses	.45	%(c)	.44%	.44%	.45%	.45%	.45%
Net investment income	4.57	%(c)	5.07%	5.39%	5.18%	4.81%	4.57%
Portfolio turnover rate	284	%(d)	723%	476%	393%	278%	382%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	Equity Portfolio
	Class I
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008(c)	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.40		$29.67	$27.45	$24.64	$22.31	$20.55

Income (Loss) From Investment Operations:
Net investment income	.11		.29	.35	.30	.24	.28
Net realized and unrealized gain (loss) on investments	1.76		(10.52)	2.21	2.80	2.32	1.75

Total from investment operations	1.87		(10.23)	2.56	3.10	2.56	2.03

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(.23)	(.27)
Distributions	(.30)		(3.04)	(.34)	(.29)	—	—

Total dividends and distributions	(.30)		(3.04)	(.34)	(.29)	(.23)	(.27)

Net Asset Value, end of period	$17.97		$16.40	$29.67	$27.45	$24.64	$22.31

Total Return(a)	11.34%		(38.16)%	9.32%	12.57%	11.47%	9.93%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,661.0		$2,521.0	$4,423.9	$4,402.7	$4,283.9	$4,135.7
Ratios to average net assets(b):
Expenses	.49	%(d)	.48%	.47%	.47%	.47%	.48%
Net investment income	1.31	%(d)	1.21%	1.16%	1.10%	1.01%	1.29%
Portfolio turnover rate	67	%(e)	67%	57%	60%	77%	50%

	Equity Portfolio
	Class II
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008(c)	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.47		$29.81	$27.52	$24.69	$22.34	$20.58

Income (Loss) From Investment Operations:
Net investment income	.06		.19	.28	.19	.12	.20
Net realized and unrealized gain (loss) on investments	1.78		(10.61)	2.20	2.80	2.35	1.74

Total from investment operations	1.84		(10.42)	2.48	2.99	2.47	1.94

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(.12)	(.18)
Distributions	(.17)		(2.92)	(.19)	(.16)	—	—

Total dividends and distributions	(.17)		(2.92)	(.19)	(.16)	(.12)	(.18)

Net Asset Value, end of period	$18.14		$16.47	$29.81	$27.52	$24.69	$22.34

Total Return(a)	11.12%		(38.47)%	8.91%	12.13%	11.04%	9.51%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.3		$0.4	$1.3	$1.9	$2.1	$1.1
Ratios to average net assets(b):
Expenses	.89	%(d)	.88%	.87%	.87%	.87%	.88%
Net investment income	.93	%(d)	.78%	.74%	.71%	.64%	.91%
Portfolio turnover rate	67	%(e)	67%	57%	60%	77%	50%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculation based on average shares outstanding during the year.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	Flexible Managed Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008	2007	2006	2005(c)	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.34		$18.30	$18.36	$16.92	$16.58	$15.19

Income (Loss) From Investment Operations:
Net investment income	.18		.45	.50	.44	.32	.29
Net realized and unrealized gain (loss) on investments	.22		(4.62)	.65	1.59	.34	1.32

Total from investment operations	.40		(4.17)	1.15	2.03	.66	1.61

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(.32)	(.22)
Distributions	(.45)		(1.79)	(1.21)	(.59)	—	—

Total dividends and distributions	(.45)		(1.79)	(1.21)	(.59)	(.32)	(.22)

Net Asset Value, end of period	$12.29		$12.34	$18.30	$18.36	$16.92	$16.58

Total Return(a)	3.24%		(24.82)%	6.30%	12.17%	4.16%	10.74%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,573.3		$2,621.6	$3,716.3	$3,723.6	$3,543.9	$3,883.5
Ratios to average net assets(b):
Expenses	.64	%(d)	.64%	.63%	.62%	.63%	.62%
Net investment income	2.78	%(d)	2.85%	2.53%	2.48%	1.95%	1.83%
Portfolio turnover rate	157	%(e)	321%	212%	153%	126%	150%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Calculated based upon average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(Unaudited)

	Global Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.07		$24.62	$22.53	$18.96	$16.43	$15.14

Income (Loss) From Investment Operations:
Net investment income	.19		.40	.36	.26	.13	.11
Net realized and unrealized gain (loss) on investments	.79		(10.38)	2.00	3.44	2.50	1.33

Total from investment operations	.98		(9.98)	2.36	3.70	2.63	1.44

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(.10)	(.15)
Distributions	(.42)		(1.57)	(.27)	(.13)	—	—

Total dividends and distributions	(.42)		(1.57)	(.27)	(.13)	(.10)	(.15)

Net Asset Value, end of period	$13.63		$13.07	$24.62	$22.53	$18.96	$16.43

Total Return(a)	7.45%		(42.92)%	10.48%	19.65%	16.06%	9.59%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$520.9		$512.7	$985.0	$932.9	$814.1	$691.1
Ratios to average net assets(b):
Expenses	.87	%(c)	.84%	.81%	.84%	.82%	.84%
Net investment income	2.74	%(c)	2.01%	1.43%	1.24%	.77%	.67%
Portfolio turnover rate	27	%(d)	65%	48%	50%	155%	128%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(Unaudited)

	Government Income Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008		2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.40		$11.38		$11.26	$11.40	$11.65	$11.92

Income (Loss) From Investment Operations:
Net investment income	.18		.45		.53	.54	.49	.49
Net realized and unrealized gain (loss) on investments	.14		.03		.10	(.13)	(.20)	(.13)

Total from investment operations	.32		.48		.63	.41	.29	.36

Less Dividends and Distributions:
Dividends from net investment income	—		—		—	—	(.54)	(.44)
Distributions from net realized gains	—		—		—	—	—	(.19)
Distributions	(.22)		(.46)		(.51)	(.55)	—	—

Total dividends and distributions	(.22)		(.46)		(.51)	(.55)	(.54)	(.63)

Net Asset Value, end of period	$11.50		$11.40		$11.38	$11.26	$11.40	$11.65

Total Return(a)	2.89%		4.30%		5.70%	3.74%	2.51%	3.12%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$368.0		$370.5		$340.3	$354.3	$378.2	$420.2
Ratios to average net assets(b):
Expenses	.49	%(d)	.52	%(c)	.52%	.50%	.47%	.47%
Net investment income	3.22	%(d)	3.98	%(c)	4.62%	4.75%	4.16%	4.07%
Portfolio turnover rate	733	%(e)	2707%		2377%	734%	507%	617%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Includes interest expense of 0.03%.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(Unaudited)

	Stock Index Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$22.76		$36.84	$35.64	$31.41	$31.29	$29.29

Income (Loss) From Investment Operations:
Net investment income	.28		.64	.68	.56	.48	.50
Net realized and unrealized gain (loss) on investments	.44		(14.02)	1.14	4.31	.88	2.50

Total from investment operations	.72		(13.38)	1.82	4.87	1.36	3.00

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(.47)	(.49)
Distributions from net realized gains	—		—	—	—	(.77)	(.51)
Distributions	(.68)		(.70)	(.62)	(.64)	—	—

Total dividends and distributions	(.68)		(.70)	(.62)	(.64)	(1.24)	(1.00)

Net Asset Value, end of period	$22.80		$22.76	$36.84	$35.64	$31.41	$31.29

Total Return(a)	3.06%		(36.94)%	5.10%	15.54%	4.54%	10.45%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,779.2		$1,815.8	$3,122.4	$3,306.4	$3,212.7	$3,094.7
Ratios to average net assets(b):
Expenses	.38	%(c)	.37%	.37%	.37%	.38%	.38%
Net investment income	2.46	%(c)	2.04%	1.73%	1.61%	1.52%	1.64%
Portfolio turnover rate	2	%(d)	4%	3%	3%	7%	3%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

The Prudential Series Fund

Approval of Advisory Agreements

Introduction

The Trust’s Board of Trustees

The Board of Trustees (the “Board”) of The Prudential Series Fund (the “Trust”) consists of seven individuals, six of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Trust and each of its Portfolios, its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Governance Committee, and the Compliance Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (“PI”) and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 24-26, 2009 and approved the renewal of the agreements through July 31, 2010, after concluding that renewal of the agreements was in the best interests of the Trust, and each Portfolio and its shareholders.

In advance of the meetings, the Trustees requested and received materials relating to the agreements, and the Trustees had the opportunity to ask questions and request further information in connection with their consideration of those agreements. In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided by PI and each subadviser, the performance of each Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the June 24-26, 2009 meetings as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to both PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to both PI and each subadviser. The Board noted that Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”) and Quantitative Management Associates LLC (“QMA”) each of which serve as subadvisers to the Trust, are affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that the Portfolios benefit from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of PIM, Jennison or QMA, which are affiliates of PI, as their profitability was included in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that, with the exception of the Stock Index Portfolio, the management fee schedule for the Portfolios generally does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolios’ assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the fact that the Portfolios other than the Stock Index Portfolio do not have breakpoints is acceptable at this time.

With respect to the Stock Index Portfolio, the Board noted that the management fee schedule includes a breakpoint, which has the effect of decreasing the fee rate as assets increase, but that at its current level of assets the Portfolio does not realize the effect of any rate reduction. The Board took note, however, that the Stock Index Portfolio’s fee structure would result in a benefit to shareholders when (and if) assets reach the level at which the fee rate is reduced.

Other Benefits to PI and the Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ending December 31, 2008.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2008. The Board considered the management fee for each Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PI deems appropriate, and for reasons addressed in detail with the Board, PI may provide supplemental data compiled by Lipper for the Board’s consideration

In connection with its consideration of Portfolio expenses, the Board considered and accepted PI’s proposals to modify or eliminate existing management fee waivers and/or expense caps for selected Portfolios to adjust expense ratios for selected Portfolios.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe (for periods ended December 31, 2008), actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Conservative Balanced Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	Third Quartile	Second Quartile
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five- and ten-year periods, though it underperformed the benchmark index over the one- and three-year periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Diversified Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Third Quartile	Third Quartile	Second Quartile
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•

Although the Portfolio ranked in the third quartile over the one-, three- and five-year periods, the Board noted that the Portfolio ranked in the second quartile over the ten-year period. The Board also noted that the Portfolio underperformed its benchmark index all periods.

•

The Board noted PI’s explanation that the Portfolio’s underperformance was primarily attributable to the Portfolio’s exposure to sub-prime loans, which had experienced significant declines in value during 2008. The Board further noted that prior to 2008, the Portfolio outperformed its benchmark index and ranked in the first quartile during three of the previous four calendar years (measured from 2004-2007).

•

The Board considered that the performance of the Portfolio improved in more recent periods, and that the Portfolio outperformed its benchmark index and ranked in the second quartile of its Peer Universe for the first quarter of 2009.

•

The Board concluded that, in light of the Portfolio’s competitive performance over longer time periods and the positive performance trend of the first quarter, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Second Quartile	Second Quartile	First Quartile
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed or performed competitively against its benchmark index over all periods.

•	The Board concluded that in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Flexible Managed Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Second Quartile	Third Quartile	Third Quartile
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•

The Board noted that the Portfolio outperformed or performed competitively against its benchmark index over the three-, five- and ten-year periods, though it underperformed its benchmark index over the one-year period.

•	The Board concluded that in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Global Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Second Quartile	Third Quartile	Third Quartile
Actual Management Fees: First Quartile
Net Total Expenses: Second Quartile

•

The Board noted that the Portfolio outperformed or performed competitively against its benchmark index over the ten-year period, though it underperformed the index over the three- and five-year periods.

•

The Board further noted PI’s explanation that the Porfolio’s long-term performance record was not representative of the current structure or management of the Portfolio, due to the fact that during 2005 the Portfolio had changed investment styles and replaced the existing subadviser with four new subadvisers.

•	The Board also considered that the Portfolio’s recent performance had improved, with the Portfolio ranking in the second quartile and outperforming its benchmark during the first quarter of 2009.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Government Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Third Quartile	Third Quartile	Third Quartile
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board noted PI’s explanation that the Portfolio’s underperformance compared to the Peer Universe and the benchmark index over longer time periods was largely attributable to the Portfolio’s exposure to subprime mortgage securities.

•

The Board further noted that the Portfolio’s more recent performance had shown improvement, with the Portfolio outperforming its benchmark index and ranking in the second quartile over the one-year period, and ranking in the second quartile during the first quarter of 2009.

•

The Board concluded that it was reasonable continue to evaluate performance and to renew the agreements. The Board noted that PI monitors performance of the subadvisers, reports quarterly to the Board, and recommends subadviser changes when PI determines it is in the best interest of shareholders to do so.

•

The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 0.75%, noting that the Portfolio’s actual expenses were significantly lower than the cap.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

High Yield Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	Second Quartile	Second Quartile
Actual Management Fees: Second Quartile
Net Total Expenses: Second Quartile

•	The Board considered that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Jennison Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	Third Quartile	First Quartile	Second Quartile
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board considered that the Portfolio outperformed its benchmark index over the one- and five-year periods, though it underperformed its benchmark index for the three-year period.

•	The Board concluded that in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Money Market Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	First Quartile	First Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Third Quartile

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Natural Resources Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Third Quartile	First Quartile	First Quartile
Actual Management Fee: First Quartile
Net Total Expenses: First Quartile

•

The Board noted that the Portfolio ranked in the first quartile over the five- and ten-year periods, though it ranked in the fourth quartile over the one-year period and in the third quartile over the three-year period.

•	The Board also noted that the Portfolio outperformed against its benchmark index over all periods.

•

The Board considered PI’s assertion that the Portfolio’s underperformance over the last three years was attributable to the Portfolio’s poor performance in 2008, as the subadviser finished in the top half of its peers the previous four years (2004-2007).

•	The Board further noted that the Portfolio’s recent performance had shown improvement, with the Portfolio ranking in the first quartile and outperforming its benchmark index.

•

The Board concluded that, in light of the Portfolio’s competitive long-term performance and the positive performance trend of the first quarter, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Small Capitalization Stock Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	Second Quartile	First Quartile	Second Quartile
Actual Management Fees: Third Quartile
Net Total Expenses: Second Quartile

•	The Board noted that the Portfolio had outperformed or performed in-line with its benchmark index over the one-, three-, five- and ten-year periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Stock Index Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	First Quartile	First Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Third Quartile

•	The Board also noted that the Portfolio’s performance over all periods closely tracked the benchmark index, which was consistent with the Portfolio’s operation as an index fund.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board determined to continue the existing voluntary cap on net total Portfolio expenses of 0.75%.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Fourth Quartile	Second Quartile	Second Quartile
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five- and ten-year periods, though it underperformed the benchmark index over the one- and three-year periods.

•

The Board considered PI’s assertion that the Portfolio’s underperformance for the one- and three-year periods was impacted by an overweight in the energy sector in the second half of 2008 and an underweight in financials during the third quarter of 2008.

•

The Board further noted that the Portfolio’s recent performance had shown improvement, with the Portfolio ranking in the first quartile and outperforming its benchmark index during the first quarter of 2009.

•	The Board concluded that, in light of the Portfolio’s competitive long-term performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

The toll-free number shown below can be used to make transfers and reallocations, review how your premiums are being allocated, and receive current investment option values in your contract. Unit values for each investment option are available to all participants from the toll-free number. The phone lines are open each business day during the hours shown. Please be sure to have your contract number available when you call.

800-458-6333

8 a.m. — 8 p.m. Eastern time

The Prudential Insurance Company of America

751 Broad Street

Newark NJ 07102-3777

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Prudential

In the past, participants who held several variable contracts at the same address received multiple copies of annual and semiannual reports. In an effort to lessen waste and reduce expenses of postage and printing, we will attempt to mail only one copy of this report, based on our current records for participants with the same last name and same address. No action on your part is necessary. Upon request, we will furnish you with additional reports. The toll-free number listed on the inside back cover should be used to request additional copies. Proxy material and tax information will continue to be sent for each account of record.

Prudential Retirement, Prudential Financial, PRU, Prudential and the Rock logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ and its affiliates.

0158564-00001-00        MD.RS.011

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Account Contract-10

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date August 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 24, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 24, 2009

*	Print the name and title of each signing officer under his or her signature.